                                                                 ANNUAL
                                                                 REPORT
                                                             August 31, 2001






                                                           [LOGO]
                                                       THE POTOMAC FUNDS
                                               Enhanced Investment Strategies




                                                     100 South Royal Street
                                                   Alexandria, Virginia 22314


                                                       1311 Mamaroneck Avenue
                                                       White Plains, NY 10605

                                                           (800) 851-0511

                                  ANNUAL REPORT
                                 AUGUST 31, 2001

                                  POTOMAC FUNDS

Dear Shareholders,

The fiscal year 2001, from September 1, 2000 through August 31, 2001, was a difficult period for the U.S. equities markets. The major indices, which are the primary drivers of our Funds, declined substantially as investors continued to reevaluate U.S. equities. In summary, the optimism that had long supported the prices of U.S. equities, especially technology issues, faded and equities faltered.

From September through December, all of the major indices struggled as profit warnings became common. Market weakness was exacerbated by macro-economic concerns related to, among other things, the disputed Presidential election and concern about oil prices in light of difficulties with the Middle East peace process. Nevertheless, the Federal Reserve judged the economy to be strong and did not lower interest rates at its October, November or December meetings. From September through the end of the calendar year, the Nasdaq 100 Index ("NDX") and the Dow Jones Composite Internet Index ("DJINet"), each of which is highly sensitive to the performance of technology companies, declined significantly, with the NDX losing 43% and the DJINet losing 58%. The Standard & Poor's 500 Index ("S&P 500") declined 13%, while the Russell 2000 Index ("RTY") declined 10%. The Dow Jones Industrial Average (the "Dow") held up best, losing only 4%.

In early January, the Federal Reserve reversed course and surprised the markets by lowering rates from 6.5% to 6.0% without holding a formal meeting. The markets responded by rallying strongly during January. The Federal Reserve cut rates again on January 31, to 5.5%. However, from February through early April, the markets declined significantly. On March 20, 2001, the Federal Reserve lowered rates by 50 basis points from 5.5% to 5.0%. On April 18th, the Federal Reserve once again surprised investors by cutting rates from 5.0% to 4.5% and followed with a further cut on May 15th, with rates falling to 4.0%. The Federal Reserve's interest rate policy seemed to be impacting the markets: by May 21, the NDX had gained 37% from its low of early April and the Dow reached 11,337, its high for the fiscal year.

In June, the markets reacted negatively to a host of profit warnings and the rally of April and May faded. Analysts, who had been expecting 5% earnings growth from S&P 500 companies, reversed course and predicted a 17% decline in earnings. The Federal Reserve, noting continued weakness in the economy, reduced rates to 3.75% on June 27th. The markets declined in July and August in response to further pessimistic earnings and economic reports. On August 21, the Federal Reserve dropped rates to 3.5%, citing continued weakness in the economy, lowered consumer confidence and little danger of inflation.


At Potomac, the markets dictate the bulk of the performance of our Funds; declining markets should cause losses for our Plus Funds and gains for our Short Funds. As expected, the Short Funds provided significant positive returns during the past fiscal year and proved to be a bright spot for investors in a generally dismal market. In fact, the Internet/Short Fund, with a total return of 233.15% for the fiscal year ended August 31, 2001, was the best performing mutual fund in the nation according to Morningstar. The Short Funds also proved to be valuable vehicles for investors hedging long positions.

The Plus Funds lost value during the fiscal year, as should be expected in a declining market. However, the performance of the Plus Funds in light of the returns and paths of their target indices was excellent. The continued excellent relative performance of the Funds should give investors confidence that the strategy will add value when the markets return to normal.

There were a host of positive developments for our fund family and our shareholders during the year. Our disciplined approach to enhanced indexing, and our efforts to educate investors on the merits and risks of our investment approach garnered considerable praise as the difficult markets made investors more discerning. In that vein, unlike any other enhanced index funds, we have made public analyses that illustrate the performance of our Funds versus their models to allow investors to evaluate our management. Our customer service continues to receive praise and we look forward to further improvements as we adopt a more sophisticated transfer agent system in November. We debuted our on-line trading system during the fiscal year, and the system has been widely complimented as highly functional and easy to use. In addition, we have added both functionality and content to our website with the intention of making it a meaningful resource for investors interested in enhanced indexing and the Potomac Funds.

At Potomac we believe in the long-term prospects for the U.S. equities markets. Despite the market declines of the last eighteen months and the events of September 11, we remain bullish on the U.S. economy and equities markets. As always, we thank you for using our Funds and look forward to our continued mutual success.





Best regards,



/s/ Daniel O'Neill

Daniel O'Neill
The Potomac Funds

                                 U.S. PLUS FUND

                               INVESTOR CLASS(3)
                       OCTOBER 20, 1997 - AUGUST 31, 2001

[CHART]

                                    U.S. PLUS FUND          S&P 500 INDEX(1)
      10/20/97                         $10,000                  $10,000
      10/21/97                         $10,190                  $10,174
      10/22/97                         $10,200                  $10,135
      10/23/97                          $9,980                   $9,949
      10/24/97                          $9,790                   $9,854
      10/27/97                          $9,580                   $9,177
      10/28/97                          $9,590                   $9,647
      10/29/97                          $9,760                   $9,619
      10/30/97                          $9,490                   $9,457
      10/31/97                          $9,620                   $9,571
      11/03/97                         $10,050                   $9,826
      11/04/97                          $9,990                   $9,845
      11/05/97                         $10,030                   $9,866
      11/06/97                          $9,730                   $9,816
      11/07/97                          $9,620                   $9,706
      11/10/97                          $9,550                   $9,639
      11/11/97                          $9,560                   $9,667
      11/12/97                          $9,260                   $9,480
      11/13/97                          $9,430                   $9,592
      11/14/97                          $9,620                   $9,715
      11/17/97                          $9,910                   $9,902
      11/18/97                          $9,790                   $9,818
      11/19/97                          $9,870                   $9,885
      11/20/97                         $10,110                  $10,035
      11/21/97                         $10,220                  $10,078
      11/24/97                          $9,910                   $9,906
      11/25/97                          $9,940                   $9,950
      11/26/97                          $9,990                   $9,958
      11/28/97                          $9,990                   $9,998
      12/01/97                         $10,380                  $10,201
      12/02/97                         $10,310                  $10,168
      12/03/97                         $10,350                  $10,221
      12/04/97                         $10,340                  $10,183
      12/05/97                         $10,490                  $10,295
      12/08/97                         $10,460                  $10,280
      12/09/97                         $10,370                  $10,211
      12/10/97                         $10,230                  $10,148
      12/11/97                          $9,990                   $9,993
      12/12/97                         $10,020                   $9,977
      12/15/97                         $10,140                  $10,081
      12/16/97                         $10,240                  $10,130
      12/17/97                         $10,150                  $10,104
      12/18/97                          $9,990                   $9,997
      12/19/97                          $9,878                   $9,908
      12/22/97                          $9,968                   $9,980
      12/23/97                          $9,687                   $9,828
      12/24/97                          $9,647                   $9,760
      12/26/97                          $9,707                   $9,800
      12/29/97                         $10,008                   $9,976
      12/30/97                         $10,218                  $10,159
      12/31/97                         $10,218                  $10,155
       1/02/98                         $10,308                  $10,203
       1/05/98                         $10,348                  $10,225
       1/06/98                         $10,098                  $10,115
       1/07/98                         $10,148                  $10,088
       1/08/98                          $9,948                  $10,005
       1/09/98                          $9,457                   $9,708
       1/12/98                          $9,707                   $9,828
       1/13/98                          $9,918                   $9,963
       1/14/98                          $9,978                  $10,024
       1/15/98                          $9,847                   $9,949
       1/16/98                         $10,058                  $10,062
       1/20/98                         $10,318                  $10,241
       1/21/98                         $10,168                  $10,159
       1/22/98                         $10,028                  $10,078
       1/23/98                         $10,008                  $10,021
       1/26/98                          $9,998                  $10,014
       1/27/98                         $10,158                  $10,140
       1/28/98                         $10,298                  $10,229
       1/29/98                         $10,368                  $10,313
       1/30/98                         $10,388                  $10,258
       2/02/98                         $10,649                  $10,478
       2/03/98                         $10,749                  $10,527
       2/04/98                         $10,739                  $10,537
       2/05/98                         $10,739                  $10,502
       2/06/98                         $10,879                  $10,595
       2/09/98                         $10,829                  $10,577
       2/10/98                         $10,969                  $10,663
       2/11/98                         $10,969                  $10,674
       2/12/98                         $11,020                  $10,717
       2/13/98                         $10,949                  $10,675
       2/17/98                         $11,030                  $10,703
       2/18/98                         $11,160                  $10,800
       2/19/98                         $11,090                  $10,760
       2/20/98                         $11,190                  $10,823
       2/23/98                         $11,260                  $10,864
       2/24/98                         $11,140                  $10,784
       2/25/98                         $11,330                  $10,913
       2/26/98                         $11,430                  $10,974
       2/27/98                         $11,410                  $10,981
       3/02/98                         $11,400                  $10,964
       3/03/98                         $11,490                  $11,009
       3/04/98                         $11,370                  $10,960
       3/05/98                         $11,220                  $10,831
       3/06/98                         $11,520                  $11,047
       3/09/98                         $11,470                  $11,012
       3/10/98                         $11,651                  $11,137
       3/11/98                         $11,711                  $11,181
       3/12/98                         $11,781                  $11,196
       3/13/98                         $11,731                  $11,182
       3/16/98                         $11,911                  $11,294
       3/17/98                         $11,951                  $11,306
       3/18/98                         $12,001                  $11,359
       3/19/98                         $12,071                  $11,404
       3/20/98                         $12,232                  $11,502
       3/23/98                         $12,182                  $11,464
       3/24/98                         $12,332                  $11,570
       3/25/98                         $12,272                  $11,531
       3/26/98                         $12,232                  $11,519
       3/27/98                         $12,172                  $11,463
       3/30/98                         $12,152                  $11,443
       3/31/98                         $12,232                  $11,529
       4/01/98                         $12,352                  $11,596
       4/02/98                         $12,572                  $11,720
       4/03/98                         $12,632                  $11,749
       4/06/98                         $12,512                  $11,735
       4/07/98                         $12,372                  $11,611
       4/08/98                         $12,262                  $11,528
       4/09/98                         $12,392                  $11,623
       4/13/98                         $12,352                  $11,612
       4/14/98                         $12,482                  $11,676
       4/15/98                         $12,532                  $11,713
       4/16/98                         $12,322                  $11,596
       4/17/98                         $12,582                  $11,749
       4/20/98                         $12,552                  $11,758
       4/21/98                         $12,662                  $11,790
       4/22/98                         $12,682                  $11,831
       4/23/98                         $12,512                  $11,716
       4/24/98                         $12,292                  $11,594
       4/27/98                         $11,971                  $11,370
       4/28/98                         $11,921                  $11,355
       4/29/98                         $12,021                  $11,455
       4/30/98                         $12,382                  $11,634
       5/01/98                         $12,552                  $11,731
       5/04/98                         $12,522                  $11,742
       5/05/98                         $12,392                  $11,673
       5/06/98                         $12,182                  $11,562
       5/07/98                         $12,051                  $11,460
       5/08/98                         $12,332                  $11,596
       5/11/98                         $12,282                  $11,580
       5/12/98                         $12,442                  $11,676
       5/13/98                         $12,472                  $11,708
       5/14/98                         $12,402                  $11,693
       5/15/98                         $12,292                  $11,602
       5/18/98                         $12,222                  $11,572
       5/19/98                         $12,342                  $11,611
       5/20/98                         $12,482                  $11,710
       5/21/98                         $12,392                  $11,664
       5/22/98                         $12,322                  $11,621
       5/26/98                         $11,991                  $11,448
       5/27/98                         $12,041                  $11,430
       5/28/98                         $12,111                  $11,486
       5/29/98                         $11,951                  $11,415
       6/01/98                         $12,021                  $11,417
       6/02/98                         $12,021                  $11,440
       6/03/98                         $11,741                  $11,330
       6/04/98                         $12,061                  $11,457
       6/05/98                         $12,382                  $11,656
       6/08/98                         $12,372                  $11,675
       6/09/98                         $12,422                  $11,704
       6/10/98                         $12,312                  $11,639
       6/11/98                         $11,961                  $11,454
       6/12/98                         $12,101                  $11,499
       6/15/98                         $11,671                  $11,270
       6/16/98                         $11,901                  $11,381
       6/17/98                         $12,262                  $11,585
       6/18/98                         $12,202                  $11,578
       6/19/98                         $12,111                  $11,518
       6/22/98                         $12,182                  $11,545
       6/23/98                         $12,392                  $11,715
       6/24/98                         $12,652                  $11,855
       6/25/98                         $12,622                  $11,817
       6/26/98                         $12,692                  $11,858
       6/29/98                         $12,763                  $11,914
       6/30/98                         $12,622                  $11,865
       7/01/98                         $12,843                  $12,019
       7/02/98                         $12,883                  $11,997
       7/06/98                         $13,083                  $12,111
       7/07/98                         $13,043                  $12,083
       7/08/98                         $13,173                  $12,206
       7/09/98                         $13,053                  $12,124
       7/10/98                         $13,133                  $12,184
       7/13/98                         $13,153                  $12,193
       7/14/98                         $13,364                  $12,323
       7/15/98                         $13,324                  $12,294
       7/16/98                         $13,454                  $12,390
       7/17/98                         $13,494                  $12,419
       7/20/98                         $13,494                  $12,391
       7/21/98                         $13,143                  $12,192
       7/22/98                         $13,133                  $12,182
       7/23/98                         $12,733                  $11,927
       7/24/98                         $12,723                  $11,938
       7/27/98                         $12,823                  $12,006
       7/28/98                         $12,532                  $11,827
       7/29/98                         $12,432                  $11,775
       7/30/98                         $12,713                  $11,960
       7/31/98                         $12,332                  $11,727
       8/03/98                         $12,242                  $11,641
       8/04/98                         $11,520                  $11,219
       8/05/98                         $11,761                  $11,317
       8/06/98                         $11,831                  $11,402
       8/07/98                         $11,871                  $11,401
       8/10/98                         $11,691                  $11,335
       8/11/98                         $11,410                  $11,186
       8/12/98                         $11,701                  $11,346
       8/13/98                         $11,480                  $11,248
       8/14/98                         $11,220                  $11,121
       8/17/98                         $11,581                  $11,340
       8/18/98                         $11,911                  $11,524
       8/19/98                         $11,851                  $11,491
       8/20/98                         $11,731                  $11,423
       8/21/98                         $11,611                  $11,314
       8/24/98                         $11,701                  $11,387
       8/25/98                         $11,731                  $11,436
       8/26/98                         $11,611                  $11,346
       8/27/98                         $10,789                  $10,910
       8/28/98                         $10,679                  $10,749
       8/31/98                          $9,777                  $10,017
       9/01/98                         $10,208                  $10,404
       9/02/98                         $10,088                  $10,365
       9/03/98                         $10,018                  $10,279
       9/04/98                          $9,867                  $10,191
       9/08/98                         $10,639                  $10,710
       9/09/98                         $10,268                  $10,529
       9/10/98                          $9,747                  $10,257
       9/11/98                         $10,408                  $10,559
       9/14/98                         $10,659                  $10,776
       9/15/98                         $10,759                  $10,859
       9/16/98                         $10,939                  $10,940
       9/17/98                         $10,489                  $10,662
       9/18/98                         $10,509                  $10,675
       9/21/98                         $10,509                  $10,715
       9/22/98                         $10,639                  $10,775
       9/23/98                         $11,230                  $11,156
       9/24/98                         $10,859                  $10,912
       9/25/98                         $10,809                  $10,933
       9/28/98                         $10,999                  $10,974
       9/29/98                         $10,909                  $10,977
       9/30/98                         $10,428                  $10,643
      10/01/98                          $9,958                  $10,322
      10/02/98                         $10,228                  $10,492
      10/05/98                          $9,948                  $10,345
      10/06/98                          $9,938                  $10,303
      10/07/98                          $9,707                  $10,158
      10/08/98                          $9,567                  $10,040
      10/09/98                          $9,898                  $10,301
      10/12/98                         $10,098                  $10,441
      10/13/98                         $10,068                  $10,410
      10/14/98                         $10,188                  $10,522
      10/15/98                         $10,989                  $10,961
      10/16/98                         $11,030                  $11,055
      10/19/98                         $11,080                  $11,117
      10/20/98                         $11,150                  $11,134
      10/21/98                         $11,130                  $11,196
      10/22/98                         $11,350                  $11,286
      10/23/98                         $11,150                  $11,204
      10/26/98                         $11,260                  $11,221
      10/27/98                         $11,160                  $11,148
      10/28/98                         $11,120                  $11,177
      10/29/98                         $11,490                  $11,364
      10/30/98                         $11,641                  $11,497
      11/02/98                         $11,881                  $11,632
      11/03/98                         $11,801                  $11,624
      11/04/98                         $11,951                  $11,706
      11/05/98                         $12,222                  $11,865
      11/06/98                         $12,322                  $11,940
      11/09/98                         $12,152                  $11,827
      11/10/98                         $12,021                  $11,807
      11/11/98                         $11,981                  $11,730
      11/12/98                         $11,931                  $11,696
      11/13/98                         $12,091                  $11,780
      11/16/98                         $12,242                  $11,886
      11/17/98                         $12,272                  $11,922
      11/18/98                         $12,362                  $11,976
      11/19/98                         $12,512                  $12,062
      11/20/98                         $12,662                  $12,176
      11/23/98                         $13,093                  $12,434
      11/24/98                         $12,963                  $12,379
      11/25/98                         $12,953                  $12,420
      11/27/98                         $13,093                  $12,477
      11/30/98                         $12,582                  $12,177
      12/01/98                         $12,763                  $12,299
      12/02/98                         $12,733                  $12,257
      12/03/98                         $12,412                  $12,036
      12/04/98                         $12,853                  $12,314
      12/07/98                         $13,013                  $12,429
      12/08/98                         $12,913                  $12,363
      12/09/98                         $12,953                  $12,385
      12/10/98                         $12,652                  $12,191
      12/11/98                         $12,602                  $12,206
      12/14/98                         $12,279                  $11,942
      12/15/98                         $12,602                  $12,168
      12/16/98                         $12,602                  $12,159
      12/17/98                         $12,895                  $12,348
      12/18/98                         $12,976                  $12,432
      12/21/98                         $13,259                  $12,587
      12/22/98                         $13,279                  $12,595
      12/23/98                         $13,713                  $12,856
      12/24/98                         $13,673                  $12,832
      12/28/98                         $13,572                  $12,824
      12/29/98                         $13,915                  $12,995
      12/30/98                         $13,723                  $12,892
      12/31/98                         $13,754                  $12,863
       1/04/99                         $13,683                  $12,851
       1/05/99                         $13,915                  $13,026
       1/06/99                         $14,349                  $13,314
       1/07/99                         $14,309                  $13,287
       1/08/99                         $14,460                  $13,343
       1/11/99                         $14,238                  $13,226
       1/12/99                         $13,844                  $12,971
       1/13/99                         $13,663                  $12,917
       1/14/99                         $13,339                  $12,685
       1/15/99                         $13,804                  $13,010
       1/19/99                         $13,966                  $13,102
       1/20/99                         $14,157                  $13,150
       1/21/99                         $13,592                  $12,925
       1/22/99                         $13,552                  $12,821
       1/25/99                         $13,723                  $12,913
       1/26/99                         $14,097                  $13,105
       1/27/99                         $13,814                  $13,009
       1/28/99                         $14,168                  $13,241
       1/29/99                         $14,390                  $13,391
       2/01/99                         $14,289                  $13,321
       2/02/99                         $14,117                  $13,206
       2/03/99                         $14,339                  $13,312
       2/04/99                         $13,976                  $13,065
       2/05/99                         $13,754                  $12,970
       2/08/99                         $13,814                  $13,015
       2/09/99                         $13,350                  $12,726
       2/10/99                         $13,461                  $12,804
       2/11/99                         $14,077                  $13,123
       2/12/99                         $13,683                  $12,873
       2/16/99                         $13,754                  $12,996
       2/17/99                         $13,531                  $12,809
       2/18/99                         $13,683                  $12,948
       2/19/99                         $13,764                  $12,968
       2/22/99                         $14,289                  $13,312
       2/23/99                         $14,299                  $13,302
       2/24/99                         $13,915                  $13,116
       2/25/99                         $13,733                  $13,029
       2/26/99                         $13,632                  $12,959
       3/01/99                         $13,683                  $12,936
       3/02/99                         $13,531                  $12,824
       3/03/99                         $13,612                  $12,847
       3/04/99                         $13,875                  $13,045
       3/05/99                         $14,359                  $13,347
       3/08/99                         $14,430                  $13,423
       3/09/99                         $14,380                  $13,393
       3/10/99                         $14,531                  $13,466
       3/11/99                         $14,794                  $13,580
       3/12/99                         $14,582                  $13,547
       3/15/99                         $14,834                  $13,680
       3/16/99                         $14,824                  $13,670
       3/17/99                         $14,713                  $13,581
       3/18/99                         $15,036                  $13,777
       3/19/99                         $14,672                  $13,596
       3/22/99                         $14,703                  $13,573
       3/23/99                         $14,036                  $13,208
       3/24/99                         $14,157                  $13,275
       3/25/99                         $14,561                  $13,499
       3/26/99                         $14,450                  $13,424
       3/29/99                         $14,794                  $13,710
       3/30/99                         $14,773                  $13,612
       3/31/99                         $14,430                  $13,461
       4/01/99                         $14,571                  $13,538
       4/05/99                         $15,076                  $13,825
       4/06/99                         $15,026                  $13,791
       4/07/99                         $15,167                  $13,885
       4/08/99                         $15,460                  $14,064
       4/09/99                         $15,511                  $14,110
       4/12/99                         $15,743                  $14,217
       4/13/99                         $15,581                  $14,125
       4/14/99                         $15,187                  $13,901
       4/15/99                         $15,076                  $13,843
       4/16/99                         $14,915                  $13,803
       4/19/99                         $14,561                  $13,494
       4/20/99                         $14,773                  $13,668
       4/21/99                         $15,410                  $13,982
       4/22/99                         $15,702                  $14,220
       4/23/99                         $15,642                  $14,199
       4/26/99                         $15,743                  $14,232
       4/27/99                         $15,834                  $14,261
       4/28/99                         $15,531                  $14,137
       4/29/99                         $15,329                  $14,052
       4/30/99                         $15,167                  $13,972
       5/03/99                         $15,551                  $14,176
       5/04/99                         $15,268                  $13,939
       5/05/99                         $15,420                  $14,099
       5/06/99                         $15,258                  $13,939
       5/07/99                         $15,410                  $14,075
       5/10/99                         $15,339                  $14,026
       5/11/99                         $15,541                  $14,186
       5/12/99                         $15,723                  $14,274
       5/13/99                         $15,824                  $14,311
       5/14/99                         $15,228                  $13,999
       5/17/99                         $15,258                  $14,017
       5/18/99                         $15,248                  $13,953
       5/19/99                         $15,389                  $14,067
       5/20/99                         $15,248                  $14,010
       5/21/99                         $15,117                  $13,921
       5/24/99                         $14,733                  $13,673
       5/25/99                         $14,279                  $13,441
       5/26/99                         $14,612                  $13,654
       5/27/99                         $14,299                  $13,409
       5/28/99                         $14,521                  $13,623
       6/01/99                         $14,470                  $13,544
       6/02/99                         $14,481                  $13,550
       6/03/99                         $14,622                  $13,599
       6/04/99                         $15,036                  $13,894
       6/07/99                         $15,097                  $13,965
       6/08/99                         $14,895                  $13,785
       6/09/99                         $14,864                  $13,799
       6/10/99                         $14,662                  $13,633
       6/11/99                         $14,470                  $13,537
       6/14/99                         $14,491                  $13,541
       6/15/99                         $14,652                  $13,616
       6/16/99                         $15,046                  $13,922
       6/17/99                         $15,258                  $14,021
       6/18/99                         $15,248                  $14,052
       6/21/99                         $15,329                  $14,117
       6/22/99                         $15,157                  $13,979
       6/23/99                         $15,046                  $13,950
       6/24/99                         $14,874                  $13,769
       6/25/99                         $14,814                  $13,764
       6/28/99                         $15,076                  $13,932
       6/29/99                         $15,288                  $14,142
       6/30/99                         $15,702                  $14,365
       7/01/99                         $15,884                  $14,451
       7/02/99                         $16,116                  $14,558
       7/06/99                         $16,086                  $14,526
       7/07/99                         $16,116                  $14,607
       7/08/99                         $16,127                  $14,592
       7/09/99                         $16,278                  $14,685
       7/12/99                         $16,187                  $14,641
       7/13/99                         $16,096                  $14,583
       7/14/99                         $16,207                  $14,631
       7/15/99                         $16,379                  $14,751
       7/16/99                         $16,510                  $14,847
       7/19/99                         $16,349                  $14,730
       7/20/99                         $15,824                  $14,411
       7/21/99                         $15,793                  $14,434
       7/22/99                         $15,490                  $14,242
       7/23/99                         $15,410                  $14,200
       7/26/99                         $15,268                  $14,104
       7/27/99                         $15,440                  $14,261
       7/28/99                         $15,511                  $14,288
       7/29/99                         $15,187                  $14,033
       7/30/99                         $14,895                  $13,904
       8/02/99                         $14,955                  $13,897
       8/03/99                         $14,844                  $13,836
       8/04/99                         $14,521                  $13,660
       8/05/99                         $14,723                  $13,747
       8/06/99                         $14,481                  $13,607
       8/09/99                         $14,430                  $13,581
       8/10/99                         $14,198                  $13,410
       8/11/99                         $14,450                  $13,624
       8/12/99                         $14,440                  $13,585
       8/13/99                         $14,925                  $13,894
       8/16/99                         $15,026                  $13,926
       8/17/99                         $15,167                  $14,066
       8/18/99                         $14,955                  $13,948
       8/19/99                         $14,824                  $13,851
       8/20/99                         $15,046                  $13,987
       8/23/99                         $15,470                  $14,234
       8/24/99                         $15,551                  $14,268
       8/25/99                         $15,773                  $14,460
       8/26/99                         $15,500                  $14,253
       8/27/99                         $15,228                  $14,109
       8/30/99                         $14,794                  $13,855
     8/31/1999                         $14,703                  $13,817
      9/1/1999                         $14,965                  $13,929
      9/2/1999                         $14,713                  $13,804
      9/3/1999                         $15,440                  $14,203
      9/7/1999                         $15,268                  $14,132
      9/8/1999                         $15,157                  $14,066
      9/9/1999                         $15,157                  $14,103
     9/10/1999                         $15,319                  $14,144
     9/13/1999                         $15,187                  $14,066
     9/14/1999                         $15,026                  $13,984
     9/15/1999                         $14,662                  $13,792
     9/16/1999                         $14,743                  $13,797
     9/17/1999                         $15,036                  $13,975
     9/20/1999                         $14,985                  $13,976
     9/21/1999                         $14,521                  $13,683
     9/22/1999                         $14,531                  $13,714
     9/23/1999                         $14,026                  $13,399
     9/24/1999                         $13,996                  $13,367
     9/27/1999                         $14,137                  $13,429
     9/28/1999                         $14,097                  $13,418
     9/29/1999                         $13,844                  $13,273
     9/30/1999                         $14,157                  $13,423
     10/1/1999                         $14,097                  $13,424
     10/4/1999                         $14,481                  $13,652
     10/5/1999                         $14,450                  $13,618
     10/6/1999                         $14,763                  $13,870
     10/7/1999                         $14,662                  $13,788
     10/8/1999                         $14,985                  $13,981
    10/11/1999                         $14,965                  $13,972
    10/12/1999                         $14,622                  $13,740
    10/13/1999                         $14,046                  $13,453
    10/14/1999                         $14,046                  $13,430
    10/15/1999                         $13,491                  $13,054
    10/18/1999                         $13,653                  $13,124
    10/19/1999                         $13,784                  $13,199
    10/20/1999                         $14,077                  $13,493
    10/21/1999                         $14,127                  $13,432
    10/22/1999                         $14,319                  $13,621
    10/25/1999                         $14,218                  $13,537
    10/26/1999                         $13,955                  $13,415
    10/27/1999                         $14,319                  $13,569
    10/28/1999                         $15,046                  $14,048
    10/29/1999                         $15,460                  $14,262
     11/1/1999                         $15,228                  $14,170
     11/2/1999                         $15,066                  $14,103
     11/3/1999                         $15,208                  $14,179
     11/4/1999                         $15,359                  $14,259
     11/5/1999                         $15,601                  $14,339
     11/8/1999                         $15,541                  $14,410
     11/9/1999                         $15,349                  $14,287
    11/10/1999                         $15,521                  $14,373
    11/11/1999                         $15,662                  $14,456
    11/12/1999                         $15,894                  $14,609
    11/15/1999                         $15,914                  $14,592
    11/16/1999                         $16,399                  $14,860
    11/17/1999                         $16,167                  $14,762
    11/18/1999                         $16,349                  $14,911
    11/19/1999                         $16,329                  $14,881
    11/22/1999                         $16,329                  $14,869
    11/23/1999                         $16,086                  $14,699
    11/24/1999                         $16,238                  $14,829
    11/26/1999                         $16,127                  $14,824
    11/29/1999                         $16,046                  $14,732
    11/30/1999                         $15,773                  $14,534
     12/1/1999                         $15,975                  $14,626
     12/2/1999                         $16,116                  $14,745
     12/3/1999                         $16,571                  $14,999
     12/6/1999                         $16,359                  $14,895
     12/7/1999                         $16,177                  $14,746
     12/8/1999                         $16,015                  $14,691
     12/9/1999                         $16,106                  $14,735
    12/10/1999                         $16,197                  $14,829
    12/13/1999                         $16,238                  $14,810
    12/14/1999                         $16,046                  $14,684
    12/15/1999                         $16,116                  $14,790
    12/16/1999                         $16,268                  $14,847
    12/17/1999                         $16,389                  $14,871
    12/20/1999                         $16,228                  $14,840
    12/21/1999                         $16,601                  $15,000
    12/22/1999                         $16,662                  $15,028
    12/23/1999                         $17,056                  $15,261
    12/27/1999                         $17,015                  $15,248
    12/28/1999                         $17,015                  $15,254
    12/29/1999                         $17,106                  $15,314
    12/30/1999                         $17,076                  $15,325
    12/31/1999                         $17,116                  $15,375
      1/3/2000                         $16,844                  $15,228
      1/4/2000                         $15,854                  $14,644
      1/5/2000                         $15,914                  $14,672
      1/6/2000                         $15,783                  $14,686
      1/7/2000                         $16,732                  $15,084
     1/10/2000                         $16,995                  $15,253
     1/11/2000                         $16,642                  $15,054
     1/12/2000                         $16,399                  $14,988
     1/13/2000                         $16,712                  $15,170
     1/14/2000                         $17,045                  $15,332
     1/18/2000                         $16,844                  $15,227
     1/19/2000                         $16,904                  $15,235
     1/20/2000                         $16,642                  $15,127
     1/21/2000                         $16,581                  $15,083
     1/24/2000                         $15,824                  $14,666
     1/25/2000                         $15,955                  $14,755
     1/26/2000                         $15,914                  $14,693
     1/27/2000                         $15,803                  $14,635
     1/28/2000                         $15,066                  $14,233
     1/31/2000                         $15,642                  $14,592
      2/1/2000                         $15,914                  $14,747
      2/2/2000                         $15,894                  $14,746
      2/3/2000                         $16,248                  $14,912
      2/4/2000                         $16,157                  $14,905
      2/7/2000                         $16,086                  $14,904
      2/8/2000                         $16,419                  $15,087
      2/9/2000                         $15,914                  $14,773
     2/10/2000                         $15,945                  $14,826
     2/11/2000                         $15,561                  $14,516
     2/14/2000                         $15,591                  $14,545
     2/15/2000                         $15,783                  $14,672
     2/16/2000                         $15,511                  $14,521
     2/17/2000                         $15,369                  $14,527
     2/18/2000                         $14,834                  $14,086
     2/22/2000                         $14,804                  $14,150
     2/23/2000                         $15,066                  $14,239
     2/24/2000                         $14,884                  $14,163
     2/25/2000                         $14,622                  $13,953
     2/28/2000                         $14,743                  $14,107
     2/29/2000                         $15,157                  $14,299
      3/1/2000                         $15,349                  $14,433
      3/2/2000                         $15,359                  $14,459
      3/3/2000                         $15,793                  $14,746
      3/6/2000                         $15,541                  $14,559
      3/7/2000                         $14,794                  $14,186
      3/8/2000                         $15,036                  $14,302
      3/9/2000                         $15,682                  $14,668
     3/10/2000                         $15,591                  $14,599
     3/13/2000                         $15,329                  $14,479
     3/14/2000                         $14,985                  $14,223
     3/15/2000                         $15,531                  $14,568
     3/16/2000                         $16,621                  $15,262
     3/17/2000                         $16,783                  $15,325
     3/20/2000                         $16,642                  $15,243
     3/21/2000                         $17,136                  $15,633
     3/22/2000                         $17,288                  $15,703
     3/23/2000                         $17,722                  $15,983
     3/24/2000                         $17,914                  $15,984
     3/27/2000                         $17,631                  $15,946
     3/28/2000                         $17,480                  $15,778
     3/29/2000                         $17,500                  $15,786
     3/30/2000                         $17,045                  $15,570
     3/31/2000                         $17,298                  $15,682
      4/3/2000                         $17,459                  $15,759
      4/4/2000                         $17,298                  $15,642
      4/5/2000                         $17,096                  $15,565
      4/6/2000                         $17,298                  $15,711
      4/7/2000                         $17,500                  $15,868
     4/10/2000                         $17,369                  $15,743
     4/11/2000                         $17,298                  $15,703
     4/12/2000                         $16,581                  $15,353
     4/13/2000                         $16,238                  $15,074
     4/14/2000                         $14,763                  $14,196
     4/17/2000                         $15,511                  $14,665
     4/18/2000                         $16,207                  $15,086
     4/19/2000                         $15,985                  $14,938
     4/20/2000                         $16,106                  $15,012
     4/24/2000                         $15,914                  $14,963
     4/25/2000                         $16,813                  $15,461
     4/26/2000                         $16,561                  $15,289
     4/27/2000                         $16,429                  $15,330
     4/28/2000                         $16,308                  $15,199
      5/1/2000                         $16,611                  $15,365
      5/2/2000                         $16,127                  $15,135
      5/3/2000                         $15,682                  $14,808
      5/4/2000                         $15,713                  $14,750
      5/5/2000                         $15,985                  $14,992
      5/8/2000                         $15,814                  $14,903
      5/9/2000                         $15,632                  $14,777
     5/10/2000                         $15,107                  $14,473
     5/11/2000                         $15,601                  $14,732
     5/12/2000                         $15,854                  $14,870
     5/15/2000                         $16,278                  $15,198
     5/16/2000                         $16,510                  $15,341
     5/17/2000                         $16,258                  $15,151
     5/18/2000                         $16,026                  $15,040
     5/19/2000                         $15,571                  $14,723
     5/22/2000                         $15,389                  $14,658
     5/23/2000                         $15,056                  $14,377
     5/24/2000                         $15,410                  $14,640
     5/25/2000                         $15,147                  $14,457
     5/26/2000                         $15,026                  $14,420
     5/30/2000                         $15,783                  $14,885
     5/31/2000                         $15,723                  $14,866
      6/1/2000                         $16,207                  $15,161
      6/2/2000                         $16,621                  $15,459
      6/5/2000                         $16,510                  $15,358
      6/6/2000                         $16,399                  $15,256
      6/7/2000                         $16,561                  $15,397
      6/8/2000                         $16,450                  $15,296
      6/9/2000                         $16,399                  $15,246
     6/12/2000                         $16,116                  $15,132
     6/13/2000                         $16,561                  $15,377
     6/14/2000                         $16,611                  $15,389
     6/15/2000                         $16,631                  $15,474
     6/16/2000                         $16,450                  $15,325
     6/19/2000                         $16,753                  $15,550
     6/20/2000                         $16,652                  $15,445
     6/21/2000                         $16,631                  $15,478
     6/22/2000                         $16,258                  $15,196
     6/23/2000                         $16,036                  $15,084
     6/26/2000                         $16,329                  $15,229
     6/27/2000                         $16,167                  $15,179
     6/28/2000                         $16,217                  $15,224
     6/29/2000                         $15,985                  $15,094
     6/30/2000                         $16,167                  $15,222
      7/3/2000                         $16,510                  $15,378
      7/5/2000                         $16,056                  $15,134
      7/6/2000                         $16,238                  $15,243
      7/7/2000                         $16,611                  $15,476
     7/10/2000                         $16,561                  $15,442
     7/11/2000                         $16,611                  $15,497
     7/12/2000                         $16,783                  $15,623
     7/13/2000                         $16,874                  $15,653
     7/14/2000                         $17,116                  $15,801
     7/17/2000                         $17,076                  $15,807
     7/18/2000                         $16,884                  $15,631
     7/19/2000                         $16,692                  $15,508
     7/20/2000                         $16,995                  $15,649
     7/21/2000                         $16,520                  $15,489
     7/24/2000                         $16,369                  $15,323
     7/25/2000                         $16,440                  $15,430
     7/26/2000                         $16,197                  $15,199
     7/27/2000                         $16,106                  $15,170
     7/28/2000                         $15,571                  $14,858
     7/31/2000                         $15,692                  $14,973
      8/1/2000                         $15,844                  $15,049
      8/2/2000                         $15,955                  $15,055
      8/3/2000                         $16,106                  $15,200
      8/4/2000                         $16,248                  $15,309
      8/7/2000                         $16,520                  $15,480
      8/8/2000                         $16,611                  $15,517
      8/9/2000                         $16,419                  $15,413
     8/10/2000                         $16,298                  $15,281
     8/11/2000                         $16,389                  $15,402
     8/14/2000                         $16,712                  $15,608
     8/15/2000                         $16,672                  $15,534
     8/16/2000                         $16,601                  $15,486
     8/17/2000                         $16,833                  $15,656
     8/18/2000                         $16,763                  $15,610
     8/21/2000                         $16,894                  $15,691
     8/22/2000                         $16,874                  $15,677
     8/23/2000                         $16,944                  $15,759
     8/24/2000                         $17,025                  $15,784
     8/25/2000                         $17,005                  $15,764
     8/28/2000                         $17,096                  $15,844
     8/29/2000                         $17,096                  $15,800
     8/30/2000                         $16,844                  $15,724
     8/31/2000                         $17,167                  $15,882
      9/1/2000                         $17,177                  $15,914
      9/5/2000                         $16,995                  $15,771
      9/6/2000                         $16,722                  $15,616
      9/7/2000                         $16,914                  $15,723
      9/8/2000                         $16,732                  $15,639
     9/11/2000                         $16,682                  $15,584
     9/12/2000                         $16,500                  $15,508
     9/13/2000                         $16,571                  $15,539
     9/14/2000                         $16,490                  $15,497
     9/15/2000                         $16,167                  $15,339
     9/18/2000                         $15,914                  $15,116
     9/19/2000                         $16,116                  $15,277
     9/20/2000                         $15,945                  $15,188
     9/21/2000                         $15,985                  $15,164
     9/22/2000                         $15,985                  $15,160
     9/25/2000                         $15,824                  $15,059
     9/26/2000                         $15,531                  $14,935
     9/27/2000                         $15,632                  $14,928
     9/28/2000                         $16,106                  $15,260
     9/29/2000                         $15,713                  $15,032
     10/2/2000                         $15,743                  $15,029
     10/3/2000                         $15,511                  $14,927
     10/4/2000                         $15,692                  $15,009
     10/5/2000                         $15,773                  $15,030
     10/6/2000                         $15,278                  $14,744
     10/9/2000                         $15,107                  $14,672
    10/10/2000                         $14,713                  $14,515
    10/11/2000                         $14,521                  $14,280
    10/12/2000                         $13,976                  $13,916
    10/13/2000                         $14,652                  $14,380
    10/16/2000                         $14,753                  $14,385
    10/17/2000                         $14,218                  $14,127
    10/18/2000                         $14,107                  $14,045
    10/19/2000                         $14,945                  $14,533
    10/20/2000                         $15,056                  $14,618
    10/23/2000                         $15,157                  $14,606
    10/24/2000                         $14,975                  $14,631
    10/25/2000                         $14,460                  $14,283
    10/26/2000                         $14,481                  $14,278
    10/27/2000                         $14,915                  $14,437
    10/30/2000                         $15,097                  $14,636
    10/31/2000                         $15,511                  $14,958
     11/1/2000                         $15,420                  $14,872
     11/2/2000                         $15,450                  $14,947
     11/3/2000                         $15,460                  $14,930
     11/6/2000                         $15,622                  $14,987
     11/7/2000                         $15,601                  $14,984
     11/8/2000                         $15,097                  $14,747
     11/9/2000                         $14,975                  $14,652
    11/10/2000                         $14,440                  $14,294
    11/13/2000                         $14,258                  $14,140
    11/14/2000                         $14,814                  $14,472
    11/15/2000                         $14,874                  $14,544
    11/16/2000                         $14,551                  $14,361
    11/17/2000                         $14,400                  $14,313
    11/20/2000                         $14,077                  $14,050
    11/21/2000                         $14,188                  $14,099
    11/22/2000                         $13,683                  $13,838
    11/24/2000                         $14,067                  $14,041
    11/27/2000                         $14,258                  $14,116
    11/28/2000                         $13,915                  $13,982
    11/29/2000                         $13,865                  $14,042
    11/30/2000                         $13,673                  $13,760
     12/1/2000                         $13,653                  $13,763
     12/4/2000                         $13,814                  $13,865
     12/5/2000                         $14,501                  $14,405
     12/6/2000                         $14,157                  $14,142
     12/7/2000                         $13,875                  $14,060
     12/8/2000                         $13,905                  $14,335
    12/11/2000                         $14,632                  $14,443
    12/12/2000                         $14,551                  $14,349
    12/13/2000                         $14,238                  $14,232
    12/14/2000                         $13,955                  $14,032
    12/15/2000                         $13,430                  $13,731
    12/18/2000                         $13,754                  $13,842
    12/19/2000                         $13,319                  $13,662
    12/20/2000                         $12,744                  $13,235
    12/21/2000                         $12,875                  $13,341
    12/22/2000                         $13,451                  $13,666
    12/26/2000                         $13,642                  $13,763
    12/27/2000                         $13,814                  $13,907
    12/28/2000                         $13,865                  $13,962
    12/29/2000                         $13,471                  $13,816
      1/2/2001                         $13,077                  $13,429
      1/3/2001                         $14,006                  $14,102
      1/4/2001                         $13,794                  $13,953
      1/5/2001                         $13,117                  $13,587
      1/8/2001                         $13,228                  $13,561
      1/9/2001                         $13,198                  $13,612
     1/10/2001                         $13,511                  $13,743
     1/11/2001                         $13,562                  $13,885
     1/12/2001                         $13,511                  $13,796
     1/16/2001                         $13,632                  $13,883
     1/17/2001                         $13,733                  $13,912
     1/18/2001                         $13,935                  $14,106
     1/19/2001                         $13,824                  $14,049
     1/22/2001                         $13,966                  $14,053
     1/23/2001                         $14,117                  $14,236
     1/24/2001                         $14,178                  $14,277
     1/25/2001                         $14,107                  $14,206
     1/26/2001                         $14,087                  $14,179
     1/29/2001                         $14,188                  $14,275
     1/30/2001                         $14,380                  $14,375
     1/31/2001                         $14,248                  $14,295
      2/1/2001                         $14,390                  $14,373
      2/2/2001                         $13,915                  $14,122
      2/5/2001                         $14,056                  $14,172
      2/6/2001                         $13,986                  $14,151
      2/7/2001                         $13,986                  $14,032
      2/8/2001                         $13,642                  $13,944
      2/9/2001                         $13,440                  $13,758
     2/12/2001                         $13,653                  $13,921
     2/13/2001                         $13,501                  $13,801
     2/14/2001                         $13,451                  $13,770
     2/15/2001                         $13,642                  $13,882
     2/16/2001                         $13,198                  $13,620
     2/20/2001                         $12,895                  $13,383
     2/21/2001                         $12,471                  $13,136
     2/22/2001                         $12,491                  $13,110
     2/23/2001                         $12,360                  $13,037
     2/26/2001                         $12,744                  $13,265
     2/27/2001                         $12,582                  $13,164
     2/28/2001                         $12,209                  $12,975
      3/1/2001                         $12,299                  $12,989
      3/2/2001                         $12,158                  $12,915
      3/5/2001                         $12,309                  $12,991
      3/6/2001                         $12,511                  $13,120
      3/7/2001                         $12,633                  $13,205
      3/8/2001                         $12,653                  $13,235
      3/9/2001                         $12,108                  $12,907
     3/12/2001                         $11,330                  $12,350
     3/13/2001                         $11,603                  $12,533
     3/14/2001                         $11,239                  $12,209
     3/15/2001                         $11,259                  $12,281
     3/16/2001                         $10,916                  $12,040
     3/19/2001                         $11,229                  $12,252
     3/20/2001                         $10,795                  $11,957
     3/21/2001                         $10,522                  $11,743
     3/22/2001                         $10,350                  $11,695
     3/23/2001                         $10,825                  $11,928
     3/26/2001                         $11,017                  $12,062
     3/27/2001                         $11,350                  $12,371
     3/28/2001                         $10,896                  $12,069
     3/29/2001                         $10,946                  $12,013
     3/30/2001                         $11,098                  $12,142
      4/2/2001                         $10,775                  $11,991
      4/3/2001                         $10,209                  $11,579
      4/4/2001                         $10,270                  $11,545
      4/5/2001                         $10,855                  $12,049
      4/6/2001                         $10,613                  $11,808
      4/9/2001                         $10,785                  $11,904
     4/10/2001                         $11,078                  $12,227
     4/11/2001                         $11,098                  $12,200
     4/12/2001                         $11,391                  $12,385
     4/16/2001                         $11,219                  $12,345
     4/17/2001                         $11,441                  $12,472
     4/18/2001                         $12,148                  $12,957
     4/19/2001                         $12,360                  $13,119
     4/20/2001                         $12,209                  $13,007
     4/23/2001                         $11,865                  $12,812
     4/24/2001                         $11,754                  $12,657
     4/25/2001                         $11,986                  $12,858
     4/26/2001                         $12,077                  $12,919
     4/27/2001                         $12,370                  $13,113
     4/30/2001                         $12,259                  $13,075
      5/1/2001                         $12,562                  $13,253
      5/2/2001                         $12,542                  $13,263
      5/3/2001                         $12,299                  $13,066
      5/4/2001                         $12,592                  $13,254
      5/7/2001                         $12,441                  $13,222
      5/8/2001                         $12,431                  $13,198
      5/9/2001                         $12,350                  $13,139
     5/10/2001                         $12,410                  $13,135
     5/11/2001                         $12,269                  $13,035
     5/14/2001                         $12,299                  $13,069
     5/15/2001                         $12,380                  $13,075
     5/16/2001                         $12,824                  $13,447
     5/17/2001                         $12,865                  $13,483
     5/18/2001                         $12,936                  $13,520
     5/21/2001                         $13,218                  $13,738
     5/22/2001                         $13,188                  $13,702
     5/23/2001                         $12,855                  $13,489
     5/24/2001                         $12,915                  $13,532
     5/25/2001                         $12,683                  $13,373
     5/29/2001                         $12,532                  $13,268
     5/30/2001                         $12,259                  $13,061
     5/31/2001                         $12,360                  $13,142
      6/1/2001                         $12,471                  $13,192
      6/4/2001                         $12,552                  $13,260
      6/5/2001                         $12,774                  $13,432
      6/6/2001                         $12,612                  $13,290
      6/7/2001                         $12,673                  $13,363
      6/8/2001                         $12,491                  $13,237
     6/11/2001                         $12,360                  $13,127
     6/12/2001                         $12,330                  $13,142
     6/13/2001                         $12,168                  $12,993
     6/14/2001                         $11,744                  $12,765
     6/15/2001                         $11,784                  $12,708
     6/18/2001                         $11,694                  $12,646
     6/19/2001                         $11,764                  $12,689
     6/20/2001                         $11,845                  $12,800
     6/21/2001                         $12,047                  $12,945
     6/22/2001                         $11,916                  $12,823
     6/25/2001                         $11,754                  $12,752
     6/26/2001                         $11,724                  $12,733
     6/27/2001                         $11,704                  $12,673
     6/28/2001                         $11,805                  $12,832
     6/29/2001                         $11,875                  $12,813
      7/2/2001                         $12,087                  $12,942
      7/3/2001                         $12,077                  $12,918
      7/5/2001                         $11,734                  $12,759
      7/6/2001                         $11,340                  $12,459
      7/9/2001                         $11,431                  $12,545
     7/10/2001                         $11,229                  $12,364
     7/11/2001                         $11,229                  $12,350
     7/12/2001                         $11,633                  $12,643
     7/13/2001                         $11,784                  $12,722
     7/16/2001                         $11,562                  $12,583
     7/17/2001                         $11,724                  $12,709
     7/18/2001                         $11,603                  $12,638
     7/19/2001                         $11,754                  $12,715
     7/20/2001                         $11,643                  $12,671
     7/23/2001                         $11,300                  $12,464
     7/24/2001                         $11,128                  $12,261
     7/25/2001                         $11,310                  $12,458
     7/26/2001                         $11,492                  $12,588
     7/27/2001                         $11,552                  $12,618
     7/30/2001                         $11,562                  $12,605
     7/31/2001                         $11,633                  $12,675
      8/1/2001                         $11,734                  $12,724
      8/2/2001                         $11,805                  $12,775
      8/3/2001                         $11,714                  $12,708
      8/6/2001                         $11,471                  $12,562
      8/7/2001                         $11,542                  $12,603
      8/8/2001                         $11,219                  $12,385
      8/9/2001                         $11,259                  $12,384
     8/10/2001                         $11,320                  $12,454
     8/13/2001                         $11,320                  $12,466
     8/14/2001                         $11,320                  $12,419
     8/15/2001                         $11,158                  $12,327
     8/16/2001                         $11,219                  $12,366
     8/17/2001                         $10,946                  $12,159
     8/20/2001                         $11,098                  $12,258
     8/21/2001                         $10,815                  $12,110
     8/22/2001                         $10,977                  $12,194
     8/23/2001                         $10,916                  $12,161
     8/24/2001                         $11,259                  $12,400
     8/27/2001                         $11,158                  $12,340
     8/28/2001                         $10,916                  $12,155
     8/29/2001                         $10,764                  $12,020
     8/30/2001                         $10,451                  $11,815
     8/31/2001                         $10,542                  $11,862

                                    1 YEAR      SINCE INCEPTION(2)
                                   --------   --------------------
INVESTOR CLASS                     (38.59%)     1.37%   (10/20/97)
ADVISOR CLASS                      (39.06%)   (29.05%)   (3/22/00)
BROKER CLASS-NO LOAD               (39.23%)   (37.49%)   (8/22/00)
BROKER CLASS-LOAD(4)               (44.23%)   (41.43%)   (8/22/00)
S&P 500 INDEX(1)                   (25.31%)     4.51%   (10/20/97)

The Potomac U.S. Plus Fund seeks daily investment returns that correspond to 150% of the daily return of the Standard & Poor's 500 Index(TM)("S&P 500"). The Fund invests primarily in Standard & Poor's Depositary Receipts ("SPDRs") and S&P 500 futures contracts. The S&P 500 declined from approximately 1,500 at the beginning of the fiscal year to the mid-1300s in September and traded near this level through the middle of February. A deteriorating picture for corporate profits caused the index to decline to a low just over 1,100 in March, with a rebound to the 1,300 level in April and May. Unfortunately, the S&P 500 gradually declined through the end of the fiscal year and finished at 1,133.58. For the fiscal year, the index declined (25.31%) while the Investor Class of the Fund declined (38.59%).

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3) THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY. PERFORMANCE FOR OTHER CLASSES WOULD BE LOWER DUE TO DIFFERENCES IN FEE STRUCTURES.

(4) REFLECTS MAXIMUM APPLICABLE DEFERRED SALES CHARGE OF 5% DURING THE FIRST YEAR AND 4% DURING THE SECOND YEAR.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                U.S./SHORT FUND

                               INVESTOR CLASS(3)
                       NOVEMBER 7, 1997 - AUGUST 31, 2001

[CHART]

                          U.S./SHORT FUND     S&P 500 INDEX(1)
    11/07/97                 $10,000             $10,000
    11/10/97                 $10,140              $9,931
    11/11/97                 $10,030              $9,960
    11/12/97                 $10,080              $9,768
    11/13/97                  $9,800              $9,883
    11/14/97                  $9,580             $10,009
    11/17/97                  $9,460             $10,202
    11/18/97                  $9,410             $10,116
    11/19/97                  $9,370             $10,184
    11/20/97                  $9,300             $10,339
    11/21/97                  $9,300             $10,384
    11/24/97                  $9,330             $10,207
    11/25/97                  $9,310             $10,251
    11/26/97                  $9,290             $10,260
    11/28/97                  $9,270             $10,301
    12/01/97                  $9,230             $10,510
    12/02/97                  $9,220             $10,476
    12/03/97                  $9,220             $10,531
    12/04/97                  $9,230             $10,492
    12/05/97                  $9,140             $10,607
    12/08/97                  $9,160             $10,591
    12/09/97                  $9,210             $10,520
    12/10/97                  $9,300             $10,456
    12/11/97                  $9,430             $10,296
    12/12/97                  $9,420             $10,279
    12/15/97                  $9,350             $10,387
    12/16/97                  $9,290             $10,437
    12/17/97                  $9,340             $10,410
    12/18/97                  $9,440             $10,300
    12/19/97                  $9,510             $10,208
    12/22/97                  $9,460             $10,282
    12/23/97                  $9,630             $10,125
    12/24/97                  $9,660             $10,056
    12/26/97                  $9,620             $10,096
    12/29/97                  $9,440             $10,279
    12/30/97                  $9,310             $10,467
    12/31/97                  $9,420             $10,463
     1/02/98                  $9,370             $10,512
     1/05/98                  $9,350             $10,534
     1/06/98                  $9,500             $10,421
     1/07/98                  $9,470             $10,393
     1/08/98                  $9,600             $10,308
     1/09/98                  $9,910             $10,002
     1/12/98                  $9,740             $10,126
     1/13/98                  $9,600             $10,265
     1/14/98                  $9,560             $10,328
     1/15/98                  $9,460             $10,250
     1/16/98                  $9,340             $10,367
     1/20/98                  $9,180             $10,551
     1/21/98                  $9,280             $10,467
     1/22/98                  $9,370             $10,383
     1/23/98                  $9,390             $10,324
     1/26/98                  $9,400             $10,317
     1/27/98                  $9,310             $10,448
     1/28/98                  $9,220             $10,539
     1/29/98                  $9,160             $10,625
     1/30/98                  $9,150             $10,569
     2/02/98                  $9,000             $10,795
     2/03/98                  $8,940             $10,846
     2/04/98                  $8,950             $10,856
     2/05/98                  $8,950             $10,820
     2/06/98                  $8,870             $10,916
     2/09/98                  $8,910             $10,897
     2/10/98                  $8,830             $10,987
     2/11/98                  $8,830             $10,997
     2/12/98                  $8,810             $11,042
     2/13/98                  $8,830             $10,998
     2/17/98                  $8,790             $11,027
     2/18/98                  $8,720             $11,127
     2/19/98                  $8,760             $11,086
     2/20/98                  $8,690             $11,150
     2/23/98                  $8,660             $11,193
     2/24/98                  $8,720             $11,111
     2/25/98                  $8,620             $11,244
     2/26/98                  $8,570             $11,306
     2/27/98                  $8,580             $11,314
     3/02/98                  $8,580             $11,296
     3/03/98                  $8,540             $11,342
     3/04/98                  $8,600             $11,292
     3/05/98                  $8,680             $11,159
     3/06/98                  $8,530             $11,382
     3/09/98                  $8,540             $11,346
     3/10/98                  $8,450             $11,474
     3/11/98                  $8,420             $11,520
     3/12/98                  $8,390             $11,535
     3/13/98                  $8,420             $11,521
     3/16/98                  $8,340             $11,636
     3/17/98                  $8,320             $11,649
     3/18/98                  $8,290             $11,704
     3/19/98                  $8,270             $11,749
     3/20/98                  $8,200             $11,851
     3/23/98                  $8,230             $11,812
     3/24/98                  $8,140             $11,921
     3/25/98                  $8,170             $11,881
     3/26/98                  $8,190             $11,868
     3/27/98                  $8,220             $11,811
     3/30/98                  $8,230             $11,790
     3/31/98                  $8,190             $11,879
     4/01/98                  $8,140             $11,948
     4/02/98                  $8,050             $12,075
     4/03/98                  $8,010             $12,104
     4/06/98                  $8,070             $12,090
     4/07/98                  $8,130             $11,963
     4/08/98                  $8,180             $11,878
     4/09/98                  $8,130             $11,975
     4/13/98                  $8,140             $11,964
     4/14/98                  $8,060             $12,030
     4/15/98                  $8,040             $12,068
     4/16/98                  $8,050             $11,948
     4/17/98                  $7,920             $12,105
     4/20/98                  $7,930             $12,115
     4/21/98                  $7,890             $12,147
     4/22/98                  $7,870             $12,189
     4/23/98                  $7,950             $12,071
     4/24/98                  $8,040             $11,945
     4/27/98                  $8,180             $11,715
     4/28/98                  $8,200             $11,699
     4/29/98                  $8,150             $11,802
     4/30/98                  $7,990             $11,986
     5/01/98                  $7,920             $12,086
     5/04/98                  $7,930             $12,098
     5/05/98                  $7,990             $12,027
     5/06/98                  $8,090             $11,913
     5/07/98                  $8,150             $11,807
     5/08/98                  $8,020             $11,947
     5/11/98                  $8,050             $11,931
     5/12/98                  $7,980             $12,030
     5/13/98                  $7,970             $12,063
     5/14/98                  $8,000             $12,047
     5/15/98                  $8,050             $11,954
     5/18/98                  $8,080             $11,922
     5/19/98                  $8,030             $11,962
     5/20/98                  $7,960             $12,065
     5/21/98                  $8,010             $12,018
     5/22/98                  $8,040             $11,973
     5/26/98                  $8,180             $11,795
     5/27/98                  $8,170             $11,776
     5/28/98                  $8,140             $11,834
     5/29/98                  $8,200             $11,761
     6/01/98                  $8,180             $11,762
     6/02/98                  $8,180             $11,787
     6/03/98                  $8,310             $11,674
     6/04/98                  $8,160             $11,804
     6/05/98                  $8,010             $12,009
     6/08/98                  $8,010             $12,029
     6/09/98                  $7,990             $12,058
     6/10/98                  $8,030             $11,992
     6/11/98                  $8,200             $11,801
     6/12/98                  $8,140             $11,847
     6/15/98                  $8,340             $11,612
     6/16/98                  $8,230             $11,726
     6/17/98                  $8,070             $11,936
     6/18/98                  $8,090             $11,928
     6/19/98                  $8,140             $11,867
     6/22/98                  $8,110             $11,895
     6/23/98                  $8,000             $12,070
     6/24/98                  $7,890             $12,214
     6/25/98                  $7,910             $12,175
     6/26/98                  $7,880             $12,218
     6/29/98                  $7,860             $12,275
     6/30/98                  $7,910             $12,225
     7/01/98                  $7,820             $12,383
     7/02/98                  $7,820             $12,360
     7/06/98                  $7,740             $12,478
     7/07/98                  $7,750             $12,449
     7/08/98                  $7,700             $12,575
     7/09/98                  $7,750             $12,491
     7/10/98                  $7,710             $12,553
     7/13/98                  $7,720             $12,563
     7/14/98                  $7,650             $12,696
     7/15/98                  $7,630             $12,666
     7/16/98                  $7,580             $12,765
     7/17/98                  $7,550             $12,795
     7/20/98                  $7,560             $12,766
     7/21/98                  $7,710             $12,561
     7/22/98                  $7,710             $12,551
     7/23/98                  $7,950             $12,288
     7/24/98                  $7,950             $12,300
     7/27/98                  $7,910             $12,369
     7/28/98                  $8,040             $12,186
     7/29/98                  $8,060             $12,132
     7/30/98                  $7,940             $12,323
     7/31/98                  $8,110             $12,083
     8/03/98                  $8,140             $11,994
     8/04/98                  $8,440             $11,559
     8/05/98                  $8,370             $11,660
     8/06/98                  $8,320             $11,748
     8/07/98                  $8,310             $11,746
     8/10/98                  $8,360             $11,678
     8/11/98                  $8,510             $11,525
     8/12/98                  $8,390             $11,690
     8/13/98                  $8,440             $11,589
     8/14/98                  $8,550             $11,458
     8/17/98                  $8,380             $11,684
     8/18/98                  $8,220             $11,873
     8/19/98                  $8,240             $11,839
     8/20/98                  $8,290             $11,769
     8/21/98                  $8,350             $11,657
     8/24/98                  $8,310             $11,732
     8/25/98                  $8,280             $11,783
     8/26/98                  $8,350             $11,689
     8/27/98                  $8,730             $11,241
     8/28/98                  $8,790             $11,074
     8/31/98                  $9,460             $10,321
     9/01/98                  $9,000             $10,719
     9/02/98                  $9,080             $10,679
     9/03/98                  $9,120             $10,590
     9/04/98                  $9,210             $10,500
     9/08/98                  $8,730             $11,034
     9/09/98                  $8,940             $10,848
     9/10/98                  $9,200             $10,568
     9/11/98                  $8,830             $10,879
     9/14/98                  $8,670             $11,102
     9/15/98                  $8,620             $11,188
     9/16/98                  $8,530             $11,272
     9/17/98                  $8,750             $10,985
     9/18/98                  $8,750             $10,998
     9/21/98                  $8,740             $11,039
     9/22/98                  $8,670             $11,101
     9/23/98                  $8,350             $11,494
     9/24/98                  $8,540             $11,242
     9/25/98                  $8,560             $11,264
     9/28/98                  $8,480             $11,307
     9/29/98                  $8,520             $11,310
     9/30/98                  $8,780             $10,965
    10/01/98                  $9,050             $10,635
    10/02/98                  $8,880             $10,810
    10/05/98                  $9,040             $10,658
    10/06/98                  $9,050             $10,615
    10/07/98                  $9,190             $10,465
    10/08/98                  $9,280             $10,344
    10/09/98                  $9,060             $10,613
    10/12/98                  $8,930             $10,757
    10/13/98                  $8,950             $10,725
    10/14/98                  $8,880             $10,841
    10/15/98                  $8,420             $11,294
    10/16/98                  $8,410             $11,390
    10/19/98                  $8,410             $11,454
    10/20/98                  $8,370             $11,471
  10/21/1998                  $8,370             $11,535
  10/22/1998                  $8,260             $11,628
  10/23/1998                  $8,360             $11,543
  10/26/1998                  $8,310             $11,561
  10/27/1998                  $8,350             $11,486
  10/28/1998                  $8,370             $11,516
  10/29/1998                  $8,180             $11,708
  10/30/1998                  $8,120             $11,845
   11/2/1998                  $7,990             $11,985
   11/3/1998                  $8,040             $11,977
   11/4/1998                  $7,990             $12,061
   11/5/1998                  $7,860             $12,225
   11/6/1998                  $7,820             $12,302
   11/9/1998                  $7,900             $12,185
  11/10/1998                  $7,950             $12,164
  11/11/1998                  $7,970             $12,086
  11/12/1998                  $7,990             $12,050
  11/13/1998                  $7,920             $12,137
  11/16/1998                  $7,860             $12,246
  11/17/1998                  $7,850             $12,284
  11/18/1998                  $7,810             $12,339
  11/19/1998                  $7,750             $12,427
  11/20/1998                  $7,690             $12,545
  11/23/1998                  $7,510             $12,811
  11/24/1998                  $7,560             $12,754
  11/25/1998                  $7,560             $12,796
  11/27/1998                  $7,510             $12,855
  11/30/1998                  $7,710             $12,546
   12/1/1998                  $7,630             $12,671
   12/2/1998                  $7,650             $12,628
   12/3/1998                  $7,780             $12,400
   12/4/1998                  $7,600             $12,687
   12/7/1998                  $7,550             $12,805
   12/8/1998                  $7,580             $12,737
   12/9/1998                  $7,560             $12,760
  12/10/1998                  $7,680             $12,561
  12/11/1998                  $7,700             $12,576
  12/14/1998                  $7,936             $12,304
  12/15/1998                  $7,695             $12,537
  12/16/1998                  $7,705             $12,528
  12/17/1998                  $7,594             $12,722
  12/18/1998                  $7,544             $12,809
  12/21/1998                  $7,423             $12,968
  12/22/1998                  $7,413             $12,976
  12/23/1998                  $7,251             $13,246
  12/24/1998                  $7,272             $13,221
  12/28/1998                  $7,302             $13,213
  12/29/1998                  $7,181             $13,389
  12/30/1998                  $7,262             $13,282
  12/31/1998                  $7,241             $13,253
    1/4/1999                  $7,282             $13,241
    1/5/1999                  $7,211             $13,421
    1/6/1999                  $7,070             $13,718
    1/7/1999                  $7,090             $13,690
    1/8/1999                  $7,030             $13,747
   1/11/1999                  $7,110             $13,627
   1/12/1999                  $7,231             $13,364
   1/13/1999                  $7,302             $13,309
   1/14/1999                  $7,423             $13,069
   1/15/1999                  $7,241             $13,404
   1/19/1999                  $7,181             $13,499
   1/20/1999                  $7,121             $13,548
   1/21/1999                  $7,312             $13,317
   1/22/1999                  $7,322             $13,209
   1/25/1999                  $7,262             $13,304
   1/26/1999                  $7,131             $13,502
   1/27/1999                  $7,221             $13,403
   1/28/1999                  $7,121             $13,643
   1/29/1999                  $7,030             $13,797
    2/1/1999                  $7,080             $13,725
    2/2/1999                  $7,090             $13,606
    2/3/1999                  $7,040             $13,715
    2/4/1999                  $7,161             $13,461
    2/5/1999                  $7,251             $13,363
    2/8/1999                  $7,221             $13,410
    2/9/1999                  $7,392             $13,112
   2/10/1999                  $7,352             $13,192
   2/11/1999                  $7,131             $13,521
   2/12/1999                  $7,332             $13,263
   2/16/1999                  $7,312             $13,389
   2/17/1999                  $7,382             $13,197
   2/18/1999                  $7,332             $13,340
   2/19/1999                  $7,292             $13,360
   2/22/1999                  $7,090             $13,716
   2/23/1999                  $7,090             $13,705
   2/24/1999                  $7,201             $13,514
   2/25/1999                  $7,272             $13,423
   2/26/1999                  $7,302             $13,351
    3/1/1999                  $7,282             $13,328
    3/2/1999                  $7,342             $13,213
    3/3/1999                  $7,332             $13,237
    3/4/1999                  $7,231             $13,441
    3/5/1999                  $7,060             $13,752
    3/8/1999                  $7,020             $13,830
    3/9/1999                  $7,040             $13,799
   3/10/1999                  $6,990             $13,874
   3/11/1999                  $6,899             $13,991
   3/12/1999                  $6,990             $13,958
   3/15/1999                  $6,909             $14,094
   3/16/1999                  $6,909             $14,085
   3/17/1999                  $6,949             $13,993
   3/18/1999                  $6,859             $14,194
   3/19/1999                  $6,959             $14,008
   3/22/1999                  $6,949             $13,984
   3/23/1999                  $7,151             $13,608
   3/24/1999                  $7,110             $13,677
   3/25/1999                  $6,980             $13,908
   3/26/1999                  $7,020             $13,831
   3/29/1999                  $6,909             $14,126
   3/30/1999                  $6,909             $14,024
   3/31/1999                  $7,030             $13,869
    4/1/1999                  $6,969             $13,948
    4/5/1999                  $6,818             $14,244
    4/6/1999                  $6,839             $14,209
    4/7/1999                  $6,798             $14,306
    4/8/1999                  $6,708             $14,490
    4/9/1999                  $6,687             $14,537
   4/12/1999                  $6,627             $14,648
   4/13/1999                  $6,677             $14,553
   4/14/1999                  $6,778             $14,323
   4/15/1999                  $6,818             $14,262
   4/16/1999                  $6,859             $14,221
   4/19/1999                  $6,969             $13,903
   4/20/1999                  $6,899             $14,083
   4/21/1999                  $6,698             $14,405
   4/22/1999                  $6,607             $14,650
   4/23/1999                  $6,627             $14,629
   4/26/1999                  $6,597             $14,663
   4/27/1999                  $6,577             $14,693
   4/28/1999                  $6,657             $14,565
   4/29/1999                  $6,718             $14,478
   4/30/1999                  $6,768             $14,395
    5/3/1999                  $6,667             $14,605
    5/4/1999                  $6,748             $14,361
    5/5/1999                  $6,698             $14,526
    5/6/1999                  $6,748             $14,362
    5/7/1999                  $6,708             $14,501
   5/10/1999                  $6,728             $14,451
   5/11/1999                  $6,687             $14,616
   5/12/1999                  $6,627             $14,706
   5/13/1999                  $6,617             $14,744
   5/14/1999                  $6,808             $14,424
   5/17/1999                  $6,808             $14,442
   5/18/1999                  $6,798             $14,375
   5/19/1999                  $6,758             $14,493
   5/20/1999                  $6,788             $14,435
   5/21/1999                  $6,818             $14,343
   5/24/1999                  $6,909             $14,088
   5/25/1999                  $7,060             $13,848
   5/26/1999                  $6,959             $14,067
   5/27/1999                  $7,050             $13,816
   5/28/1999                  $6,990             $14,036
    6/1/1999                  $7,000             $13,954
    6/2/1999                  $7,000             $13,960
    6/3/1999                  $6,949             $14,011
    6/4/1999                  $6,808             $14,315
    6/7/1999                  $6,796             $14,388
    6/8/1999                  $6,851             $14,203
    6/9/1999                  $6,871             $14,217
   6/10/1999                  $6,933             $14,046
   6/11/1999                  $6,994             $13,947
   6/14/1999                  $6,994             $13,951
   6/15/1999                  $6,943             $14,029
   6/16/1999                  $6,820             $14,344
   6/17/1999                  $6,762             $14,446
   6/18/1999                  $6,756             $14,478
   6/21/1999                  $6,742             $14,544
   6/22/1999                  $6,794             $14,403
   6/23/1999                  $6,828             $14,372
   6/24/1999                  $6,877             $14,186
   6/25/1999                  $6,899             $14,181
   6/28/1999                  $6,820             $14,354
   6/29/1999                  $6,758             $14,571
   6/30/1999                  $6,633             $14,800
    7/1/1999                  $6,579             $14,889
    7/2/1999                  $6,514             $15,000
    7/6/1999                  $6,526             $14,966
    7/7/1999                  $6,522             $15,050
    7/8/1999                  $6,520             $15,034
    7/9/1999                  $6,480             $15,130
   7/12/1999                  $6,502             $15,084
   7/13/1999                  $6,530             $15,025
   7/14/1999                  $6,504             $15,074
   7/15/1999                  $6,460             $15,198
   7/16/1999                  $6,424             $15,297
   7/19/1999                  $6,468             $15,177
   7/20/1999                  $6,607             $14,847
   7/21/1999                  $6,617             $14,871
   7/22/1999                  $6,704             $14,673
   7/23/1999                  $6,730             $14,630
   7/26/1999                  $6,770             $14,531
   7/27/1999                  $6,726             $14,694
   7/28/1999                  $6,706             $14,721
   7/29/1999                  $6,798             $14,458
   7/30/1999                  $6,889             $14,326
    8/2/1999                  $6,869             $14,318
    8/3/1999                  $6,907             $14,255
    8/4/1999                  $7,008             $14,073
    8/5/1999                  $6,945             $14,164
    8/6/1999                  $7,018             $14,019
    8/9/1999                  $7,036             $13,992
   8/10/1999                  $7,106             $13,816
   8/11/1999                  $7,024             $14,037
   8/12/1999                  $7,030             $13,996
   8/13/1999                  $6,871             $14,314
   8/16/1999                  $6,839             $14,348
   8/17/1999                  $6,796             $14,492
   8/18/1999                  $6,861             $14,370
   8/19/1999                  $6,901             $14,270
   8/20/1999                  $6,832             $14,411
   8/23/1999                  $6,706             $14,665
   8/24/1999                  $6,681             $14,701
   8/25/1999                  $6,615             $14,898
   8/26/1999                  $6,691             $14,685
   8/27/1999                  $6,768             $14,536
   8/30/1999                  $6,895             $14,275
   8/31/1999                  $6,927             $14,236
    9/1/1999                  $6,851             $14,351
    9/2/1999                  $6,931             $14,222
    9/3/1999                  $6,704             $14,633
    9/7/1999                  $6,754             $14,560
    9/8/1999                  $6,788             $14,492
    9/9/1999                  $6,788             $14,530
   9/10/1999                  $6,740             $14,573
   9/13/1999                  $6,784             $14,492
   9/14/1999                  $6,830             $14,407
   9/15/1999                  $6,935             $14,210
   9/16/1999                  $6,907             $14,215
   9/17/1999                  $6,816             $14,398
   9/20/1999                  $6,830             $14,399
   9/21/1999                  $6,982             $14,098
   9/22/1999                  $6,978             $14,129
   9/23/1999                  $7,141             $13,805
   9/24/1999                  $7,155             $13,772
   9/27/1999                  $7,110             $13,836
   9/28/1999                  $7,125             $13,824
   9/29/1999                  $7,205             $13,675
   9/30/1999                  $7,100             $13,830
   10/1/1999                  $7,127             $13,831
   10/4/1999                  $6,990             $14,066
   10/5/1999                  $7,006             $14,031
   10/6/1999                  $6,901             $14,290
   10/7/1999                  $6,933             $14,206
   10/8/1999                  $6,843             $14,404
  10/11/1999                  $6,843             $14,396
  10/12/1999                  $6,951             $14,157
  10/13/1999                  $7,127             $13,860
  10/14/1999                  $7,127             $13,837
  10/15/1999                  $7,310             $13,449
  10/18/1999                  $7,255             $13,521
  10/19/1999                  $7,205             $13,599
  10/20/1999                  $7,102             $13,902
  10/21/1999                  $7,084             $13,839
  10/22/1999                  $7,016             $14,034
  10/25/1999                  $7,050             $13,947
  10/26/1999                  $7,135             $13,821
  10/27/1999                  $7,020             $13,981
  10/28/1999                  $6,782             $14,474
  10/29/1999                  $6,665             $14,695
   11/1/1999                  $6,736             $14,600
   11/2/1999                  $6,784             $14,531
   11/3/1999                  $6,742             $14,608
   11/4/1999                  $6,700             $14,691
   11/5/1999                  $6,627             $14,773
   11/8/1999                  $6,633             $14,846
   11/9/1999                  $6,687             $14,720
  11/10/1999                  $6,639             $14,808
  11/11/1999                  $6,599             $14,894
  11/12/1999                  $6,530             $15,052
  11/15/1999                  $6,524             $15,034
  11/16/1999                  $6,383             $15,310
  11/17/1999                  $6,442             $15,210
  11/18/1999                  $6,395             $15,363
  11/19/1999                  $6,401             $15,331
  11/22/1999                  $6,403             $15,320
  11/23/1999                  $6,470             $15,144
  11/24/1999                  $6,430             $15,278
  11/26/1999                  $6,458             $15,273
  11/29/1999                  $6,478             $15,179
  11/30/1999                  $6,555             $14,975
   12/1/1999                  $6,502             $15,070
   12/2/1999                  $6,458             $15,192
   12/3/1999                  $6,325             $15,453
   12/6/1999                  $6,371             $15,346
   12/7/1999                  $6,422             $15,193
   12/8/1999                  $6,462             $15,136
   12/9/1999                  $6,432             $15,182
  12/10/1999                  $6,407             $15,278
  12/13/1999                  $6,399             $15,258
  12/14/1999                  $6,448             $15,128
  12/15/1999                  $6,430             $15,238
  12/16/1999                  $6,391             $15,297
  12/17/1999                  $6,361             $15,321
  12/20/1999                  $6,407             $15,289
  12/21/1999                  $6,317             $15,455
  12/22/1999                  $6,301             $15,484
  12/23/1999                  $6,206             $15,723
  12/27/1999                  $6,216             $15,710
  12/28/1999                  $6,216             $15,716
  12/29/1999                  $6,198             $15,778
  12/30/1999                  $6,206             $15,789
  12/31/1999                  $6,196             $15,841
    1/3/2000                  $6,264             $15,690
    1/4/2000                  $6,512             $15,088
    1/5/2000                  $6,504             $15,117
    1/6/2000                  $6,546             $15,131
    1/7/2000                  $6,283             $15,541
   1/10/2000                  $6,222             $15,715
   1/11/2000                  $6,313             $15,510
   1/12/2000                  $6,367             $15,442
   1/13/2000                  $6,295             $15,630
   1/14/2000                  $6,134             $15,797
   1/18/2000                  $6,176             $15,689
   1/19/2000                  $6,158             $15,697
   1/20/2000                  $6,230             $15,585
   1/21/2000                  $6,246             $15,540
   1/24/2000                  $6,430             $15,111
   1/25/2000                  $6,397             $15,202
   1/26/2000                  $6,403             $15,138
   1/27/2000                  $6,432             $15,079
   1/28/2000                  $6,637             $14,665
   1/31/2000                  $6,458             $15,034
    2/1/2000                  $6,385             $15,194
    2/2/2000                  $6,391             $15,193
    2/3/2000                  $6,305             $15,363
    2/4/2000                  $6,331             $15,357
    2/7/2000                  $6,341             $15,356
    2/8/2000                  $6,283             $15,544
    2/9/2000                  $6,409             $15,220
   2/10/2000                  $6,401             $15,276
   2/11/2000                  $6,508             $14,955
   2/14/2000                  $6,500             $14,986
   2/15/2000                  $6,450             $15,116
   2/16/2000                  $6,520             $14,961
   2/17/2000                  $6,561             $14,967
   2/18/2000                  $6,722             $14,513
   2/22/2000                  $6,738             $14,578
   2/23/2000                  $6,661             $14,670
   2/24/2000                  $6,714             $14,592
   2/25/2000                  $6,790             $14,376
   2/28/2000                  $6,750             $14,534
   2/29/2000                  $6,613             $14,732
    3/1/2000                  $6,565             $14,870
    3/2/2000                  $6,563             $14,898
    3/3/2000                  $6,438             $15,193
    3/6/2000                  $6,498             $15,000
    3/7/2000                  $6,708             $14,616
    3/8/2000                  $6,637             $14,735
    3/9/2000                  $6,454             $15,112
   3/10/2000                  $6,484             $15,041
   3/13/2000                  $6,546             $14,918
   3/14/2000                  $6,641             $14,654
   3/15/2000                  $6,484             $15,009
   3/16/2000                  $6,186             $15,725
   3/17/2000                  $6,144             $15,789
   3/20/2000                  $6,180             $15,705
   3/21/2000                  $6,043             $16,106
   3/22/2000                  $6,003             $16,179
   3/23/2000                  $5,904             $16,467
   3/24/2000                  $5,862             $16,468
   3/27/2000                  $5,932             $16,430
   3/28/2000                  $5,962             $16,256
   3/29/2000                  $5,956             $16,264
   3/30/2000                  $6,059             $16,042
   3/31/2000                  $5,984             $16,157
    4/3/2000                  $5,958             $16,237
    4/4/2000                  $6,003             $16,116
    4/5/2000                  $6,039             $16,036
    4/6/2000                  $5,986             $16,187
    4/7/2000                  $5,942             $16,349
   4/10/2000                  $5,974             $16,220
   4/11/2000                  $5,991             $16,179
   4/12/2000                  $6,158             $15,818
   4/13/2000                  $6,240             $15,531
   4/14/2000                  $6,617             $14,626
   4/17/2000                  $6,399             $15,110
   4/18/2000                  $6,204             $15,543
   4/19/2000                  $6,258             $15,390
   4/20/2000                  $6,230             $15,467
   4/24/2000                  $6,277             $15,416
   4/25/2000                  $6,041             $15,929
   4/26/2000                  $6,105             $15,752
   4/27/2000                  $6,132             $15,794
   4/28/2000                  $6,162             $15,659
    5/1/2000                  $6,083             $15,830
    5/2/2000                  $6,200             $15,593
    5/3/2000                  $6,313             $15,257
    5/4/2000                  $6,319             $15,197
    5/5/2000                  $6,238             $15,446
    5/8/2000                  $6,281             $15,355
    5/9/2000                  $6,321             $15,225
   5/10/2000                  $6,462             $14,911
   5/11/2000                  $6,331             $15,178
   5/12/2000                  $6,260             $15,320
   5/15/2000                  $6,148             $15,659
   5/16/2000                  $6,089             $15,806
   5/17/2000                  $6,154             $15,610
   5/18/2000                  $6,206             $15,495
   5/19/2000                  $6,327             $15,169
   5/22/2000                  $6,373             $15,102
   5/23/2000                  $6,472             $14,812
   5/24/2000                  $6,373             $15,084
   5/25/2000                  $6,440             $14,895
   5/26/2000                  $6,476             $14,857
   5/30/2000                  $6,260             $15,336
   5/31/2000                  $6,277             $15,316
    6/1/2000                  $6,154             $15,620
    6/2/2000                  $6,039             $15,927
    6/5/2000                  $6,071             $15,823
    6/6/2000                  $6,081             $15,718
    6/7/2000                  $6,039             $15,864
    6/8/2000                  $6,067             $15,759
    6/9/2000                  $6,081             $15,708
   6/12/2000                  $6,146             $15,590
   6/13/2000                  $6,037             $15,843
   6/14/2000                  $6,025             $15,855
   6/15/2000                  $6,019             $15,943
   6/16/2000                  $6,063             $15,789
   6/19/2000                  $5,991             $16,021
   6/20/2000                  $5,999             $15,913
   6/21/2000                  $6,003             $15,947
   6/22/2000                  $6,093             $15,657
   6/23/2000                  $6,144             $15,541
   6/26/2000                  $6,079             $15,690
   6/27/2000                  $6,113             $15,639
   6/28/2000                  $6,105             $15,685
   6/29/2000                  $6,164             $15,551
   6/30/2000                  $6,117             $15,683
    7/3/2000                  $6,047             $15,844
    7/5/2000                  $6,152             $15,593
    7/6/2000                  $6,109             $15,705
    7/7/2000                  $6,019             $15,945
   7/10/2000                  $6,033             $15,909
   7/11/2000                  $6,019             $15,966
   7/12/2000                  $5,978             $16,096
   7/13/2000                  $5,958             $16,127
   7/14/2000                  $5,904             $16,280
   7/17/2000                  $5,912             $16,285
   7/18/2000                  $5,956             $16,105
   7/19/2000                  $6,003             $15,978
   7/20/2000                  $5,942             $16,123
   7/21/2000                  $6,019             $15,959
   7/24/2000                  $6,083             $15,787
   7/25/2000                  $6,061             $15,897
   7/26/2000                  $6,127             $15,659
   7/27/2000                  $6,148             $15,629
   7/28/2000                  $6,277             $15,309
   7/31/2000                  $6,252             $15,427
    8/1/2000                  $6,214             $15,505
    8/2/2000                  $6,190             $15,511
    8/3/2000                  $6,148             $15,661
    8/4/2000                  $6,111             $15,773
    8/7/2000                  $6,045             $15,949
    8/8/2000                  $6,027             $15,987
    8/9/2000                  $6,077             $15,880
   8/10/2000                  $6,109             $15,744
   8/11/2000                  $6,091             $15,869
   8/14/2000                  $6,011             $16,081
   8/15/2000                  $6,021             $16,004
   8/16/2000                  $6,039             $15,955
   8/17/2000                  $5,980             $16,130
   8/18/2000                  $5,999             $16,083
   8/21/2000                  $5,970             $16,167
   8/22/2000                  $5,972             $16,152
   8/23/2000                  $5,958             $16,237
   8/24/2000                  $5,944             $16,262
   8/25/2000                  $5,950             $16,242
   8/28/2000                  $5,926             $16,324
   8/29/2000                  $5,928             $16,278
   8/30/2000                  $5,986             $16,200
   8/31/2000                  $5,908             $16,363
    9/1/2000                  $5,912             $16,396
    9/5/2000                  $5,956             $16,249
    9/6/2000                  $6,021             $16,089
    9/7/2000                  $5,974             $16,199
    9/8/2000                  $6,013             $16,113
   9/11/2000                  $6,031             $16,057
   9/12/2000                  $6,073             $15,978
   9/13/2000                  $6,059             $16,010
   9/14/2000                  $6,077             $15,966
   9/15/2000                  $6,154             $15,804
   9/18/2000                  $6,222             $15,574
   9/19/2000                  $6,166             $15,740
   9/20/2000                  $6,206             $15,648
   9/21/2000                  $6,204             $15,623
   9/22/2000                  $6,202             $15,619
   9/25/2000                  $6,240             $15,515
   9/26/2000                  $6,317             $15,388
   9/27/2000                  $6,297             $15,381
   9/28/2000                  $6,164             $15,723
   9/29/2000                  $6,232             $15,488
   10/2/2000                  $6,256             $15,485
   10/3/2000                  $6,319             $15,379
   10/4/2000                  $6,279             $15,464
   10/5/2000                  $6,256             $15,485
   10/6/2000                  $6,385             $15,191
   10/9/2000                  $6,432             $15,116
  10/10/2000                  $6,540             $14,954
  10/11/2000                  $6,601             $14,712
  10/12/2000                  $6,772             $14,337
  10/13/2000                  $6,553             $14,816
  10/16/2000                  $6,528             $14,821
  10/17/2000                  $6,679             $14,555
  10/18/2000                  $6,712             $14,470
  10/19/2000                  $6,468             $14,973
  10/20/2000                  $6,428             $15,061
  10/23/2000                  $6,399             $15,049
  10/24/2000                  $6,458             $15,074
  10/25/2000                  $6,595             $14,716
  10/26/2000                  $6,597             $14,711
  10/27/2000                  $6,466             $14,874
  10/30/2000                  $6,416             $15,080
  10/31/2000                  $6,301             $15,411
   11/1/2000                  $6,329             $15,323
   11/2/2000                  $6,319             $15,400
   11/3/2000                  $6,317             $15,382
   11/6/2000                  $6,275             $15,441
   11/7/2000                  $6,281             $15,438
   11/8/2000                  $6,414             $15,194
   11/9/2000                  $6,444             $15,096
  11/10/2000                  $6,589             $14,727
  11/13/2000                  $6,641             $14,569
  11/14/2000                  $6,484             $14,910
  11/15/2000                  $6,468             $14,984
  11/16/2000                  $6,559             $14,796
  11/17/2000                  $6,599             $14,746
  11/20/2000                  $6,702             $14,476
  11/21/2000                  $6,661             $14,527
  11/22/2000                  $6,810             $14,257
  11/24/2000                  $6,696             $14,466
  11/27/2000                  $6,633             $14,544
  11/28/2000                  $6,738             $14,405
  11/29/2000                  $6,754             $14,468
  11/30/2000                  $6,820             $14,177
   12/1/2000                  $6,826             $14,180
   12/4/2000                  $6,772             $14,285
   12/5/2000                  $6,553             $14,841
   12/6/2000                  $6,653             $14,571
   12/7/2000                  $6,738             $14,486
   12/8/2000                  $6,730             $14,770
  12/11/2000                  $6,502             $14,881
  12/12/2000                  $6,526             $14,783
  12/13/2000                  $6,621             $14,663
  12/14/2000                  $6,708             $14,457
  12/15/2000                  $6,863             $14,147
  12/18/2000                  $6,760             $14,261
  12/19/2000                  $6,901             $14,076
  12/20/2000                  $7,089             $13,636
  12/21/2000                  $7,041             $13,745
  12/22/2000                  $6,826             $14,080
  12/26/2000                  $6,767             $14,180
  12/27/2000                  $6,704             $14,328
  12/28/2000                  $6,690             $14,385
  12/29/2000                  $6,798             $14,235
    1/2/2001                  $6,953             $13,836
    1/3/2001                  $6,627             $14,529
    1/4/2001                  $6,688             $14,375
    1/5/2001                  $6,905             $13,998
    1/8/2001                  $6,870             $13,971
    1/9/2001                  $6,876             $14,025
   1/10/2001                  $6,782             $14,159
   1/11/2001                  $6,755             $14,305
   1/12/2001                  $6,775             $14,214
   1/16/2001                  $6,744             $14,303
   1/17/2001                  $6,713             $14,334
   1/18/2001                  $6,646             $14,533
   1/19/2001                  $6,683             $14,475
   1/22/2001                  $6,637             $14,479
   1/23/2001                  $6,598             $14,667
   1/24/2001                  $6,577             $14,709
   1/25/2001                  $6,602             $14,636
   1/26/2001                  $6,610             $14,608
   1/29/2001                  $6,577             $14,708
   1/30/2001                  $6,520             $14,811
   1/31/2001                  $6,560             $14,728
    2/1/2001                  $6,518             $14,808
    2/2/2001                  $6,660             $14,549
    2/5/2001                  $6,619             $14,602
    2/6/2001                  $6,642             $14,579
    2/7/2001                  $6,642             $14,457
    2/8/2001                  $6,748             $14,367
    2/9/2001                  $6,813             $14,175
   2/12/2001                  $6,748             $14,343
   2/13/2001                  $6,794             $14,219
   2/14/2001                  $6,815             $14,188
   2/15/2001                  $6,750             $14,303
   2/16/2001                  $6,893             $14,033
   2/20/2001                  $6,995             $13,789
   2/21/2001                  $7,139             $13,534
   2/22/2001                  $7,131             $13,507
   2/23/2001                  $7,179             $13,432
   2/26/2001                  $7,043             $13,667
   2/27/2001                  $7,102             $13,563
   2/28/2001                  $7,227             $13,368
    3/1/2001                  $7,204             $13,382
    3/2/2001                  $7,257             $13,306
    3/5/2001                  $7,200             $13,384
    3/6/2001                  $7,123             $13,518
    3/7/2001                  $7,075             $13,605
    3/8/2001                  $7,068             $13,636
    3/9/2001                  $7,271             $13,298
   3/12/2001                  $7,568             $12,724
   3/13/2001                  $7,457             $12,913
   3/14/2001                  $7,616             $12,579
   3/15/2001                  $7,602             $12,653
   3/16/2001                  $7,746             $12,405
   3/19/2001                  $7,616             $12,623
   3/20/2001                  $7,803             $12,319
   3/21/2001                  $7,926             $12,098
   3/22/2001                  $8,005             $12,049
   3/23/2001                  $7,782             $12,289
   3/26/2001                  $7,694             $12,428
   3/27/2001                  $7,535             $12,746
   3/28/2001                  $7,731             $12,434
   3/29/2001                  $7,713             $12,377
   3/30/2001                  $7,650             $12,510
    4/2/2001                  $7,790             $12,354
    4/3/2001                  $8,056             $11,929
    4/4/2001                  $8,026             $11,895
    4/5/2001                  $7,727             $12,414
    4/6/2001                  $7,836             $12,166
    4/9/2001                  $7,763             $12,265
   4/10/2001                  $7,631             $12,597
   4/11/2001                  $7,625             $12,570
   4/12/2001                  $7,499             $12,760
   4/16/2001                  $7,570             $12,719
   4/17/2001                  $7,476             $12,850
   4/18/2001                  $7,169             $13,349
   4/19/2001                  $7,085             $13,517
   4/20/2001                  $7,139             $13,401
   4/23/2001                  $7,280             $13,201
   4/24/2001                  $7,328             $13,040
   4/25/2001                  $7,238             $13,248
   4/26/2001                  $7,196             $13,310
   4/27/2001                  $7,087             $13,510
   4/30/2001                  $7,119             $13,471
    5/1/2001                  $7,012             $13,654
    5/2/2001                  $7,022             $13,665
    5/3/2001                  $7,112             $13,462
    5/4/2001                  $7,001             $13,656
    5/7/2001                  $7,060             $13,623
    5/8/2001                  $7,062             $13,598
    5/9/2001                  $7,093             $13,537
   5/10/2001                  $7,073             $13,533
   5/11/2001                  $7,125             $13,430
   5/14/2001                  $7,119             $13,465
   5/15/2001                  $7,087             $13,471
   5/16/2001                  $6,930             $13,854
   5/17/2001                  $6,916             $13,892
   5/18/2001                  $6,891             $13,929
   5/21/2001                  $6,788             $14,154
   5/22/2001                  $6,796             $14,117
   5/23/2001                  $6,914             $13,898
   5/24/2001                  $6,893             $13,942
   5/25/2001                  $6,976             $13,778
   5/29/2001                  $7,031             $13,670
   5/30/2001                  $7,127             $13,456
   5/31/2001                  $7,087             $13,540
    6/1/2001                  $7,043             $13,592
    6/4/2001                  $7,014             $13,661
    6/5/2001                  $6,934             $13,839
    6/6/2001                  $6,991             $13,693
    6/7/2001                  $6,972             $13,768
    6/8/2001                  $7,020             $13,638
   6/11/2001                  $7,075             $13,524
   6/12/2001                  $7,085             $13,540
   6/13/2001                  $7,150             $13,386
   6/14/2001                  $7,309             $13,152
   6/15/2001                  $7,296             $13,093
   6/18/2001                  $7,332             $13,029
   6/19/2001                  $7,303             $13,073
   6/20/2001                  $7,267             $13,187
   6/21/2001                  $7,185             $13,337
   6/22/2001                  $7,240             $13,211
   6/25/2001                  $7,307             $13,138
   6/26/2001                  $7,319             $13,119
   6/27/2001                  $7,326             $13,057
   6/28/2001                  $7,284             $13,220
   6/29/2001                  $7,254             $13,201
    7/2/2001                  $7,171             $13,334
    7/3/2001                  $7,173             $13,309
    7/5/2001                  $7,311             $13,145
    7/6/2001                  $7,474             $12,836
    7/9/2001                  $7,434             $12,925
   7/10/2001                  $7,520             $12,739
   7/11/2001                  $7,520             $12,724
   7/12/2001                  $7,349             $13,026
   7/13/2001                  $7,286             $13,107
   7/16/2001                  $7,376             $12,964
   7/17/2001                  $7,311             $13,094
   7/18/2001                  $7,361             $13,021
   7/19/2001                  $7,296             $13,100
   7/20/2001                  $7,342             $13,055
   7/23/2001                  $7,485             $12,841
   7/24/2001                  $7,562             $12,632
   7/25/2001                  $7,480             $12,835
   7/26/2001                  $7,401             $12,969
   7/27/2001                  $7,376             $13,001
   7/30/2001                  $7,376             $12,987
   7/31/2001                  $7,342             $13,059
    8/1/2001                  $7,303             $13,110
    8/2/2001                  $7,273             $13,162
    8/3/2001                  $7,313             $13,093
    8/6/2001                  $7,409             $12,943
    8/7/2001                  $7,382             $12,985
    8/8/2001                  $7,518             $12,760
    8/9/2001                  $7,499             $12,759
   8/10/2001                  $7,476             $12,832
   8/13/2001                  $7,472             $12,844
   8/14/2001                  $7,476             $12,795
   8/15/2001                  $7,543             $12,701
   8/16/2001                  $7,516             $12,740
   8/17/2001                  $7,646             $12,528
   8/20/2001                  $7,577             $12,630
   8/21/2001                  $7,706             $12,477
   8/22/2001                  $7,629             $12,564
   8/23/2001                  $7,656             $12,529
   8/24/2001                  $7,501             $12,775
   8/27/2001                  $7,545             $12,714
   8/28/2001                  $7,656             $12,523
   8/29/2001                  $7,725             $12,384
   8/30/2001                  $7,874             $12,173
   8/31/2001                  $7,828             $12,222

                                                         1 YEAR      SINCE INCEPTION(2)
                                                         ------      ------------------
INVESTOR CLASS                                           32.49%      (6.21%) (11/7/97)
ADVISOR CLASS                                                -       10.60%   (5/9/01)
S&P 500 INDEX(1)                                        (25.31%)      5.39%  (11/7/97)

The Potomac U.S./Short Fund provides, on a daily basis, a return inverse to that of the Standard & Poor's 500 Index(TM) ("S&P 500"). The principal securities in the portfolio include short positions in Standard & Poor's Depositary Receipts ("SPDRs") and S&P 500 futures contracts. For the fiscal year the S&P 500 lost (25.31%), while the Investor Class of the Fund gained 32.49%.

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3) THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY. PERFORMANCE FOR OTHER CLASS WOULD BE LOWER DUE TO DIFFERENCE IN FEE STRUCTURE.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                  OTC PLUS FUND


                               INVESTOR CLASS(3)
                       OCTOBER 20, 1997 - AUGUST 31, 2001
[CHART]

                                           OTC PLUS FUND                NASDAQ 100 INDEX(1)
    10/20/97                                 $10,000                         $10,000
    10/21/97                                 $10,205                         $10,050
    10/22/97                                 $10,096                          $9,930
    10/23/97                                  $9,875                          $9,800
    10/24/97                                  $9,716                          $9,690
    10/27/97                                  $8,995                          $9,590
    10/28/97                                  $9,620                          $9,710
    10/29/97                                  $9,463                          $9,550
    10/30/97                                  $9,196                          $9,260
    10/31/97                                  $9,369                          $9,490
    11/03/97                                  $9,655                          $9,710
    11/04/97                                  $9,627                          $9,710
    11/05/97                                  $9,620                          $9,720
    11/06/97                                  $9,503                          $9,560
    11/07/97                                  $9,449                          $9,500
    11/10/97                                  $9,295                          $9,410
    11/11/97                                  $9,290                          $9,400
    11/12/97                                  $9,007                          $9,010
    11/13/97                                  $9,237                          $9,310
    11/14/97                                  $9,445                          $9,560
    11/17/97                                  $9,646                          $9,820
    11/18/97                                  $9,523                          $9,650
    11/19/97                                  $9,549                          $9,660
    11/20/97                                  $9,763                          $9,950
    11/21/97                                  $9,709                          $9,880
    11/24/97                                  $9,467                          $9,570
    11/25/97                                  $9,539                          $9,660
    11/26/97                                  $9,596                          $9,740
    11/28/97                                  $9,653                          $9,810
    12/01/97                                  $9,917                         $10,150
    12/02/97                                  $9,668                          $9,830
    12/03/97                                  $9,755                          $9,940
    12/04/97                                  $9,674                          $9,830
    12/05/97                                  $9,835                         $10,040
    12/08/97                                  $9,951                         $10,180
    12/09/97                                  $9,655                          $9,810
    12/10/97                                  $9,494                          $9,610
    12/11/97                                  $9,206                          $9,110
    12/12/97                                  $8,991                          $8,840
    12/15/97                                  $9,046                          $8,870
    12/16/97                                  $9,164                          $9,030
    12/17/97                                  $9,039                          $8,870
    12/18/97                                  $8,884                          $8,670
    12/19/97                                  $8,912                          $8,720
    12/22/97                                  $8,966                          $8,750
    12/23/97                                  $8,726                          $8,460
    12/24/97                                  $8,628                          $8,340
    12/26/97                                  $8,767                          $8,510
    12/29/97                                  $8,992                          $8,790
    12/30/97                                  $9,175                          $9,020
    12/31/97                                  $9,105                          $8,920
     1/02/98                                  $9,265                          $9,100
     1/05/98                                  $9,349                          $9,200
     1/06/98                                  $9,247                          $9,080
     1/07/98                                  $9,108                          $8,910
     1/08/98                                  $9,139                          $8,950
     1/09/98                                  $8,786                          $8,510
     1/12/98                                  $8,924                          $8,670
     1/13/98                                  $9,144                          $8,940
     1/14/98                                  $9,156                          $8,940
     1/15/98                                  $9,148                          $8,920
     1/16/98                                  $9,243                          $9,050
     1/20/98                                  $9,436                          $9,290
     1/21/98                                  $9,433                          $9,280
     1/22/98                                  $9,379                          $9,220
     1/23/98                                  $9,414                          $9,270
     1/26/98                                  $9,340                          $9,160
     1/27/98                                  $9,518                          $9,400
     1/28/98                                  $9,770                          $9,710
     1/29/98                                  $9,823                          $9,770
     1/30/98                                  $9,843                          $9,800
     2/02/98                                 $10,117                         $10,140
     2/03/98                                 $10,211                         $10,250
     2/04/98                                 $10,333                         $10,410
     2/05/98                                 $10,245                         $10,280
     2/06/98                                 $10,423                         $10,500
     2/09/98                                 $10,317                         $10,370
     2/10/98                                 $10,474                         $10,570
     2/11/98                                 $10,465                         $10,560
     2/12/98                                 $10,520                         $10,630
     2/13/98                                 $10,445                         $10,520
     2/17/98                                 $10,371                         $10,440
     2/18/98                                 $10,482                         $10,570
     2/19/98                                 $10,629                         $10,760
     2/20/98                                 $10,657                         $10,800
     2/23/98                                 $10,894                         $11,100
     2/24/98                                 $10,773                         $10,950
     2/25/98                                 $11,030                         $11,280
     2/26/98                                 $11,091                         $11,350
     2/27/98                                 $10,973                         $11,190
     3/02/98                                 $10,821                         $11,000
     3/03/98                                 $10,804                         $10,980
     3/04/98                                 $10,842                         $11,020
     3/05/98                                 $10,355                         $10,390
     3/06/98                                 $10,688                         $10,790
     3/09/98                                 $10,369                         $10,380
     3/10/98                                 $10,555                         $10,610
     3/11/98                                 $10,603                         $10,660
     3/12/98                                 $10,689                         $10,770
     3/13/98                                 $10,745                         $10,840
     3/16/98                                 $10,845                         $10,970
     3/17/98                                 $10,732                         $10,830
     3/18/98                                 $10,816                         $10,930
     3/19/98                                 $10,900                         $11,030
     3/20/98                                 $10,746                         $10,830
     3/23/98                                 $10,836                         $10,950
     3/24/98                                 $11,007                         $11,170
     3/25/98                                 $11,163                         $11,360
     3/26/98                                 $11,192                         $11,400
     3/27/98                                 $11,134                         $11,320
     3/30/98                                 $11,088                         $11,260
     3/31/98                                 $11,217                         $11,420
     4/01/98                                 $11,288                         $11,510
     4/02/98                                 $11,304                         $11,530
     4/03/98                                 $11,336                         $11,570
     4/06/98                                 $11,076                         $11,230
     4/07/98                                 $10,863                         $10,960
     4/08/98                                 $10,945                         $11,060
     4/09/98                                 $10,998                         $11,130
     4/13/98                                 $11,054                         $11,200
     4/14/98                                 $11,147                         $11,310
     4/15/98                                 $11,315                         $11,520
     4/16/98                                 $11,280                         $11,480
     4/17/98                                 $11,314                         $11,520
     4/20/98                                 $11,515                         $11,780
     4/21/98                                 $11,667                         $11,980
     4/22/98                                 $11,862                         $12,230
     4/23/98                                 $11,565                         $11,840
     4/24/98                                 $11,488                         $11,730
     4/27/98                                 $11,211                         $11,370
     4/28/98                                 $11,234                         $11,400
     4/29/98                                 $11,390                         $11,600
     4/30/98                                 $11,469                         $11,700
     5/01/98                                 $11,500                         $11,730
     5/04/98                                 $11,540                         $11,780
     5/05/98                                 $11,461                         $11,670
     5/06/98                                 $11,415                         $11,610
     5/07/98                                 $11,235                         $11,400
     5/08/98                                 $11,523                         $11,760
     5/11/98                                 $11,373                         $11,570
     5/12/98                                 $11,545                         $11,800
     5/13/98                                 $11,607                         $11,880
     5/14/98                                 $11,634                         $11,910
     5/15/98                                 $11,482                         $11,710
     5/18/98                                 $11,417                         $11,630
     5/19/98                                 $11,538                         $11,780
     5/20/98                                 $11,374                         $11,570
     5/21/98                                 $11,245                         $11,390
     5/22/98                                 $11,157                         $11,280
     5/26/98                                 $11,028                         $11,120
     5/27/98                                 $11,114                         $11,230
     5/28/98                                 $11,163                         $11,290
     5/29/98                                 $10,954                         $11,010
     6/01/98                                 $10,710                         $10,710
     6/02/98                                 $10,909                         $10,950
     6/03/98                                 $10,696                         $10,660
     6/04/98                                 $10,983                         $11,040
     6/05/98                                 $11,088                         $11,170
     6/08/98                                 $11,091                         $11,170
     6/09/98                                 $11,243                         $11,350
     6/10/98                                 $11,020                         $11,070
     6/11/98                                 $10,890                         $10,910
     6/12/98                                 $10,907                         $10,940
     6/15/98                                 $10,784                         $10,790
     6/16/98                                 $11,127                         $11,210
     6/17/98                                 $11,248                         $11,360
     6/18/98                                 $11,278                         $11,400
     6/19/98                                 $11,392                         $11,550
     6/22/98                                 $11,614                         $11,840
     6/23/98                                 $11,968                         $12,290
     6/24/98                                 $12,232                         $12,620
     6/25/98                                 $12,051                         $12,380
     6/26/98                                 $12,138                         $12,500
     6/29/98                                 $12,311                         $12,720
     6/30/98                                 $12,289                         $12,690
     7/01/98                                 $12,462                         $12,920
     7/02/98                                 $12,245                         $12,630
     7/06/98                                 $12,337                         $12,750
     7/07/98                                 $12,371                         $12,790
     7/08/98                                 $12,661                         $13,180
     7/09/98                                 $12,711                         $13,240
     7/10/98                                 $12,783                         $13,340
     7/13/98                                 $13,054                         $13,700
     7/14/98                                 $13,031                         $13,670
     7/15/98                                 $13,320                         $14,050
     7/16/98                                 $13,348                         $14,080
     7/17/98                                 $13,453                         $14,220
     7/20/98                                 $13,470                         $14,220
     7/21/98                                 $13,158                         $13,800
     7/22/98                                 $13,146                         $13,800
     7/23/98                                 $12,918                         $13,500
     7/24/98                                 $12,944                         $13,530
     7/27/98                                 $13,107                         $13,750
     7/28/98                                 $12,803                         $13,340
     7/29/98                                 $12,682                         $13,180
     7/30/98                                 $13,067                         $13,690
     7/31/98                                 $12,656                         $13,150
     8/03/98                                 $12,575                         $13,040
     8/04/98                                 $12,104                         $12,440
     8/05/98                                 $12,221                         $12,590
     8/06/98                                 $12,551                         $13,020
     8/07/98                                 $12,535                         $12,990
     8/10/98                                 $12,524                         $12,970
     8/11/98                                 $12,223                         $12,590
     8/12/98                                 $12,448                         $12,880
     8/13/98                                 $12,299                         $12,690
     8/14/98                                 $12,222                         $12,580
     8/17/98                                 $12,569                         $13,050
     8/18/98                                 $12,876                         $13,440
     8/19/98                                 $12,849                         $13,390
     8/20/98                                 $12,848                         $13,410
     8/21/98                                 $12,633                         $13,130
     8/24/98                                 $12,597                         $13,070
     8/25/98                                 $12,758                         $13,300
     8/26/98                                 $12,626                         $13,130
     8/27/98                                 $12,059                         $12,400
     8/28/98                                 $11,625                         $11,830
     8/31/98                                 $10,479                         $10,410
     9/01/98                                 $11,165                         $11,240
     9/02/98                                 $11,224                         $11,300
     9/03/98                                 $11,109                         $11,170
     9/04/98                                 $11,077                         $11,110
     9/08/98                                 $11,821                         $12,060
     9/09/98                                 $11,594                         $11,760
     9/10/98                                 $11,352                         $11,450
     9/11/98                                 $11,856                         $12,090
     9/14/98                                 $12,021                         $12,300
     9/15/98                                 $12,168                         $12,470
     9/16/98                                 $12,235                         $12,550
     9/17/98                                 $11,870                         $12,070
     9/18/98                                 $11,952                         $12,180
     9/21/98                                 $12,200                         $12,500
     9/22/98                                 $12,278                         $12,590
     9/23/98                                 $12,816                         $13,290
     9/24/98                                 $12,465                         $12,820
     9/25/98                                 $12,774                         $13,240
     9/28/98                                 $12,711                         $13,140
     9/29/98                                 $12,726                         $13,180
     9/30/98                                 $12,364                         $12,700
    10/01/98                                 $11,704                         $11,840
    10/02/98                                 $11,729                         $11,890
    10/05/98                                 $11,097                         $11,070
    10/06/98                                 $10,888                         $10,840
    10/07/98                                 $10,577                         $10,440
    10/08/98                                 $10,373                         $10,200
    10/09/98                                 $11,007                         $11,000
    10/12/98                                 $11,426                         $11,500
    10/13/98                                 $11,090                         $11,060
    10/14/98                                 $11,355                         $11,400
    10/15/98                                 $11,943                         $12,140
    10/16/98                                 $11,890                         $12,050
    10/19/98                                 $12,039                         $12,250
    10/20/98                                 $11,910                         $11,792
    10/21/98                                 $12,490                         $12,240
    10/22/98                                 $12,780                         $12,453
    10/23/98                                 $12,580                         $12,319
    10/26/98                                 $12,930                         $12,579
    10/27/98                                 $12,730                         $12,436
    10/28/98                                 $13,060                         $12,681
    10/29/98                                 $13,240                         $12,831
    10/30/98                                 $13,280                         $12,869
    11/02/98                                 $13,490                         $13,037
    11/03/98                                 $13,270                         $12,881
    11/04/98                                 $13,670                         $13,177
    11/05/98                                 $13,770                         $13,251
    11/06/98                                 $13,970                         $13,401
    11/09/98                                 $14,080                         $13,486
    11/10/98                                 $14,180                         $13,577
    11/11/98                                 $14,260                         $13,606
    11/12/98                                 $14,070                         $13,476
    11/13/98                                 $14,050                         $13,464
    11/16/98                                 $14,170                         $13,559
    11/17/98                                 $14,450                         $13,770
    11/18/98                                 $14,640                         $13,920
    11/19/98                                 $14,900                         $14,128
    11/20/98                                 $14,990                         $14,190
    11/23/98                                 $15,540                         $14,602
    11/24/98                                 $15,430                         $14,526
    11/25/98                                 $15,650                         $14,689
    11/27/98                                 $16,020                         $14,963
    11/30/98                                 $15,140                         $14,316
    12/01/98                                 $16,080                         $15,001
    12/02/98                                 $15,900                         $14,878
    12/03/98                                 $15,350                         $14,462
    12/04/98                                 $16,040                         $14,978
    12/07/98                                 $16,600                         $15,409
    12/08/98                                 $16,490                         $15,329
    12/09/98                                 $16,700                         $15,487
    12/10/98                                 $16,300                         $15,187
    12/11/98                                 $16,570                         $15,392
    12/14/98                                 $15,878                         $14,832
    12/15/98                                 $16,430                         $15,289
    12/16/98                                 $16,340                         $15,220
    12/17/98                                 $16,741                         $15,526
    12/18/98                                 $17,303                         $15,943
    12/21/98                                 $17,986                         $16,424
    12/22/98                                 $17,735                         $16,245
    12/23/98                                 $18,427                         $16,715
    12/24/98                                 $18,217                         $16,596
    12/28/98                                 $18,417                         $16,761
    12/29/98                                 $18,397                         $16,755
    12/30/98                                 $18,116                         $16,641
    12/31/98                                 $18,217                         $16,871
     1/04/99                                 $18,498                         $17,040
     1/05/99                                 $19,130                         $17,487
     1/06/99                                 $19,883                         $18,047
     1/07/99                                 $19,913                         $18,069
     1/08/99                                 $20,003                         $18,136
     1/11/99                                 $20,344                         $18,380
     1/12/99                                 $19,582                         $17,824
     1/13/99                                 $19,682                         $17,907
     1/14/99                                 $19,140                         $17,515
     1/15/99                                 $20,093                         $18,209
     1/19/99                                 $20,736                         $18,688
     1/20/99                                 $20,746                         $18,688
     1/21/99                                 $19,782                         $18,027
     1/22/99                                 $19,832                         $18,049
     1/25/99                                 $20,274                         $18,352
     1/26/99                                 $21,087                         $18,950
     1/27/99                                 $20,676                         $18,657
     1/28/99                                 $21,609                         $19,339
     1/29/99                                 $21,890                         $19,547
     2/01/99                                 $21,930                         $19,581
     2/02/99                                 $21,258                         $19,101
     2/03/99                                 $21,780                         $19,480
     2/04/99                                 $20,605                         $18,632
     2/05/99                                 $20,083                         $18,274
     2/08/99                                 $20,665                         $18,694
     2/09/99                                 $19,401                         $17,784
     2/10/99                                 $19,511                         $17,865
     2/11/99                                 $20,766                         $18,789
     2/12/99                                 $19,672                         $17,998
     2/16/99                                 $19,602                         $17,960
     2/17/99                                 $18,839                         $17,380
     2/18/99                                 $18,999                         $17,515
     2/19/99                                 $19,311                         $17,751
     2/22/99                                 $20,123                         $18,343
     2/23/99                                 $20,495                         $18,638
     2/24/99                                 $20,033                         $18,278
     2/25/99                                 $19,812                         $18,143
     2/26/99                                 $19,220                         $17,692
     3/01/99                                 $19,371                         $17,806
     3/02/99                                 $18,748                         $17,355
     3/03/99                                 $18,879                         $17,457
     3/04/99                                 $19,260                         $17,763
     3/05/99                                 $19,762                         $18,101
     3/08/99                                 $20,545                         $18,691
     3/09/99                                 $20,475                         $18,641
     3/10/99                                 $20,625                         $18,732
     3/11/99                                 $20,676                         $18,780
     3/12/99                                 $20,214                         $18,460
     3/15/99                                 $20,866                         $18,933
     3/16/99                                 $21,027                         $19,052
     3/17/99                                 $20,926                         $18,971
     3/18/99                                 $21,398                         $19,322
     3/19/99                                 $20,736                         $18,871
     3/22/99                                 $20,415                         $18,628
     3/23/99                                 $19,582                         $18,023
     3/24/99                                 $20,244                         $18,503
     3/25/99                                 $21,117                         $19,144
     3/26/99                                 $20,906                         $18,997
     3/29/99                                 $21,880                         $19,707
     3/30/99                                 $21,639                         $19,533
     3/31/99                                 $21,398                         $19,356
     4/01/99                                 $21,890                         $19,721
     4/05/99                                 $22,833                         $20,396
     4/06/99                                 $22,823                         $20,389
     4/07/99                                 $22,482                         $20,145
     4/08/99                                 $22,894                         $20,443
     4/09/99                                 $22,994                         $20,514
     4/12/99                                 $22,813                         $20,392
     4/13/99                                 $22,271                         $19,988
     4/14/99                                 $21,338                         $19,330
     4/15/99                                 $21,749                         $19,626
     4/16/99                                 $21,047                         $19,173
     4/19/99                                 $19,602                         $18,083
     4/20/99                                 $20,374                         $18,656
     4/21/99                                 $21,368                         $19,351
     4/22/99                                 $22,311                         $20,064
     4/23/99                                 $22,653                         $20,312
     4/26/99                                 $23,295                         $20,773
     4/27/99                                 $22,623                         $20,281
     4/28/99                                 $21,860                         $19,761
     4/29/99                                 $21,458                         $19,474
     4/30/99                                 $21,729                         $19,631
     5/03/99                                 $21,709                         $19,646
     5/04/99                                 $21,197                         $19,275
     5/05/99                                 $21,950                         $19,810
     5/06/99                                 $20,967                         $19,101
     5/07/99                                 $21,448                         $19,460
     5/10/99                                 $21,659                         $19,616
     5/11/99                                 $22,161                         $19,994
     5/12/99                                 $22,683                         $20,378
     5/13/99                                 $22,201                         $20,024
     5/14/99                                 $21,519                         $19,528
     5/17/99                                 $22,141                         $19,993
     5/18/99                                 $21,950                         $19,842
     5/19/99                                 $22,291                         $20,089
     5/20/99                                 $21,679                         $19,664
     5/21/99                                 $21,348                         $19,429
     5/24/99                                 $20,665                         $18,935
     5/25/99                                 $19,893                         $18,369
     5/26/99                                 $20,555                         $18,866
     5/27/99                                 $20,535                         $18,838
     5/28/99                                 $21,017                         $19,202
     6/01/99                                 $20,244                         $18,615
     6/02/99                                 $20,826                         $19,063
     6/03/99                                 $20,294                         $18,657
     6/04/99                                 $21,258                         $19,384
     6/07/99                                 $21,800                         $19,781
     6/08/99                                 $20,967                         $19,175
     6/09/99                                 $21,559                         $19,623
     6/10/99                                 $21,117                         $19,277
     6/11/99                                 $20,686                         $18,951
     6/14/99                                 $20,254                         $18,644
     6/15/99                                 $20,605                         $18,913
     6/16/99                                 $21,970                         $19,917
     6/17/99                                 $22,261                         $20,132
     6/18/99                                 $22,442                         $20,266
     6/21/99                                 $23,235                         $20,847
     6/22/99                                 $22,492                         $20,307
     6/23/99                                 $22,853                         $20,577
     6/24/99                                 $22,171                         $20,077
     6/25/99                                 $22,171                         $20,085
     6/28/99                                 $22,884                         $20,620
     6/29/99                                 $23,345                         $20,952
     6/30/99                                 $23,586                         $21,105
     7/01/99                                 $23,907                         $21,340
     7/02/99                                 $24,249                         $21,575
     7/06/99                                 $24,028                         $21,417
     7/07/99                                 $24,128                         $21,509
     7/08/99                                 $24,550                         $21,820
     7/09/99                                 $24,801                         $21,990
     7/12/99                                 $24,670                         $21,909
     7/13/99                                 $24,540                         $21,812
     7/14/99                                 $25,112                         $22,210
     7/15/99                                 $25,252                         $22,323
     7/16/99                                 $25,644                         $22,600
     7/19/99                                 $25,202                         $22,280
     7/20/99                                 $23,968                         $21,404
     7/21/99                                 $24,359                         $21,720
     7/22/99                                 $23,355                         $20,969
     7/23/99                                 $23,566                         $21,153
     7/26/99                                 $22,713                         $20,524
     7/27/99                                 $23,616                         $21,216
     7/28/99                                 $23,988                         $21,445
     7/29/99                                 $23,084                         $20,795
     7/30/99                                 $23,165                         $20,868
     8/02/99                                 $23,084                         $20,811
     8/03/99                                 $22,763                         $20,576
     8/04/99                                 $22,311                         $20,256
     8/05/99                                 $22,643                         $20,512
     8/06/99                                 $22,402                         $20,328
     8/09/99                                 $22,081                         $20,102
     8/10/99                                 $21,780                         $19,883
     8/11/99                                 $22,753                         $20,600
     8/12/99                                 $22,402                         $20,348
     8/13/99                                 $23,576                         $21,200
     8/16/99                                 $23,666                         $21,255
     8/17/99                                 $23,957                         $21,478
     8/18/99                                 $23,707                         $21,295
     8/19/99                                 $23,215                         $20,940
     8/20/99                                 $23,697                         $21,273
     8/23/99                                 $24,600                         $21,924
     8/24/99                                 $24,821                         $22,098
     8/25/99                                 $25,553                         $22,614
     8/26/99                                 $24,991                         $22,213
     8/27/99                                 $24,770                         $22,077
     8/30/99                                 $24,329                         $21,749
     8/31/99                                 $24,690                         $22,025
    9/1/1999                                 $24,811                         $22,099
    9/2/1999                                 $24,650                         $21,986
    9/3/1999                                 $26,105                         $23,034
    9/7/1999                                 $25,915                         $22,898
    9/8/1999                                 $25,443                         $22,556
    9/9/1999                                 $26,095                         $23,023
   9/10/1999                                 $26,497                         $23,291
   9/13/1999                                 $25,834                         $22,817
   9/14/1999                                 $26,306                         $23,179
   9/15/1999                                 $25,553                         $22,634
   9/16/1999                                 $25,583                         $22,668
   9/17/1999                                 $26,477                         $23,312
   9/20/1999                                 $26,587                         $23,390
   9/21/1999                                 $25,664                         $22,731
   9/22/1999                                 $26,166                         $23,101
   9/23/1999                                 $24,720                         $22,082
   9/24/1999                                 $24,690                         $22,050
   9/27/1999                                 $25,011                         $22,297
   9/28/1999                                 $25,031                         $22,312
   9/29/1999                                 $24,640                         $22,043
   9/30/1999                                 $24,780                         $22,126
   10/1/1999                                 $24,740                         $22,095
   10/4/1999                                 $25,533                         $22,678
   10/5/1999                                 $25,593                         $22,711
   10/6/1999                                 $26,326                         $23,270
   10/7/1999                                 $26,306                         $23,267
   10/8/1999                                 $26,627                         $23,481
  10/11/1999                                 $26,918                         $23,698
  10/12/1999                                 $26,246                         $23,219
  10/13/1999                                 $25,302                         $22,554
  10/14/1999                                 $25,503                         $22,706
  10/15/1999                                 $24,590                         $22,089
  10/18/1999                                 $24,078                         $21,706
  10/19/1999                                 $24,058                         $21,707
  10/20/1999                                 $25,363                         $22,663
  10/21/1999                                 $25,533                         $22,763
  10/22/1999                                 $25,684                         $22,843
  10/25/1999                                 $25,624                         $22,827
  10/26/1999                                 $25,373                         $22,664
  10/27/1999                                 $25,282                         $22,582
  10/28/1999                                 $26,346                         $23,340
  10/29/1999                                 $27,571                         $24,236
   11/1/1999                                 $27,290                         $24,042
   11/2/1999                                 $27,430                         $24,140
   11/3/1999                                 $28,002                         $24,560
   11/4/1999                                 $28,424                         $24,839
   11/5/1999                                 $29,126                         $25,322
   11/8/1999                                 $29,508                         $25,603
   11/9/1999                                 $29,207                         $25,395
  11/10/1999                                 $29,648                         $25,707
  11/11/1999                                 $30,331                         $26,187
  11/12/1999                                 $30,863                         $26,546
  11/15/1999                                 $30,692                         $26,427
  11/16/1999                                 $31,575                         $27,018
  11/17/1999                                 $31,164                         $26,756
  11/18/1999                                 $32,318                         $27,599
  11/19/1999                                 $32,649                         $27,832
  11/22/1999                                 $32,910                         $28,023
  11/23/1999                                 $32,238                         $27,565
  11/24/1999                                 $33,683                         $28,564
  11/26/1999                                 $33,783                         $28,639
  11/29/1999                                 $33,071                         $28,148
  11/30/1999                                 $31,766                         $27,261
   12/1/1999                                 $32,167                         $27,542
   12/2/1999                                 $33,663                         $28,564
   12/3/1999                                 $34,506                         $29,151
   12/6/1999                                 $34,777                         $29,323
   12/7/1999                                 $34,948                         $29,452
   12/8/1999                                 $34,376                         $29,075
   12/9/1999                                 $34,396                         $29,107
  12/10/1999                                 $34,907                         $29,435
  12/13/1999                                 $35,449                         $29,794
  12/14/1999                                 $34,426                         $29,104
  12/15/1999                                 $35,379                         $29,765
  12/16/1999                                 $36,664                         $30,621
  12/17/1999                                 $37,015                         $30,874
  12/20/1999                                 $37,437                         $31,151
  12/21/1999                                 $39,396                         $32,424
  12/22/1999                                 $39,768                         $32,734
  12/23/1999                                 $40,170                         $32,991
  12/27/1999                                 $40,270                         $33,067
  12/28/1999                                 $40,009                         $32,896
  12/29/1999                                 $41,546                         $33,905
  12/30/1999                                 $41,435                         $33,849
  12/31/1999                                 $41,757                         $34,072
    1/3/2000                                 $42,922                         $34,832
    1/4/2000                                 $39,416                         $32,586
    1/5/2000                                 $38,834                         $32,229
    1/6/2000                                 $36,493                         $30,699
    1/7/2000                                 $39,165                         $32,434
   1/10/2000                                 $41,797                         $34,160
   1/11/2000                                 $39,346                         $32,569
   1/12/2000                                 $38,432                         $31,961
   1/13/2000                                 $40,270                         $33,192
   1/14/2000                                 $41,566                         $34,043
   1/18/2000                                 $42,299                         $34,530
   1/19/2000                                 $42,771                         $34,835
   1/20/2000                                 $43,434                         $35,302
   1/21/2000                                 $43,545                         $35,378
   1/24/2000                                 $40,843                         $33,641
   1/25/2000                                 $42,229                         $34,543
   1/26/2000                                 $40,300                         $33,276
   1/27/2000                                 $39,939                         $33,018
   1/28/2000                                 $37,869                         $31,667
   1/31/2000                                 $39,597                         $32,805
    2/1/2000                                 $41,365                         $34,016
    2/2/2000                                 $41,666                         $34,224
    2/3/2000                                 $43,484                         $35,389
    2/4/2000                                 $43,816                         $35,602
    2/7/2000                                 $44,609                         $36,144
    2/8/2000                                 $46,448                         $37,334
    2/9/2000                                 $45,031                         $36,466
   2/10/2000                                 $46,799                         $37,583
   2/11/2000                                 $45,071                         $36,470
   2/14/2000                                 $45,303                         $36,629
   2/15/2000                                 $45,483                         $36,729
   2/16/2000                                 $45,463                         $36,738
   2/17/2000                                 $47,191                         $37,908
   2/18/2000                                 $44,931                         $36,442
   2/22/2000                                 $44,971                         $36,473
   2/23/2000                                 $47,854                         $38,319
   2/24/2000                                 $49,049                         $39,082
   2/25/2000                                 $47,954                         $38,397
   2/28/2000                                 $47,683                         $38,246
   2/29/2000                                 $48,989                         $39,209
    3/1/2000                                 $49,823                         $39,596
    3/2/2000                                 $48,668                         $38,909
    3/3/2000                                 $51,711                         $40,826
    3/6/2000                                 $51,902                         $40,957
    3/7/2000                                 $50,968                         $40,348
    3/8/2000                                 $51,741                         $40,852
    3/9/2000                                 $53,790                         $42,143
   3/10/2000                                 $53,800                         $42,152
   3/13/2000                                 $51,470                         $40,678
   3/14/2000                                 $48,527                         $38,842
   3/15/2000                                 $47,040                         $37,951
   3/16/2000                                 $50,275                         $40,003
   3/17/2000                                 $51,480                         $40,804
   3/20/2000                                 $48,919                         $39,156
   3/21/2000                                 $51,581                         $40,885
   3/22/2000                                 $53,630                         $42,240
   3/23/2000                                 $54,634                         $42,827
   3/24/2000                                 $55,106                         $43,112
   3/27/2000                                 $55,247                         $43,232
   3/28/2000                                 $53,489                         $42,117
   3/29/2000                                 $51,018                         $40,560
   3/30/2000                                 $48,678                         $39,055
   3/31/2000                                 $50,757                         $40,412
    4/3/2000                                 $46,146                         $37,464
    4/4/2000                                 $45,493                         $37,070
    4/5/2000                                 $45,443                         $37,034
    4/6/2000                                 $46,257                         $37,553
    4/7/2000                                 $49,130                         $39,435
   4/10/2000                                 $44,850                         $36,740
   4/11/2000                                 $43,675                         $35,922
   4/12/2000                                 $39,838                         $33,390
   4/13/2000                                 $38,723                         $32,656
   4/14/2000                                 $33,881                         $29,457
   4/17/2000                                 $38,271                         $32,432
   4/18/2000                                 $40,722                         $34,145
   4/19/2000                                 $38,884                         $32,925
   4/20/2000                                 $37,849                         $32,210
   4/24/2000                                 $35,720                         $30,816
   4/25/2000                                 $39,276                         $33,279
   4/26/2000                                 $37,699                         $32,214
   4/27/2000                                 $40,180                         $33,931
   4/28/2000                                 $41,295                         $34,672
    5/1/2000                                 $42,058                         $35,193
    5/2/2000                                 $39,225                         $33,332
    5/3/2000                                 $38,372                         $32,733
    5/4/2000                                 $38,482                         $32,812
    5/5/2000                                 $39,989                         $33,893
    5/8/2000                                 $37,769                         $32,360
    5/9/2000                                 $36,714                         $31,653
   5/10/2000                                 $34,062                         $29,816
   5/11/2000                                 $35,870                         $31,073
   5/12/2000                                 $36,202                         $31,300
   5/15/2000                                 $37,578                         $32,273
   5/16/2000                                 $39,376                         $33,512
   5/17/2000                                 $38,110                         $32,626
   5/18/2000                                 $36,433                         $31,485
   5/19/2000                                 $34,183                         $29,962
   5/22/2000                                 $34,263                         $30,000
   5/23/2000                                 $31,119                         $27,782
   5/24/2000                                 $32,998                         $29,224
   5/25/2000                                 $32,043                         $28,479
   5/26/2000                                 $32,053                         $28,499
   5/30/2000                                 $36,051                         $31,372
   5/31/2000                                 $34,866                         $30,545
    6/1/2000                                 $37,387                         $32,336
    6/2/2000                                 $40,481                         $34,511
    6/5/2000                                 $40,240                         $34,278
    6/6/2000                                 $39,045                         $33,506
    6/7/2000                                 $40,250                         $34,330
    6/8/2000                                 $39,898                         $34,067
    6/9/2000                                 $40,561                         $34,553
   6/12/2000                                 $39,004                         $33,434
   6/13/2000                                 $40,682                         $34,604
   6/14/2000                                 $39,507                         $33,793
   6/15/2000                                 $40,481                         $34,477
   6/16/2000                                 $40,913                         $34,802
   6/19/2000                                 $42,872                         $36,147
   6/20/2000                                 $42,912                         $36,148
   6/21/2000                                 $43,364                         $36,481
   6/22/2000                                 $41,124                         $34,956
   6/23/2000                                 $39,466                         $33,864
   6/26/2000                                 $40,642                         $34,656
   6/27/2000                                 $39,667                         $33,990
   6/28/2000                                 $40,632                         $34,653
   6/29/2000                                 $39,205                         $33,686
   6/30/2000                                 $40,491                         $34,586
    7/3/2000                                 $41,064                         $34,962
    7/5/2000                                 $39,004                         $33,538
    7/6/2000                                 $40,893                         $34,859
    7/7/2000                                 $41,536                         $35,298
   7/10/2000                                 $40,632                         $34,663
   7/11/2000                                 $40,240                         $34,409
   7/12/2000                                 $42,309                         $35,848
   7/13/2000                                 $43,083                         $36,358
   7/14/2000                                 $44,198                         $37,134
   7/17/2000                                 $44,489                         $37,325
   7/18/2000                                 $43,123                         $36,398
   7/19/2000                                 $41,546                         $35,323
   7/20/2000                                 $43,615                         $36,715
   7/21/2000                                 $42,339                         $35,918
   7/24/2000                                 $40,732                         $34,832
   7/25/2000                                 $41,716                         $35,519
   7/26/2000                                 $41,114                         $35,086
   7/27/2000                                 $39,225                         $33,831
   7/28/2000                                 $36,513                         $31,953
   7/31/2000                                 $38,201                         $33,167
    8/1/2000                                 $37,126                         $32,356
    8/2/2000                                 $36,664                         $32,073
    8/3/2000                                 $38,442                         $33,297
    8/4/2000                                 $38,341                         $33,252
    8/7/2000                                 $39,547                         $34,095
    8/8/2000                                 $39,235                         $33,874
    8/9/2000                                 $39,296                         $33,936
   8/10/2000                                 $38,010                         $33,036
   8/11/2000                                 $38,633                         $33,491
   8/14/2000                                 $39,627                         $34,180
   8/15/2000                                 $39,677                         $34,207
   8/16/2000                                 $39,667                         $34,195
   8/17/2000                                 $41,064                         $35,200
   8/18/2000                                 $40,772                         $34,987
   8/21/2000                                 $41,043                         $35,172
   8/22/2000                                 $41,003                         $35,175
   8/23/2000                                 $41,887                         $35,809
   8/24/2000                                 $42,631                         $36,293
   8/25/2000                                 $42,400                         $36,125
   8/28/2000                                 $42,661                         $36,336
   8/29/2000                                 $42,671                         $36,315
   8/30/2000                                 $42,852                         $36,469
   8/31/2000                                 $44,328                         $37,469
    9/1/2000                                 $44,630                         $37,669
    9/5/2000                                 $43,083                         $36,637
    9/6/2000                                 $41,074                         $35,264
    9/7/2000                                 $42,570                         $36,328
    9/8/2000                                 $40,682                         $35,042
   9/11/2000                                 $39,286                         $34,061
   9/12/2000                                 $38,733                         $33,695
   9/13/2000                                 $39,718                         $34,383
   9/14/2000                                 $39,657                         $34,343
   9/15/2000                                 $38,793                         $33,782
   9/18/2000                                 $37,688                         $32,948
   9/19/2000                                 $39,848                         $34,518
   9/20/2000                                 $40,340                         $34,831
   9/21/2000                                 $39,336                         $34,166
   9/22/2000                                 $39,185                         $34,010
   9/25/2000                                 $38,080                         $33,284
   9/26/2000                                 $37,508                         $32,921
   9/27/2000                                 $37,478                         $32,822
   9/28/2000                                 $39,366                         $34,231
   9/29/2000                                 $37,347                         $32,811
   10/2/2000                                 $35,961                         $31,776
   10/3/2000                                 $34,524                         $30,814
   10/4/2000                                 $35,750                         $31,733
   10/5/2000                                 $35,479                         $31,466
   10/6/2000                                 $33,992                         $30,434
   10/9/2000                                 $34,032                         $30,498
  10/10/2000                                 $32,184                         $29,297
  10/11/2000                                 $31,220                         $28,491
  10/12/2000                                 $30,064                         $27,608
  10/13/2000                                 $33,339                         $30,120
  10/16/2000                                 $33,218                         $29,860
  10/17/2000                                 $32,033                         $29,149
  10/18/2000                                 $31,662                         $28,847
  10/19/2000                                 $35,057                         $31,270
  10/20/2000                                 $35,750                         $31,763
  10/23/2000                                 $35,388                         $31,445
  10/24/2000                                 $34,273                         $30,813
  10/25/2000                                 $31,270                         $28,556
  10/26/2000                                 $32,083                         $29,103
  10/27/2000                                 $32,184                         $29,178
  10/30/2000                                 $30,928                         $28,312
  10/31/2000                                 $33,409                         $30,161
   11/1/2000                                 $32,756                         $29,637
   11/2/2000                                 $33,731                         $30,402
   11/3/2000                                 $33,962                         $30,525
   11/6/2000                                 $33,580                         $30,236
   11/7/2000                                 $33,429                         $30,136
   11/8/2000                                 $30,526                         $28,110
   11/9/2000                                 $30,496                         $28,092
  11/10/2000                                 $28,417                         $26,559
  11/13/2000                                 $27,714                         $26,066
  11/14/2000                                 $30,275                         $27,930
  11/15/2000                                 $30,808                         $28,272
  11/16/2000                                 $28,829                         $26,879
  11/17/2000                                 $28,919                         $26,968
  11/20/2000                                 $27,212                         $25,660
  11/21/2000                                 $27,141                         $25,606
  11/22/2000                                 $25,685                         $24,519
  11/24/2000                                 $27,573                         $26,006
  11/27/2000                                 $26,930                         $25,447
  11/28/2000                                 $25,092                         $24,086
  11/29/2000                                 $24,620                         $23,918
  11/30/2000                                 $23,736                         $23,033
   12/1/2000                                 $24,238                         $23,430
   12/4/2000                                 $24,238                         $23,473
   12/5/2000                                 $27,724                         $26,215
   12/6/2000                                 $26,378                         $25,212
   12/7/2000                                 $26,077                         $24,993
   12/8/2000                                 $27,925                         $26,606
  12/11/2000                                 $29,442                         $27,318
  12/12/2000                                 $28,086                         $26,310
  12/13/2000                                 $26,669                         $25,260
  12/14/2000                                 $25,293                         $24,252
  12/15/2000                                 $24,279                         $23,427
  12/18/2000                                 $24,258                         $23,369
  12/19/2000                                 $22,430                         $22,050
  12/20/2000                                 $20,461                         $20,311
  12/21/2000                                 $20,642                         $20,444
  12/22/2000                                 $22,933                         $22,387
  12/26/2000                                 $22,681                         $22,096
  12/27/2000                                 $23,234                         $22,607
  12/28/2000                                 $23,234                         $22,648
  12/29/2000                                 $21,797                         $21,518
    1/2/2001                                 $19,487                         $19,562
    1/3/2001                                 $23,907                         $23,233
    1/4/2001                                 $23,244                         $22,605
    1/5/2001                                 $21,044                         $20,839
    1/8/2001                                 $21,386                         $20,965
    1/9/2001                                 $21,617                         $21,240
   1/10/2001                                 $22,822                         $22,180
   1/11/2001                                 $23,907                         $23,196
   1/12/2001                                 $23,847                         $23,028
   1/16/2001                                 $23,465                         $22,704
   1/17/2001                                 $24,409                         $23,512
   1/18/2001                                 $25,785                         $24,539
   1/19/2001                                 $25,594                         $24,403
   1/22/2001                                 $25,454                         $24,288
   1/23/2001                                 $26,378                         $25,087
   1/24/2001                                 $26,197                         $25,054
   1/25/2001                                 $24,741                         $23,853
   1/26/2001                                 $25,152                         $24,184
   1/29/2001                                 $25,886                         $24,760
   1/30/2001                                 $25,785                         $24,683
   1/31/2001                                 $24,670                         $23,827
    2/1/2001                                 $24,861                         $23,957
    2/2/2001                                 $23,244                         $22,717
    2/5/2001                                 $23,174                         $22,672
    2/6/2001                                 $23,254                         $22,727
    2/7/2001                                 $23,254                         $22,143
    2/8/2001                                 $21,868                         $21,646
    2/9/2001                                 $20,783                         $20,784
   2/12/2001                                 $21,064                         $21,014
   2/13/2001                                 $20,190                         $20,293
   2/14/2001                                 $21,275                         $21,188
   2/15/2001                                 $21,958                         $21,788
   2/16/2001                                 $20,200                         $20,331
   2/20/2001                                 $18,905                         $19,252
   2/21/2001                                 $18,452                         $18,916
   2/22/2001                                 $18,191                         $18,676
   2/23/2001                                 $18,402                         $18,893
   2/26/2001                                 $18,864                         $19,275
   2/27/2001                                 $17,378                         $18,052
   2/28/2001                                 $16,745                         $17,536
    3/1/2001                                 $17,378                         $18,084
    3/2/2001                                 $16,433                         $17,288
    3/5/2001                                 $16,815                         $17,613
    3/6/2001                                 $17,508                         $18,160
    3/7/2001                                 $17,679                         $18,343
    3/8/2001                                 $17,076                         $17,810
    3/9/2001                                 $15,680                         $16,660
   3/12/2001                                 $14,274                         $15,444
   3/13/2001                                 $15,379                         $16,446
   3/14/2001                                 $14,937                         $16,036
   3/15/2001                                 $14,394                         $15,602
   3/16/2001                                 $13,882                         $15,139
   3/19/2001                                 $14,756                         $15,901
   3/20/2001                                 $13,510                         $14,835
   3/21/2001                                 $13,430                         $14,749
   3/22/2001                                 $14,404                         $15,639
   3/23/2001                                 $14,465                         $15,668
   3/26/2001                                 $14,143                         $15,409
   3/27/2001                                 $14,756                         $15,949
   3/28/2001                                 $13,320                         $14,723
   3/29/2001                                 $12,928                         $14,364
   3/30/2001                                 $13,038                         $14,457
    4/2/2001                                 $12,405                         $13,936
    4/3/2001                                 $11,220                         $12,856
    4/4/2001                                 $10,939                         $12,596
    4/5/2001                                 $12,395                         $13,959
    4/6/2001                                 $11,722                         $13,307
    4/9/2001                                 $12,054                         $13,611
   4/10/2001                                 $13,219                         $14,683
   4/11/2001                                 $13,731                         $15,138
   4/12/2001                                 $14,435                         $15,753
   4/16/2001                                 $13,751                         $15,164
   4/17/2001                                 $13,952                         $15,360
   4/18/2001                                 $15,640                         $16,823
   4/19/2001                                 $16,926                         $17,949
   4/20/2001                                 $16,755                         $17,768
   4/23/2001                                 $15,409                         $16,650
   4/24/2001                                 $14,917                         $16,193
   4/25/2001                                 $15,439                         $16,672
   4/26/2001                                 $14,897                         $16,203
   4/27/2001                                 $15,399                         $16,637
   4/30/2001                                 $15,871                         $17,047
    5/1/2001                                 $16,564                         $17,634
    5/2/2001                                 $17,006                         $18,033
    5/3/2001                                 $16,082                         $17,255
    5/4/2001                                 $16,594                         $17,678
    5/7/2001                                 $16,273                         $17,417
    5/8/2001                                 $16,644                         $17,728
    5/9/2001                                 $16,052                         $17,247
   5/10/2001                                 $15,650                         $16,892
   5/11/2001                                 $15,489                         $16,735
   5/14/2001                                 $15,208                         $16,495
   5/15/2001                                 $15,248                         $16,511
   5/16/2001                                 $16,273                         $17,454
   5/17/2001                                 $16,554                         $17,690
   5/18/2001                                 $16,594                         $17,714
   5/21/2001                                 $17,920                         $18,861
   5/22/2001                                 $17,830                         $18,773
   5/23/2001                                 $16,885                         $17,988
   5/24/2001                                 $17,378                         $18,409
   5/25/2001                                 $16,926                         $18,017
   5/29/2001                                 $15,921                         $17,216
   5/30/2001                                 $14,977                         $16,347
   5/31/2001                                 $15,198                         $16,539
    6/1/2001                                 $15,640                         $16,916
    6/4/2001                                 $15,600                         $16,897
    6/5/2001                                 $16,484                         $17,679
    6/6/2001                                 $16,283                         $17,495
    6/7/2001                                 $16,885                         $18,041
    6/8/2001                                 $16,192                         $17,424
   6/11/2001                                 $15,660                         $16,968
   6/12/2001                                 $15,680                         $17,018
   6/13/2001                                 $15,047                         $16,450
   6/14/2001                                 $14,183                         $15,726
   6/15/2001                                 $14,123                         $15,635
   6/18/2001                                 $13,782                         $15,313
   6/19/2001                                 $13,842                         $15,400
   6/20/2001                                 $14,294                         $15,820
   6/21/2001                                 $14,585                         $16,092
   6/22/2001                                 $14,384                         $15,874
   6/25/2001                                 $14,525                         $16,025
   6/26/2001                                 $14,605                         $16,096
   6/27/2001                                 $14,656                         $16,136
   6/28/2001                                 $15,168                         $16,622
   6/29/2001                                 $15,439                         $16,818
    7/2/2001                                 $15,419                         $16,789
    7/3/2001                                 $15,389                         $16,744
    7/5/2001                                 $14,595                         $16,090
    7/6/2001                                 $13,751                         $15,333
    7/9/2001                                 $14,023                         $15,594
   7/10/2001                                 $13,299                         $14,932
   7/11/2001                                 $13,480                         $15,084
   7/12/2001                                 $14,565                         $16,082
   7/13/2001                                 $14,585                         $16,091
   7/16/2001                                 $13,932                         $15,490
   7/17/2001                                 $14,364                         $15,893
   7/18/2001                                 $13,711                         $15,317
   7/19/2001                                 $14,033                         $15,584
   7/20/2001                                 $13,782                         $15,405
   7/23/2001                                 $13,320                         $14,978
   7/24/2001                                 $13,078                         $14,747
   7/25/2001                                 $13,289                         $14,959
   7/26/2001                                 $13,681                         $15,377
   7/27/2001                                 $13,832                         $15,467
   7/30/2001                                 $13,701                         $15,346
   7/31/2001                                 $13,822                         $15,471
    8/1/2001                                 $14,294                         $15,893
    8/2/2001                                 $14,555                         $16,094
    8/3/2001                                 $14,274                         $15,859
    8/6/2001                                 $14,023                         $15,648
    8/7/2001                                 $13,952                         $15,588
    8/8/2001                                 $13,219                         $14,943
    8/9/2001                                 $13,259                         $14,968
   8/10/2001                                 $13,129                         $14,863
   8/13/2001                                 $13,480                         $15,192
   8/14/2001                                 $13,249                         $14,978
   8/15/2001                                 $12,657                         $14,445
   8/16/2001                                 $12,767                         $14,537
   8/17/2001                                 $12,084                         $13,936
   8/20/2001                                 $12,285                         $14,114
   8/21/2001                                 $11,712                         $13,607
   8/22/2001                                 $12,064                         $13,925
   8/23/2001                                 $11,883                         $13,756
   8/24/2001                                 $12,697                         $14,515
   8/27/2001                                 $12,687                         $14,503
   8/28/2001                                 $12,174                         $14,025
   8/29/2001                                 $11,913                         $13,781
   8/30/2001                                 $11,441                         $13,360
   8/31/2001                                 $11,592                         $13,505


                                              1 YEAR                SINCE INCEPTION(2)
                                              ------                ------------------
INVESTOR CLASS                               (73.85%)                3.89% (10/20/97)
ADVISOR CLASS                                (73.93%)              (60.75%) (2/24/00)
BROKER CLASS-NO LOAD                         (73.95%)              (70.90%) (8/22/00)
BROKER CLASS-LOAD(4)                         (78.95%)              (74.94%) (8/22/00)
NASDAQ 100 INDEX(1)                          (63.96%)                8.08% (10/20/97)

The Potomac OTC Plus Fund seeks to provide daily investment returns that correspond to 125% of the return of the Nasdaq 100 Index(TM)("NDX"). The principal securities in the Fund's portfolio include long positions in the 100 stocks that comprise the NDX, NDX futures contracts and options on the NDX. The NDX, which is comprised of many large cap technology stocks, declined significantly during the fiscal year as investors reassessed the prospects for many technology issues. The weakness in the market was exacerbated by the uncertainty surrounding the 2000 presidential election. Rallies in January and April of 2001, fueled in part by the Fed's aggressive rate-cutting policy, were short-lived. For the fiscal year, the NDX fell (63.96%). In response, the Investor Class of the Fund declined (73.85%).

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3) THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY. PERFORMANCE FOR OTHER CLASSES WOULD BE LOWER DUE TO DIFFERENCES IN FEE STRUCTURES.

(4) REFLECTS MAXIMUM APPLICABLE DEFERRED SALES CHARGE OF 5% DURNG THE FIRST YEAR AND 4% DURING THE SECOND YEAR.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                 OTC/SHORT FUND

                               INVESTOR CLASS(3)
                       OCTOBER 16, 1997 - AUGUST 31, 2001

[CHART]

                                  OTC/SHORT FUND                  NASDAQ 100 INDEX(1)
     10/16/97                        $10,000                          $10,000
     10/17/97                        $10,410                           $9,779
     10/20/97                        $10,110                           $9,899
     10/21/97                         $9,720                          $10,102
     10/22/97                         $9,740                           $9,994
     10/23/97                         $9,950                           $9,775
     10/24/97                        $10,170                           $9,618
     10/27/97                        $10,940                           $8,904
     10/28/97                        $10,260                           $9,522
     10/29/97                        $10,430                           $9,367
     10/30/97                        $10,720                           $9,102
     10/31/97                        $10,520                           $9,275
     11/03/97                        $10,200                           $9,557
     11/04/97                        $10,220                           $9,529
     11/05/97                        $10,190                           $9,523
     11/06/97                        $10,290                           $9,407
     11/07/97                        $10,390                           $9,354
     11/10/97                        $10,560                           $9,201
     11/11/97                        $10,570                           $9,196
     11/12/97                        $10,890                           $8,915
     11/13/97                        $10,620                           $9,144
     11/14/97                        $10,380                           $9,349
     11/17/97                        $10,150                           $9,548
     11/18/97                        $10,290                           $9,426
     11/19/97                        $10,260                           $9,452
     11/20/97                        $10,020                           $9,664
     11/21/97                        $10,080                           $9,611
     11/24/97                        $10,450                           $9,371
     11/25/97                        $10,360                           $9,442
     11/26/97                        $10,300                           $9,498
     11/28/97                        $10,210                           $9,555
     12/01/97                        $10,040                           $9,817
     12/02/97                        $10,290                           $9,570
     12/03/97                        $10,190                           $9,657
     12/04/97                        $10,270                           $9,576
     12/05/97                        $10,120                           $9,735
     12/08/97                         $9,990                           $9,850
     12/09/97                        $10,280                           $9,557
     12/10/97                        $10,470                           $9,398
     12/11/97                        $10,690                           $9,113
     12/12/97                        $10,890                           $8,900
     12/15/97                        $10,870                           $8,954
     12/16/97                        $10,750                           $9,072
     12/17/97                        $10,900                           $8,947
     12/18/97                        $11,080                           $8,794
     12/19/97                        $11,050                           $8,822
     12/22/97                        $10,980                           $8,875
     12/23/97                        $11,280                           $8,637
     12/24/97                        $11,400                           $8,541
     12/26/97                        $11,220                           $8,678
     12/29/97                        $10,900                           $8,901
     12/30/97                        $10,660                           $9,082
     12/31/97                        $10,710                           $9,012
      1/02/98                        $10,590                           $9,171
      1/05/98                        $10,540                           $9,254
      1/06/98                        $10,600                           $9,153
      1/07/98                        $10,740                           $9,016
      1/08/98                        $10,740                           $9,046
      1/09/98                        $11,130                           $8,698
      1/12/98                        $10,940                           $8,834
      1/13/98                        $10,660                           $9,051
      1/14/98                        $10,750                           $9,063
      1/15/98                        $10,750                           $9,056
      1/16/98                        $10,660                           $9,149
      1/20/98                        $10,440                           $9,341
      1/21/98                        $10,370                           $9,337
      1/22/98                        $10,420                           $9,284
      1/23/98                        $10,370                           $9,319
      1/26/98                        $10,450                           $9,245
      1/27/98                        $10,240                           $9,421
      1/28/98                         $9,970                           $9,671
      1/29/98                         $9,920                           $9,724
      1/30/98                         $9,890                           $9,743
      2/02/98                         $9,620                          $10,015
      2/03/98                         $9,530                          $10,108
      2/04/98                         $9,420                          $10,228
      2/05/98                         $8,900                          $10,141
      2/06/98                         $8,740                          $10,318
      2/09/98                         $8,840                          $10,212
      2/10/98                         $8,700                          $10,368
      2/11/98                         $8,710                          $10,359
      2/12/98                         $8,660                          $10,413
      2/13/98                         $8,740                          $10,339
      2/17/98                         $8,800                          $10,266
      2/18/98                         $8,700                          $10,376
      2/19/98                         $8,588                          $10,522
      2/20/98                         $8,620                          $10,549
      2/23/98                         $8,440                          $10,784
      2/24/98                         $8,520                          $10,664
      2/25/98                         $8,330                          $10,919
      2/26/98                         $8,250                          $10,979
      2/27/98                         $8,340                          $10,862
      3/02/98                         $8,460                          $10,711
      3/03/98                         $8,470                          $10,694
      3/04/98                         $8,440                          $10,732
      3/05/98                         $8,830                          $10,250
      3/06/98                         $8,550                          $10,580
      3/09/98                         $8,810                          $10,264
      3/10/98                         $8,650                          $10,448
      3/11/98                         $8,620                          $10,496
      3/12/98                         $8,540                          $10,581
      3/13/98                         $8,500                          $10,636
      3/16/98                         $8,420                          $10,735
      3/17/98                         $8,510                          $10,623
      3/18/98                         $8,440                          $10,706
      3/19/98                         $8,370                          $10,789
      3/20/98                         $8,500                          $10,637
      3/23/98                         $8,420                          $10,726
      3/24/98                         $8,290                          $10,895
      3/25/98                         $8,170                          $11,050
      3/26/98                         $8,150                          $11,078
      3/27/98                         $8,190                          $11,021
      3/30/98                         $8,220                          $10,976
      3/31/98                         $8,150                          $11,103
      4/01/98                         $8,100                          $11,174
      4/02/98                         $8,090                          $11,190
      4/03/98                         $8,070                          $11,221
      4/06/98                         $8,260                          $10,964
      4/07/98                         $8,420                          $10,753
      4/08/98                         $8,350                          $10,834
      4/09/98                         $8,300                          $10,887
      4/13/98                         $8,260                          $10,942
      4/14/98                         $8,190                          $11,035
      4/15/98                         $8,060                          $11,200
      4/16/98                         $8,090                          $11,166
      4/17/98                         $8,070                          $11,199
      4/20/98                         $7,920                          $11,398
      4/21/98                         $7,810                          $11,549
      4/22/98                         $7,670                          $11,742
      4/23/98                         $7,860                          $11,448
      4/24/98                         $7,920                          $11,371
      4/27/98                         $8,110                          $11,098
      4/28/98                         $8,100                          $11,120
      4/29/98                         $7,990                          $11,275
      4/30/98                         $7,940                          $11,353
      5/01/98                         $7,920                          $11,384
      5/04/98                         $7,890                          $11,423
      5/05/98                         $7,950                          $11,345
      5/06/98                         $7,980                          $11,300
      5/07/98                         $8,110                          $11,122
      5/08/98                         $7,900                          $11,407
      5/11/98                         $8,000                          $11,258
      5/12/98                         $7,870                          $11,428
      5/13/98                         $7,830                          $11,489
      5/14/98                         $7,810                          $11,516
      5/15/98                         $7,910                          $11,365
      5/18/98                         $7,950                          $11,302
      5/19/98                         $7,870                          $11,421
      5/20/98                         $7,980                          $11,259
      5/21/98                         $8,070                          $11,131
      5/22/98                         $8,140                          $11,044
      5/26/98                         $8,230                          $10,916
      5/27/98                         $8,160                          $11,001
      5/28/98                         $8,130                          $11,050
      5/29/98                         $8,290                          $10,843
      6/01/98                         $8,470                          $10,602
      6/02/98                         $8,310                          $10,798
      6/03/98                         $8,480                          $10,588
      6/04/98                         $8,250                          $10,871
      6/05/98                         $8,160                          $10,976
      6/08/98                         $8,170                          $10,979
      6/09/98                         $8,060                          $11,129
      6/10/98                         $8,220                          $10,909
      6/11/98                         $8,310                          $10,780
      6/12/98                         $8,300                          $10,797
      6/15/98                         $8,390                          $10,675
      6/16/98                         $8,120                          $11,014
      6/17/98                         $8,030                          $11,134
      6/18/98                         $8,010                          $11,164
      6/19/98                         $7,930                          $11,276
      6/22/98                         $7,760                          $11,497
      6/23/98                         $7,520                          $11,847
      6/24/98                         $7,360                          $12,108
      6/25/98                         $7,470                          $11,929
      6/26/98                         $7,420                          $12,015
      6/29/98                         $7,310                          $12,186
      6/30/98                         $7,320                          $12,164
      7/01/98                         $7,210                          $12,336
      7/02/98                         $7,340                          $12,121
      7/06/98                         $7,280                          $12,212
      7/07/98                         $7,260                          $12,246
      7/08/98                         $7,080                          $12,533
      7/09/98                         $7,050                          $12,582
      7/10/98                         $7,010                          $12,654
      7/13/98                         $6,850                          $12,922
      7/14/98                         $6,860                          $12,899
      7/15/98                         $6,700                          $13,185
      7/16/98                         $6,690                          $13,213
      7/17/98                         $6,630                          $13,316
      7/20/98                         $6,640                          $13,334
      7/21/98                         $6,800                          $13,025
      7/22/98                         $6,800                          $13,013
      7/23/98                         $6,920                          $12,787
      7/24/98                         $6,900                          $12,813
      7/27/98                         $6,820                          $12,974
      7/28/98                         $6,980                          $12,673
      7/29/98                         $7,050                          $12,553
      7/30/98                         $6,830                          $12,935
      7/31/98                         $7,060                          $12,528
      8/03/98                         $7,100                          $12,447
      8/04/98                         $7,400                          $11,982
      8/05/98                         $7,330                          $12,097
      8/06/98                         $7,120                          $12,424
      8/07/98                         $7,140                          $12,408
      8/10/98                         $7,150                          $12,397
      8/11/98                         $7,320                          $12,099
      8/12/98                         $7,190                          $12,322
      8/13/98                         $7,270                          $12,174
      8/14/98                         $7,320                          $12,098
      8/17/98                         $7,110                          $12,441
      8/18/98                         $6,930                          $12,746
      8/19/98                         $6,950                          $12,719
      8/20/98                         $6,940                          $12,718
      8/21/98                         $7,060                          $12,505
      8/24/98                         $7,080                          $12,470
      8/25/98                         $6,990                          $12,628
      8/26/98                         $7,050                          $12,498
      8/27/98                         $7,370                          $11,937
      8/28/98                         $7,630                          $11,507
      8/31/98                         $8,380                          $10,373
      9/01/98                         $7,830                          $11,052
      9/02/98                         $7,800                          $11,110
      9/03/98                         $7,870                          $10,997
      9/04/98                         $7,900                          $10,964
      9/08/98                         $7,370                          $11,702
      9/09/98                         $7,510                          $11,477
      9/10/98                         $7,670                          $11,237
      9/11/98                         $7,330                          $11,736
      9/14/98                         $7,230                          $11,900
      9/15/98                         $7,150                          $12,045
      9/16/98                         $7,110                          $12,111
      9/17/98                         $7,330                          $11,750
      9/18/98                         $7,280                          $11,831
      9/21/98                         $7,130                          $12,077
      9/22/98                         $7,080                          $12,154
      9/23/98                         $6,770                          $12,686
      9/24/98                         $6,960                          $12,338
      9/25/98                         $6,790                          $12,644
      9/28/98                         $6,810                          $12,582
      9/29/98                         $6,800                          $12,597
      9/30/98                         $6,990                          $12,239
     10/01/98                         $7,360                          $11,586
     10/02/98                         $7,350                          $11,611
     10/05/98                         $7,750                          $10,985
     10/06/98                         $7,900                          $10,777
     10/07/98                         $8,120                          $10,470
     10/08/98                         $8,270                          $10,268
     10/09/98                         $7,760                          $10,896
     10/12/98                         $7,460                          $11,310
     10/13/98                         $7,680                          $10,978
     10/14/98                         $7,500                          $11,240
     10/15/98                         $7,120                          $11,822
     10/16/98                         $7,150                          $11,769
     10/19/98                         $7,060                          $11,917
     10/20/98                         $7,210                          $11,672
     10/21/98                         $6,930                          $12,116
     10/22/98                         $6,810                          $12,327
     10/23/98                         $6,890                          $12,194
     10/26/98                         $6,740                          $12,452
     10/27/98                         $6,820                          $12,310
     10/28/98                         $6,690                          $12,552
     10/29/98                         $6,610                          $12,701
     10/30/98                         $6,590                          $12,739
     11/02/98                         $6,510                          $12,905
     11/03/98                         $6,590                          $12,750
     11/04/98                         $6,440                          $13,044
     11/05/98                         $6,400                          $13,117
     11/06/98                         $6,320                          $13,265
     11/09/98                         $6,280                          $13,350
     11/10/98                         $6,250                          $13,439
     11/11/98                         $6,220                          $13,469
     11/12/98                         $6,280                          $13,340
     11/13/98                         $6,290                          $13,328
     11/16/98                         $6,240                          $13,422
     11/17/98                         $6,140                          $13,631
     11/18/98                         $6,090                          $13,779
     11/19/98                         $5,990                          $13,985
     11/20/98                         $5,960                          $14,046
     11/23/98                         $5,790                          $14,454
     11/24/98                         $5,810                          $14,379
     11/25/98                         $5,760                          $14,540
     11/27/98                         $5,650                          $14,812
     11/30/98                         $5,920                          $14,171
     12/01/98                         $5,620                          $14,850
     12/02/98                         $5,670                          $14,727
     12/03/98                         $5,830                          $14,315
     12/04/98                         $5,620                          $14,827
     12/07/98                         $5,460                          $15,253
     12/08/98                         $5,490                          $15,174
     12/09/98                         $5,430                          $15,330
     12/10/98                         $5,540                          $15,034
     12/11/98                         $5,460                          $15,236
     12/14/98                         $5,675                          $14,682
     12/15/98                         $5,495                          $15,134
     12/16/98                         $5,515                          $15,066
     12/17/98                         $5,405                          $15,369
     12/18/98                         $5,255                          $15,782
     12/21/98                         $5,085                          $16,257
     12/22/98                         $5,155                          $16,080
     12/23/98                         $4,995                          $16,545
     12/24/98                         $5,035                          $16,428
     12/28/98                         $4,995                          $16,591
     12/29/98                         $4,995                          $16,585
     12/30/98                         $5,055                          $16,473
     12/31/98                         $5,035                          $16,700
      1/04/99                         $4,975                          $16,868
      1/05/99                         $4,824                          $17,310
      1/06/99                         $4,654                          $17,864
      1/07/99                         $4,654                          $17,886
      1/08/99                         $4,634                          $17,952
      1/11/99                         $4,564                          $18,194
      1/12/99                         $4,704                          $17,644
      1/13/99                         $4,674                          $17,726
      1/14/99                         $4,784                          $17,338
      1/15/99                         $4,604                          $18,025
      1/19/99                         $4,444                          $18,499
      1/20/99                         $4,424                          $18,499
      1/21/99                         $4,584                          $17,844
      1/22/99                         $4,594                          $17,867
      1/25/99                         $4,504                          $18,166
      1/26/99                         $4,334                          $18,758
      1/27/99                         $4,394                          $18,468
      1/28/99                         $4,224                          $19,143
      1/29/99                         $4,184                          $19,349
      2/01/99                         $4,174                          $19,383
      2/02/99                         $4,274                          $18,908
      2/03/99                         $4,194                          $19,283
      2/04/99                         $4,364                          $18,444
      2/05/99                         $4,464                          $18,089
      2/08/99                         $4,354                          $18,505
      2/09/99                         $4,564                          $17,604
      2/10/99                         $4,554                          $17,684
      2/11/99                         $4,324                          $18,598
      2/12/99                         $4,504                          $17,816
      2/16/99                         $4,514                          $17,778
      2/17/99                         $4,664                          $17,204
      2/18/99                         $4,624                          $17,338
      2/19/99                         $4,564                          $17,571
      2/22/99                         $4,414                          $18,157
      2/23/99                         $4,344                          $18,449
      2/24/99                         $4,424                          $18,093
      2/25/99                         $4,454                          $17,959
      2/26/99                         $4,564                          $17,512
      3/01/99                         $4,534                          $17,625
      3/02/99                         $4,644                          $17,179
      3/03/99                         $4,624                          $17,281
      3/04/99                         $4,544                          $17,583
      3/05/99                         $4,454                          $17,918
      3/08/99                         $4,304                          $18,502
      3/09/99                         $4,304                          $18,452
      3/10/99                         $4,284                          $18,542
      3/11/99                         $4,264                          $18,590
      3/12/99                         $4,344                          $18,274
      3/15/99                         $4,234                          $18,741
      3/16/99                         $4,214                          $18,859
      3/17/99                         $4,224                          $18,779
      3/18/99                         $4,144                          $19,127
      3/19/99                         $4,244                          $18,680
      3/22/99                         $4,294                          $18,439
      3/23/99                         $4,434                          $17,840
      3/24/99                         $4,314                          $18,315
      3/25/99                         $4,154                          $18,950
      3/26/99                         $4,184                          $18,804
      3/29/99                         $4,034                          $19,508
      3/30/99                         $4,064                          $19,335
      3/31/99                         $4,094                          $19,160
      4/01/99                         $4,024                          $19,521
      4/05/99                         $3,884                          $20,190
      4/06/99                         $3,884                          $20,183
      4/07/99                         $3,934                          $19,941
      4/08/99                         $3,884                          $20,236
      4/09/99                         $3,864                          $20,307
      4/12/99                         $3,894                          $20,186
      4/13/99                         $3,964                          $19,786
      4/14/99                         $4,094                          $19,135
      4/15/99                         $4,034                          $19,427
      4/16/99                         $4,134                          $18,979
      4/19/99                         $4,364                          $17,900
      4/20/99                         $4,224                          $18,468
      4/21/99                         $4,064                          $19,155
      4/22/99                         $3,904                          $19,861
      4/23/99                         $3,854                          $20,106
      4/26/99                         $3,774                          $20,563
      4/27/99                         $3,854                          $20,075
      4/28/99                         $3,964                          $19,560
      4/29/99                         $4,014                          $19,277
      4/30/99                         $3,984                          $19,433
      5/03/99                         $3,984                          $19,447
      5/04/99                         $4,054                          $19,079
      5/05/99                         $3,944                          $19,609
      5/06/99                         $4,084                          $18,907
      5/07/99                         $4,014                          $19,263
      5/10/99                         $3,984                          $19,418
      5/11/99                         $3,904                          $19,792
      5/12/99                         $3,824                          $20,172
      5/13/99                         $3,894                          $19,821
      5/14/99                         $3,984                          $19,330
      5/17/99                         $3,894                          $19,791
      5/18/99                         $3,914                          $19,641
      5/19/99                         $3,864                          $19,886
      5/20/99                         $3,954                          $19,465
      5/21/99                         $4,004                          $19,233
      5/24/99                         $4,104                          $18,743
      5/25/99                         $4,224                          $18,183
      5/26/99                         $4,114                          $18,675
      5/27/99                         $4,124                          $18,648
      5/28/99                         $4,044                          $19,008
      6/01/99                         $4,164                          $18,427
      6/02/99                         $4,064                          $18,870
      6/03/99                         $4,144                          $18,469
      6/04/99                         $3,994                          $19,187
      6/07/99                         $3,910                          $19,581
      6/08/99                         $4,018                          $18,981
      6/09/99                         $3,922                          $19,424
      6/10/99                         $3,994                          $19,082
      6/11/99                         $4,062                          $18,759
      6/14/99                         $4,126                          $18,455
      6/15/99                         $4,068                          $18,721
      6/16/99                         $3,848                          $19,716
      6/17/99                         $3,804                          $19,928
      6/18/99                         $3,778                          $20,061
      6/21/99                         $3,667                          $20,636
      6/22/99                         $3,766                          $20,101
      6/23/99                         $3,713                          $20,369
      6/24/99                         $3,804                          $19,874
      6/25/99                         $3,802                          $19,882
      6/28/99                         $3,699                          $20,411
      6/29/99                         $3,639                          $20,740
      6/30/99                         $3,617                          $20,892
      7/01/99                         $3,575                          $21,124
      7/02/99                         $3,539                          $21,356
      7/06/99                         $3,561                          $21,200
      7/07/99                         $3,535                          $21,291
      7/08/99                         $3,475                          $21,599
      7/09/99                         $3,455                          $21,767
      7/12/99                         $3,469                          $21,687
      7/13/99                         $3,487                          $21,591
      7/14/99                         $3,421                          $21,986
      7/15/99                         $3,405                          $22,097
      7/16/99                         $3,359                          $22,372
      7/19/99                         $3,413                          $22,054
      7/20/99                         $3,533                          $21,188
      7/21/99                         $3,481                          $21,500
      7/22/99                         $3,601                          $20,756
      7/23/99                         $3,571                          $20,939
      7/26/99                         $3,679                          $20,316
      7/27/99                         $3,549                          $21,001
      7/28/99                         $3,511                          $21,228
      7/29/99                         $3,617                          $20,585
      7/30/99                         $3,611                          $20,656
      8/02/99                         $3,621                          $20,601
      8/03/99                         $3,661                          $20,368
      8/04/99                         $3,723                          $20,051
      8/05/99                         $3,677                          $20,304
      8/06/99                         $3,711                          $20,122
      8/09/99                         $3,753                          $19,899
      8/10/99                         $3,794                          $19,682
      8/11/99                         $3,659                          $20,391
      8/12/99                         $3,707                          $20,142
      8/13/99                         $3,553                          $20,985
      8/16/99                         $3,537                          $21,040
      8/17/99                         $3,509                          $21,261
      8/18/99                         $3,539                          $21,079
      8/19/99                         $3,595                          $20,728
      8/20/99                         $3,537                          $21,058
      8/23/99                         $3,429                          $21,702
      8/24/99                         $3,401                          $21,874
      8/25/99                         $3,327                          $22,385
      8/26/99                         $3,387                          $21,988
      8/27/99                         $3,411                          $21,854
      8/30/99                         $3,461                          $21,529
      8/31/99                         $3,415                          $21,802
     9/1/1999                         $3,403                          $21,875
     9/2/1999                         $3,421                          $21,763
     9/3/1999                         $3,259                          $22,801
     9/7/1999                         $3,279                          $22,666
     9/8/1999                         $3,329                          $22,328
     9/9/1999                         $3,263                          $22,790
    9/10/1999                         $3,225                          $23,055
    9/13/1999                         $3,299                          $22,586
    9/14/1999                         $3,245                          $22,944
    9/15/1999                         $3,325                          $22,404
    9/16/1999                         $3,319                          $22,439
    9/17/1999                         $3,227                          $23,076
    9/20/1999                         $3,215                          $23,153
    9/21/1999                         $3,307                          $22,501
    9/22/1999                         $3,251                          $22,867
    9/23/1999                         $3,393                          $21,858
    9/24/1999                         $3,399                          $21,827
    9/27/1999                         $3,361                          $22,072
    9/28/1999                         $3,359                          $22,086
    9/29/1999                         $3,397                          $21,819
    9/30/1999                         $3,383                          $21,902
    10/1/1999                         $3,389                          $21,871
    10/4/1999                         $3,303                          $22,448
    10/5/1999                         $3,297                          $22,481
    10/6/1999                         $3,221                          $23,035
    10/7/1999                         $3,225                          $23,031
    10/8/1999                         $3,195                          $23,244
   10/11/1999                         $3,165                          $23,458
   10/12/1999                         $3,231                          $22,984
   10/13/1999                         $3,321                          $22,326
   10/14/1999                         $3,299                          $22,476
   10/15/1999                         $3,391                          $21,865
   10/18/1999                         $3,449                          $21,486
   10/19/1999                         $3,449                          $21,487
   10/20/1999                         $3,301                          $22,433
   10/21/1999                         $3,283                          $22,532
   10/22/1999                         $3,275                          $22,612
   10/25/1999                         $3,275                          $22,596
   10/26/1999                         $3,301                          $22,434
   10/27/1999                         $3,311                          $22,353
   10/28/1999                         $3,201                          $23,103
   10/29/1999                         $3,059                          $23,990
    11/1/1999                         $3,083                          $23,799
    11/2/1999                         $3,069                          $23,895
    11/3/1999                         $3,009                          $24,311
    11/4/1999                         $2,975                          $24,588
    11/5/1999                         $2,917                          $25,066
    11/8/1999                         $2,883                          $25,344
    11/9/1999                         $2,907                          $25,138
   11/10/1999                         $2,871                          $25,447
   11/11/1999                         $2,815                          $25,922
   11/12/1999                         $2,777                          $26,278
   11/15/1999                         $2,789                          $26,159
   11/16/1999                         $2,725                          $26,745
   11/17/1999                         $2,751                          $26,485
   11/18/1999                         $2,662                          $27,320
   11/19/1999                         $2,642                          $27,550
   11/22/1999                         $2,626                          $27,739
   11/23/1999                         $2,672                          $27,286
   11/24/1999                         $2,580                          $28,275
   11/26/1999                         $2,574                          $28,349
   11/29/1999                         $2,620                          $27,863
   11/30/1999                         $2,703                          $26,985
    12/1/1999                         $2,672                          $27,263
    12/2/1999                         $2,576                          $28,275
    12/3/1999                         $2,522                          $28,856
    12/6/1999                         $2,508                          $29,026
    12/7/1999                         $2,496                          $29,154
    12/8/1999                         $2,530                          $28,781
    12/9/1999                         $2,528                          $28,812
   12/10/1999                         $2,498                          $29,137
   12/13/1999                         $2,470                          $29,493
   12/14/1999                         $2,526                          $28,810
   12/15/1999                         $2,474                          $29,464
   12/16/1999                         $2,408                          $30,311
   12/17/1999                         $2,388                          $30,561
   12/20/1999                         $2,372                          $30,836
   12/21/1999                         $2,281                          $32,096
   12/22/1999                         $2,267                          $32,403
   12/23/1999                         $2,247                          $32,657
   12/27/1999                         $2,239                          $32,732
   12/28/1999                         $2,255                          $32,563
   12/29/1999                         $2,183                          $33,561
   12/30/1999                         $2,189                          $33,507
   12/31/1999                         $2,174                          $33,727
     1/3/2000                         $2,126                          $34,479
     1/4/2000                         $2,259                          $32,256
     1/5/2000                         $2,283                          $31,903
     1/6/2000                         $2,386                          $30,388
     1/7/2000                         $2,253                          $32,105
    1/10/2000                         $2,132                          $33,814
    1/11/2000                         $2,225                          $32,240
    1/12/2000                         $2,271                          $31,637
    1/13/2000                         $2,183                          $32,856
    1/14/2000                         $2,128                          $33,698
    1/18/2000                         $2,108                          $34,181
    1/19/2000                         $2,090                          $34,482
    1/20/2000                         $2,068                          $34,945
    1/21/2000                         $2,068                          $35,019
    1/24/2000                         $2,166                          $33,300
    1/25/2000                         $2,108                          $34,193
    1/26/2000                         $2,183                          $32,939
    1/27/2000                         $2,197                          $32,683
    1/28/2000                         $2,283                          $31,346
    1/31/2000                         $2,189                          $32,473
     2/1/2000                         $2,116                          $33,672
     2/2/2000                         $2,108                          $33,878
     2/3/2000                         $2,037                          $35,030
     2/4/2000                         $2,025                          $35,241
     2/7/2000                         $2,001                          $35,778
     2/8/2000                         $1,933                          $36,956
     2/9/2000                         $1,983                          $36,097
    2/10/2000                         $1,925                          $37,203
    2/11/2000                         $1,985                          $36,101
    2/14/2000                         $1,977                          $36,258
    2/15/2000                         $1,971                          $36,357
    2/16/2000                         $1,983                          $36,366
    2/17/2000                         $1,929                          $37,525
    2/18/2000                         $2,001                          $36,073
    2/22/2000                         $2,007                          $36,103
    2/23/2000                         $1,904                          $37,931
    2/24/2000                         $1,874                          $38,686
    2/25/2000                         $1,908                          $38,009
    2/28/2000                         $1,921                          $37,859
    2/29/2000                         $1,868                          $38,812
     3/1/2000                         $1,846                          $39,195
     3/2/2000                         $1,876                          $38,515
     3/3/2000                         $1,784                          $40,413
     3/6/2000                         $1,796                          $40,543
     3/7/2000                         $1,828                          $39,939
     3/8/2000                         $1,806                          $40,438
     3/9/2000                         $1,757                          $41,717
    3/10/2000                         $1,749                          $41,725
    3/13/2000                         $1,806                          $40,266
    3/14/2000                         $1,874                          $38,449
    3/15/2000                         $1,892                          $37,567
    3/16/2000                         $1,796                          $39,598
    3/17/2000                         $1,759                          $40,391
    3/20/2000                         $1,832                          $38,760
    3/21/2000                         $1,749                          $40,471
    3/22/2000                         $1,687                          $41,813
    3/23/2000                         $1,661                          $42,393
    3/24/2000                         $1,651                          $42,675
    3/27/2000                         $1,644                          $42,794
    3/28/2000                         $1,687                          $41,691
    3/29/2000                         $1,751                          $40,149
    3/30/2000                         $1,814                          $38,660
    3/31/2000                         $1,753                          $40,003
     4/3/2000                         $1,880                          $37,085
     4/4/2000                         $1,900                          $36,695
     4/5/2000                         $1,902                          $36,659
     4/6/2000                         $1,872                          $37,173
     4/7/2000                         $1,779                          $39,036
    4/10/2000                         $1,904                          $36,368
    4/11/2000                         $1,945                          $35,558
    4/12/2000                         $2,076                          $33,052
    4/13/2000                         $2,128                          $32,326
    4/14/2000                         $2,342                          $29,159
    4/17/2000                         $2,098                          $32,104
    4/18/2000                         $2,003                          $33,799
    4/19/2000                         $2,074                          $32,592
    4/20/2000                         $2,120                          $31,884
    4/24/2000                         $2,205                          $30,504
    4/25/2000                         $2,029                          $32,942
    4/26/2000                         $2,094                          $31,888
    4/27/2000                         $1,985                          $33,588
    4/28/2000                         $1,939                          $34,321
     5/1/2000                         $1,908                          $34,836
     5/2/2000                         $2,009                          $32,994
     5/3/2000                         $2,048                          $32,402
     5/4/2000                         $2,041                          $32,479
     5/5/2000                         $1,973                          $33,549
     5/8/2000                         $2,062                          $32,033
     5/9/2000                         $2,110                          $31,333
    5/10/2000                         $2,233                          $29,514
    5/11/2000                         $2,140                          $30,759
    5/12/2000                         $2,122                          $30,983
    5/15/2000                         $2,056                          $31,946
    5/16/2000                         $1,975                          $33,172
    5/17/2000                         $2,027                          $32,295
    5/18/2000                         $2,098                          $31,166
    5/19/2000                         $2,203                          $29,659
    5/22/2000                         $2,197                          $29,696
    5/23/2000                         $2,362                          $27,501
    5/24/2000                         $2,239                          $28,928
    5/25/2000                         $2,293                          $28,191
    5/26/2000                         $2,293                          $28,211
    5/30/2000                         $2,062                          $31,054
    5/31/2000                         $2,116                          $30,236
     6/1/2000                         $1,995                          $32,009
     6/2/2000                         $1,860                          $34,162
     6/5/2000                         $1,872                          $33,931
     6/6/2000                         $1,917                          $33,167
     6/7/2000                         $1,872                          $33,983
     6/8/2000                         $1,884                          $33,722
     6/9/2000                         $1,856                          $34,203
    6/12/2000                         $1,915                          $33,095
    6/13/2000                         $1,844                          $34,254
    6/14/2000                         $1,888                          $33,451
    6/15/2000                         $1,852                          $34,128
    6/16/2000                         $1,832                          $34,450
    6/19/2000                         $1,761                          $35,781
    6/20/2000                         $1,763                          $35,782
    6/21/2000                         $1,745                          $36,111
    6/22/2000                         $1,820                          $34,602
    6/23/2000                         $1,876                          $33,522
    6/26/2000                         $1,832                          $34,305
    6/27/2000                         $1,864                          $33,646
    6/28/2000                         $1,832                          $34,302
    6/29/2000                         $1,880                          $33,345
    6/30/2000                         $1,832                          $34,236
     7/3/2000                         $1,812                          $34,608
     7/5/2000                         $1,888                          $33,199
     7/6/2000                         $1,816                          $34,506
     7/7/2000                         $1,794                          $34,940
    7/10/2000                         $1,830                          $34,312
    7/11/2000                         $1,846                          $34,060
    7/12/2000                         $1,771                          $35,485
    7/13/2000                         $1,749                          $35,990
    7/14/2000                         $1,707                          $36,758
    7/17/2000                         $1,701                          $36,947
    7/18/2000                         $1,743                          $36,029
    7/19/2000                         $1,792                          $34,965
    7/20/2000                         $1,721                          $36,343
    7/21/2000                         $1,763                          $35,554
    7/24/2000                         $1,816                          $34,480
    7/25/2000                         $1,781                          $35,160
    7/26/2000                         $1,804                          $34,731
    7/27/2000                         $1,866                          $33,488
    7/28/2000                         $1,971                          $31,630
    7/31/2000                         $1,896                          $32,831
     8/1/2000                         $1,939                          $32,029
     8/2/2000                         $1,959                          $31,748
     8/3/2000                         $1,888                          $32,959
     8/4/2000                         $1,894                          $32,915
     8/7/2000                         $1,848                          $33,750
     8/8/2000                         $1,856                          $33,531
     8/9/2000                         $1,856                          $33,592
    8/10/2000                         $1,900                          $32,702
    8/11/2000                         $1,880                          $33,152
    8/14/2000                         $1,840                          $33,834
    8/15/2000                         $1,838                          $33,861
    8/16/2000                         $1,838                          $33,849
    8/17/2000                         $1,788                          $34,843
    8/18/2000                         $1,798                          $34,633
    8/21/2000                         $1,788                          $34,816
    8/22/2000                         $1,790                          $34,819
    8/23/2000                         $1,757                          $35,447
    8/24/2000                         $1,735                          $35,925
    8/25/2000                         $1,743                          $35,759
    8/28/2000                         $1,733                          $35,968
    8/29/2000                         $1,733                          $35,947
    8/30/2000                         $1,725                          $36,100
    8/31/2000                         $1,675                          $37,090
     9/1/2000                         $1,667                          $37,287
     9/5/2000                         $1,713                          $36,266
     9/6/2000                         $1,779                          $34,907
     9/7/2000                         $1,729                          $35,960
     9/8/2000                         $1,790                          $34,687
    9/11/2000                         $1,838                          $33,717
    9/12/2000                         $1,860                          $33,354
    9/13/2000                         $1,824                          $34,035
    9/14/2000                         $1,826                          $33,996
    9/15/2000                         $1,860                          $33,440
    9/18/2000                         $1,898                          $32,614
    9/19/2000                         $1,812                          $34,168
    9/20/2000                         $1,796                          $34,478
    9/21/2000                         $1,834                          $33,820
    9/22/2000                         $1,836                          $33,666
    9/25/2000                         $1,874                          $32,947
    9/26/2000                         $1,896                          $32,587
    9/27/2000                         $1,898                          $32,490
    9/28/2000                         $1,824                          $33,884
    9/29/2000                         $1,900                          $32,478
    10/2/2000                         $1,959                          $31,454
    10/3/2000                         $2,017                          $30,502
    10/4/2000                         $1,957                          $31,412
    10/5/2000                         $1,975                          $31,148
    10/6/2000                         $2,039                          $30,126
    10/9/2000                         $2,037                          $30,189
   10/10/2000                         $2,124                          $29,001
   10/11/2000                         $2,172                          $28,203
   10/12/2000                         $2,235                          $27,329
   10/13/2000                         $2,052                          $29,815
   10/16/2000                         $2,062                          $29,557
   10/17/2000                         $2,124                          $28,854
   10/18/2000                         $2,140                          $28,555
   10/19/2000                         $1,953                          $30,953
   10/20/2000                         $1,923                          $31,441
   10/23/2000                         $1,933                          $31,127
   10/24/2000                         $1,997                          $30,501
   10/25/2000                         $2,124                          $28,267
   10/26/2000                         $2,076                          $28,808
   10/27/2000                         $2,074                          $28,882
   10/30/2000                         $2,138                          $28,026
   10/31/2000                         $2,005                          $29,856
    11/1/2000                         $2,031                          $29,337
    11/2/2000                         $1,993                          $30,094
    11/3/2000                         $1,979                          $30,216
    11/6/2000                         $1,993                          $29,930
    11/7/2000                         $2,003                          $29,831
    11/8/2000                         $2,128                          $27,826
    11/9/2000                         $2,130                          $27,807
   11/10/2000                         $2,241                          $26,290
   11/13/2000                         $2,293                          $25,802
   11/14/2000                         $2,112                          $27,647
   11/15/2000                         $2,078                          $27,986
   11/16/2000                         $2,203                          $26,607
   11/17/2000                         $2,205                          $26,695
   11/20/2000                         $2,285                          $25,400
   11/21/2000                         $2,291                          $25,346
   11/22/2000                         $2,386                          $24,271
   11/24/2000                         $2,259                          $25,743
   11/27/2000                         $2,293                          $25,190
   11/28/2000                         $2,420                          $23,842
   11/29/2000                         $2,483                          $23,676
   11/30/2000                         $2,523                          $22,800
    12/1/2000                         $2,481                          $23,193
    12/4/2000                         $2,489                          $23,235
    12/5/2000                         $2,213                          $25,950
    12/6/2000                         $2,297                          $24,957
    12/7/2000                         $2,328                          $24,740
    12/8/2000                         $2,227                          $26,337
   12/11/2000                         $2,108                          $27,042
   12/12/2000                         $2,183                          $26,044
   12/13/2000                         $2,269                          $25,004
   12/14/2000                         $2,366                          $24,007
   12/15/2000                         $2,436                          $23,190
   12/18/2000                         $2,436                          $23,132
   12/19/2000                         $2,588                          $21,827
   12/20/2000                         $2,746                          $20,105
   12/21/2000                         $2,732                          $20,237
   12/22/2000                         $2,503                          $22,160
   12/26/2000                         $2,522                          $21,872
   12/27/2000                         $2,474                          $22,378
   12/28/2000                         $2,474                          $22,418
   12/29/2000                         $2,594                          $21,300
     1/2/2001                         $2,818                          $19,363
     1/3/2001                         $2,322                          $22,998
     1/4/2001                         $2,369                          $22,377
     1/5/2001                         $2,532                          $20,628
     1/8/2001                         $2,501                          $20,753
     1/9/2001                         $2,489                          $21,025
    1/10/2001                         $2,382                          $21,955
    1/11/2001                         $2,293                          $22,961
    1/12/2001                         $2,299                          $22,795
    1/16/2001                         $2,328                          $22,474
    1/17/2001                         $2,256                          $23,274
    1/18/2001                         $2,155                          $24,291
    1/19/2001                         $2,170                          $24,156
    1/22/2001                         $2,180                          $24,042
    1/23/2001                         $2,118                          $24,833
    1/24/2001                         $2,129                          $24,800
    1/25/2001                         $2,223                          $23,612
    1/26/2001                         $2,201                          $23,939
    1/29/2001                         $2,153                          $24,510
    1/30/2001                         $2,161                          $24,433
    1/31/2001                         $2,231                          $23,586
     2/1/2001                         $2,217                          $23,715
     2/2/2001                         $2,330                          $22,487
     2/5/2001                         $2,334                          $22,443
     2/6/2001                         $2,328                          $22,497
     2/7/2001                         $2,328                          $21,918
     2/8/2001                         $2,441                          $21,427
     2/9/2001                         $2,536                          $20,573
    2/12/2001                         $2,509                          $20,801
    2/13/2001                         $2,594                          $20,088
    2/14/2001                         $2,491                          $20,974
    2/15/2001                         $2,431                          $21,567
    2/16/2001                         $2,575                          $20,125
    2/20/2001                         $2,695                          $19,057
    2/21/2001                         $2,754                          $18,725
    2/22/2001                         $2,783                          $18,487
    2/23/2001                         $2,769                          $18,702
    2/26/2001                         $2,713                          $19,080
    2/27/2001                         $2,880                          $17,869
    2/28/2001                         $2,958                          $17,358
     3/1/2001                         $2,882                          $17,901
     3/2/2001                         $3,003                          $17,113
     3/5/2001                         $2,950                          $17,434
     3/6/2001                         $2,847                          $17,977
     3/7/2001                         $2,835                          $18,158
     3/8/2001                         $2,909                          $17,629
     3/9/2001                         $3,098                          $16,491
    3/12/2001                         $3,310                          $15,287
    3/13/2001                         $3,102                          $16,279
    3/14/2001                         $3,180                          $15,873
    3/15/2001                         $3,267                          $15,444
    3/16/2001                         $3,360                          $14,986
    3/19/2001                         $3,195                          $15,740
    3/20/2001                         $3,407                          $14,685
    3/21/2001                         $3,427                          $14,600
    3/22/2001                         $3,228                          $15,481
    3/23/2001                         $3,220                          $15,509
    3/26/2001                         $3,273                          $15,253
    3/27/2001                         $3,160                          $15,788
    3/28/2001                         $3,403                          $14,574
    3/29/2001                         $3,483                          $14,218
    3/30/2001                         $3,460                          $14,310
     4/2/2001                         $3,588                          $13,795
     4/3/2001                         $3,858                          $12,726
     4/4/2001                         $3,934                          $12,468
     4/5/2001                         $3,518                          $13,817
     4/6/2001                         $3,677                          $13,173
     4/9/2001                         $3,594                          $13,473
    4/10/2001                         $3,312                          $14,534
    4/11/2001                         $3,207                          $14,984
    4/12/2001                         $3,078                          $15,593
    4/16/2001                         $3,189                          $15,010
    4/17/2001                         $3,131                          $15,204
    4/18/2001                         $2,847                          $16,653
    4/19/2001                         $2,651                          $17,767
    4/20/2001                         $2,676                          $17,588
    4/23/2001                         $2,841                          $16,481
    4/24/2001                         $2,917                          $16,029
    4/25/2001                         $2,833                          $16,503
    4/26/2001                         $2,913                          $16,039
    4/27/2001                         $2,835                          $16,468
    4/30/2001                         $2,765                          $16,875
     5/1/2001                         $2,670                          $17,455
     5/2/2001                         $2,608                          $17,850
     5/3/2001                         $2,715                          $17,081
     5/4/2001                         $2,645                          $17,499
     5/7/2001                         $2,682                          $17,241
     5/8/2001                         $2,633                          $17,548
     5/9/2001                         $2,701                          $17,072
    5/10/2001                         $2,756                          $16,721
    5/11/2001                         $2,783                          $16,566
    5/14/2001                         $2,822                          $16,328
    5/15/2001                         $2,818                          $16,344
    5/16/2001                         $2,653                          $17,278
    5/17/2001                         $2,616                          $17,511
    5/18/2001                         $2,612                          $17,534
    5/21/2001                         $2,435                          $18,670
    5/22/2001                         $2,446                          $18,583
    5/23/2001                         $2,548                          $17,806
    5/24/2001                         $2,489                          $18,223
    5/25/2001                         $2,540                          $17,835
    5/29/2001                         $2,653                          $17,042
    5/30/2001                         $2,775                          $16,182
    5/31/2001                         $2,746                          $16,372
     6/1/2001                         $2,680                          $16,744
     6/4/2001                         $2,682                          $16,726
     6/5/2001                         $2,559                          $17,500
     6/6/2001                         $2,586                          $17,317
     6/7/2001                         $2,503                          $17,858
     6/8/2001                         $2,588                          $17,248
    6/11/2001                         $2,653                          $16,796
    6/12/2001                         $2,645                          $16,846
    6/13/2001                         $2,738                          $16,284
    6/14/2001                         $2,861                          $15,567
    6/15/2001                         $2,874                          $15,477
    6/18/2001                         $2,931                          $15,158
    6/19/2001                         $2,919                          $15,244
    6/20/2001                         $2,837                          $15,659
    6/21/2001                         $2,785                          $15,929
    6/22/2001                         $2,824                          $15,713
    6/25/2001                         $2,798                          $15,863
    6/26/2001                         $2,785                          $15,933
    6/27/2001                         $2,779                          $15,973
    6/28/2001                         $2,691                          $16,454
    6/29/2001                         $2,658                          $16,647
     7/2/2001                         $2,658                          $16,619
     7/3/2001                         $2,664                          $16,574
     7/5/2001                         $2,765                          $15,927
     7/6/2001                         $2,892                          $15,178
     7/9/2001                         $2,849                          $15,436
    7/10/2001                         $2,962                          $14,781
    7/11/2001                         $2,929                          $14,932
    7/12/2001                         $2,738                          $15,919
    7/13/2001                         $2,736                          $15,928
    7/16/2001                         $2,837                          $15,334
    7/17/2001                         $2,765                          $15,732
    7/18/2001                         $2,863                          $15,162
    7/19/2001                         $2,810                          $15,426
    7/20/2001                         $2,843                          $15,249
    7/23/2001                         $2,921                          $14,826
    7/24/2001                         $2,962                          $14,598
    7/25/2001                         $2,925                          $14,807
    7/26/2001                         $2,853                          $15,221
    7/27/2001                         $2,831                          $15,310
    7/30/2001                         $2,853                          $15,191
    7/31/2001                         $2,831                          $15,314
     8/1/2001                         $2,750                          $15,732
     8/2/2001                         $2,715                          $15,931
     8/3/2001                         $2,754                          $15,699
     8/6/2001                         $2,789                          $15,489
     8/7/2001                         $2,800                          $15,430
     8/8/2001                         $2,915                          $14,792
     8/9/2001                         $2,911                          $14,817
    8/10/2001                         $2,931                          $14,712
    8/13/2001                         $2,868                          $15,038
    8/14/2001                         $2,909                          $14,826
    8/15/2001                         $3,010                          $14,299
    8/16/2001                         $2,987                          $14,390
    8/17/2001                         $3,115                          $13,795
    8/20/2001                         $3,073                          $13,971
    8/21/2001                         $3,178                          $13,469
    8/22/2001                         $3,104                          $13,784
    8/23/2001                         $3,141                          $13,617
    8/24/2001                         $2,970                          $14,368
    8/27/2001                         $2,973                          $14,357
    8/28/2001                         $3,069                          $13,883
    8/29/2001                         $3,121                          $13,642
    8/30/2001                         $3,213                          $13,225
    8/31/2001                         $3,180                          $13,368

                                      1 YEAR          SINCE INCEPTION(2)
                                      ------          ------------------
OTC/SHORT FUND                         89.91%              (25.57%)
NASDAQ 100 INDEX(1)                   (63.96%)               7.77%

The Potomac OTC/Short Fund is designed to provide daily investment returns that correlate inversely to the performance of the Nasdaq 100 Index(TM) ("NDX"). The Fund primarily shorts the stocks that comprise the NDX and, from time to time, takes short positions in Nasdaq 100 Index futures contracts. During the fiscal year, the Investor Class of the Fund rose 89.91%, while the NDX fell (63.96)%.

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3)  THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                              SMALL CAP PLUS FUND

                               INVESTOR CLASS(3)
                      FEBRUARY 22, 1999 - AUGUST 31, 2001

[CHART]

                                    SMALL CAP PLUS FUND                  RUSSELL 2000 INDEX(1)
     2/19/99                              $10,000                              $10,000
     2/22/99                              $10,170                              $10,141
     2/23/99                              $10,220                              $10,171
     2/24/99                              $10,030                              $10,075
     2/25/99                               $9,960                              $10,010
     2/26/99                               $9,880                               $9,999
     3/01/99                              $10,000                              $10,053
     3/02/99                              $10,010                              $10,054
     3/03/99                               $9,950                               $9,991
     3/04/99                              $10,070                              $10,044
     3/05/99                              $10,170                              $10,146
     3/08/99                              $10,250                              $10,198
     3/09/99                              $10,110                              $10,176
     3/10/99                              $10,210                              $10,225
     3/11/99                              $10,200                              $10,224
     3/12/99                              $10,060                              $10,155
     3/15/99                              $10,140                              $10,218
     3/16/99                              $10,090                              $10,175
     3/17/99                              $10,120                              $10,156
     3/18/99                              $10,160                              $10,185
     3/19/99                               $9,910                              $10,109
     3/22/99                               $9,810                              $10,023
     3/23/99                               $9,660                               $9,772
     3/24/99                               $9,760                               $9,799
     3/25/99                              $10,110                              $10,018
     3/26/99                              $10,160                              $10,041
     3/29/99                              $10,360                              $10,190
     3/30/99                              $10,310                              $10,165
     3/31/99                              $10,170                              $10,136
     4/01/99                              $10,290                              $10,164
     4/05/99                              $10,410                              $10,255
     4/06/99                              $10,360                              $10,224
     4/07/99                              $10,160                              $10,139
     4/08/99                              $10,330                              $10,193
     4/09/99                              $10,570                              $10,346
     4/12/99                              $10,830                              $10,510
     4/13/99                              $10,980                              $10,636
     4/14/99                              $10,970                              $10,640
     4/15/99                              $10,990                              $10,649
     4/16/99                              $11,040                              $10,746
     4/19/99                              $10,720                              $10,513
     4/20/99                              $10,810                              $10,587
     4/21/99                              $11,250                              $10,874
     4/22/99                              $11,270                              $10,932
     4/23/99                              $11,290                              $11,005
     4/26/99                              $11,510                              $11,088
     4/27/99                              $11,500                              $11,093
     4/28/99                              $11,430                              $11,051
     4/29/99                              $11,310                              $11,034
     4/30/99                              $11,290                              $11,033
     5/03/99                              $11,470                              $11,045
     5/04/99                              $11,300                              $11,027
     5/05/99                              $11,390                              $11,070
     5/06/99                              $11,340                              $11,047
     5/07/99                              $11,500                              $11,117
     5/10/99                              $11,750                              $11,263
     5/11/99                              $11,870                              $11,390
     5/12/99                              $11,910                              $11,452
     5/13/99                              $11,960                              $11,492
     5/14/99                              $11,590                              $11,296
     5/17/99                              $11,640                              $11,250
     5/18/99                              $11,710                              $11,278
     5/19/99                              $11,870                              $11,372
     5/20/99                              $11,910                              $11,420
     5/21/99                              $11,960                              $11,449
     5/24/99                              $11,540                              $11,226
     5/25/99                              $11,380                              $11,074
     5/26/99                              $11,390                              $11,099
     5/27/99                              $11,380                              $11,035
     5/28/99                              $11,570                              $11,182
     6/01/99                              $11,560                              $11,151
     6/02/99                              $11,420                              $11,133
     6/03/99                              $11,400                              $11,113
     6/04/99                              $11,620                              $11,275
     6/07/99                              $11,820                              $11,385
     6/08/99                              $11,640                              $11,312
     6/09/99                              $11,750                              $11,348
     6/10/99                              $11,620                              $11,274
     6/11/99                              $11,440                              $11,165
     6/14/99                              $11,270                              $11,000
     6/15/99                              $11,340                              $11,063
     6/16/99                              $11,590                              $11,247
     6/17/99                              $11,620                              $11,302
     6/18/99                              $11,730                              $11,345
     6/21/99                              $11,890                              $11,457
     6/22/99                              $11,840                              $11,403
     6/23/99                              $11,720                              $11,395
     6/24/99                              $11,650                              $11,296
     6/25/99                              $11,640                              $11,295
     6/28/99                              $11,870                              $11,435
     6/29/99                              $11,990                              $11,575
     6/30/99                              $12,130                              $11,667
     7/01/99                              $12,030                              $11,583
     7/02/99                              $12,120                              $11,637
     7/06/99                              $12,110                              $11,638
     7/07/99                              $11,880                              $11,539
     7/08/99                              $11,960                              $11,592
     7/09/99                              $12,100                              $11,674
     7/12/99                              $12,110                              $11,708
     7/13/99                              $12,050                              $11,678
     7/14/99                              $12,260                              $11,763
     7/15/99                              $12,380                              $11,874
     7/16/99                              $12,330                              $11,860
     7/19/99                              $12,190                              $11,761
     7/20/99                              $11,880                              $11,561
     7/21/99                              $11,930                              $11,589
     7/22/99                              $11,800                              $11,509
     7/23/99                              $11,690                              $11,430
     7/26/99                              $11,530                              $11,289
     7/27/99                              $11,660                              $11,381
     7/28/99                              $11,710                              $11,384
     7/29/99                              $11,480                              $11,256
     7/30/99                              $11,570                              $11,338
     8/02/99                              $11,540                              $11,283
     8/03/99                              $11,330                              $11,121
     8/04/99                              $11,110                              $10,953
     8/05/99                              $11,190                              $10,955
     8/06/99                              $11,100                              $10,911
     8/09/99                              $11,000                              $10,856
     8/10/99                              $10,890                              $10,778
     8/11/99                              $11,070                              $10,915
     8/12/99                              $11,110                              $10,931
     8/13/99                              $11,250                              $11,064
     8/16/99                              $11,260                              $11,058
     8/17/99                              $11,380                              $11,114
     8/18/99                              $11,210                              $11,040
     8/19/99                              $11,220                              $11,032
     8/20/99                              $11,360                              $11,073
     8/23/99                              $11,430                              $11,146
     8/24/99                              $11,370                              $11,142
     8/25/99                              $11,440                              $11,161
     8/26/99                              $11,340                              $11,114
     8/27/99                              $11,210                              $11,023
     8/30/99                              $11,030                              $10,894
   8/31/1999                              $11,100                              $10,906
    9/1/1999                              $11,220                              $10,986
    9/2/1999                              $11,030                              $10,895
    9/3/1999                              $11,400                              $11,113
    9/7/1999                              $11,450                              $11,171
    9/8/1999                              $11,320                              $11,111
    9/9/1999                              $11,410                              $11,159
   9/10/1999                              $11,570                              $11,246
   9/13/1999                              $11,460                              $11,207
   9/14/1999                              $11,460                              $11,171
   9/15/1999                              $11,320                              $11,122
   9/16/1999                              $11,190                              $10,967
   9/17/1999                              $11,390                              $11,074
   9/20/1999                              $11,250                              $11,043
   9/21/1999                              $11,110                              $10,872
   9/22/1999                              $11,140                              $10,898
   9/23/1999                              $10,890                              $10,711
   9/24/1999                              $10,820                              $10,632
   9/27/1999                              $10,970                              $10,754
   9/28/1999                              $10,850                              $10,668
   9/29/1999                              $10,920                              $10,745
   9/30/1999                              $11,120                              $10,892
   10/1/1999                              $10,970                              $10,796
   10/4/1999                              $11,220                              $10,875
   10/5/1999                              $11,150                              $10,859
   10/6/1999                              $11,250                              $10,955
   10/7/1999                              $11,170                              $10,913
   10/8/1999                              $11,230                              $10,903
  10/11/1999                              $11,340                              $10,966
  10/12/1999                              $11,120                              $10,825
  10/13/1999                              $10,850                              $10,689
  10/14/1999                              $10,880                              $10,689
  10/15/1999                              $10,770                              $10,571
  10/18/1999                              $10,570                              $10,423
  10/19/1999                              $10,620                              $10,475
  10/20/1999                              $10,680                              $10,552
  10/21/1999                              $10,720                              $10,560
  10/22/1999                              $10,880                              $10,673
  10/25/1999                              $10,830                              $10,649
  10/26/1999                              $10,780                              $10,599
  10/27/1999                              $10,830                              $10,624
  10/28/1999                              $11,010                              $10,778
  10/29/1999                              $11,190                              $10,926
   11/1/1999                              $11,280                              $11,007
   11/2/1999                              $11,300                              $11,022
   11/3/1999                              $11,500                              $11,177
   11/4/1999                              $11,540                              $11,213
   11/5/1999                              $11,680                              $11,277
   11/8/1999                              $11,750                              $11,345
   11/9/1999                              $11,740                              $11,376
  11/10/1999                              $11,770                              $11,438
  11/11/1999                              $11,720                              $11,407
  11/12/1999                              $11,900                              $11,463
  11/15/1999                              $11,980                              $11,547
  11/16/1999                              $12,170                              $11,646
  11/17/1999                              $12,080                              $11,651
  11/18/1999                              $12,260                              $11,778
  11/19/1999                              $12,220                              $11,758
  11/22/1999                              $12,240                              $11,745
  11/23/1999                              $11,950                              $11,584
  11/24/1999                              $12,070                              $11,622
  11/26/1999                              $12,100                              $11,699
  11/29/1999                              $12,050                              $11,648
  11/30/1999                              $11,900                              $11,575
   12/1/1999                              $11,940                              $11,564
   12/2/1999                              $12,170                              $11,737
   12/3/1999                              $12,380                              $11,842
   12/6/1999                              $12,330                              $11,872
   12/7/1999                              $12,370                              $11,871
   12/8/1999                              $12,420                              $11,951
   12/9/1999                              $12,300                              $11,851
  12/10/1999                              $12,380                              $11,897
  12/13/1999                              $12,500                              $11,990
  12/14/1999                              $12,210                              $11,796
  12/15/1999                              $12,130                              $11,759
  12/16/1999                              $12,316                              $11,860
  12/17/1999                              $12,356                              $11,884
  12/20/1999                              $12,336                              $11,909
  12/21/1999                              $12,639                              $12,128
  12/22/1999                              $12,730                              $12,183
  12/23/1999                              $12,862                              $12,297
  12/27/1999                              $12,922                              $12,349
  12/28/1999                              $13,074                              $12,452
  12/29/1999                              $13,357                              $12,669
  12/30/1999                              $13,296                              $12,658
  12/31/1999                              $13,518                              $12,866
    1/3/2000                              $13,296                              $12,654
    1/4/2000                              $12,660                              $12,194
    1/5/2000                              $12,639                              $12,206
    1/6/2000                              $12,518                              $12,117
    1/7/2000                              $12,953                              $12,447
   1/10/2000                              $13,336                              $12,794
   1/11/2000                              $13,013                              $12,557
   1/12/2000                              $12,922                              $12,491
   1/13/2000                              $13,286                              $12,776
   1/14/2000                              $13,539                              $12,938
   1/18/2000                              $13,700                              $13,088
   1/19/2000                              $13,933                              $13,256
   1/20/2000                              $14,215                              $13,441
   1/21/2000                              $14,448                              $13,611
   1/24/2000                              $13,983                              $13,330
   1/25/2000                              $13,953                              $13,296
   1/26/2000                              $13,922                              $13,282
   1/27/2000                              $13,791                              $13,179
   1/28/2000                              $13,336                              $12,863
   1/31/2000                              $13,033                              $12,649
    2/1/2000                              $13,357                              $12,841
    2/2/2000                              $13,528                              $12,997
    2/3/2000                              $13,922                              $13,297
    2/4/2000                              $14,064                              $13,396
    2/7/2000                              $14,226                              $13,571
    2/8/2000                              $14,407                              $13,701
    2/9/2000                              $14,306                              $13,663
   2/10/2000                              $14,529                              $13,821
   2/11/2000                              $14,316                              $13,691
   2/14/2000                              $14,397                              $13,763
   2/15/2000                              $14,407                              $13,771
   2/16/2000                              $14,660                              $13,963
   2/17/2000                              $15,003                              $14,235
   2/18/2000                              $14,498                              $13,910
   2/22/2000                              $14,367                              $13,789
   2/23/2000                              $14,711                              $14,018
   2/24/2000                              $14,832                              $14,123
   2/25/2000                              $14,832                              $14,192
   2/28/2000                              $14,882                              $14,216
   2/29/2000                              $15,529                              $14,726
    3/1/2000                              $15,862                              $14,997
    3/2/2000                              $15,680                              $14,888
    3/3/2000                              $16,165                              $15,240
    3/6/2000                              $16,297                              $15,336
    3/7/2000                              $16,074                              $15,179
    3/8/2000                              $16,064                              $15,159
    3/9/2000                              $16,519                              $15,449
   3/10/2000                              $16,388                              $15,392
   3/13/2000                              $15,862                              $15,043
   3/14/2000                              $15,276                              $14,606
   3/15/2000                              $14,852                              $14,246
   3/16/2000                              $15,539                              $14,638
   3/17/2000                              $15,438                              $14,651
   3/20/2000                              $14,418                              $13,999
   3/21/2000                              $14,640                              $14,091
   3/22/2000                              $15,226                              $14,560
   3/23/2000                              $15,286                              $14,626
   3/24/2000                              $15,266                              $14,632
   3/27/2000                              $15,236                              $14,623
   3/28/2000                              $14,670                              $14,250
   3/29/2000                              $14,205                              $13,841
   3/30/2000                              $13,882                              $13,550
   3/31/2000                              $14,145                              $13,742
    4/3/2000                              $13,387                              $13,154
    4/4/2000                              $13,175                              $12,901
    4/5/2000                              $13,629                              $13,205
    4/6/2000                              $14,145                              $13,574
    4/7/2000                              $14,428                              $13,841
   4/10/2000                              $13,549                              $13,221
   4/11/2000                              $13,478                              $13,004
   4/12/2000                              $12,882                              $12,578
   4/13/2000                              $12,781                              $12,471
   4/14/2000                              $11,629                              $11,566
   4/17/2000                              $11,871                              $11,707
   4/18/2000                              $12,720                              $12,391
   4/19/2000                              $12,579                              $12,394
   4/20/2000                              $12,397                              $12,282
   4/24/2000                              $11,902                              $11,943
   4/25/2000                              $12,750                              $12,466
   4/26/2000                              $12,336                              $12,344
   4/27/2000                              $12,740                              $12,607
   4/28/2000                              $13,094                              $12,905
    5/1/2000                              $13,488                              $13,228
    5/2/2000                              $12,963                              $12,882
    5/3/2000                              $12,619                              $12,632
    5/4/2000                              $12,841                              $12,794
    5/5/2000                              $13,205                              $13,073
    5/8/2000                              $12,750                              $12,747
    5/9/2000                              $12,447                              $12,512
   5/10/2000                              $11,922                              $12,090
   5/11/2000                              $12,468                              $12,475
   5/12/2000                              $12,478                              $12,514
   5/15/2000                              $12,680                              $12,690
   5/16/2000                              $12,942                              $12,898
   5/17/2000                              $12,639                              $12,737
   5/18/2000                              $12,346                              $12,515
   5/19/2000                              $11,942                              $12,228
   5/22/2000                              $11,720                              $12,023
   5/23/2000                              $11,296                              $11,700
   5/24/2000                              $11,427                              $11,770
   5/25/2000                              $11,245                              $11,628
   5/26/2000                              $11,235                              $11,659
   5/30/2000                              $11,811                              $12,151
   5/31/2000                              $11,781                              $12,138
    6/1/2000                              $12,286                              $12,553
    6/2/2000                              $12,892                              $13,077
    6/5/2000                              $12,872                              $13,084
    6/6/2000                              $12,781                              $13,042
    6/7/2000                              $12,963                              $13,167
    6/8/2000                              $12,872                              $13,116
    6/9/2000                              $13,124                              $13,333
   6/12/2000                              $12,629                              $12,962
   6/13/2000                              $12,791                              $13,096
   6/14/2000                              $12,639                              $12,992
   6/15/2000                              $12,700                              $13,058
   6/16/2000                              $12,680                              $13,096
   6/19/2000                              $12,953                              $13,326
   6/20/2000                              $13,023                              $13,400
   6/21/2000                              $13,043                              $13,449
   6/22/2000                              $12,569                              $13,128
   6/23/2000                              $12,427                              $13,011
   6/26/2000                              $12,619                              $13,162
   6/27/2000                              $12,336                              $12,951
   6/28/2000                              $12,771                              $13,280
   6/29/2000                              $12,468                              $13,066
   6/30/2000                              $12,457                              $13,185
    7/3/2000                              $12,609                              $13,358
    7/5/2000                              $12,377                              $13,211
    7/6/2000                              $12,548                              $13,340
    7/7/2000                              $12,690                              $13,465
   7/10/2000                              $12,730                              $13,531
   7/11/2000                              $12,700                              $13,503
   7/12/2000                              $13,013                              $13,771
   7/13/2000                              $13,074                              $13,835
   7/14/2000                              $13,054                              $13,832
   7/17/2000                              $13,104                              $13,897
   7/18/2000                              $12,791                              $13,670
   7/19/2000                              $12,579                              $13,456
   7/20/2000                              $12,831                              $13,631
   7/21/2000                              $12,367                              $13,324
   7/24/2000                              $12,144                              $13,109
   7/25/2000                              $12,255                              $13,111
   7/26/2000                              $12,164                              $13,097
   7/27/2000                              $11,649                              $12,786
   7/28/2000                              $11,356                              $12,496
   7/31/2000                              $11,760                              $12,762
    8/1/2000                              $11,599                              $12,689
    8/2/2000                              $11,679                              $12,751
    8/3/2000                              $11,669                              $12,731
    8/4/2000                              $11,791                              $12,838
    8/7/2000                              $11,983                              $12,997
    8/8/2000                              $11,912                              $12,968
    8/9/2000                              $11,851                              $12,937
   8/10/2000                              $11,730                              $12,787
   8/11/2000                              $12,033                              $13,007
   8/14/2000                              $12,124                              $13,114
   8/15/2000                              $11,972                              $12,998
   8/16/2000                              $12,063                              $13,070
   8/17/2000                              $12,154                              $13,165
   8/18/2000                              $12,114                              $13,141
   8/21/2000                              $12,134                              $13,165
   8/22/2000                              $12,185                              $13,190
   8/23/2000                              $12,195                              $13,201
   8/24/2000                              $12,367                              $13,339
   8/25/2000                              $12,407                              $13,385
   8/28/2000                              $12,407                              $13,420
   8/29/2000                              $12,558                              $13,501
   8/30/2000                              $12,609                              $13,569
   8/31/2000                              $12,710                              $13,711
    9/1/2000                              $12,851                              $13,814
    9/5/2000                              $12,771                              $13,740
    9/6/2000                              $12,680                              $13,671
    9/7/2000                              $12,902                              $13,837
    9/8/2000                              $12,629                              $13,655
   9/11/2000                              $12,619                              $13,602
   9/12/2000                              $12,589                              $13,572
   9/13/2000                              $12,619                              $13,612
   9/14/2000                              $12,801                              $13,745
   9/15/2000                              $12,468                              $13,533
   9/18/2000                              $12,144                              $13,171
   9/19/2000                              $12,367                              $13,340
   9/20/2000                              $12,316                              $13,292
   9/21/2000                              $12,003                              $13,111
   9/22/2000                              $12,205                              $13,225
   9/25/2000                              $12,053                              $13,137
   9/26/2000                              $11,892                              $12,997
   9/27/2000                              $11,882                              $12,953
   9/28/2000                              $12,346                              $13,352
   9/29/2000                              $12,205                              $13,290
   10/2/2000                              $12,003                              $13,043
   10/3/2000                              $11,781                              $12,864
   10/4/2000                              $11,902                              $12,936
   10/5/2000                              $11,760                              $12,813
   10/6/2000                              $11,386                              $12,516
   10/9/2000                              $11,397                              $12,478
  10/10/2000                              $11,073                              $12,277
  10/11/2000                              $11,124                              $12,101
  10/12/2000                              $10,780                              $11,801
  10/13/2000                              $11,306                              $12,245
  10/16/2000                              $11,366                              $12,280
  10/17/2000                              $10,982                              $12,003
  10/18/2000                              $11,174                              $11,884
  10/19/2000                              $11,639                              $12,269
  10/20/2000                              $11,831                              $12,425
  10/23/2000                              $11,902                              $12,489
  10/24/2000                              $11,730                              $12,436
  10/25/2000                              $11,407                              $12,113
  10/26/2000                              $11,599                              $12,229
  10/27/2000                              $11,639                              $12,232
  10/30/2000                              $11,679                              $12,305
  10/31/2000                              $12,094                              $12,686
   11/1/2000                              $12,033                              $12,622
   11/2/2000                              $12,387                              $12,923
   11/3/2000                              $12,397                              $12,943
   11/6/2000                              $12,316                              $12,846
   11/7/2000                              $12,387                              $12,899
   11/8/2000                              $12,114                              $12,763
   11/9/2000                              $11,962                              $12,626
  11/10/2000                              $11,528                              $12,258
  11/13/2000                              $11,457                              $12,148
  11/14/2000                              $11,821                              $12,412
  11/15/2000                              $11,902                              $12,536
  11/16/2000                              $11,528                              $12,277
  11/17/2000                              $11,659                              $12,302
  11/20/2000                              $11,296                              $11,987
  11/21/2000                              $11,205                              $11,899
  11/22/2000                              $10,942                              $11,672
  11/24/2000                              $11,427                              $12,028
  11/27/2000                              $11,376                              $12,024
  11/28/2000                              $10,952                              $11,701
  11/29/2000                              $10,790                              $11,588
  11/30/2000                              $10,619                              $11,367
   12/1/2000                              $10,922                              $11,645
   12/4/2000                              $10,750                              $11,481
   12/5/2000                              $11,366                              $12,010
   12/6/2000                              $11,083                              $11,816
   12/7/2000                              $11,063                              $11,754
   12/8/2000                              $11,467                              $12,212
  12/11/2000                              $11,902                              $12,420
  12/12/2000                              $11,629                              $12,178
  12/13/2000                              $11,397                              $11,978
  12/14/2000                              $11,174                              $11,772
  12/15/2000                              $11,003                              $11,676
  12/18/2000                              $11,184                              $11,809
  12/19/2000                              $11,033                              $11,695
  12/20/2000                              $10,568                              $11,313
  12/21/2000                              $10,679                              $11,395
  12/22/2000                              $11,114                              $11,802
  12/26/2000                              $11,235                              $11,895
  12/27/2000                              $11,568                              $12,218
  12/28/2000                              $11,932                              $12,593
  12/29/2000                              $11,568                              $12,326
    1/2/2001                              $10,982                              $11,789
    1/3/2001                              $11,629                              $12,347
    1/4/2001                              $11,366                              $12,164
    1/5/2001                              $10,972                              $11,806
    1/8/2001                              $10,952                              $11,768
    1/9/2001                              $10,962                              $11,826
   1/10/2001                              $11,366                              $12,120
   1/11/2001                              $11,518                              $12,334
   1/12/2001                              $11,568                              $12,382
   1/16/2001                              $11,781                              $12,574
   1/17/2001                              $11,841                              $12,579
   1/18/2001                              $11,882                              $12,608
   1/19/2001                              $11,629                              $12,442
   1/22/2001                              $11,730                              $12,494
   1/23/2001                              $12,084                              $12,798
   1/24/2001                              $12,023                              $12,803
   1/25/2001                              $11,922                              $12,720
   1/26/2001                              $11,952                              $12,712
   1/29/2001                              $12,245                              $12,947
   1/30/2001                              $12,356                              $13,043
   1/31/2001                              $12,185                              $12,958
    2/1/2001                              $12,265                              $12,973
    2/2/2001                              $11,962                              $12,784
    2/5/2001                              $12,003                              $12,764
    2/6/2001                              $12,164                              $12,892
    2/7/2001                              $12,164                              $12,926
    2/8/2001                              $12,023                              $12,819
    2/9/2001                              $11,871                              $12,670
   2/12/2001                              $12,144                              $12,882
   2/13/2001                              $11,993                              $12,811
   2/14/2001                              $12,114                              $12,834
   2/15/2001                              $12,195                              $12,971
   2/16/2001                              $11,882                              $12,727
   2/20/2001                              $11,679                              $12,520
   2/21/2001                              $11,427                              $12,325
   2/22/2001                              $11,275                              $12,166
   2/23/2001                              $11,285                              $12,171
   2/26/2001                              $11,589                              $12,447
   2/27/2001                              $11,285                              $12,204
   2/28/2001                              $11,134                              $12,092
    3/1/2001                              $11,164                              $12,065
    3/2/2001                              $11,235                              $12,156
    3/5/2001                              $11,205                              $12,128
    3/6/2001                              $11,407                              $12,264
    3/7/2001                              $11,467                              $12,359
    3/8/2001                              $11,366                              $12,274
    3/9/2001                              $11,083                              $12,074
   3/12/2001                              $10,649                              $11,685
   3/13/2001                              $10,760                              $11,783
   3/14/2001                              $10,477                              $11,565
   3/15/2001                              $10,396                              $11,526
   3/16/2001                              $10,093                              $11,262
   3/19/2001                              $10,427                              $11,503
   3/20/2001                              $10,144                              $11,330
   3/21/2001                               $9,891                              $11,107
   3/22/2001                               $9,901                              $11,032
   3/23/2001                              $10,245                              $11,299
   3/26/2001                              $10,376                              $11,404
   3/27/2001                              $10,508                              $11,544
   3/28/2001                              $10,184                              $11,272
   3/29/2001                              $10,134                              $11,255
   3/30/2001                              $10,356                              $11,484
    4/2/2001                              $10,033                              $11,210
    4/3/2001                               $9,639                              $10,884
    4/4/2001                               $9,598                              $10,852
    4/5/2001                              $10,154                              $11,336
    4/6/2001                               $9,861                              $11,080
    4/9/2001                              $10,083                              $11,258
   4/10/2001                              $10,386                              $11,518
   4/11/2001                              $10,326                              $11,452
   4/12/2001                              $10,487                              $11,599
   4/16/2001                              $10,346                              $11,494
   4/17/2001                              $10,477                              $11,613
   4/18/2001                              $10,851                              $11,892
   4/19/2001                              $10,962                              $12,042
   4/20/2001                              $10,790                              $11,897
   4/23/2001                              $10,588                              $11,753
   4/24/2001                              $10,639                              $11,786
   4/25/2001                              $10,912                              $12,050
   4/26/2001                              $11,093                              $12,173
   4/27/2001                              $11,285                              $12,337
   4/30/2001                              $11,285                              $12,371
    5/1/2001                              $11,447                              $12,502
    5/2/2001                              $11,467                              $12,532
    5/3/2001                              $11,285                              $12,380
    5/4/2001                              $11,528                              $12,564
    5/7/2001                              $11,376                              $12,481
    5/8/2001                              $11,437                              $12,536
    5/9/2001                              $11,376                              $12,495
   5/10/2001                              $11,407                              $12,505
   5/11/2001                              $11,306                              $12,423
   5/14/2001                              $11,275                              $12,405
   5/15/2001                              $11,376                              $12,481
   5/16/2001                              $11,599                              $12,674
   5/17/2001                              $11,781                              $12,867
   5/18/2001                              $11,831                              $12,905
   5/21/2001                              $12,124                              $13,151
   5/22/2001                              $12,175                              $13,185
   5/23/2001                              $11,851                              $12,933
   5/24/2001                              $11,972                              $13,010
   5/25/2001                              $11,882                              $12,965
   5/29/2001                              $11,669                              $12,806
   5/30/2001                              $11,417                              $12,591
   5/31/2001                              $11,477                              $12,656
    6/1/2001                              $11,639                              $12,789
    6/4/2001                              $11,801                              $12,932
    6/5/2001                              $12,053                              $13,165
    6/6/2001                              $11,942                              $13,066
    6/7/2001                              $12,013                              $13,122
    6/8/2001                              $11,902                              $13,042
   6/11/2001                              $11,740                              $12,922
   6/12/2001                              $11,750                              $12,922
   6/13/2001                              $11,700                              $12,876
   6/14/2001                              $11,397                              $12,628
   6/15/2001                              $11,407                              $12,621
   6/18/2001                              $11,285                              $12,504
   6/19/2001                              $11,225                              $12,458
   6/20/2001                              $11,376                              $12,640
   6/21/2001                              $11,437                              $12,690
   6/22/2001                              $11,184                              $12,456
   6/25/2001                              $11,053                              $12,342
   6/26/2001                              $11,225                              $12,511
   6/27/2001                              $11,336                              $12,633
   6/28/2001                              $11,538                              $12,822
   6/29/2001                              $11,811                              $13,072
    7/2/2001                              $11,437                              $12,699
    7/3/2001                              $11,417                              $12,643
    7/5/2001                              $11,265                              $12,539
    7/6/2001                              $11,003                              $12,298
    7/9/2001                              $11,073                              $12,367
   7/10/2001                              $10,821                              $12,167
   7/11/2001                              $10,821                              $12,109
   7/12/2001                              $11,164                              $12,445
   7/13/2001                              $11,195                              $12,487
   7/16/2001                              $11,003                              $12,332
   7/17/2001                              $11,205                              $12,505
   7/18/2001                              $10,972                              $12,328
   7/19/2001                              $11,124                              $12,428
   7/20/2001                              $11,073                              $12,438
   7/23/2001                              $10,962                              $12,304
   7/24/2001                              $10,750                              $12,089
   7/25/2001                              $10,801                              $12,159
   7/26/2001                              $10,982                              $12,365
   7/27/2001                              $11,003                              $12,363
   7/30/2001                              $11,033                              $12,356
   7/31/2001                              $11,023                              $12,357
    8/1/2001                              $11,154                              $12,471
    8/2/2001                              $11,144                              $12,465
    8/3/2001                              $11,104                              $12,418
    8/6/2001                              $10,891                              $12,260
    8/7/2001                              $10,891                              $12,244
    8/8/2001                              $10,699                              $12,047
    8/9/2001                              $10,740                              $12,087
   8/10/2001                              $10,780                              $12,121
   8/13/2001                              $10,841                              $12,174
   8/14/2001                              $10,932                              $12,240
   8/15/2001                              $10,881                              $12,209
   8/16/2001                              $10,992                              $12,278
   8/17/2001                              $10,811                              $12,125
   8/20/2001                              $10,912                              $12,207
   8/21/2001                              $10,699                              $12,038
   8/22/2001                              $10,881                              $12,164
   8/23/2001                              $10,750                              $12,068
   8/24/2001                              $10,962                              $12,256
   8/27/2001                              $10,922                              $12,208
   8/28/2001                              $10,780                              $12,088
   8/29/2001                              $10,750                              $12,066
   8/30/2001                              $10,629                              $11,931
   8/31/2001                              $10,629                              $11,944


                                          1 YEAR           SINCE INCEPTION(2)
                                          ------           ------------------
INVESTOR CLASS                           (16.38%)           2.44% (2/22/99)
ADVISOR CLASS                            (16.48%)         (17.85%)(2/9/00)
BROKER CLASS-NO LOAD                     (16.55%)         (22.34%)(3/28/00)
BROKER CLASS-LOAD(4)                     (21.55%)         (25.49%)(3/28/00)
RUSSELL 2000 INDEX(1)                    (12.89%)           7.29% (2/22/99)

The Potomac Small Cap Plus Fund seeks daily investment returns that correspond to 125% of the daily return of the Russell 2000 Index(R) ("RTY"). The Fund invests primarily in an optimized basket of equities designed to track the performance of the RTY and in RTY futures contracts. The RTY declined significantly from September through the end of November before regaining some value in December and January. The RTY was again weak in February and March before recovering in April, May and June as investors fleeing large-cap technology issues looked to small cap as a potential investment. Unfortunately, the RTY declined as the fiscal year ended, with poor performance in July and August. Having begun the fiscal year above 540, the RTY finished the year at
468.56. For the Fund's fiscal year, the RTY declined (12.89%) while the Investor Class of the Fund declined (16.38%).

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3) THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY. PERFORMANCE FOR OTHER CLASSES WOULD BE LOWER DUE TO DIFFERENCES IN FEE STRUCTURES.

(4) REFLECTS MAXIMUM APPLICABLE DEFERRED SALES CHARGE OF 5% DURIG THE FIRST YEAR AND 4% DURING THE SECOND YEAR.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                              SMALL CAP/SHORT FUND

                               INVESTOR CLASS(3)
                      DECEMBER 21, 1999 - AUGUST 31, 2001

[CHART]

                                     SMALL CAP/SHORT FUND              RUSSELL 2000 INDEX(1)
  12/21/1999                               $10,000                           $10,000
  12/22/1999                               $10,002                           $10,045
  12/23/1999                               $10,006                           $10,140
  12/27/1999                               $10,008                           $10,182
  12/28/1999                               $10,008                           $10,267
  12/29/1999                               $10,008                           $10,446
  12/30/1999                               $10,008                           $10,437
  12/31/1999                               $10,008                           $10,609
    1/3/2000                               $10,008                           $10,434
    1/4/2000                               $10,012                           $10,054
    1/5/2000                               $10,012                           $10,064
    1/6/2000                               $10,014                            $9,991
    1/7/2000                               $10,016                           $10,263
   1/10/2000                               $10,018                           $10,549
   1/11/2000                               $10,018                           $10,354
   1/12/2000                               $10,020                           $10,300
   1/13/2000                               $10,020                           $10,534
   1/14/2000                               $10,024                           $10,668
   1/18/2000                               $10,026                           $10,792
   1/19/2000                               $10,026                           $10,930
   1/20/2000                               $10,028                           $11,082
   1/21/2000                               $10,032                           $11,222
   1/24/2000                               $10,034                           $10,991
   1/25/2000                               $10,036                           $10,963
   1/26/2000                               $10,072                           $10,951
   1/27/2000                               $10,100                           $10,867
   1/28/2000                               $10,292                           $10,606
   1/31/2000                               $10,518                           $10,430
    2/1/2000                               $10,238                           $10,588
    2/2/2000                               $10,084                           $10,717
    2/3/2000                               $10,084                           $10,963
    2/4/2000                               $10,084                           $11,045
    2/7/2000                               $10,084                           $11,190
    2/8/2000                               $10,084                           $11,297
    2/9/2000                               $10,084                           $11,265
   2/10/2000                               $10,084                           $11,396
   2/11/2000                               $10,084                           $11,289
   2/14/2000                                $9,986                           $11,348
   2/15/2000                                $9,940                           $11,355
   2/16/2000                                $9,848                           $11,513
   2/17/2000                                $9,790                           $11,737
   2/18/2000                                $9,790                           $11,469
   2/22/2000                                $9,864                           $11,370
   2/23/2000                                $9,622                           $11,558
   2/24/2000                                $9,622                           $11,645
   2/25/2000                                $9,624                           $11,701
   2/28/2000                                $9,632                           $11,721
   2/29/2000                                $9,296                           $12,142
    3/1/2000                                $9,296                           $12,366
    3/2/2000                                $9,296                           $12,275
    3/3/2000                                $9,296                           $12,566
    3/6/2000                                $9,302                           $12,645
    3/7/2000                                $9,306                           $12,515
    3/8/2000                                $9,306                           $12,499
    3/9/2000                                $9,066                           $12,738
   3/10/2000                                $9,200                           $12,691
   3/13/2000                                $9,200                           $12,403
   3/14/2000                                $9,480                           $12,043
   3/15/2000                                $9,646                           $11,746
   3/16/2000                                $9,282                           $12,069
   3/17/2000                                $9,288                           $12,080
   3/20/2000                                $9,290                           $11,543
   3/21/2000                                $9,082                           $11,618
   3/22/2000                                $8,810                           $12,005
   3/23/2000                                $8,774                           $12,060
   3/24/2000                                $8,800                           $12,064
   3/27/2000                                $8,796                           $12,057
   3/28/2000                                $9,056                           $11,750
   3/29/2000                                $9,316                           $11,413
   3/30/2000                                $9,514                           $11,172
   3/31/2000                                $9,366                           $11,330
    4/3/2000                                $9,790                           $10,846
    4/4/2000                                $9,968                           $10,637
    4/5/2000                                $9,576                           $10,888
    4/6/2000                                $9,272                           $11,192
    4/7/2000                                $9,142                           $11,412
   4/10/2000                                $9,688                           $10,901
   4/11/2000                                $9,750                           $10,722
   4/12/2000                               $10,164                           $10,371
   4/13/2000                               $10,130                           $10,282
   4/14/2000                               $10,886                            $9,536
   4/17/2000                               $10,734                            $9,653
   4/18/2000                               $10,096                           $10,216
   4/19/2000                               $10,214                           $10,219
   4/20/2000                               $10,278                           $10,127
   4/24/2000                               $10,528                            $9,848
   4/25/2000                                $9,920                           $10,278
   4/26/2000                               $10,172                           $10,178
   4/27/2000                                $9,872                           $10,395
   4/28/2000                                $9,720                           $10,640
    5/1/2000                                $9,454                           $10,907
    5/2/2000                                $9,810                           $10,621
    5/3/2000                                $9,972                           $10,416
    5/4/2000                                $9,752                           $10,549
    5/5/2000                                $9,532                           $10,779
    5/8/2000                                $9,892                           $10,511
    5/9/2000                               $10,030                           $10,317
   5/10/2000                               $10,348                            $9,968
   5/11/2000                                $9,914                           $10,286
   5/12/2000                               $10,020                           $10,318
   5/15/2000                                $9,840                           $10,463
   5/16/2000                                $9,584                           $10,635
   5/17/2000                                $9,744                           $10,502
   5/18/2000                                $9,924                           $10,319
   5/19/2000                               $10,154                           $10,082
   5/22/2000                               $10,294                            $9,913
   5/23/2000                               $10,624                            $9,647
   5/24/2000                               $10,436                            $9,705
   5/25/2000                               $10,632                            $9,588
   5/26/2000                               $10,614                            $9,613
   5/30/2000                               $10,102                           $10,019
   5/31/2000                               $10,294                           $10,008
    6/1/2000                                $9,928                           $10,351
    6/2/2000                                $9,524                           $10,783
    6/5/2000                                $9,498                           $10,788
    6/6/2000                                $9,594                           $10,754
    6/7/2000                                $9,504                           $10,856
    6/8/2000                                $9,420                           $10,814
    6/9/2000                                $9,204                           $10,994
   6/12/2000                                $9,466                           $10,688
   6/13/2000                                $9,270                           $10,798
   6/14/2000                                $9,436                           $10,712
   6/15/2000                                $9,282                           $10,766
   6/16/2000                                $9,204                           $10,798
   6/19/2000                                $9,040                           $10,988
   6/20/2000                                $8,986                           $11,049
   6/21/2000                                $8,962                           $11,089
   6/22/2000                                $9,252                           $10,824
   6/23/2000                                $9,336                           $10,728
   6/26/2000                                $9,132                           $10,853
   6/27/2000                                $9,374                           $10,679
   6/28/2000                                $9,088                           $10,950
   6/29/2000                                $9,088                           $10,773
   6/30/2000                                $8,964                           $10,871
    7/3/2000                                $8,946                           $11,014
    7/5/2000                                $9,046                           $10,892
    7/6/2000                                $8,908                           $10,999
    7/7/2000                                $8,864                           $11,102
   7/10/2000                                $8,786                           $11,157
   7/11/2000                                $8,804                           $11,134
   7/12/2000                                $8,674                           $11,355
   7/13/2000                                $8,662                           $11,408
   7/14/2000                                $8,680                           $11,405
   7/17/2000                                $8,666                           $11,458
   7/18/2000                                $8,790                           $11,271
   7/19/2000                                $8,906                           $11,094
   7/20/2000                                $8,742                           $11,239
   7/21/2000                                $8,878                           $10,986
   7/24/2000                                $9,030                           $10,808
   7/25/2000                                $8,966                           $10,810
   7/26/2000                                $8,994                           $10,799
   7/27/2000                                $9,258                           $10,543
   7/28/2000                                $9,438                           $10,303
   7/31/2000                                $9,180                           $10,522
    8/1/2000                                $9,292                           $10,462
    8/2/2000                                $9,240                           $10,513
    8/3/2000                                $9,252                           $10,497
    8/4/2000                                $9,168                           $10,585
    8/7/2000                                $9,184                           $10,716
    8/8/2000                                $9,208                           $10,692
    8/9/2000                                $9,254                           $10,666
   8/10/2000                                $9,330                           $10,544
   8/11/2000                                $8,936                           $10,725
   8/14/2000                                $9,038                           $10,813
   8/15/2000                                $9,104                           $10,718
   8/16/2000                                $9,086                           $10,777
   8/17/2000                                $9,016                           $10,855
   8/18/2000                                $9,024                           $10,835
   8/21/2000                                $9,020                           $10,855
   8/22/2000                                $8,980                           $10,876
   8/23/2000                                $8,998                           $10,885
   8/24/2000                                $8,936                           $10,999
   8/25/2000                                $8,926                           $11,037
   8/28/2000                                $8,920                           $11,065
   8/29/2000                                $8,812                           $11,132
   8/30/2000                                $8,778                           $11,188
   8/31/2000                                $8,674                           $11,305
    9/1/2000                                $8,620                           $11,390
    9/5/2000                                $8,664                           $11,329
    9/6/2000                                $8,712                           $11,272
    9/7/2000                                $8,576                           $11,409
    9/8/2000                                $8,688                           $11,259
   9/11/2000                                $8,718                           $11,215
   9/12/2000                                $8,724                           $11,190
   9/13/2000                                $8,692                           $11,223
   9/14/2000                                $8,608                           $11,333
   9/15/2000                                $8,802                           $11,158
   9/18/2000                                $9,000                           $10,859
   9/19/2000                                $8,836                           $10,999
   9/20/2000                                $8,896                           $10,959
   9/21/2000                                $9,088                           $10,810
   9/22/2000                                $8,912                           $10,904
   9/25/2000                                $9,022                           $10,832
   9/26/2000                                $9,130                           $10,717
   9/27/2000                                $9,130                           $10,680
   9/28/2000                                $8,862                           $11,009
   9/29/2000                                $8,920                           $10,958
   10/2/2000                                $9,094                           $10,754
   10/3/2000                                $9,228                           $10,607
   10/4/2000                                $9,170                           $10,666
   10/5/2000                                $9,256                           $10,565
   10/6/2000                                $9,504                           $10,320
   10/9/2000                                $9,510                           $10,289
  10/10/2000                                $9,746                           $10,123
  10/11/2000                                $9,854                            $9,978
  10/12/2000                               $10,108                            $9,731
  10/13/2000                                $9,700                           $10,097
  10/16/2000                                $9,618                           $10,125
  10/17/2000                                $9,880                            $9,897
  10/18/2000                                $9,956                            $9,799
  10/19/2000                                $9,654                           $10,116
  10/20/2000                                $9,520                           $10,245
  10/23/2000                                $9,464                           $10,298
  10/24/2000                                $9,590                           $10,253
  10/25/2000                                $9,824                            $9,988
  10/26/2000                                $9,624                           $10,083
  10/27/2000                                $9,634                           $10,085
  10/30/2000                                $9,608                           $10,146
  10/31/2000                                $9,334                           $10,460
   11/1/2000                                $9,360                           $10,408
   11/2/2000                                $9,190                           $10,655
   11/3/2000                                $9,192                           $10,672
   11/6/2000                                $9,238                           $10,592
   11/7/2000                                $9,184                           $10,635
   11/8/2000                                $9,346                           $10,523
   11/9/2000                                $9,430                           $10,411
  11/10/2000                                $9,680                           $10,107
  11/13/2000                                $9,734                           $10,016
  11/14/2000                                $9,490                           $10,234
  11/15/2000                                $9,442                           $10,336
  11/16/2000                                $9,692                           $10,123
  11/17/2000                                $9,636                           $10,143
  11/20/2000                                $9,872                            $9,883
  11/21/2000                                $9,938                            $9,811
  11/22/2000                               $10,124                            $9,624
  11/24/2000                                $9,772                            $9,918
  11/27/2000                                $9,820                            $9,914
  11/28/2000                               $10,114                            $9,648
  11/29/2000                               $10,264                            $9,555
  11/30/2000                               $10,324                            $9,373
   12/1/2000                               $10,136                            $9,602
   12/4/2000                               $10,210                            $9,466
   12/5/2000                                $9,804                            $9,903
   12/6/2000                               $10,042                            $9,743
   12/7/2000                               $10,046                            $9,691
   12/8/2000                                $9,862                           $10,069
  12/11/2000                                $9,528                           $10,240
  12/12/2000                                $9,743                           $10,041
  12/13/2000                                $9,909                            $9,876
  12/14/2000                               $10,044                            $9,706
  12/15/2000                               $10,169                            $9,627
  12/18/2000                                $9,978                            $9,736
  12/19/2000                               $10,160                            $9,642
  12/20/2000                               $10,453                            $9,328
  12/21/2000                               $10,353                            $9,396
  12/22/2000                               $10,086                            $9,731
  12/26/2000                               $10,040                            $9,807
  12/27/2000                                $9,860                           $10,074
  12/28/2000                                $9,588                           $10,383
  12/29/2000                                $9,855                           $10,163
    1/2/2001                               $10,204                            $9,720
    1/3/2001                                $9,797                           $10,181
    1/4/2001                                $9,901                           $10,030
    1/5/2001                               $10,276                            $9,734
    1/8/2001                               $10,241                            $9,703
    1/9/2001                               $10,254                            $9,751
   1/10/2001                               $10,090                            $9,993
   1/11/2001                                $9,986                           $10,170
   1/12/2001                                $9,949                           $10,209
   1/16/2001                                $9,746                           $10,368
   1/17/2001                                $9,752                           $10,371
   1/18/2001                                $9,714                           $10,396
   1/19/2001                                $9,880                           $10,259
   1/22/2001                                $9,820                           $10,302
   1/23/2001                                $9,609                           $10,552
   1/24/2001                                $9,638                           $10,556
   1/25/2001                                $9,673                           $10,488
   1/26/2001                                $9,673                           $10,481
   1/29/2001                                $9,507                           $10,675
   1/30/2001                                $9,453                           $10,754
   1/31/2001                                $9,569                           $10,684
    2/1/2001                                $9,497                           $10,697
    2/2/2001                                $9,721                           $10,540
    2/5/2001                                $9,704                           $10,524
    2/6/2001                                $9,551                           $10,630
    2/7/2001                                $9,526                           $10,658
    2/8/2001                                $9,671                           $10,570
    2/9/2001                                $9,785                           $10,447
   2/12/2001                                $9,586                           $10,621
   2/13/2001                                $9,690                           $10,563
   2/14/2001                                $9,592                           $10,582
   2/15/2001                                $9,538                           $10,695
   2/16/2001                                $9,725                           $10,494
   2/20/2001                                $9,826                           $10,323
   2/21/2001                                $9,984                           $10,162
   2/22/2001                               $10,061                           $10,031
   2/23/2001                               $10,067                           $10,035
   2/26/2001                                $9,858                           $10,263
   2/27/2001                               $10,036                           $10,062
   2/28/2001                               $10,117                            $9,970
    3/1/2001                               $10,106                            $9,948
    3/2/2001                               $10,071                           $10,023
    3/5/2001                               $10,100                           $10,000
    3/6/2001                                $9,940                           $10,112
    3/7/2001                                $9,887                           $10,190
    3/8/2001                                $9,951                           $10,120
    3/9/2001                               $10,140                            $9,955
   3/12/2001                               $10,415                            $9,635
   3/13/2001                               $10,293                            $9,716
   3/14/2001                               $10,550                            $9,536
   3/15/2001                               $10,558                            $9,503
   3/16/2001                               $10,743                            $9,286
   3/19/2001                               $10,509                            $9,485
   3/20/2001                               $10,743                            $9,342
   3/21/2001                               $10,867                            $9,158
   3/22/2001                               $10,967                            $9,096
   3/23/2001                               $10,695                            $9,317
   3/26/2001                               $10,581                            $9,403
   3/27/2001                               $10,521                            $9,518
   3/28/2001                               $10,759                            $9,294
   3/29/2001                               $10,735                            $9,280
   3/30/2001                               $10,523                            $9,469
    4/2/2001                               $10,778                            $9,243
    4/3/2001                               $11,118                            $8,974
    4/4/2001                               $11,124                            $8,948
    4/5/2001                               $10,606                            $9,347
    4/6/2001                               $10,849                            $9,136
    4/9/2001                               $10,658                            $9,283
   4/10/2001                               $10,438                            $9,497
   4/11/2001                               $10,502                            $9,442
   4/12/2001                               $10,395                            $9,563
   4/16/2001                               $10,519                            $9,477
   4/17/2001                               $10,390                            $9,575
   4/18/2001                               $10,081                            $9,805
   4/19/2001                                $9,992                            $9,929
   4/20/2001                               $10,106                            $9,809
   4/23/2001                               $10,249                            $9,691
   4/24/2001                               $10,171                            $9,718
   4/25/2001                                $9,992                            $9,936
   4/26/2001                                $9,837                           $10,037
   4/27/2001                                $9,710                           $10,172
   4/30/2001                                $9,729                           $10,200
    5/1/2001                                $9,602                           $10,309
    5/2/2001                                $9,592                           $10,333
    5/3/2001                                $9,712                           $10,207
    5/4/2001                                $9,557                           $10,359
    5/7/2001                                $9,669                           $10,291
    5/8/2001                                $9,627                           $10,336
    5/9/2001                                $9,673                           $10,302
   5/10/2001                                $9,638                           $10,311
   5/11/2001                                $9,706                           $10,243
   5/14/2001                                $9,712                           $10,228
   5/15/2001                                $9,623                           $10,291
   5/16/2001                                $9,478                           $10,450
   5/17/2001                                $9,379                           $10,609
   5/18/2001                                $9,341                           $10,641
   5/21/2001                                $9,175                           $10,843
   5/22/2001                                $9,148                           $10,871
   5/23/2001                                $9,356                           $10,664
   5/24/2001                                $9,252                           $10,727
   5/25/2001                                $9,323                           $10,690
   5/29/2001                                $9,455                           $10,559
   5/30/2001                                $9,557                           $10,382
   5/31/2001                                $9,532                           $10,435
    6/1/2001                                $9,439                           $10,545
    6/4/2001                                $9,331                           $10,663
    6/5/2001                                $9,169                           $10,855
    6/6/2001                                $9,244                           $10,773
    6/7/2001                                $9,202                           $10,819
    6/8/2001                                $9,279                           $10,753
   6/11/2001                                $9,360                           $10,654
   6/12/2001                                $9,341                           $10,654
   6/13/2001                                $9,376                           $10,616
   6/14/2001                                $9,586                           $10,412
   6/15/2001                                $9,559                           $10,406
   6/18/2001                                $9,619                           $10,310
   6/19/2001                                $9,661                           $10,272
   6/20/2001                                $9,549                           $10,422
   6/21/2001                                $9,501                           $10,463
   6/22/2001                                $9,673                           $10,270
   6/25/2001                                $9,748                           $10,177
   6/26/2001                                $9,621                           $10,316
   6/27/2001                                $9,546                           $10,416
   6/28/2001                                $9,414                           $10,572
   6/29/2001                                $9,235                           $10,778
    7/2/2001                                $9,459                           $10,471
    7/3/2001                                $9,480                           $10,425
    7/5/2001                                $9,592                           $10,338
    7/6/2001                                $9,789                           $10,140
    7/9/2001                                $9,729                           $10,197
   7/10/2001                                $9,913                           $10,032
   7/11/2001                                $9,899                            $9,984
   7/12/2001                                $9,661                           $10,261
   7/13/2001                                $9,629                           $10,296
   7/16/2001                                $9,752                           $10,168
   7/17/2001                                $9,617                           $10,311
   7/18/2001                                $9,787                           $10,165
   7/19/2001                                $9,671                           $10,247
   7/20/2001                                $9,727                           $10,255
   7/23/2001                                $9,793                           $10,145
   7/24/2001                                $9,922                            $9,968
   7/25/2001                                $9,901                           $10,025
   7/26/2001                                $9,799                           $10,195
   7/27/2001                                $9,766                           $10,194
   7/30/2001                                $9,727                           $10,187
   7/31/2001                                $9,756                           $10,189
    8/1/2001                                $9,652                           $10,283
    8/2/2001                                $9,679                           $10,277
    8/3/2001                                $9,714                           $10,239
    8/6/2001                                $9,874                           $10,109
    8/7/2001                                $9,878                           $10,095
    8/8/2001                               $10,005                            $9,933
    8/9/2001                                $9,980                            $9,966
   8/10/2001                                $9,965                            $9,994
   8/13/2001                                $9,926                           $10,038
   8/14/2001                                $9,853                           $10,092
   8/15/2001                                $9,905                           $10,066
   8/16/2001                                $9,822                           $10,124
   8/17/2001                                $9,974                            $9,997
   8/20/2001                                $9,901                           $10,065
   8/21/2001                               $10,065                            $9,925
   8/22/2001                                $9,905                           $10,029
   8/23/2001                               $10,017                            $9,950
   8/24/2001                                $9,864                           $10,106
   8/27/2001                                $9,903                           $10,066
   8/28/2001                               $10,021                            $9,967
   8/29/2001                               $10,044                            $9,949
   8/30/2001                               $10,137                            $9,838
   8/31/2001                               $10,127                            $9,848

                                1 YEAR                       SINCE INCEPTION(2)
SMALL CAP/SHORT FUND            16.75%                             0.75%
RUSSELL 2000 INDEX(1)          (12.89%)                           (0.90%)

The Potomac Small Cap/Short Fund is designed to provide, on a daily basis, investment returns that correlate inversely to the performance of the Russell 2000 Index(R) ("RTY"). The Fund primarily takes short positions in RTY futures contracts and iShares Trust Russell 2000. For the fiscal year, the RTY lost (12.89%) while the Investor Class of the Fund gained 16.75%.

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3)  THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                               INTERNET PLUS FUND

                               INVESTOR CLASS(3)
                       DECEMBER 2, 1999 - AUGUST 31, 2001

[CHART]

                                      INTERNET PLUS FUND                    DJ INTERNET INDEX(1)
   12/2/1999                               $10,000                                $10,000
   12/3/1999                               $10,950                                $10,242
   12/6/1999                               $11,390                                $10,601
   12/7/1999                               $11,920                                $11,028
   12/8/1999                               $12,130                                $11,238
   12/9/1999                               $12,520                                $11,522
  12/10/1999                               $12,770                                $11,693
  12/13/1999                               $13,080                                $11,930
  12/14/1999                               $12,330                                $11,355
  12/15/1999                               $12,110                                $11,194
  12/16/1999                               $12,540                                $11,593
  12/17/1999                               $12,590                                $11,618
  12/20/1999                               $12,640                                $11,731
  12/21/1999                               $13,740                                $12,650
  12/22/1999                               $13,710                                $12,659
  12/23/1999                               $13,370                                $12,368
  12/27/1999                               $13,140                                $12,166
  12/28/1999                               $13,120                                $12,164
  12/29/1999                               $13,560                                $12,476
  12/30/1999                               $13,330                                $12,275
  12/31/1999                               $13,370                                $12,313
    1/3/2000                               $14,630                                $13,306
    1/4/2000                               $13,400                                $12,395
    1/5/2000                               $12,920                                $12,067
    1/6/2000                               $11,720                                $11,163
    1/7/2000                               $12,780                                $11,950
   1/10/2000                               $13,700                                $12,637
   1/11/2000                               $12,670                                $11,921
   1/12/2000                               $11,940                                $11,278
   1/13/2000                               $12,800                                $11,975
   1/14/2000                               $12,860                                $12,004
   1/18/2000                               $13,280                                $12,355
   1/19/2000                               $13,680                                $12,666
   1/20/2000                               $13,860                                $12,794
   1/21/2000                               $14,230                                $13,163
   1/24/2000                               $13,340                                $12,521
   1/25/2000                               $13,710                                $12,799
   1/26/2000                               $13,330                                $12,577
   1/27/2000                               $13,420                                $12,662
   1/28/2000                               $12,430                                $11,895
   1/31/2000                               $12,120                                $11,592
    2/1/2000                               $12,550                                $11,933
    2/2/2000                               $12,770                                $12,085
    2/3/2000                               $13,550                                $12,676
    2/4/2000                               $13,180                                $12,377
    2/7/2000                               $13,320                                $12,455
    2/8/2000                               $13,860                                $12,863
    2/9/2000                               $13,580                                $12,711
   2/10/2000                               $14,040                                $13,117
   2/11/2000                               $13,450                                $12,711
   2/14/2000                               $13,480                                $12,770
   2/15/2000                               $13,550                                $12,839
   2/16/2000                               $13,480                                $12,847
   2/17/2000                               $13,680                                $12,989
   2/18/2000                               $13,270                                $12,712
   2/22/2000                               $13,000                                $12,493
   2/23/2000                               $14,200                                $13,384
   2/24/2000                               $14,590                                $13,711
   2/25/2000                               $14,360                                $13,541
   2/28/2000                               $13,990                                $13,274
   2/29/2000                               $14,510                                $13,685
    3/1/2000                               $14,880                                $13,966
    3/2/2000                               $14,650                                $13,901
    3/3/2000                               $15,600                                $14,601
    3/6/2000                               $16,150                                $15,080
    3/7/2000                               $15,660                                $14,687
    3/8/2000                               $16,080                                $14,990
    3/9/2000                               $16,930                                $15,624
   3/10/2000                               $16,790                                $15,532
   3/13/2000                               $16,120                                $15,002
   3/14/2000                               $15,400                                $14,437
   3/15/2000                               $14,340                                $13,614
   3/16/2000                               $14,910                                $14,034
   3/17/2000                               $15,310                                $14,297
   3/20/2000                               $13,880                                $13,280
   3/21/2000                               $14,510                                $13,589
   3/22/2000                               $15,270                                $14,190
   3/23/2000                               $15,010                                $13,949
   3/24/2000                               $15,310                                $14,168
   3/27/2000                               $15,200                                $14,069
   3/28/2000                               $14,590                                $13,613
   3/29/2000                               $13,090                                $12,441
   3/30/2000                               $12,400                                $11,890
   3/31/2000                               $12,320                                $11,784
    4/3/2000                               $10,350                                $10,184
    4/4/2000                               $10,320                                $10,125
    4/5/2000                               $10,470                                $10,267
    4/6/2000                               $11,270                                $10,929
    4/7/2000                               $11,770                                $11,501
   4/10/2000                               $10,360                                $10,348
   4/11/2000                                $9,230                                 $9,618
   4/12/2000                                $8,110                                 $8,683
   4/13/2000                                $7,580                                 $8,212
   4/14/2000                                $6,470                                 $7,254
   4/17/2000                                $6,740                                 $7,525
   4/18/2000                                $7,900                                 $8,501
   4/19/2000                                $7,870                                 $8,611
   4/20/2000                                $7,570                                 $8,424
   4/24/2000                                $6,740                                 $7,637
   4/25/2000                                $7,490                                 $8,379
   4/26/2000                                $7,250                                 $8,182
   4/27/2000                                $7,880                                 $8,731
   4/28/2000                                $8,330                                 $9,191
    5/1/2000                                $8,490                                 $9,328
    5/2/2000                                $7,860                                 $8,747
    5/3/2000                                $7,770                                 $8,626
    5/4/2000                                $7,910                                 $8,760
    5/5/2000                                $8,040                                 $8,870
    5/8/2000                                $7,590                                 $8,459
    5/9/2000                                $7,340                                 $8,254
   5/10/2000                                $6,790                                 $7,760
   5/11/2000                                $6,940                                 $7,893
   5/12/2000                                $7,000                                 $7,945
   5/15/2000                                $7,390                                 $8,332
   5/16/2000                                $7,820                                 $8,736
   5/17/2000                                $7,560                                 $8,486
   5/18/2000                                $7,200                                 $8,168
   5/19/2000                                $6,690                                 $7,717
   5/22/2000                                $6,590                                 $7,597
   5/23/2000                                $5,910                                 $6,973
   5/24/2000                                $6,060                                 $7,086
   5/25/2000                                $5,750                                 $6,820
   5/26/2000                                $5,750                                 $6,843
   5/30/2000                                $6,520                                 $7,601
   5/31/2000                                $6,260                                 $7,365
    6/1/2000                                $6,870                                 $7,970
    6/2/2000                                $8,000                                 $9,054
    6/5/2000                                $8,000                                 $9,092
    6/6/2000                                $7,630                                 $8,716
    6/7/2000                                $8,140                                 $9,207
    6/8/2000                                $8,140                                 $9,227
    6/9/2000                                $8,190                                 $9,261
   6/12/2000                                $7,520                                 $8,650
   6/13/2000                                $7,640                                 $8,759
   6/14/2000                                $7,450                                 $8,572
   6/15/2000                                $7,500                                 $8,619
   6/16/2000                                $7,440                                 $8,563
   6/19/2000                                $7,720                                 $8,873
   6/20/2000                                $8,070                                 $9,185
   6/21/2000                                $8,100                                 $9,261
   6/22/2000                                $7,720                                 $8,950
   6/23/2000                                $7,190                                 $8,487
   6/26/2000                                $7,210                                 $8,553
   6/27/2000                                $7,240                                 $8,538
   6/28/2000                                $7,440                                 $8,771
   6/29/2000                                $7,300                                 $8,654
   6/30/2000                                $7,480                                 $8,831
    7/3/2000                                $7,590                                 $8,925
    7/5/2000                                $7,260                                 $8,627
    7/6/2000                                $7,430                                 $8,779
    7/7/2000                                $7,300                                 $8,670
   7/10/2000                                $7,080                                 $8,497
   7/11/2000                                $6,710                                 $8,164
   7/12/2000                                $7,530                                 $8,911
   7/13/2000                                $8,240                                 $9,688
   7/14/2000                                $8,480                                 $9,870
   7/17/2000                                $8,590                                 $9,935
   7/18/2000                                $8,300                                 $9,693
   7/19/2000                                $7,880                                 $9,276
   7/20/2000                                $8,470                                 $9,857
   7/21/2000                                $8,060                                 $9,474
   7/24/2000                                $7,550                                 $8,997
   7/25/2000                                $7,570                                 $8,995
   7/26/2000                                $7,390                                 $8,836
   7/27/2000                                $6,880                                 $8,335
   7/28/2000                                $6,470                                 $7,892
   7/31/2000                                $6,750                                 $8,152
    8/1/2000                                $6,430                                 $7,828
    8/2/2000                                $6,450                                 $7,854
    8/3/2000                                $6,800                                 $8,203
    8/4/2000                                $6,920                                 $8,296
    8/7/2000                                $7,330                                 $8,707
    8/8/2000                                $7,280                                 $8,673
    8/9/2000                                $7,080                                 $8,460
   8/10/2000                                $6,940                                 $8,371
   8/11/2000                                $6,880                                 $8,302
   8/14/2000                                $7,060                                 $8,453
   8/15/2000                                $7,090                                 $8,471
   8/16/2000                                $7,130                                 $8,521
   8/17/2000                                $7,380                                 $8,760
   8/18/2000                                $7,260                                 $8,631
   8/21/2000                                $7,280                                 $8,653
   8/22/2000                                $7,420                                 $8,782
   8/23/2000                                $7,700                                 $9,039
   8/24/2000                                $7,850                                 $9,173
   8/25/2000                                $7,850                                 $9,213
   8/28/2000                                $7,830                                 $9,199
   8/29/2000                                $7,870                                 $9,248
   8/30/2000                                $8,330                                 $9,719
   8/31/2000                                $8,450                                 $9,861
    9/1/2000                                $8,540                                 $9,971
    9/5/2000                                $8,580                                $10,021
    9/6/2000                                $8,170                                 $9,605
    9/7/2000                                $8,350                                 $9,801
    9/8/2000                                $7,940                                 $9,404
   9/11/2000                                $7,750                                 $9,238
   9/12/2000                                $7,640                                 $9,116
   9/13/2000                                $7,850                                 $9,324
   9/14/2000                                $8,060                                 $9,529
   9/15/2000                                $7,780                                 $9,260
   9/18/2000                                $7,450                                 $8,990
   9/19/2000                                $7,740                                 $9,270
   9/20/2000                                $7,810                                 $9,347
   9/21/2000                                $7,620                                 $9,152
   9/22/2000                                $7,850                                 $9,398
   9/25/2000                                $7,740                                 $9,300
   9/26/2000                                $7,460                                 $9,016
   9/27/2000                                $7,090                                 $8,672
   9/28/2000                                $7,430                                 $8,976
   9/29/2000                                $7,220                                 $8,793
   10/2/2000                                $6,760                                 $8,363
   10/3/2000                                $6,200                                 $7,773
   10/4/2000                                $6,590                                 $8,155
   10/5/2000                                $6,430                                 $8,015
   10/6/2000                                $6,100                                 $7,702
   10/9/2000                                $6,430                                 $7,999
  10/10/2000                                $6,110                                 $7,650
  10/11/2000                                $5,680                                 $7,157
  10/12/2000                                $5,240                                 $6,673
  10/13/2000                                $5,790                                 $7,189
  10/16/2000                                $5,900                                 $7,318
  10/17/2000                                $5,470                                 $6,873
  10/18/2000                                $5,420                                 $6,825
  10/19/2000                                $5,850                                 $7,255
  10/20/2000                                $6,090                                 $7,480
  10/23/2000                                $6,150                                 $7,549
  10/24/2000                                $5,960                                 $7,371
  10/25/2000                                $5,590                                 $7,007
  10/26/2000                                $5,540                                 $6,946
  10/27/2000                                $5,410                                 $6,805
  10/30/2000                                $5,030                                 $6,365
  10/31/2000                                $5,670                                 $7,030
   11/1/2000                                $5,820                                 $7,217
   11/2/2000                                $6,190                                 $7,568
   11/3/2000                                $6,230                                 $7,599
   11/6/2000                                $6,220                                 $7,587
   11/7/2000                                $6,340                                 $7,722
   11/8/2000                                $5,760                                 $7,144
   11/9/2000                                $5,350                                 $6,685
  11/10/2000                                $4,980                                 $6,320
  11/13/2000                                $4,600                                 $5,935
  11/14/2000                                $5,040                                 $6,434
  11/15/2000                                $4,940                                 $6,343
  11/16/2000                                $4,600                                 $5,984
  11/17/2000                                $4,470                                 $5,825
  11/20/2000                                $4,030                                 $5,353
  11/21/2000                                $3,810                                 $5,090
  11/22/2000                                $3,370                                 $4,614
  11/24/2000                                $3,800                                 $5,061
  11/27/2000                                $3,770                                 $5,018
  11/28/2000                                $3,450                                 $4,563
  11/29/2000                                $3,430                                 $4,525
  11/30/2000                                $3,390                                 $4,507
   12/1/2000                                $3,450                                 $4,593
   12/4/2000                                $3,370                                 $4,466
   12/5/2000                                $3,970                                 $5,307
   12/6/2000                                $3,850                                 $5,176
   12/7/2000                                $3,740                                 $5,054
   12/8/2000                                $4,090                                 $5,570
  12/11/2000                                $4,230                                 $5,759
  12/12/2000                                $4,090                                 $5,541
  12/13/2000                                $3,870                                 $5,230
  12/14/2000                                $3,660                                 $4,992
  12/15/2000                                $3,710                                 $5,091
  12/18/2000                                $3,510                                 $4,834
  12/19/2000                                $3,220                                 $4,427
  12/20/2000                                $2,830                                 $3,870
  12/21/2000                                $2,790                                 $3,819
  12/22/2000                                $3,180                                 $4,372
  12/26/2000                                $3,130                                 $4,294
  12/27/2000                                $3,160                                 $4,358
  12/28/2000                                $3,240                                 $4,478
  12/29/2000                                $3,030                                 $4,183
    1/2/2001                                $2,610                                 $3,548
    1/3/2001                                $3,170                                 $4,317
    1/4/2001                                $3,030                                 $4,102
    1/5/2001                                $2,730                                 $3,668
    1/8/2001                                $2,650                                 $3,547
    1/9/2001                                $2,810                                 $3,753
   1/10/2001                                $3,030                                 $4,077
   1/11/2001                                $3,200                                 $4,305
   1/12/2001                                $3,180                                 $4,270
   1/16/2001                                $3,220                                 $4,319
   1/17/2001                                $3,360                                 $4,527
   1/18/2001                                $3,360                                 $4,525
   1/19/2001                                $3,380                                 $4,564
   1/22/2001                                $3,360                                 $4,534
   1/23/2001                                $3,530                                 $4,768
   1/24/2001                                $3,720                                 $5,057
   1/25/2001                                $3,450                                 $4,671
   1/26/2001                                $3,500                                 $4,782
   1/29/2001                                $3,640                                 $4,986
   1/30/2001                                $3,590                                 $4,914
   1/31/2001                                $3,410                                 $4,660
    2/1/2001                                $3,390                                 $4,647
    2/2/2001                                $3,140                                 $4,280
    2/5/2001                                $3,150                                 $4,302
    2/6/2001                                $3,170                                 $4,330
    2/7/2001                                $3,170                                 $4,099
    2/8/2001                                $2,930                                 $3,980
    2/9/2001                                $2,760                                 $3,758
   2/12/2001                                $2,790                                 $3,754
   2/13/2001                                $2,670                                 $3,597
   2/14/2001                                $2,800                                 $3,792
   2/15/2001                                $2,910                                 $3,942
   2/16/2001                                $2,710                                 $3,685
   2/20/2001                                $2,520                                 $3,426
   2/21/2001                                $2,460                                 $3,339
   2/22/2001                                $2,320                                 $3,143
   2/23/2001                                $2,370                                 $3,203
   2/26/2001                                $2,510                                 $3,406
   2/27/2001                                $2,270                                 $3,074
   2/28/2001                                $2,180                                 $2,920
    3/1/2001                                $2,260                                 $3,031
    3/2/2001                                $2,080                                 $2,780
    3/5/2001                                $2,070                                 $2,743
    3/6/2001                                $2,180                                 $2,881
    3/7/2001                                $2,180                                 $2,901
    3/8/2001                                $2,000                                 $2,670
    3/9/2001                                $1,870                                 $2,474
   3/12/2001                                $1,760                                 $2,332
   3/13/2001                                $1,880                                 $2,512
   3/14/2001                                $1,810                                 $2,422
   3/15/2001                                $1,720                                 $2,276
   3/16/2001                                $1,620                                 $2,147
   3/19/2001                                $1,730                                 $2,311
   3/20/2001                                $1,620                                 $2,170
   3/21/2001                                $1,590                                 $2,112
   3/22/2001                                $1,670                                 $2,229
   3/23/2001                                $1,700                                 $2,271
   3/26/2001                                $1,710                                 $2,280
   3/27/2001                                $1,760                                 $2,355
   3/28/2001                                $1,550                                 $2,085
   3/29/2001                                $1,500                                 $2,004
   3/30/2001                                $1,600                                 $2,136
    4/2/2001                                $1,470                                 $1,971
    4/3/2001                                $1,230                                 $1,661
    4/4/2001                                $1,240                                 $1,669
    4/5/2001                                $1,450                                 $1,952
    4/6/2001                                $1,390                                 $1,872
    4/9/2001                                $1,470                                 $1,984
   4/10/2001                                $1,660                                 $2,219
   4/11/2001                                $1,700                                 $2,269
   4/12/2001                                $1,790                                 $2,377
   4/16/2001                                $1,730                                 $2,294
   4/17/2001                                $1,780                                 $2,345
   4/18/2001                                $1,980                                 $2,583
   4/19/2001                                $2,140                                 $2,824
   4/20/2001                                $2,100                                 $2,771
   4/23/2001                                $1,920                                 $2,549
   4/24/2001                                $1,840                                 $2,442
   4/25/2001                                $1,920                                 $2,538
   4/26/2001                                $1,880                                 $2,492
   4/27/2001                                $1,980                                 $2,598
   4/30/2001                                $2,050                                 $2,685
    5/1/2001                                $2,170                                 $2,821
    5/2/2001                                $2,310                                 $3,020
    5/3/2001                                $2,190                                 $2,872
    5/4/2001                                $2,220                                 $2,902
    5/7/2001                                $2,130                                 $2,802
    5/8/2001                                $2,170                                 $2,840
    5/9/2001                                $2,090                                 $2,751
   5/10/2001                                $2,060                                 $2,708
   5/11/2001                                $1,980                                 $2,607
   5/14/2001                                $1,920                                 $2,544
   5/15/2001                                $1,970                                 $2,585
   5/16/2001                                $2,090                                 $2,734
   5/17/2001                                $2,190                                 $2,849
   5/18/2001                                $2,190                                 $2,855
   5/21/2001                                $2,420                                 $3,129
   5/22/2001                                $2,410                                 $3,119
   5/23/2001                                $2,280                                 $2,970
   5/24/2001                                $2,380                                 $3,076
   5/25/2001                                $2,320                                 $3,006
   5/29/2001                                $2,140                                 $2,794
   5/30/2001                                $2,000                                 $2,625
   5/31/2001                                $2,060                                 $2,692
    6/1/2001                                $2,100                                 $2,739
    6/4/2001                                $2,090                                 $2,728
    6/5/2001                                $2,160                                 $2,807
    6/6/2001                                $2,150                                 $2,792
    6/7/2001                                $2,170                                 $2,830
    6/8/2001                                $2,090                                 $2,732
   6/11/2001                                $2,000                                 $2,617
   6/12/2001                                $2,070                                 $2,679
   6/13/2001                                $1,960                                 $2,545
   6/14/2001                                $1,840                                 $2,387
   6/15/2001                                $1,820                                 $2,366
   6/18/2001                                $1,730                                 $2,249
   6/19/2001                                $1,720                                 $2,246
   6/20/2001                                $1,880                                 $2,422
   6/21/2001                                $1,900                                 $2,445
   6/22/2001                                $1,850                                 $2,391
   6/25/2001                                $1,910                                 $2,467
   6/26/2001                                $1,900                                 $2,450
   6/27/2001                                $1,930                                 $2,488
   6/28/2001                                $1,960                                 $2,525
   6/29/2001                                $2,010                                 $2,585
    7/2/2001                                $2,000                                 $2,585
    7/3/2001                                $1,930                                 $2,497
    7/5/2001                                $1,870                                 $2,399
    7/6/2001                                $1,790                                 $2,304
    7/9/2001                                $1,810                                 $2,335
   7/10/2001                                $1,710                                 $2,214
   7/11/2001                                $1,660                                 $2,144
   7/12/2001                                $1,820                                 $2,348
   7/13/2001                                $1,800                                 $2,317
   7/16/2001                                $1,720                                 $2,231
   7/17/2001                                $1,770                                 $2,299
   7/18/2001                                $1,630                                 $2,137
   7/19/2001                                $1,610                                 $2,101
   7/20/2001                                $1,600                                 $2,080
   7/23/2001                                $1,560                                 $2,046
   7/24/2001                                $1,500                                 $1,977
   7/25/2001                                $1,500                                 $1,965
   7/26/2001                                $1,560                                 $2,047
   7/27/2001                                $1,610                                 $2,112
   7/30/2001                                $1,580                                 $2,075
   7/31/2001                                $1,610                                 $2,091
    8/1/2001                                $1,650                                 $2,149
    8/2/2001                                $1,650                                 $2,151
    8/3/2001                                $1,620                                 $2,117
    8/6/2001                                $1,610                                 $2,091
    8/7/2001                                $1,620                                 $2,100
    8/8/2001                                $1,530                                 $2,002
    8/9/2001                                $1,520                                 $1,980
   8/10/2001                                $1,460                                 $1,910
   8/13/2001                                $1,480                                 $1,925
   8/14/2001                                $1,460                                 $1,912
   8/15/2001                                $1,360                                 $1,808
   8/16/2001                                $1,390                                 $1,835
   8/17/2001                                $1,360                                 $1,762
   8/20/2001                                $1,350                                 $1,757
   8/21/2001                                $1,300                                 $1,684
   8/22/2001                                $1,330                                 $1,709
   8/23/2001                                $1,300                                 $1,667
   8/24/2001                                $1,390                                 $1,760
   8/27/2001                                $1,390                                 $1,758
   8/28/2001                                $1,310                                 $1,678
   8/29/2001                                $1,250                                 $1,622
   8/30/2001                                $1,230                                 $1,594
   8/31/2001                                $1,250                                 $1,621

                                    1 YEAR            SINCE INCEPTION(2)
                                    ------            ------------------
INVESTOR CLASS                     (85.21%)           (69.51%) (12/2/99)
ADVISOR CLASS                      (85.44%)           (79.99%) (2/24/00)
DJ INTERNET INDEX(1)               (83.56%)           (64.63%) (12/2/99)

The Potomac Internet Plus Fund seeks daily investment returns that correspond to 125% of the daily return of the Dow Jones Composite Internet Index ("DJINet"). The Fund invests primarily in the stocks that comprise the DJINet and option contracts on various internet indices. During the Fund's fiscal year, internet issues continued their steep decline as investors became increasingly pessimistic about the prospects for the sector. The DJINet Index started the fiscal year at 325.36 and, despite several brief rallies, declined precipitously and finished the year at 52.91. For the fiscal year, the DJINet declined (83.56%) while the Investor Class of the Fund declined (85.21%).

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3) THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY. PERFORMANCE FOR OTHER CLASS WOULD BE LOWER DUE TO DIFFERENCE IN FEE STRUCTURE.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                              INTERNET/SHORT FUND

                               INVESTOR CLASS(3)
                      DECEMBER 21, 1999 - AUGUST 31, 2001

[CHART]

                              INTERNET/SHORT FUND       DJ INTERNET INDEX(1)
   12/21/1999                      $10,000                   $10,000
   12/22/1999                      $10,000                   $10,007
   12/23/1999                      $10,006                    $9,777
   12/27/1999                      $10,008                    $9,617
   12/28/1999                      $10,008                    $9,616
   12/29/1999                      $10,008                    $9,862
   12/30/1999                      $10,008                    $9,704
   12/31/1999                      $10,008                    $9,734
     1/3/2000                      $10,008                   $10,519
     1/4/2000                      $10,012                    $9,799
     1/5/2000                      $10,012                    $9,539
     1/6/2000                      $10,014                    $8,824
     1/7/2000                       $9,368                    $9,446
    1/10/2000                       $8,830                    $9,990
    1/11/2000                       $8,712                    $9,424
    1/12/2000                       $9,130                    $8,916
    1/13/2000                       $8,752                    $9,467
    1/14/2000                       $8,756                    $9,490
    1/18/2000                       $8,756                    $9,767
    1/19/2000                       $8,756                   $10,013
    1/20/2000                       $8,756                   $10,114
    1/21/2000                       $8,760                   $10,405
    1/24/2000                       $8,762                    $9,898
    1/25/2000                       $8,762                   $10,118
    1/26/2000                       $8,764                    $9,942
    1/27/2000                       $8,572                   $10,010
    1/28/2000                       $9,074                    $9,403
    1/31/2000                       $8,966                    $9,164
     2/1/2000                       $8,860                    $9,434
     2/2/2000                       $8,588                    $9,553
     2/3/2000                       $8,588                   $10,021
     2/4/2000                       $8,590                    $9,784
     2/7/2000                       $8,532                    $9,846
     2/8/2000                       $8,148                   $10,168
     2/9/2000                       $8,158                   $10,048
    2/10/2000                       $8,158                   $10,369
    2/11/2000                       $8,162                   $10,048
    2/14/2000                       $8,210                   $10,095
    2/15/2000                       $8,182                   $10,149
    2/16/2000                       $8,528                   $10,156
    2/17/2000                       $8,320                   $10,268
    2/18/2000                       $8,716                   $10,049
    2/22/2000                       $8,816                    $9,876
    2/23/2000                       $7,920                   $10,580
    2/24/2000                       $7,650                   $10,839
    2/25/2000                       $7,808                   $10,705
    2/28/2000                       $7,880                   $10,493
    2/29/2000                       $7,878                   $10,819
     3/1/2000                       $7,878                   $11,041
     3/2/2000                       $7,880                   $10,989
     3/3/2000                       $7,882                   $11,542
     3/6/2000                       $7,578                   $11,921
     3/7/2000                       $7,762                   $11,610
     3/8/2000                       $7,512                   $11,850
     3/9/2000                       $7,122                   $12,351
    3/10/2000                       $7,286                   $12,279
    3/13/2000                       $7,276                   $11,859
    3/14/2000                       $7,400                   $11,412
    3/15/2000                       $7,708                   $10,762
    3/16/2000                       $7,300                   $11,094
    3/17/2000                       $7,112                   $11,302
    3/20/2000                       $7,352                   $10,498
    3/21/2000                       $7,188                   $10,742
    3/22/2000                       $6,928                   $11,218
    3/23/2000                       $7,002                   $11,027
    3/24/2000                       $6,860                   $11,200
    3/27/2000                       $6,928                   $11,121
    3/28/2000                       $7,156                   $10,762
    3/29/2000                       $7,824                    $9,835
    3/30/2000                       $8,246                    $9,399
    3/31/2000                       $8,636                    $9,315
     4/3/2000                      $10,060                    $8,051
     4/4/2000                       $9,910                    $8,004
     4/5/2000                       $9,418                    $8,116
     4/6/2000                       $8,746                    $8,639
     4/7/2000                       $8,286                    $9,092
    4/10/2000                       $9,382                    $8,180
    4/11/2000                      $10,074                    $7,603
    4/12/2000                      $11,214                    $6,864
    4/13/2000                      $12,100                    $6,492
    4/14/2000                      $13,430                    $5,735
    4/17/2000                      $13,040                    $5,948
    4/18/2000                      $10,232                    $6,720
    4/19/2000                      $10,312                    $6,808
    4/20/2000                       $9,864                    $6,659
    4/24/2000                      $10,884                    $6,037
    4/25/2000                       $9,852                    $6,624
    4/26/2000                      $10,156                    $6,468
    4/27/2000                       $9,352                    $6,902
    4/28/2000                       $8,910                    $7,265
     5/1/2000                       $8,494                    $7,374
     5/2/2000                       $9,132                    $6,915
     5/3/2000                       $9,160                    $6,819
     5/4/2000                       $9,012                    $6,925
     5/5/2000                       $8,886                    $7,012
     5/8/2000                       $9,240                    $6,687
     5/9/2000                       $9,488                    $6,525
    5/10/2000                      $10,010                    $6,135
    5/11/2000                       $9,726                    $6,240
    5/12/2000                       $9,500                    $6,281
    5/15/2000                       $9,092                    $6,587
    5/16/2000                       $8,624                    $6,906
    5/17/2000                       $8,818                    $6,708
    5/18/2000                       $9,130                    $6,457
    5/19/2000                       $9,600                    $6,100
    5/22/2000                       $9,702                    $6,006
    5/23/2000                      $10,446                    $5,513
    5/24/2000                      $10,296                    $5,602
    5/25/2000                      $10,626                    $5,391
    5/26/2000                      $10,626                    $5,410
    5/30/2000                       $9,554                    $6,009
    5/31/2000                       $9,878                    $5,822
     6/1/2000                       $9,170                    $6,300
     6/2/2000                       $8,136                    $7,158
     6/5/2000                       $8,118                    $7,188
     6/6/2000                       $8,462                    $6,890
     6/7/2000                       $8,054                    $7,278
     6/8/2000                       $8,124                    $7,294
     6/9/2000                       $8,074                    $7,321
    6/12/2000                       $8,526                    $6,838
    6/13/2000                       $8,396                    $6,924
    6/14/2000                       $8,518                    $6,776
    6/15/2000                       $8,418                    $6,813
    6/16/2000                       $8,442                    $6,769
    6/19/2000                       $8,250                    $7,015
    6/20/2000                       $7,902                    $7,261
    6/21/2000                       $7,962                    $7,321
    6/22/2000                       $8,290                    $7,075
    6/23/2000                       $8,736                    $6,709
    6/26/2000                       $8,652                    $6,761
    6/27/2000                       $8,648                    $6,750
    6/28/2000                       $8,422                    $6,934
    6/29/2000                       $8,458                    $6,841
    6/30/2000                       $8,356                    $6,981
     7/3/2000                       $8,276                    $7,055
     7/5/2000                       $8,492                    $6,820
     7/6/2000                       $8,368                    $6,940
     7/7/2000                       $8,548                    $6,854
    7/10/2000                       $8,738                    $6,717
    7/11/2000                       $9,136                    $6,454
    7/12/2000                       $8,080                    $7,044
    7/13/2000                       $7,562                    $7,659
    7/14/2000                       $7,206                    $7,803
    7/17/2000                       $7,122                    $7,854
    7/18/2000                       $7,306                    $7,662
    7/19/2000                       $7,508                    $7,333
    7/20/2000                       $7,046                    $7,792
    7/21/2000                       $7,304                    $7,489
    7/24/2000                       $7,584                    $7,113
    7/25/2000                       $7,594                    $7,111
    7/26/2000                       $7,738                    $6,985
    7/27/2000                       $8,180                    $6,589
    7/28/2000                       $8,628                    $6,238
    7/31/2000                       $8,412                    $6,444
     8/1/2000                       $8,640                    $6,188
     8/2/2000                       $8,672                    $6,208
     8/3/2000                       $8,344                    $6,485
     8/4/2000                       $8,262                    $6,558
     8/7/2000                       $7,976                    $6,883
     8/8/2000                       $8,054                    $6,856
     8/9/2000                       $8,236                    $6,688
    8/10/2000                       $8,338                    $6,618
    8/11/2000                       $8,364                    $6,563
    8/14/2000                       $8,152                    $6,682
    8/15/2000                       $8,044                    $6,697
    8/16/2000                       $7,968                    $6,736
    8/17/2000                       $7,780                    $6,925
    8/18/2000                       $7,834                    $6,823
    8/21/2000                       $7,720                    $6,840
    8/22/2000                       $7,668                    $6,942
    8/23/2000                       $7,454                    $7,146
    8/24/2000                       $7,350                    $7,251
    8/25/2000                       $7,332                    $7,283
    8/28/2000                       $7,474                    $7,272
    8/29/2000                       $7,408                    $7,311
    8/30/2000                       $7,094                    $7,683
    8/31/2000                       $7,080                    $7,795
     9/1/2000                       $7,106                    $7,882
     9/5/2000                       $7,022                    $7,922
     9/6/2000                       $7,230                    $7,593
     9/7/2000                       $7,204                    $7,748
     9/8/2000                       $7,430                    $7,434
    9/11/2000                       $7,510                    $7,303
    9/12/2000                       $7,622                    $7,207
    9/13/2000                       $7,528                    $7,371
    9/14/2000                       $7,330                    $7,533
    9/15/2000                       $7,490                    $7,320
    9/18/2000                       $7,712                    $7,107
    9/19/2000                       $7,444                    $7,328
    9/20/2000                       $7,390                    $7,389
    9/21/2000                       $7,522                    $7,235
    9/22/2000                       $7,436                    $7,430
    9/25/2000                       $7,498                    $7,352
    9/26/2000                       $7,706                    $7,127
    9/27/2000                       $8,092                    $6,855
    9/28/2000                       $7,774                    $7,096
    9/29/2000                       $7,948                    $6,951
    10/2/2000                       $8,346                    $6,611
    10/3/2000                       $8,814                    $6,145
    10/4/2000                       $8,314                    $6,446
    10/5/2000                       $8,492                    $6,336
    10/6/2000                       $8,888                    $6,089
    10/9/2000                       $8,608                    $6,324
   10/10/2000                       $8,958                    $6,047
   10/11/2000                       $9,760                    $5,657
   10/12/2000                      $10,466                    $5,275
   10/13/2000                       $9,656                    $5,683
   10/16/2000                       $9,694                    $5,785
   10/17/2000                      $10,460                    $5,433
   10/18/2000                      $10,654                    $5,395
   10/19/2000                       $9,754                    $5,735
   10/20/2000                       $9,310                    $5,913
   10/23/2000                       $9,230                    $5,968
   10/24/2000                       $9,452                    $5,827
   10/25/2000                       $9,882                    $5,539
   10/26/2000                       $9,936                    $5,491
   10/27/2000                      $10,256                    $5,380
   10/30/2000                      $10,828                    $5,031
   10/31/2000                       $9,742                    $5,557
    11/1/2000                       $9,404                    $5,705
    11/2/2000                       $9,050                    $5,983
    11/3/2000                       $9,126                    $6,007
    11/6/2000                       $9,154                    $5,998
    11/7/2000                       $8,950                    $6,105
    11/8/2000                       $9,454                    $5,648
    11/9/2000                      $10,004                    $5,284
   11/10/2000                      $10,430                    $4,996
   11/13/2000                      $10,892                    $4,691
   11/14/2000                      $10,156                    $5,086
   11/15/2000                      $10,302                    $5,015
   11/16/2000                      $10,722                    $4,731
   11/17/2000                      $11,008                    $4,605
   11/20/2000                      $11,782                    $4,231
   11/21/2000                      $12,812                    $4,023
   11/22/2000                      $13,654                    $3,647
   11/24/2000                      $12,810                    $4,000
   11/27/2000                      $12,932                    $3,967
   11/28/2000                      $13,832                    $3,607
   11/29/2000                      $13,414                    $3,577
   11/30/2000                      $13,892                    $3,563
    12/1/2000                      $13,680                    $3,631
    12/4/2000                      $13,942                    $3,530
    12/5/2000                      $12,400                    $4,195
    12/6/2000                      $12,804                    $4,092
    12/7/2000                      $13,264                    $3,995
    12/8/2000                      $12,284                    $4,403
   12/11/2000                      $11,906                    $4,552
   12/12/2000                      $12,178                    $4,380
   12/13/2000                      $12,828                    $4,135
   12/14/2000                      $13,264                    $3,946
   12/15/2000                      $13,048                    $4,024
   12/18/2000                      $13,732                    $3,822
   12/19/2000                      $14,596                    $3,499
   12/20/2000                      $15,642                    $3,059
   12/21/2000                      $16,010                    $3,019
   12/22/2000                      $14,931                    $3,456
   12/26/2000                      $14,920                    $3,395
   12/27/2000                      $15,175                    $3,445
   12/28/2000                      $14,993                    $3,540
   12/29/2000                      $15,953                    $3,307
     1/2/2001                      $18,036                    $2,805
     1/3/2001                      $13,987                    $3,412
     1/4/2001                      $14,622                    $3,242
     1/5/2001                      $15,918                    $2,900
     1/8/2001                      $16,334                    $2,804
     1/9/2001                      $15,515                    $2,967
    1/10/2001                      $14,388                    $3,223
    1/11/2001                      $13,645                    $3,403
    1/12/2001                      $13,688                    $3,375
    1/16/2001                      $13,432                    $3,414
    1/17/2001                      $12,761                    $3,579
    1/18/2001                      $12,728                    $3,577
    1/19/2001                      $12,647                    $3,608
    1/22/2001                      $12,717                    $3,584
    1/23/2001                      $12,066                    $3,769
    1/24/2001                      $11,314                    $3,997
    1/25/2001                      $12,182                    $3,693
    1/26/2001                      $11,972                    $3,780
    1/29/2001                      $11,465                    $3,942
    1/30/2001                      $11,641                    $3,885
    1/31/2001                      $12,217                    $3,684
     2/1/2001                      $12,307                    $3,673
     2/2/2001                      $13,257                    $3,383
     2/5/2001                      $13,232                    $3,401
     2/6/2001                      $13,145                    $3,423
     2/7/2001                      $13,835                    $3,240
     2/8/2001                      $14,204                    $3,146
     2/9/2001                      $14,868                    $2,971
    2/12/2001                      $14,863                    $2,968
    2/13/2001                      $15,359                    $2,843
    2/14/2001                      $14,710                    $2,997
    2/15/2001                      $14,129                    $3,116
    2/16/2001                      $15,063                    $2,913
    2/20/2001                      $16,014                    $2,708
    2/21/2001                      $16,412                    $2,640
    2/22/2001                      $17,087                    $2,484
    2/23/2001                      $16,815                    $2,532
    2/26/2001                      $15,850                    $2,692
    2/27/2001                      $17,411                    $2,430
    2/28/2001                      $18,155                    $2,308
     3/1/2001                      $17,464                    $2,396
     3/2/2001                      $18,852                    $2,198
     3/5/2001                      $18,831                    $2,168
     3/6/2001                      $17,889                    $2,278
     3/7/2001                      $18,157                    $2,293
     3/8/2001                      $19,385                    $2,111
     3/9/2001                      $20,651                    $1,956
    3/12/2001                      $21,532                    $1,843
    3/13/2001                      $20,292                    $1,986
    3/14/2001                      $20,962                    $1,914
    3/15/2001                      $21,879                    $1,799
    3/16/2001                      $22,844                    $1,698
    3/19/2001                      $21,440                    $1,827
    3/20/2001                      $22,604                    $1,715
    3/21/2001                      $23,436                    $1,670
    3/22/2001                      $22,135                    $1,762
    3/23/2001                      $21,753                    $1,795
    3/26/2001                      $21,550                    $1,803
    3/27/2001                      $20,763                    $1,862
    3/28/2001                      $23,171                    $1,649
    3/29/2001                      $23,990                    $1,584
    3/30/2001                      $22,478                    $1,689
     4/2/2001                      $24,584                    $1,558
     4/3/2001                      $27,943                    $1,313
     4/4/2001                      $27,838                    $1,320
     4/5/2001                      $23,624                    $1,543
     4/6/2001                      $24,662                    $1,480
     4/9/2001                      $23,276                    $1,568
    4/10/2001                      $20,567                    $1,754
    4/11/2001                      $20,080                    $1,794
    4/12/2001                      $19,131                    $1,879
    4/16/2001                      $19,746                    $1,813
    4/17/2001                      $19,277                    $1,854
    4/18/2001                      $17,288                    $2,042
    4/19/2001                      $15,681                    $2,233
    4/20/2001                      $15,978                    $2,191
    4/23/2001                      $17,283                    $2,015
    4/24/2001                      $17,882                    $1,930
    4/25/2001                      $17,247                    $2,007
    4/26/2001                      $17,530                    $1,970
    4/27/2001                      $16,840                    $2,054
    4/30/2001                      $16,284                    $2,123
     5/1/2001                      $15,454                    $2,230
     5/2/2001                      $14,498                    $2,388
     5/3/2001                      $15,182                    $2,270
     5/4/2001                      $15,013                    $2,294
     5/7/2001                      $15,573                    $2,215
     5/8/2001                      $15,594                    $2,245
     5/9/2001                      $16,113                    $2,175
    5/10/2001                      $16,309                    $2,141
    5/11/2001                      $16,904                    $2,061
    5/14/2001                      $17,265                    $2,011
    5/15/2001                      $16,947                    $2,043
    5/16/2001                      $16,001                    $2,161
    5/17/2001                      $15,315                    $2,253
    5/18/2001                      $15,276                    $2,257
    5/21/2001                      $13,854                    $2,473
    5/22/2001                      $13,886                    $2,465
    5/23/2001                      $14,597                    $2,348
    5/24/2001                      $14,119                    $2,432
    5/25/2001                      $14,450                    $2,377
    5/29/2001                      $15,420                    $2,209
    5/30/2001                      $16,330                    $2,075
    5/31/2001                      $15,843                    $2,128
     6/1/2001                      $15,598                    $2,165
     6/4/2001                      $15,665                    $2,157
     6/5/2001                      $15,228                    $2,219
     6/6/2001                      $15,349                    $2,207
     6/7/2001                      $15,189                    $2,237
     6/8/2001                      $15,740                    $2,160
    6/11/2001                      $16,282                    $2,069
    6/12/2001                      $15,918                    $2,118
    6/13/2001                      $16,675                    $2,011
    6/14/2001                      $17,585                    $1,887
    6/15/2001                      $17,695                    $1,871
    6/18/2001                      $18,292                    $1,778
    6/19/2001                      $18,381                    $1,776
    6/20/2001                      $16,911                    $1,914
    6/21/2001                      $16,744                    $1,933
    6/22/2001                      $17,100                    $1,890
    6/25/2001                      $16,520                    $1,950
    6/26/2001                      $16,675                    $1,937
    6/27/2001                      $16,472                    $1,967
    6/28/2001                      $16,268                    $1,996
    6/29/2001                      $15,879                    $2,043
     7/2/2001                      $15,900                    $2,043
     7/3/2001                      $16,408                    $1,974
     7/5/2001                      $17,105                    $1,897
     7/6/2001                      $17,759                    $1,821
     7/9/2001                      $17,478                    $1,846
    7/10/2001                      $18,269                    $1,750
    7/11/2001                      $18,790                    $1,695
    7/12/2001                      $17,018                    $1,856
    7/13/2001                      $17,240                    $1,831
    7/16/2001                      $17,878                    $1,764
    7/17/2001                      $17,331                    $1,817
    7/18/2001                      $18,660                    $1,689
    7/19/2001                      $18,959                    $1,661
    7/20/2001                      $19,092                    $1,644
    7/23/2001                      $19,424                    $1,617
    7/24/2001                      $19,952                    $1,563
    7/25/2001                      $19,961                    $1,554
    7/26/2001                      $19,234                    $1,618
    7/27/2001                      $18,562                    $1,669
    7/30/2001                      $18,827                    $1,640
    7/31/2001                      $18,724                    $1,653
     8/1/2001                      $18,214                    $1,699
     8/2/2001                      $18,198                    $1,700
     8/3/2001                      $18,452                    $1,673
     8/6/2001                      $18,696                    $1,653
     8/7/2001                      $18,566                    $1,660
     8/8/2001                      $19,483                    $1,583
     8/9/2001                      $19,680                    $1,565
    8/10/2001                      $20,347                    $1,510
    8/13/2001                      $20,244                    $1,522
    8/14/2001                      $20,578                    $1,511
    8/15/2001                      $21,365                    $1,430
    8/16/2001                      $21,115                    $1,451
    8/17/2001                      $21,870                    $1,393
    8/20/2001                      $21,950                    $1,389
    8/21/2001                      $23,011                    $1,331
    8/22/2001                      $22,542                    $1,351
    8/23/2001                      $23,064                    $1,318
    8/24/2001                      $21,868                    $1,392
    8/27/2001                      $21,918                    $1,389
    8/28/2001                      $22,666                    $1,327
    8/29/2001                      $23,555                    $1,283
    8/30/2001                      $23,994                    $1,260
    8/31/2001                      $23,587                    $1,282

                                           1 YEAR              SINCE INCEPTION(2)
                                           ------              ------------------
INTERNET/SHORT FUND                       233.15%                    65.73%
DJ INTERNET INDEX(1)                      (83.56%)                  (70.16%)

The Potomac Internet/Short Fund is designed to provide, on a daily basis, investment returns that correlate inversely to the performance of the Dow Jones Composite Internet Index ("DJINet"). To achieve its objective, the Fund holds short positions in HOLDRs and a basket of stocks included in the Index. During the fiscal year, the DJINet declined (83.56%), while the Investor Class of the Fund increased 233.15%.

(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3)  THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                DOW 30 PLUS FUND

                               INVESTOR CLASS(3)
                       DECEMBER 2, 1999 - AUGUST 31, 2001

                          DOW 30 PLUS FUND              DJ INDUSTRIAL AVERAGE INDEX(1)
   12/2/1999                  $10,000                             $10,000
   12/3/1999                  $10,280                             $10,224
   12/6/1999                  $10,110                             $10,168
   12/7/1999                  $10,010                             $10,061
   12/8/1999                   $9,940                             $10,026
   12/9/1999                  $10,020                             $10,087
  12/10/1999                  $10,140                             $10,168
  12/13/1999                  $10,090                             $10,139
  12/14/1999                  $10,070                             $10,110
  12/15/1999                  $10,110                             $10,169
  12/16/1999                  $10,130                             $10,186
  12/17/1999                  $10,190                             $10,198
  12/20/1999                  $10,030                             $10,095
  12/21/1999                  $10,110                             $10,146
  12/22/1999                  $10,110                             $10,149
  12/23/1999                  $10,350                             $10,332
  12/27/1999                  $10,320                             $10,319
  12/28/1999                  $10,430                             $10,396
  12/29/1999                  $10,410                             $10,404
  12/30/1999                  $10,370                             $10,375
  12/31/1999                  $10,440                             $10,415
    1/3/2000                  $10,250                             $10,288
    1/4/2000                   $9,820                              $9,963
    1/5/2000                   $9,980                             $10,076
    1/6/2000                  $10,090                             $10,194
    1/7/2000                  $10,420                             $10,438
   1/10/2000                  $10,470                             $10,483
   1/11/2000                  $10,390                             $10,428
   1/12/2000                  $10,430                             $10,464
   1/13/2000                  $10,470                             $10,492
   1/14/2000                  $10,630                             $10,620
   1/18/2000                  $10,440                             $10,473
   1/19/2000                  $10,390                             $10,408
   1/20/2000                  $10,210                             $10,283
   1/21/2000                  $10,090                             $10,193
   1/24/2000                   $9,810                              $9,972
   1/25/2000                   $9,840                              $9,992
   1/26/2000                   $9,850                              $9,995
   1/27/2000                   $9,850                              $9,990
   1/28/2000                   $9,500                              $9,728
   1/31/2000                   $9,740                              $9,911
    2/1/2000                   $9,780                             $10,002
    2/2/2000                   $9,720                              $9,968
    2/3/2000                   $9,750                              $9,977
    2/4/2000                   $9,680                              $9,932
    2/7/2000                   $9,600                              $9,879
    2/8/2000                   $9,660                              $9,926
    2/9/2000                   $9,380                              $9,692
   2/10/2000                   $9,310                              $9,642
   2/11/2000                   $9,080                              $9,444
   2/14/2000                   $9,180                              $9,530
   2/15/2000                   $9,400                              $9,709
   2/16/2000                   $9,220                              $9,567
   2/17/2000                   $9,160                              $9,525
   2/18/2000                   $8,870                              $9,258
   2/22/2000                   $8,930                              $9,335
   2/23/2000                   $8,870                              $9,263
   2/24/2000                   $8,740                              $9,143
   2/25/2000                   $8,480                              $8,934
   2/28/2000                   $8,660                              $9,094
   2/29/2000                   $8,780                              $9,175
    3/1/2000                   $8,790                              $9,184
    3/2/2000                   $8,810                              $9,208
    3/3/2000                   $9,000                              $9,391
    3/6/2000                   $8,760                              $9,213
    3/7/2000                   $8,320                              $8,874
    3/8/2000                   $8,410                              $8,929
    3/9/2000                   $8,600                              $9,068
   3/10/2000                   $8,520                              $8,994
   3/13/2000                   $8,530                              $9,011
   3/14/2000                   $8,530                              $8,888
   3/15/2000                   $8,660                              $9,178
   3/16/2000                   $9,170                              $9,630
   3/17/2000                   $9,130                              $9,598
   3/20/2000                   $9,210                              $9,675
   3/21/2000                   $9,450                              $9,881
   3/22/2000                   $9,400                              $9,844
   3/23/2000                   $9,670                             $10,073
   3/24/2000                   $9,690                             $10,067
   3/27/2000                   $9,560                              $9,988
   3/28/2000                   $9,480                              $9,907
   3/29/2000                   $9,580                              $9,982
   3/30/2000                   $9,530                              $9,947
   3/31/2000                   $9,460                              $9,894
    4/3/2000                   $9,800                             $10,166
    4/4/2000                   $9,730                             $10,114
    4/5/2000                   $9,580                              $9,995
    4/6/2000                   $9,670                             $10,068
    4/7/2000                   $9,660                             $10,066
   4/10/2000                   $9,740                             $10,134
   4/11/2000                   $9,860                             $10,225
   4/12/2000                   $9,660                             $10,078
   4/13/2000                   $9,450                              $9,895
   4/14/2000                   $8,770                              $9,336
   4/17/2000                   $9,030                              $9,586
   4/18/2000                   $9,220                              $9,754
   4/19/2000                   $9,150                              $9,670
   4/20/2000                   $9,330                              $9,823
   4/24/2000                   $9,390                              $9,880
   4/25/2000                   $9,640                             $10,078
   4/26/2000                   $9,420                              $9,915
   4/27/2000                   $9,350                              $9,863
   4/28/2000                   $9,200                              $9,724
    5/1/2000                   $9,270                              $9,794
    5/2/2000                   $9,180                              $9,721
    5/3/2000                   $8,910                              $9,494
    5/4/2000                   $8,850                              $9,432
    5/5/2000                   $9,020                              $9,582
    5/8/2000                   $9,040                              $9,606
    5/9/2000                   $8,970                              $9,545
   5/10/2000                   $8,730                              $9,392
   5/11/2000                   $8,960                              $9,553
   5/12/2000                   $9,020                              $9,611
   5/15/2000                   $9,220                              $9,790
   5/16/2000                   $9,350                              $9,905
   5/17/2000                   $9,180                              $9,756
   5/18/2000                   $9,180                              $9,763
   5/19/2000                   $9,030                              $9,627
   5/22/2000                   $8,800                              $9,550
   5/23/2000                   $8,690                              $9,441
   5/24/2000                   $8,800                              $9,544
   5/25/2000                   $8,580                              $9,352
   5/26/2000                   $8,540                              $9,330
   5/30/2000                   $8,770                              $9,536
   5/31/2000                   $8,720                              $9,532
    6/1/2000                   $8,840                              $9,650
    6/2/2000                   $8,980                              $9,779
    6/5/2000                   $9,010                              $9,797
    6/6/2000                   $8,930                              $9,725
    6/7/2000                   $8,990                              $9,795
    6/8/2000                   $8,840                              $9,665
    6/9/2000                   $8,790                              $9,615
   6/12/2000                   $8,730                              $9,570
   6/13/2000                   $8,790                              $9,622
   6/14/2000                   $8,850                              $9,682
   6/15/2000                   $8,870                              $9,706
   6/16/2000                   $8,600                              $9,466
   6/19/2000                   $8,710                              $9,564
   6/20/2000                   $8,570                              $9,453
   6/21/2000                   $8,630                              $9,510
   6/22/2000                   $8,510                              $9,399
   6/23/2000                   $8,540                              $9,425
   6/26/2000                   $8,690                              $9,551
   6/27/2000                   $8,640                              $9,516
   6/28/2000                   $8,660                              $9,537
   6/29/2000                   $8,530                              $9,419
   6/30/2000                   $8,570                              $9,464
    7/3/2000                   $8,690                              $9,567
    7/5/2000                   $8,600                              $9,497
    7/6/2000                   $8,600                              $9,495
    7/7/2000                   $8,760                              $9,635
   7/10/2000                   $8,770                              $9,644
   7/11/2000                   $8,850                              $9,717
   7/12/2000                   $8,910                              $9,768
   7/13/2000                   $8,910                              $9,773
   7/14/2000                   $8,930                              $9,795
   7/17/2000                   $8,920                              $9,787
   7/18/2000                   $8,860                              $9,729
   7/19/2000                   $8,820                              $9,689
   7/20/2000                   $8,970                              $9,823
   7/21/2000                   $8,830                              $9,723
   7/24/2000                   $8,800                              $9,679
   7/25/2000                   $8,810                              $9,693
   7/26/2000                   $8,630                              $9,527
   7/27/2000                   $8,700                              $9,590
   7/28/2000                   $8,610                              $9,522
   7/31/2000                   $8,620                              $9,532
    8/1/2000                   $8,710                              $9,609
    8/2/2000                   $8,790                              $9,682
    8/3/2000                   $8,800                              $9,699
    8/4/2000                   $8,860                              $9,754
    8/7/2000                   $8,970                              $9,844
    8/8/2000                   $9,080                              $9,944
    8/9/2000                   $9,010                              $9,879
   8/10/2000                   $9,020                              $9,882
   8/11/2000                   $9,130                              $9,990
   8/14/2000                   $9,280                             $10,124
   8/15/2000                   $9,170                             $10,025
   8/16/2000                   $9,120                              $9,972
   8/17/2000                   $9,160                             $10,015
   8/18/2000                   $9,150                             $10,007
   8/21/2000                   $9,190                             $10,037
   8/22/2000                   $9,250                             $10,091
   8/23/2000                   $9,250                             $10,096
   8/24/2000                   $9,300                             $10,130
   8/25/2000                   $9,300                             $10,139
   8/28/2000                   $9,360                             $10,194
   8/29/2000                   $9,320                             $10,159
   8/30/2000                   $9,200                             $10,058
   8/31/2000                   $9,320                             $10,159
    9/1/2000                   $9,340                             $10,181
    9/5/2000                   $9,360                             $10,201
    9/6/2000                   $9,410                             $10,246
    9/7/2000                   $9,360                             $10,200
    9/8/2000                   $9,300                             $10,165
   9/11/2000                   $9,280                             $10,142
   9/12/2000                   $9,330                             $10,176
   9/13/2000                   $9,270                             $10,130
   9/14/2000                   $9,170                             $10,044
   9/15/2000                   $8,990                              $9,898
   9/18/2000                   $8,880                              $9,791
   9/19/2000                   $8,850                              $9,774
   9/20/2000                   $8,750                              $9,682
   9/21/2000                   $8,830                              $9,752
   9/22/2000                   $8,920                              $9,826
   9/25/2000                   $8,870                              $9,791
   9/26/2000                   $8,680                              $9,631
   9/27/2000                   $8,680                              $9,628
   9/28/2000                   $8,870                              $9,805
   9/29/2000                   $8,690                              $9,648
   10/2/2000                   $8,740                              $9,693
   10/3/2000                   $8,750                              $9,711
   10/4/2000                   $8,820                              $9,769
   10/5/2000                   $8,770                              $9,715
   10/6/2000                   $8,640                              $9,599
   10/9/2000                   $8,600                              $9,574
  10/10/2000                   $8,540                              $9,534
  10/11/2000                   $8,440                              $9,434
  10/12/2000                   $8,060                              $9,090
  10/13/2000                   $8,210                              $9,233
  10/16/2000                   $8,270                              $9,275
  10/17/2000                   $8,110                              $9,140
  10/18/2000                   $8,000                              $9,036
  10/19/2000                   $8,170                              $9,188
  10/20/2000                   $8,250                              $9,264
  10/23/2000                   $8,300                              $9,305
  10/24/2000                   $8,400                              $9,415
  10/25/2000                   $8,330                              $9,354
  10/26/2000                   $8,390                              $9,403
  10/27/2000                   $8,610                              $9,594
  10/30/2000                   $8,840                              $9,816
  10/31/2000                   $8,980                              $9,938
   11/1/2000                   $8,910                              $9,874
   11/2/2000                   $8,880                              $9,856
   11/3/2000                   $8,820                              $9,800
   11/6/2000                   $8,990                              $9,944
   11/7/2000                   $8,960                              $9,921
   11/8/2000                   $8,900                              $9,880
   11/9/2000                   $8,830                              $9,814
  11/10/2000                   $8,580                              $9,605
  11/13/2000                   $8,500                              $9,527
  11/14/2000                   $8,680                              $9,676
  11/15/2000                   $8,710                              $9,700
  11/16/2000                   $8,640                              $9,653
  11/17/2000                   $8,620                              $9,629
  11/20/2000                   $8,450                              $9,478
  11/21/2000                   $8,490                              $9,507
  11/22/2000                   $8,380                              $9,420
  11/24/2000                   $8,460                              $9,485
  11/27/2000                   $8,540                              $9,553
  11/28/2000                   $8,490                              $9,519
  11/29/2000                   $8,610                              $9,629
  11/30/2000                   $8,400                              $9,434
   12/1/2000                   $8,360                              $9,397
   12/4/2000                   $8,550                              $9,566
   12/5/2000                   $8,860                              $9,873
   12/6/2000                   $8,630                              $9,661
   12/7/2000                   $8,570                              $9,618
   12/8/2000                   $8,610                              $9,705
  12/11/2000                   $8,700                              $9,716
  12/12/2000                   $8,740                              $9,755
  12/13/2000                   $8,760                              $9,778
  12/14/2000                   $8,630                              $9,670
  12/15/2000                   $8,380                              $9,453
  12/18/2000                   $8,610                              $9,643
  12/19/2000                   $8,540                              $9,588
  12/20/2000                   $8,270                              $9,348
  12/21/2000                   $8,450                              $9,500
  12/22/2000                   $8,600                              $9,634
  12/26/2000                   $8,660                              $9,686
  12/27/2000                   $8,770                              $9,786
  12/28/2000                   $8,820                              $9,846
  12/29/2000                   $8,720                              $9,772
    1/2/2001                   $8,590                              $9,644
    1/3/2001                   $8,890                              $9,915
    1/4/2001                   $8,860                              $9,885
    1/5/2001                   $8,590                              $9,658
    1/8/2001                   $8,560                              $9,622
    1/9/2001                   $8,500                              $9,577
   1/10/2001                   $8,550                              $9,606
   1/11/2001                   $8,530                              $9,611
   1/12/2001                   $8,450                              $9,535
   1/16/2001                   $8,580                              $9,650
   1/17/2001                   $8,510                              $9,588
   1/18/2001                   $8,600                              $9,673
   1/19/2001                   $8,500                              $9,591
   1/22/2001                   $8,510                              $9,583
   1/23/2001                   $8,570                              $9,647
   1/24/2001                   $8,560                              $9,645
   1/25/2001                   $8,650                              $9,720
   1/26/2001                   $8,580                              $9,657
   1/29/2001                   $8,620                              $9,695
   1/30/2001                   $8,800                              $9,857
   1/31/2001                   $8,800                              $9,863
    2/1/2001                   $8,910                              $9,950
    2/2/2001                   $8,780                              $9,842
    2/5/2001                   $8,890                              $9,934
    2/6/2001                   $8,870                              $9,926
    2/7/2001                   $8,870                              $9,916
    2/8/2001                   $8,790                              $9,856
    2/9/2001                   $8,710                              $9,767
   2/12/2001                   $8,860                              $9,916
   2/13/2001                   $8,820                              $9,877
   2/14/2001                   $8,720                              $9,779
   2/15/2001                   $8,820                              $9,866
   2/16/2001                   $8,720                              $9,783
   2/20/2001                   $8,650                              $9,721
   2/21/2001                   $8,440                              $9,536
   2/22/2001                   $8,450                              $9,536
   2/23/2001                   $8,360                              $9,459
   2/26/2001                   $8,560                              $9,641
   2/27/2001                   $8,560                              $9,636
   2/28/2001                   $8,400                              $9,507
    3/1/2001                   $8,370                              $9,467
    3/2/2001                   $8,380                              $9,481
    3/5/2001                   $8,470                              $9,568
    3/6/2001                   $8,510                              $9,594
    3/7/2001                   $8,650                              $9,720
    3/8/2001                   $8,760                              $9,836
    3/9/2001                   $8,550                              $9,643
   3/12/2001                   $8,120                              $9,247
   3/13/2001                   $8,210                              $9,322
   3/14/2001                   $7,900                              $9,035
   3/15/2001                   $7,950                              $9,087
   3/16/2001                   $7,740                              $8,899
   3/19/2001                   $7,870                              $9,022
   3/20/2001                   $7,620                              $8,806
   3/21/2001                   $7,400                              $8,594
   3/22/2001                   $7,290                              $8,506
   3/23/2001                   $7,420                              $8,610
   3/26/2001                   $7,600                              $8,776
   3/27/2001                   $7,830                              $9,011
   3/28/2001                   $7,670                              $8,864
   3/29/2001                   $7,690                              $8,877
   3/30/2001                   $7,760                              $8,949
    4/2/2001                   $7,620                              $8,858
    4/3/2001                   $7,340                              $8,593
    4/4/2001                   $7,390                              $8,620
    4/5/2001                   $7,780                              $8,985
    4/6/2001                   $7,660                              $8,869
    4/9/2001                   $7,720                              $8,918
   4/10/2001                   $7,950                              $9,152
   4/11/2001                   $7,870                              $9,071
   4/12/2001                   $7,990                              $9,174
   4/16/2001                   $7,990                              $9,202
   4/17/2001                   $8,060                              $9,255
   4/18/2001                   $8,460                              $9,617
   4/19/2001                   $8,540                              $9,687
   4/20/2001                   $8,430                              $9,584
   4/23/2001                   $8,360                              $9,541
   4/24/2001                   $8,300                              $9,470
   4/25/2001                   $8,460                              $9,625
   4/26/2001                   $8,520                              $9,686
   4/27/2001                   $8,640                              $9,793
   4/30/2001                   $8,550                              $9,725
    5/1/2001                   $8,720                              $9,873
    5/2/2001                   $8,700                              $9,853
    5/3/2001                   $8,620                              $9,780
    5/4/2001                   $8,780                              $9,920
    5/7/2001                   $8,750                              $9,906
    5/8/2001                   $8,700                              $9,859
    5/9/2001                   $8,690                              $9,844
   5/10/2001                   $8,740                              $9,883
   5/11/2001                   $8,650                              $9,803
   5/14/2001                   $8,700                              $9,853
   5/15/2001                   $8,700                              $9,850
   5/16/2001                   $9,050                             $10,160
   5/17/2001                   $9,080                             $10,190
   5/18/2001                   $9,140                             $10,238
   5/21/2001                   $9,160                             $10,271
   5/22/2001                   $9,090                             $10,198
   5/23/2001                   $8,930                             $10,060
   5/24/2001                   $8,950                             $10,076
   5/25/2001                   $8,830                              $9,969
   5/29/2001                   $8,860                             $10,000
   5/30/2001                   $8,700                              $9,849
   5/31/2001                   $8,730                              $9,885
    6/1/2001                   $8,820                              $9,956
    6/4/2001                   $8,880                             $10,020
    6/5/2001                   $9,000                             $10,124
    6/6/2001                   $8,890                             $10,028
    6/7/2001                   $8,900                             $10,047
    6/8/2001                   $8,790                              $9,944
   6/11/2001                   $8,730                              $9,894
   6/12/2001                   $8,760                              $9,918
   6/13/2001                   $8,690                              $9,848
   6/14/2001                   $8,500                              $9,684
   6/15/2001                   $8,450                              $9,624
   6/18/2001                   $8,470                              $9,643
   6/19/2001                   $8,410                              $9,599
   6/20/2001                   $8,460                              $9,645
   6/21/2001                   $8,520                              $9,707
   6/22/2001                   $8,420                              $9,606
   6/25/2001                   $8,310                              $9,516
   6/26/2001                   $8,280                              $9,487
   6/27/2001                   $8,250                              $9,453
   6/28/2001                   $8,370                              $9,572
   6/29/2001                   $8,310                              $9,514
    7/2/2001                   $8,400                              $9,597
    7/3/2001                   $8,380                              $9,576
    7/5/2001                   $8,280                              $9,493
    7/6/2001                   $8,060                              $9,288
    7/9/2001                   $8,100                              $9,330
   7/10/2001                   $7,980                              $9,218
   7/11/2001                   $8,050                              $9,277
   7/12/2001                   $8,280                              $9,493
   7/13/2001                   $8,340                              $9,547
   7/16/2001                   $8,270                              $9,486
   7/17/2001                   $8,400                              $9,608
   7/18/2001                   $8,360                              $9,575
   7/19/2001                   $8,410                              $9,611
   7/20/2001                   $8,370                              $9,581
   7/23/2001                   $8,210                              $9,443
   7/24/2001                   $8,040                              $9,277
   7/25/2001                   $8,200                              $9,426
   7/26/2001                   $8,250                              $9,471
   7/27/2001                   $8,210                              $9,436
   7/30/2001                   $8,190                              $9,423
   7/31/2001                   $8,310                              $9,532
    8/1/2001                   $8,300                              $9,521
    8/2/2001                   $8,340                              $9,558
    8/3/2001                   $8,310                              $9,523
    8/6/2001                   $8,190                              $9,422
    8/7/2001                   $8,240                              $9,474
    8/8/2001                   $8,080                              $9,325
    8/9/2001                   $8,090                              $9,329
   8/10/2001                   $8,200                              $9,436
   8/13/2001                   $8,200                              $9,436
   8/14/2001                   $8,200                              $9,432
   8/15/2001                   $8,140                              $9,372
   8/16/2001                   $8,190                              $9,414
   8/17/2001                   $8,030                              $9,277
   8/20/2001                   $8,120                              $9,349
   8/21/2001                   $7,960                              $9,216
   8/22/2001                   $8,070                              $9,310
   8/23/2001                   $8,030                              $9,266
   8/24/2001                   $8,220                              $9,442
   8/27/2001                   $8,170                              $9,405
   8/28/2001                   $8,020                              $9,260
   8/29/2001                   $7,890                              $9,141
   8/30/2001                   $7,720                              $8,986
   8/31/2001                   $7,760                              $9,013

                                         1 YEAR             SINCE INCEPTION(2)
                                         ------             ------------------
INVESTOR CLASS                          (16.74%)            (13.49%) (12/2/99)
ADVISOR CLASS                           (17.49%)             (9.55%)  (6/1/00)
BROKER CLASS-NO LOAD                    (17.38%)            (15.00%) (8/17/00)
BROKER CLASS-LOAD(4)                    (22.38%)            (18.88%) (8/17/00)
DJ INDUSTRIAL AVERAGE INDEX(1)          (11.28%)             (5.76%) (12/2/99)

The Potomac Dow 30 Plus Fund seeks to provide daily investment returns that correspond to 125% of the return of the Dow Jones Industrial Average(SM)("Dow"). The principal securities in the Fund's portfolio include long positions in all 30 stocks in the Dow and Dow futures contracts. After falling from a level of 11,310 at the outset of the fiscal year to below 10,000, the Dow recovered to just under 11,000 by November 6th. For the next four months, the Dow traded within a fairly narrow trading range. In March, the Dow dropped 13% percent to 9,389, but promptly reversed course and climbed back over 11,000 in May, to a high for the fiscal year of 11,338 on May 21st. By the end of the fiscal year, the Dow had retreated back under the psychologically important 10,000 level, to close at 9,950. For the fiscal year, the Dow lost (11.28%), while the Investor Class of the Fund declined (16.74%).


(1)  RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2)  AVERAGE ANNUAL RATE OF RETURN.

(3) THE GRAPH REPRESENTS INFORMATION FOR THE INVESTOR CLASS SHARES ONLY. PERFORMANCE FOR OTHER CLASSES WOULD BE LOWER DUE TO DIFFERENCES IN FEE STRUCTURES.

(4) REFLECTS MAXIMUM APPLICABLE DEFERRED SALES CHARGE OF 5% DURING THE FIRST YEAR AND 4% DURING THE SECOND YEAR.


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                  U.S.PLUS FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2001


SHARES                                                   VALUE
----------------------------------------------------------------
COMMON STOCKS - 93.7%*
     97,186   Standard & Poor's Depository
                Receipts Trust                       $11,093,782
                                                     -----------

              TOTAL COMMON STOCKS
                (Cost $11,384,062)                    11,093,782
                                                     -----------


FACE AMOUNT                                              VALUE
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%*
    $72,414   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                            $    72,227
     20,690   Fannie Mae 3.46%, 9/18/2001                 20,656
                                                     -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $92,883)                            92,883
                                                     -----------

U.S. TREASURY OBLIGATIONS - 0.5%*

    $56,897   U.S. Treasury Bill 3.33%,
                10/18/2001                                56,649
                                                     -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $56,649)                            56,649
                                                     -----------

              TOTAL INVESTMENTS - 95.0%*
                (Cost $11,533,594)                   $11,243,314
                                                     -----------
                                                     -----------


*  Calculated as a percentage of net assets.

------------------------------------------------------------------------------
                               U.S.PLUS FUND
                      SCHEDULE OF FUTURES CONTRACTS
                             AUGUST 31, 2001

                                                   UNREALIZED
CONTRACTS                                         DEPRECIATION
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
         23   S&P 500 Index Futures
                Contracts Expiring
                September 2001
                (Underlying Face
                Amount at Market Value
                $6,526,825)                           $(170,528)
                                                     -----------
                                                     -----------


                 See notes to the financial statements.
                                  12

                                      U.S./SHORT FUND
                                  SCHEDULE OF INVESTMENTS
                                      AUGUST 31, 2001


FACE AMOUNT                                              VALUE
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.7%*
 $3,186,207   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                             $3,177,986
    910,345   Fannie Mae 3.46%, 9/18/2001                908,857
                                                     -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $4,086,843)                     $4,086,843
                                                     -----------

U.S. TREASURY OBLIGATIONS - 12.0%*
 $2,503,448   U.S. Treasury Bill 3.33%,
                10/18/2001                            $2,492,565
                                                     -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $2,492,565)                      2,492,565
                                                     -----------

              TOTAL INVESTMENTS - 31.7%*
                (Cost $6,579,408)                     $6,579,408
                                                     -----------
                                                     -----------


* Calculated as a percentage of net assets.
------------------------------------------------------------------------------
                               U.S./SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                               AUGUST 31, 2001


SHARES                                                   VALUE
----------------------------------------------------------------

67,500        Standard & Poor's Depository
                Receipts Trust                        $7,705,125
                                                     -----------

              TOTAL SECURITIES SOLD SHORT
                (Proceeds $7,859,175)                 $7,705,125
                                                     -----------
                                                     -----------


                See notes to the financial statements.
                                 13

                                   U.S./SHORT FUND
                        SCHEDULE OF SHORT FUTURES CONTRACTS
                                  AUGUST 31, 2001



                                                      UNREALIZED
CONTRACTS                                           APPRECIATION
----------------------------------------------------------------

SHORT FUTURES CONTRACTS
         46   S&P 500 Index Futures Contracts
                Expiring September 2001
                (Underlying Face Amount
                at Market Value $13,053,650)             $62,368
                                                     ===========

                See notes to the financial statements.

                                OTC PLUS FUND
                           SCHEDULE OF INVESTMENTS
                               AUGUST 31, 2001

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS - 95.0%*

     64,191   Microsoft Corporation**              $ 3,662,097
     81,608   Intel Corporation                      2,281,760
     31,651   QUALCOMM Inc.**                        1,862,661
     90,615   Cisco Systems, Inc.**                  1,479,743
     16,849   Amgen Inc.**                           1,083,391
     81,114   Oracle Corporation**                     990,402
     15,942   Maxim Integrated Products,
                Inc.**                                 736,680
     33,216   Dell Computer Corporation**              710,158
     14,516   Applied Materials, Inc.**                625,494
     14,723   Linear Technology Corporation            604,821
     15,171   Xilinx, Inc.**                           592,276
     15,536   Comcast Corporation -
                Special Class A**                      569,084
     49,096   Sun Microsystems, Inc.**                 562,149
     18,851   Altera Corporation**                     535,368
      9,021   Genzyme Corporation
                (General Division)**                   510,949
      9,476   Concord EFS, Inc.**                      497,206
     14,395   PeopleSoft, Inc.**                       496,340
     36,003   WorldCom, Inc. - WorldCom
                Group**                                462,998
     12,276   Paychex, Inc.                            455,071
     25,774   Immunex Corporation**                    447,952
     14,938   Gemstar - TV Guide
                International, Inc.**                  443,061
      9,203   Chiron Corporation**                     429,044
     14,077   VERITAS Software Corporation**           404,291
     18,105   Flextronics International Ltd.**         397,224
     18,294   Siebel Systems, Inc.**                   395,150
     32,553   Nextel Communications, Inc. -
                Class A**                              393,240
      6,983   eBay Inc.**                              392,654
     13,451   Bed Bath & Beyond Inc.**                 388,061
      7,785   KLA-Tencor Corporation**                 382,555
      6,329   Biogen, Inc.**                           382,018
     12,525   Biomet, Inc.                             346,066
      9,108   Intuit Inc.**                            344,100
      5,622   IDEC Pharmaceuticals
                Corporation**                          333,216
     47,012   JDS Uniphase Corporation**               331,435
      7,028   Cintas Corporation                       327,224
      7,890   MedImmune, Inc.**                        316,784
     16,870   Apple Computer, Inc.**                   312,939
     18,318   Starbucks Corporation**              $   309,025
      8,214   Costco Wholesale Corporation**           307,286
      5,390   Fiserv, Inc.**                           291,976
     12,243   USA Networks, Inc.**                     283,548
      8,122   Adobe Systems Incorporated               272,980
      6,563   VeriSign, Inc.**                         269,411
      4,647   Electronic Arts Inc.**                   268,178
      7,939   Check Point Software
                Technologies, Ltd.**                   253,969
      7,604   Citrix Systems, Inc.**                   250,552
      8,468   EchoStar Communications
                Corporation - Class A**                238,459
     13,434   CIENA Corporation **                     229,990
      8,271   Millennium Pharmaceuticals,
                Inc.**                                 227,452
      5,035   Novellus Systems, Inc.**                 223,101
      2,619   NVIDIA Corporation**                     221,855
     11,826   Sanmina Corporation**                    212,986
      6,994   PanAmSat Corporation**                   207,582
     12,654   BEA Systems, Inc.**                      204,615
      4,335   Human Genome Sciences, Inc.**            194,555
      6,270   PMC-Sierra, Inc.**                       192,802
      7,971   Brocade Communications
                Systems, Inc.**                        191,703
      5,727   Broadcom Corporation -
                Class A**                              184,123
      5,718   Adelphia Communications
                Corporation - Class A**                180,403
      3,947   TMP Worldwide Inc.**                     177,023
     12,081   Applied Micro Circuits
                Corporation**                          172,396
     33,205   Telefonaktiebolaget LM
                Ericsson AB - SP ADR                   165,361
      2,973   PACCAR Inc.                              164,407
      6,431   RF Micro Devices, Inc.**                 163,733
     10,621   Staples, Inc.**                          159,846
      6,162   Comverse Technology, Inc.**              154,913
     11,797   Network Appliance, Inc.**                152,889
     33,813   ADC Telecommunications, Inc.**           147,763
      8,277   Smurfit-Stone Container
                Corporation**                          142,861
      3,780   Microchip Technology
                Incorporated**                         134,908
     12,056   Atmel Corporation**                      115,617
      9,454   Conexant Systems, Inc. **                112,597



                    See notes to the financial statements.

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS - 95.0%* (CONTINUED)

      9,444   Yahoo! Inc.**                        $   112,006
      8,083   Tellabs, Inc.**                          107,666
      3,371   Molex Incorporated                       106,422
      7,358   Rational Software Corporation**          105,661
      7,305   Juniper Networks, Inc.**                 102,270
     15,326   i2 Technologies, Inc.**                  102,071
      6,883   Vitesse Semiconductor
                Corporation**                          100,492
      3,256   QLogic Corporation**                      97,713
      7,862   Compuware Corporation**                   95,995
     12,437   Parametric Technology
                Corporation**                           90,666
      2,830   Abgenix, Inc.**                           84,815
      3,048   Mercury Interactive Corporation**         82,326
      8,265   Amazon.com, Inc.**                        73,889
     15,026   Novell, Inc.**                            68,368
     18,598   Palm, Inc.**                              66,581
      5,366   CNET Networks, Inc.**                     49,260
      5,229   RealNetworks, Inc.**                      37,753
      8,863   Level 3 Communications, Inc.**            33,857
      5,949   3Com Corporation**                        24,450
     13,054   CMGI Inc.**                               23,236
     17,176   McLeodUSA Incorporated -
                Class A**                               21,470
      8,232   Ariba, Inc.**                             18,769
     20,608   Exodus Communications, Inc.**             18,135
      4,022   Inktomi Corporation**                     15,927
     20,469   Metromedia Fiber Network, Inc.**          15,352
     12,721   XO Communications, Inc. -
                Class A**                               14,502
     10,289   BroadVision, Inc.**                       13,273
      8,790   At Home Corporation - Series A**           3,692
                                                   -----------

              TOTAL COMMON STOCKS
                (Cost $22,726,018)                  34,353,144
                                                   -----------

              TOTAL INVESTMENTS - 95.0%*
                (Cost $22,726,018)                 $34,353,144
                                                   ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.



                    See notes to the financial statements.

                                 OTC PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2001

                                                   UNREALIZED
CONTRACTS                                         DEPRECIATION
--------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

         73   NASDAQ 100 Index
                Futures Contracts Expiring
                September 2001
                (Underlying
                Face Amount at Market
                Value $10,749,250)                 $(663,352)
                                                   ==========


                    See notes to the financial statements.

                                OTC/SHORT FUND
                           SCHEDULE OF INVESTMENTS
                               AUGUST 31, 2001

FACE AMOUNT                                             VALUE
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.7%*

 $1,206,897   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                          $1,203,783
    344,828   Fannie Mae 3.46%, 9/18/2001             344,264
                                                   ----------

              TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $1,548,047)                   1,548,047
                                                   ----------

U.S. TREASURY OBLIGATIONS - 19.9%*

 $  948,276   U.S. Treasury Bill 3.33%,
                10/18/2001                         $  944,153
                                                   ----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $944,153)                       944,153
                                                   ----------

              TOTAL INVESTMENTS - 52.6%*
                (Cost $2,492,200)                  $2,492,200
                                                   ==========

* Calculated as a percentage of net assets.



                    See notes to the financial statements.

                                OTC/SHORT FUND
                      SCHEDULE OF SECURITIES SOLD SHORT
                               AUGUST 31, 2001

SHARES                                                          VALUE
---------------------------------------------------------------------
      9,942   Microsoft Corporation                        $  567,191
     12,640   Intel Corporation                               353,414
      4,902   QUALCOMM Inc.                                   288,483
     14,035   Cisco Systems, Inc.                             229,192
      2,610   Amgen Inc.                                      167,823
     12,563   Oracle Corporation                              153,394
      2,469   Maxim Integrated Products, Inc.                 114,092
      5,145   Dell Computer Corporation                       110,000
      2,248   Applied Materials, Inc.                          96,866
      2,280   Linear Technology Corporation                    93,662
      2,350   Xilinx, Inc.                                     91,744
      2,406   Comcast Corporation -
                Special Class A                                88,132
      7,604   Sun Microsystems, Inc.                           87,066
      2,920   Altera Corporation                               82,928
      1,397   Genzyme Corporation
                (General Division)                             79,126
      1,468   Concord EFS, Inc.                                77,026
      2,230   PeopleSoft, Inc.                                 76,890
      5,576   WorldCom, Inc. - WorldCom Group                  71,707
      1,901   Paychex, Inc.                                    70,470
      3,992   Immunex Corporation                              69,381
      2,314   Gemstar - TV Guide
                International, Inc.                            68,633
      1,425   Chiron Corporation                               66,434
      2,180   VERITAS Software Corporation                     62,610
      2,804   Flextronics International Ltd.                   61,520
      2,833   Siebel Systems, Inc.                             61,193
      5,042   Nextel Communications, Inc. -
                Class A                                        60,907
      1,081   eBay Inc.                                        60,785
      2,083   Bed Bath & Beyond Inc.                           60,095
      1,206   KLA-Tencor Corporation                           59,263
        980   Biogen, Inc.                                     59,153
      1,940   Biomet, Inc.                                     53,602
      1,411   Intuit Inc.                                      53,308
        871   IDEC Pharmaceuticals Corporation                 51,624
      7,281   JDS Uniphase Corporation                         51,331
      1,089   Cintas Corporation                               50,704
      1,222   MedImmune, Inc.                                  49,063
      2,613   Apple Computer, Inc.                             48,471
      2,837   Starbucks Corporation                            47,860
      1,272   Costco Wholesale Corporation                     47,586
        834   Fiserv, Inc.                                     45,178
      1,896   USA Networks, Inc.                               43,911
      1,258   Adobe Systems Incorporated                   $   42,281
      1,017   VeriSign, Inc.                                   41,748
        720   Electronic Arts Inc.                             41,551
      1,230   Check Point Software
                Technologies, Ltd.                             39,348
      1,178   Citrix Systems, Inc.                             38,815
      1,312   Echostar Communications
                Corporation - Class A                          36,946
      2,081   CIENA Corporation                                35,627
      1,281   Millennium Pharmaceuticals, Inc.                 35,228
        780   Novellus Systems, Inc.                           34,562
        406   NVIDIA Corporation                               34,392
      1,832   Sanmina Corporation                              32,994
      1,083   PanAmSat Corporation                             32,143
      1,960   BEA Systems, Inc.                                31,693
        671   Human Genome Sciences, Inc.                      30,114
        971   PMC - Sierra, Inc.                               29,858
      1,235   Brocade Communications
                Systems, Inc.                                  29,702
        887   Broadcom Corporation - Class A                   28,517
        886   Adelphia Communications
                Corporation - Class A                          27,953
        611   TMP Worldwide Inc.                               27,403
      1,871   Applied Micro Circuits Corporation               26,699
      5,143   Telefonaktiebolaget LM Ericsson
                AB - SP ADR                                    25,612
        460   PACCAR Inc.                                      25,438
        996   RF Micro Devices, Inc.                           25,358
      1,645   Staples, Inc.                                    24,757
        954   Comverse Technology, Inc.                        23,984
      1,827   Network Appliance, Inc.                          23,678
      5,237   ADC Telecommunications, Inc.                     22,886
      1,282   Smurfit-Stone Container
                Corporation                                    22,127
        586   Microchip Technology Incorporated                20,914
      1,867   Atmel Corporation                                17,905
      1,464   Conexant Systems, Inc.                           17,436
      1,463   Yahoo! Inc.                                      17,351
      1,252   Tellabs, Inc.                                    16,677
        522   Molex Incorporated                               16,480
      1,140   Rational Software Corporation                    16,370
      1,131   Juniper Networks, Inc.                           15,834
      2,374   i2 Technologies, Inc.                            15,811
      1,066   Vitesse Semiconductor
                Corporation                                    15,564



                    See notes to the financial statements.

SHARES                                                          VALUE
---------------------------------------------------------------------
        504   QLogic Corporation                           $   15,125
      1,218   Compuware Corporation                            14,872
      1,926   Parametric Technology Corporation                14,041
        438   Abgenix, Inc.                                    13,127
        472   Mercury Interactive Corporation                  12,749
      1,280   Amazon.com, Inc.                                 11,443
      2,327   Novell, Inc.                                     10,588
      2,880   Palm, Inc.                                       10,310
        831   CNET Networks, Inc.                               7,629
        810   RealNetworks, Inc.                                5,848
      1,373   Level 3 Communications, Inc.                      5,245
        921   3Com Corporation                                  3,785
      2,022   CMGI Inc.                                         3,599
      2,660   McLeodUSA Incorporated                            3,325
      1,275   Ariba, Inc.                                       2,907
      3,192   Exodus Communications, Inc.                       2,809
        623   Inktomi Corporation                               2,467
      3,170   Metromedia Fiber Network, Inc.                    2,378
      1,970   XO Communications, Inc. - Class A                 2,246
      1,594   BroadVision, Inc.                                 2,056
      1,361   At Home Corporation - Series A                      572
                                                           ----------

              TOTAL SECURITIES SOLD SHORT
                (Proceeds $7,433,509)                      $5,320,695
                                                           ==========



                    See notes to the financial statements.

                                OTC/SHORT FUND
                     SCHEDULE OF SHORT FUTURES CONTRACTS
                               AUGUST 31, 2001

                                                   UNREALIZED
CONTRACTS                                         APPRECIATION
--------------------------------------------------------------
SHORT FUTURES CONTRACTS

        2    NASDAQ 100 Index Futures
                Contracts Expiring
                September 2001
                (Underlying Face Amount
                at Market Value $294,500)            $12,091
                                                     =======



                    See notes to the financial statements.


                               SMALL CAP PLUS FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2001
----------------------------------------------------------------------
SHARES                                                           VALUE
----------------------------------------------------------------------
COMMON STOCKS - 59.8%*
      1,000   Colonial Properties Trust                      $ 29,970
      1,900   United Dominion Realty Trust, Inc.               27,550
      1,600   BancorpSouth, Inc.                               25,936
      1,100   AMCORE Financial, Inc.                           24,475
      1,000   Kirby Corporation**                              24,400
      1,000   Washington Real Estate
                Investment Trust                               24,360
        800   Shurgard Storage Centers, Inc.                   24,208
        500   New Jersey Resources Corporation                 22,500
      1,000   AGL Resources Inc.                               21,300
        400   Charles E. Smith Residential
                Realty, Inc.                                   21,212
        200   First Citizens BancShares, Inc.                  20,442
        800   Health Care REIT, Inc.                           19,808
      1,200   Avista Corporation                               19,524
        400   CenterPoint Properties Corporation               19,500
        500   International Bancshares Corporation             19,100
        700   Overseas Shipholding Group, Inc.                 19,082
        508   New York Community Bancorp, Inc.                 18,862
      1,200   Charter Municipal Mutual
                Acceptance Company                             18,816
        200   Park National Corporation                        18,600
        700   IndyMac Bancorp, Inc.**                          18,459
        700   Summit Properties Inc.                           18,347
      1,400   Commercial Net Lease Realty                      18,200
      1,600   RPM, Inc.                                        17,632
        700   Northwest Natural Gas Company                    17,500
        400   Minerals Technologies Inc.                       17,480
      1,000   First Charter Corporation                        17,230
        600   The J.M. Smucker Company                         16,788
        600   United Bankshares, Inc.                          16,740
        700   National Service Industries, Inc.                16,520
        500   Cytec Industries Inc.**                          16,510
        400   CH Energy Group, Inc.                            16,440
        400   Harman International Industries,
                Incorporated                                   16,440
        700   Sensormatic Electronics
                Corporation**                                  16,394
        700   Federal Realty Investment Trust                  15,925
        500   Home Properties of New York, Inc.                15,825
        700   Ryder System, Inc.                               15,813
        400   Neurocrine Biosciences, Inc.**                   15,732
        500   BRE Properties, Inc. - Class A                   15,725
        300   Essex Property Trust, Inc.                       15,630
        600   F.N.B. Corporation                             $ 15,522
        400   National Data Corporation                        15,444
        700   Sensient Technologies Corporation                15,393
        400   Superior Industries International, Inc.          15,340
        400   Post Properties, Inc.                            15,260
        400   Libbey Inc.                                      15,240
        400   Elantec Semiconductor, Inc.**                    15,200
        400   York International Corporation                   15,200
        300   Polaris Industries Inc.                          15,105
        400   Storage USA, Inc.                                15,080
        400   The Commerce Group, Inc.                         14,960
        500   Donaldson Company, Inc.                          14,925
        300   Media General, Inc. - Class A                    14,910
        700   Provident Bankshares Corporation                 14,609
      1,200   Pier 1 Imports, Inc.                             14,580
        800   Glimcher Realty Trust                            14,480
        400   Haemonetics Corporation**                        14,344
        400   Harsco Corporation                               14,160
      4,100   Crown Cork & Seal Company, Inc.                  14,145
        800   La-Z-Boy Incorporated                            14,080
        300   Zebra Technologies Corporation -
                Class A**                                      14,046
        700   Esterline Technologies Corporation**             14,035
      1,100   The Pep Boys - Manny, Moe & Jack                 14,003
      1,000   Worthington Industries, Inc.                     14,000
        400   Plexus Corp.**                                   13,928
        500   First BanCorp.                                   13,925
        400   Graco Inc.                                       13,760
        300   Whitney Holding Corporation                      13,737
        700   Capitol Federal Financial                        13,685
        400   Performance Food Group Company**                 13,504
        500   IHOP Corp.**                                     13,450
        400   NPS Pharmaceuticals, Inc.**                      13,448
        400   First Midwest Bancorp, Inc.                      13,416
      1,000   American Greetings Corporation -
                Class A                                        13,220
        500   Alexander & Baldwin, Inc.                        13,125
        500   Pan Pacific Retail Properties, Inc.              13,120
        700   Developers Diversified Realty
                Corporation                                    13,090
        600   Kellwood Company                                 13,056
        400   Piedmont Natural Gas Company, Inc.               13,020
        500   The Men's Wearhouse, Inc.**                      12,700
        400   Techne Corporation**                             12,676
        300   Michaels Stores, Inc.**                          12,606


                   See notes to the financial statements.


-----------------------------------------------------------------------
SHARES                                                            VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 59.8%* (CONTINUED)
        400   United Stationers Inc.**                       $ 12,604
        300   Datascope Corp.                                  12,603
        400   CBL & Associates Properties, Inc.                12,528
        500   Imation Corp.**                                  12,475
        600   Federal Signal Corporation                       12,408
        700   ArvinMeritor, Inc.                               12,390
        300   The Earthgrains Company                          12,075
      1,600   Stewart Enterprises, Inc. - Class A**            12,032
        800   Harmonic Inc.**                                  12,000
        400   Fleming Companies, Inc.                          11,840
        300   Diagnostic Products Corporation                  11,775
        300   Westamerica Bancorporation                       11,724
        300   Scholastic Corporation**                         11,679
        400   Carpenter Technology Corporation                 11,592
        500   Alfa Corporation                                 11,580
        500   Belden Inc.                                      11,475
        400   Microsemi Corporation**                          11,400
        300   SCP Pool Corporation**                           11,376
      2,500   Novell, Inc.**                                   11,375
        400   Public Service Company of
                New Mexico                                     11,360
        200   Cathay Bancorp, Inc.                             11,358
        400   Florida East Coast Industries, Inc.              11,300
      1,600   The Montana Power Company                        11,280
        800   Airgas, Inc.**                                   11,240
        530   TriQuint Semiconductor, Inc.**                   11,236
        700   Covanta Energy Corporation**                     11,200
        400   Staten Island Bancorp, Inc.                      11,120
        300   Activision, Inc.**                               11,115
        800   Ohio Casualty Corporation**                      11,048
        200   XTRA Corporation**                               10,992
        400   Hughes Supply, Inc.                              10,940
        300   ADVO, Inc.**                                     10,920
        400   Church & Dwight Co., Inc.                        10,896
        500   STERIS Corporation**                             10,820
        800   The Colonial BancGroup, Inc.                     10,800
        200   H.B. Fuller Company                              10,734
        400   CLARCOR Inc.                                     10,704
        200   Anchor Gaming**                                  10,690
        200   THQ Inc.**                                       10,630
        300   Coherent, Inc.**                                 10,620
        500   DQE, Inc.                                        10,600
        200   Ball Corporation                                 10,530
        400   Edwards Lifesciences
                Corporation**                                $ 10,516
        200   Forest City Enterprises,
                Inc. - Class A                                 10,510
      1,200   Silicon Storage Technology, Inc.**               10,476
        400   Healthcare Realty Trust, Inc.                    10,464
      1,000   Adaptec, Inc.**                                  10,450
        400   Furniture Brands International,
                Inc.**                                         10,432
        300   Mueller Industries, Inc.**                       10,425
        400   Enzo Biochem, Inc.**                             10,396
        500   Electronics for Imaging, Inc.**                  10,230
        500   Susquehanna Bancshares, Inc.                     10,225
        200   BorgWarner, Inc.                                 10,220
        500   Andrew Corporation**                             10,170
        500   Owens & Minor, Inc.                              10,150
        300   Respironics, Inc.**                              10,053
        400   Selective Insurance Group, Inc.                  10,048
        400   Fisher Scientific International Inc.             10,000
        400   Structural Dynamics Research
                Corporation**                                   9,988
        300   Chittenden Corporation                            9,960
        500   Plantronics, Inc.**                               9,950
      2,100   Ascential Software Corporation**                  9,912
        300   Lee Enterprises, Incorporated                     9,912
        200   Corus Bankshares, Inc.                            9,902
        300   Corn Products International, Inc.                 9,900
        300   K-V Pharmaceutical
                Comapny - Class B**                             9,900
        300   Jack in the Box Inc.**                            9,864
        300   Renal Care Group, Inc.**                          9,828
        400   WesBanco, Inc.                                    9,720
        400   Granite Construction Incorporated                 9,700
        400   ATMI, Inc.**                                      9,616
        400   Dole Food Company, Inc.                           9,596
        400   Tetra Tech, Inc.**                                9,592
        400   Photronics, Inc.**                                9,544
        300   Alpha Industries, Inc.**                          9,528
        500   Cell Genesys, Inc.**                              9,525
        700   Waypoint Financial Corp.                          9,520
      1,200   PETsMART, Inc.**                                  9,516
        700   ImmunoGen, Inc.**                                 9,506
        400   Tupperware Corporation                            9,452
        300   LandAmerica Financial Group, Inc.                 9,444
        500   Insight Enterprises, Inc.**                       9,375

                   See notes to the financial statements.

-----------------------------------------------------------------------
SHARES                                                            VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 59.8%* (CONTINUED)
        400   Coventry Health Care, Inc.**                  $  9,340
      1,000   Key Energy Services, Inc.**                      9,280
        400   ADTRAN, Inc.**                                   9,260
        900   Ligand Pharmaceuticals
                Incorporated - Class B**                       9,225
        400   Helix Technology Corporation                     9,200
        200   StanCorp Financial Group, Inc.                   9,200
        500   InFocus Corporation**                            9,140
        700   Annaly Mortgage Management Inc.                  9,135
        300   The Cheesecake Factory
                 Incorporated**                                9,120
        700   Kansas City Southern
                 Industries, Inc.**                            9,100
        500   ValueVision International, Inc.**                9,060
        300   Regeneron Pharmaceuticals, Inc.**                9,036
        400   Southwest Gas Corporation                        9,008
        400   Lincoln Electric Holdings, Inc.                  9,000
        300   Mentor Corporation                               9,000
        500   Price Communications
                Corporation**                                  8,990
        400   Werner Enterprises, Inc.                         8,960
        200   Cambrex Corporation                              8,954
        500   Dillard's Inc. - Class A                         8,950
        400   Silicon Valley Bancshares**                      8,944
        500   Incyte Genomics, Inc.**                          8,840
        500   American Mangement Systems,
                Incorporated**                                 8,830
        500   Scios Inc.**                                     8,825
        700   Kopin Corporation**                              8,764
        400   Blyth Inc.                                       8,720
        400   Independence Community
                Bank Corp.                                     8,692
        700   Checkpoint Systems, Inc.**                       8,645
        200   Dean Foods Company                               8,622
        300   Modine Manufacturing Company                     8,601
        200   LifePoint Hospitals, Inc.**                      8,558
        200   Hilb, Rogal and Hamilton Company                 8,540
        200   Neose Technologies, Inc.**                       8,530
        400   CommScope, Inc.**                                8,440
        500   The Dial Corporation                             8,425
        800   Champion Enterprises, Inc.**                     8,400
        300   Electro Scientific Industries, Inc.**            8,400
        400   Cabot Industrial Trust                           8,368
        400   Regis Corporation                                8,340
        300   Cognex Corporation**                          $  8,304
        300   Interlogix, Inc.**                               8,289
        200   Cubist Pharmaceuticals, Inc.**                   8,278
      1,100   IKON Office Solutions, Inc.                      8,250
        400   CTS Corporation                                  8,204
        200   Roper Industries, Inc.                           8,200
      1,000   TranSwitch Corporation**                         8,200
        500   Perrigo Company**                                8,070
        400   John Wiley & Sons, Inc. - Class A                8,060
        200   Invacare Corporation                             7,990
        800   REMEC, Inc.**                                    7,832
        400   Covance Inc.**                                   7,688
        200   W. R. Berkley Corporation                        7,620
        300   Atlantic Coast Airlines
                Holdings, Inc.**                               7,590
        200   Chico's FAS, Inc.**                              7,560
        300   Cousins Properties, Inc.                         7,545
        200   CEC Entertainment Inc.**                         7,530
        200   Inverness Medical Technology,
                Inc.**                                         7,520
      1,100   Charming Shoppes, Inc.**                         7,502
        300   Flowserve Corporation**                          7,485
        200   Oshkosh Truck Corporation                        7,450
        400   The Titan Corporation**                          7,420
        400   Nationwide Health Properties, Inc.               7,404
      2,300   Safeguard Scientifics, Inc.**                    7,337
        300   Community First Bankshares, Inc.                 7,305
        300   Pathmark Stores, Inc.**                          7,275
        300   IDEXX Laboratories, Inc.**                       7,257
        400   Newport Corporation                              7,248
        700   Intergraph Corporation**                         7,224
        100   Woodward Governor Company                        7,195
        200   Delphi Financial Group, Inc.                     7,184
        400   LTX Corporation**                                7,164
        200   IDEX Corporation                                 7,160
        500   Liberate Technologies, Inc.**                    7,160
        200   CryoLife, Inc.**                                 7,154
        200   Charles River Laboratories
                International, Inc.**                          7,140
        200   Global Payments Inc.                             7,110
        100   Affiliated Managers Group, Inc.**                7,090
        200   Carlisle Companies Incorporated                  7,070
        300   Kaydon Corporation                               7,065
        500   Nautica Enterprises, Inc.**                      7,025
        400   VISX, Incorporated**                             6,992

                      See notes to the financial statements.

-----------------------------------------------------------------------
SHARES                                                            VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 59.8%* (CONTINUED)

        700   Mattson Technolgoy, Inc.**                   $   6,972
        200   The Corporate Executive
                Board Company**                                6,950
        400   Claire's Stores, Inc.                            6,948
        400   Pharmacopeia, Inc.**                             6,940
        300   Patina Oil & Gas Corporation                     6,933
        400   Dal-Tile International Inc.**                    6,920
        600   Prime Hospitality Corp.**                        6,888
        200   Varian Semiconductor
                Equipment Associates, Inc.**                   6,880
        700   Input/Output, Inc.**                             6,860
        400   The South Financial Group, Inc.                  6,856
      1,100   Modis Professional Services,
                Inc.**                                         6,831
        500   Airborne, Inc.                                   6,780
        400   Credence Systems Corporation**                   6,752
        400   Keane, Inc.**                                    6,740
        200   AnnTaylor Stores Corporation**                   6,700
      2,100   Western Digital Corporation**                    6,678
        700   Bio-Technology General Corp.**                   6,650
        200   Illuminet Holdings, Inc.**                       6,640
        400   Unisource Energy Corporation                     6,640
        200   Zale Corporation**                               6,620
        200   LNR Property Corporation                         6,598
        300   C&D Technologies, Inc.                           6,585
        400   Aztar Corporation**                              6,456
        200   Waste Connections, Inc.**                        6,456
        200   NetIQ Corporation**                              6,440
        100   NACCO Industries, Inc. - Class A                 6,431
        300   Thomas & Betts Corporation                       6,423
        200   Southwest Bancorporation of
                Texas, Inc.**                                  6,408
        700   Spherion Corporation**                           6,377
        400   NYFIX, Inc.**                                    6,324
        300   Sybron Dental Specialities, Inc.**               6,324
        700   InterDigital Communications
                Corporation**                                  6,307
        300   Mid Atlantic Medical Services,
                Inc.**                                         6,300
        400   Alamosa Holdings, Inc.**                         6,292
        500   Longview Fibre Company                           6,255
        200   O'Reilly Automotive, Inc.**                      6,240
        200   Anixter International Inc.**                     6,226
        200   ViroPharma Incorporated**                        6,210
        200   AmerUs Group Co.                             $   6,196
        700   Aeroflex Incorporated**                          6,195
        400   ANADIGICS, Inc.**                                6,140
        200   99 Cents Only Stores**                           6,118
        200   Transkaryotic Therapies, Inc.**                  6,110
        100   Fair, Issac and Company,
                Incorporated                                   6,100
        700   J.D. Edwards & Company**                         6,090
      1,300   UnitedGlobalCom, Inc. - Class A**                6,071
        200   Cell Therapeutics, Inc.**                        6,064
        500   Guilford Pharmaceuticals Inc.**                  6,025
        200   R. H. Donnelley Corporation**                    6,000
        200   Banta Corporation                                5,998
        200   ILEX Oncology, Inc.**                            5,990
        200   ArthroCare Coproration**                         5,980
      1,000   Chesapeake Energy Corporation**                  5,960
        200   Argosy Gaming Company**                          5,946
        700   Legato Systems, Inc.**                           5,943
        200   Varian Inc.**                                    5,938
        700   US Oncology, Inc.**                              5,936
        500   JLG Industries, Inc.                             5,910
        500   IMC Global Inc.                                  5,905
        100   AirGate PCS, Inc.**                              5,894
        200   Arbitron Inc.                                    5,890
        200   Rogers Corporation**                             5,890
        200   SL Green Realty Corp.                            5,860
        200   Veeco Instruments Inc.**                         5,848
        400   Powerwave Technologies, Inc.**                   5,840
        100   Suiza Foods Corporation**                        5,798
        400   Dycom Industries, Inc.**                         5,796
        500   S1 Corporation**                                 5,785
        100   Career Education Corporation**                   5,776
        400   Perot Systems Corporation -
                Class A**                                      5,760
        500   Pegasus Communications
                Corporation**                                  5,750
        500   Borland Software Corporation**                   5,685
        200   Prentiss Properties Trust                        5,666
        200   American Capital Strategies, Ltd.                5,644
        200   Gaylord Entertainment Company**                  5,626
        200   Ionics, Incorporated**                           5,586
        200   Too Inc.**                                       5,504
        400   Cable Design Technologies
                Corporation**                                  5,500
        200   UCBH Holdings, Inc.                              5,462

                       See notes to the financial statements.

-----------------------------------------------------------------------
SHARES                                                            VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 59.8%* (CONTINUED)
        200   Apria Healthcare Group Inc.**                    $  5,432
        200   Hudson United Bancorp                               5,390
        100   Cerus Corporation**                                 5,382
        400   Millenium Chemicals Inc.                            5,376
        100   CIMA Labs Inc.**                                    5,353
        500   Louisiana-Pacific Corporation                       5,310
        200   Stillwater Mining Company**                         5,240
        600   HRPT Properties Trust                               5,238
        800   AirTran Holdings, Inc.**                            5,224
        400   American Superconductor
                Corporation**                                     5,200
        200   Linens `n Things, Inc.**                            5,200
        400   FileNET Corporation**                               5,196
        300   efunds Corporation**                                5,184
      1,100   Read-Rite Corporation**                             5,170
        200   Eclipsys Corporation**                              5,150
        700   USEC Inc.                                           5,110
        300   Wisconsin Central Transportation
                Corporation**                                     5,103
        200   Highwoods Properties, Inc.                          5,054
        200   Cymer, Inc.**                                       5,032
        500   Beverly Enterprises, Inc.**                         5,000
        200   DSP Group, Inc.**                                   5,000
        300   Georgia Gulf Corporation                            4,986
        300   Take-Two Interactive Software,
                Inc.**                                            4,980
        100   CV Therapeutics, Inc.**                             4,977
        100   Pulitzer Inc.                                       4,950
        200   The Macerich Company                                4,950
        300   Trimble Navigation Limited**                        4,950
        400   Advanced Digital Information
                Corporation**                                     4,936
        400   Pennzoil-Quaker State Company                       4,912
        100   Kronos Incorporated**                               4,880
        300   ONEOK, Inc.                                         4,860
        100   Stericycle, Inc.**                                  4,817
        100   Trimeris, Inc.**                                    4,780
        200   Tom Brown, Inc.**                                   4,760
        181   Peregrine Systems, Inc.**                           4,746
        300   GlobeSpan, Inc.**                                   4,731
        100   Triumph Group, Inc.**                               4,730
        400   Ventas, Inc.                                        4,692
        100   Black Box Corporation**                             4,681
        400   Corixa Corporation**                                4,660
        200   Quicksilver, Inc.**                                 4,604
        200   Genesco Inc.**                                   $  4,600
        100   The Toro Company                                    4,555
      3,300   Iomega Corporation**                                4,521
        100   Vector Group Ltd.                                   4,496
        200   Hain Celestial Group, Inc.**                        4,492
        200   MKS Instruments, Inc.**                             4,470
        200   Noven Pharmaceuticals, Inc.**                       4,434
        300   Immunomedics, Inc.**                                4,389
        200   Stellent, Inc.**                                    4,360
        100   Brooks Automation, Inc.**                           4,335
        800   Sapient Corporation**                               4,328
        200   Information Holdings Inc.**                         4,306
        200   WMS Industries Inc.**                               4,256
        400   Verity, Inc.**                                      4,240
      1,300   Commerce One, Inc.**                                4,238
        200   Albemarle Corporation                               4,228
        200   HNC Software Inc.**                                 4,222
        200   FelCor Lodging Trust Inc.                           4,206
        150   Direct Focus, Inc.**                                4,200
        300   Macromedia, Inc.**                                  4,179
        200   RARE Hospitality International,
                Inc.**                                            4,162
        800   LaQuinta Properties, Inc.**                         4,120
        200   MeriStar Hospitality Corporation                    4,120
        200   Avocent Corporation**                               4,102
      1,000   MRV Communications, Inc.**                          4,070
        200   Delta and Pine Land Company                         4,040
        400   PolyOne Corporation                                 4,040
        200   Pharmacyclics, Inc.**                               4,022
        400   Lennox International Inc.                           4,016
        300   Station Casinos, Inc.**                             3,975
        100   InterMune Inc.**                                    3,949
        400   Unifi, Inc.**                                       3,924
        300   Korn/Ferry International                            3,909
        100   Kennametal Inc.                                     3,900
        100   F.Y.I. Incorporated**                               3,850
        100   Education Management
                Corporation**                                     3,807
        200   SonicWALL, Inc.**                                   3,742
        100   Accredo Health, Incorporated**                      3,685
        100   Province Healthcare Company**                       3,670
        100   Brady Corporation                                   3,660
        200   First American Corporation                          3,660
        200   Adolor Corporation**                                3,646
        200   Leap Wireless International, Inc.**                 3,644
        300   Entegris Inc.**                                     3,600

                     See notes to the financial statements.

-----------------------------------------------------------------------
SHARES                                                            VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 59.8%* (CONTINUED)
        100   AptarGroup, Inc.                                $    3,579
        200   Vintage Petroleum, Inc.                              3,570
        200   Symyx Technologies                                   3,560
        300   Virata Corporation**                                 3,543
        200   Netegrity, Inc.**                                    3,540
        100   AstroPower, Inc.**                                   3,509
        200   Cal Dive International, Inc.**                       3,500
        200   Gene Logic Inc.**                                    3,490
        100   FEI Company**                                        3,483
        200   BE Aerospace, Inc.**                                 3,480
        800   Parker Drilling Company                              3,368
        200   Exelixis, Inc.**                                     3,356
        100   ITT Educational Services, Inc.                       3,334
        100   Jefferies Group, Inc.                                3,330
        500   Sirius Satellite Radio Inc.**                        3,325
        200   Tanox, Inc.**                                        3,310
        200   Bruker Daltonics, Inc.**                             3,300
        200   Aspen Technology, Inc.**                             3,294
        200   Echelon Corporation**                                3,288
        200   Getty Images, Inc.**                                 3,204
        100   Metro One Telecommunications,
                Inc.**                                             3,171
        800   Inktomi Corp                                         3,168
        300   PRAECIS Pharmaceuticals
                Incorporated**                                     3,123
        500   Rambus Inc.**                                        3,115
        500   Encompass Services Corporation**                     3,105
        200   EMCORE Corporation**                                 3,032
        200   General Cable Corporation                            3,028
        500   Hooper Holmes, Inc.                                  3,000
        200   Maxygen Inc.**                                       2,998
        100   Dreyer's Grand Ice Cream, Inc.                       2,992
        200   Veritas DGC Inc.**                                   2,890
        400   Amylin Pharmaceuticals, Inc.**                       2,888
        200   FuelCell Energy, Inc.**                              2,880
        200   AsiaInfo Holdings, Inc.**                            2,850
        200   PAREXEL International
                Corporation**                                      2,850
        100   Raymond James Financial, Inc.                        2,832
        200   DDi Corp.**                                          2,802
        500   Priceline.com, Incorporated**                        2,760
        300   MIPS Technologies, Inc. -
                Class A**                                          2,757
        100   Stewart & Stevenson Services, Inc.                   2,746
        100   Mercury Computer Systems, Inc.**                     2,720
        100   Reliance Steel & Aluminum Co.                    $   2,700
        200   SBA Communications
                Corporation**                                      2,664
        100   Biosite Incorporated**                               2,647
        100   Nordson Corporation                                  2,604
        400   E.piphany, Inc.**                                    2,576
        100   Tweeter Home Entertainment
                Group, Inc.**                                      2,562
        200   PolyMedia Corporation**                              2,530
        200   Diversa Corporation**                                2,430
      1,000   Grey Wolf, Inc.**                                    2,410
        100   Tucker Anthony Sutro Corporation                     2,374
        400   Avant! Corporation**                                 2,360
        100   Swift Energy Company**                               2,321
        100   Advanced Energy Industries, Inc.**                   2,315
        100   Tularik Inc.**                                       2,310
        400   Stratos Lightwave, Inc.**                            2,300
        100   Facotry 2-U Stores Inc.**                            2,236
        100   Terex Corporation**                                  2,216
        400   Owens-Illinois, Inc.**                               2,212
        200   MatrixOne, Inc.**                                    2,142
        200   Ixia**                                               2,078
      1,800   XO Communications, Inc. -
                Class A**                                          2,052
        200   Titan Pharmaceuticals, Inc.**                        1,950
      1,600   InfoSpace, Inc.**                                    1,920
        100   Wallace Computer Services, Inc.                      1,685
        100   Pacific Sunwear of California,
                Inc.**                                             1,645
        100   Wellman, Inc.                                        1,500
        100   Pixelworks, Inc.                                     1,492
        100   UCAR International Inc.**                            1,270
        100   Wausau-Mosinee Paper
                Corporation                                        1,256
        100   webMethods, Inc.**                                   1,203
        200   Active Power, Inc.**                                 1,112
        400   Spectrasite Holdings, Inc.**                         1,104
        200   I-many, Inc.**                                       1,090
        100   Unit Corporation**                                     918
        600   Bethlehem Steel Corporation**                          876
                                                                ---------
              TOTAL COMMON STOCKS
                (Cost $3,695,072)                               3,955,098
                                                                ---------

                        See notes to the financial statements.
                                       27

-------------------------------------------------------------------
FACE AMOUNT                                                   VALUE
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.1%*
   $724,138   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                                     $   722,270

    206,897   Fannie Mae 3.46%, 9/18/2001                         206,559
                                                               ----------

              TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $928,829)                                   928,829
                                                               ----------
U.S. TREASURY OBLIGATIONS - 8.6%*

   $568,966   U.S. Treasury Bill 3.33%,
                10/18/2001                                     $  566,492
                                                               ----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $566,492)                                   566,492
                                                               ----------

              TOTAL INVESTMENTS - 82.5%*
                (Cost $5,190,393)                              $5,450,419
                                                               ==========



* Calculated as a percentage of net assets.
** Non-income producing security.

                See notes to the financial statements.

                               SMALL CAP PLUS FUND
                          SCHEDULE OF FUTURES CONTRACTS
                                 AUGUST 31, 2001

-------------------------------------------------------------
                                                 UNREALIZED
CONTRACTS                                        DEPRECIATION
-------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
         16   Russell 2000 Index Futures
                Contracts Expiring
                September 2001
                (Underlying Face Amount
                at Market Value $3,753,200)         $(76,872)
                                                    =========

                    See notes to the financial statements.

                               SMALL CAP/SHORT FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2001


FACE AMOUNT                                            VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.8%*

$14,482,759   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                              $14,445,393
  4,137,931  Fannie Mae 3.46%, 9/18/2001                 4,131,170
                                                       -----------

              TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $18,576,563)                      18,576,563
                                                       -----------

U.S. TREASURY OBLIGATIONS - 37.0%*

$11,379,310   U.S. Treasury Bill 3.33%,
                10/18/2001                             $11,329,839
                                                       -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $11,329,839)                      11,329,839
                                                       -----------

              TOTAL INVESTMENTS - 97.8%*
                (Cost $29,906,402)                     $29,906,402
                                                       ===========


*   Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                       SMALL CAP/SHORT FUND
                               SCHEDULE OF SECURITIES SOLD SHORT
                                          AUGUST 31, 2001


SHARES                                                     VALUE
1,000         iShares Trust Russell 2000                   $93,890
                                                          --------

              TOTAL SECURITIES SOLD SHORT
                (Proceeds $100,774)                        $93,890
                                                          ========

                                       SMALL CAP/SHORT FUND
                                SCHEDULE OF SHORT FUTURES CONTRACTS
                                         AUGUST 31, 2001

                                                     UNREALIZED
CONTRACTS                                            APPRECIATION
SHORT FUTURES CONTRACTS
        116   Russell 2000 Index Futures
                Contracts Expiring
                September 2001
                (Underlying Face Amount
                at Market Value $27,210,700)               $389,603
                                                           ========

                   See notes to the financial statements.

                                       INTERNET PLUS FUND
                                    SCHEDULE OF INVESTMENTS
                                        AUGUST 31, 2001


SHARES                                           VALUE
COMMON STOCKS - 118.0%*

        956   eBay Inc.**                          $ 53,743
      1,120   VeriSign, Inc.**                       45,976
      1,125   Check Point Software
                Technologies Ltd.**                  35,989
      1,748   BEA Systems, Inc.**                    28,265
      2,184   Yahoo! Inc.**                          25,902
        498   TMP Worldwide Inc.**                   22,335
      1,493   Amazon.com, Inc.**                     13,347
      1,943   i2 Technologies, Inc.**                12,940
      1,537   Vignette Corporation**                 10,498
        449   CheckFree Corp.**                       9,838
        722   EarthLink, Inc.**                       9,754
      1,689   WebMD Corporation**                     8,276
        473   Ticketmaster**                          7,734
        413   HomeStore.com, Inc.**                   6,843
      1,013   E*TRADE Group, Inc.**                   6,483
        676   CNET Networks, Inc.**                   6,206
        763   DoubleClick Inc.**                      6,127
        671   Interwoven, Inc.**                      5,469
        363   Macromedia, Inc.**                      5,057
        648   RealNetworks, Inc.**                    4,679
        227   GoTo.com, Inc.**                        4,483
        682   Ameritrade Holding Corporation**        4,065
      1,233   Commerce One, Inc.**                    4,020
        249   Internet Security Systems, Inc.**       3,892
      1,584   Ariba, Inc.**                           3,611
        406   TIBCO Software Inc.**                   3,479
        851   Inktomi Corporation**                   3,370
        576   Priceline.com Incorporated**            3,179
        218   FreeMarkets, Inc.**                     3,152
      1,591   CMGI Inc.**                             2,832
      2,842   Exodus Communications, Inc.**           2,501
        252   NextCard, Inc.**                        2,250
        503   Akamai Technologies, Inc.**             2,118
      1,478   BroadVision, Inc.**                     1,907
      1,413   InfoSpace, Inc.**                       1,696
        712   Portal Software, Inc.**                 1,324
      1,492   Internet Capital Group, Inc.**          1,134
      1,565   At Home Corporation - Series A**          657
        336   Art Technology Group, Inc.**         $    501
        432   VerticalNet, Inc.**                       389
        480   PSI Net Inc.                               13
                                                   --------

              TOTAL COMMON STOCKS
                (Cost $348,160)                     376,034
                                                   --------

              TOTAL INVESTMENTS - 118.0%*
                (Cost $348,160)                    $376,034
                                                  =========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                   See notes to the financial statements.

                                       INTERNET/SHORT FUND
                                     SCHEDULE OF INVESTMENTS
                                         AUGUST 31, 2001


FACE AMOUNT                                                   VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.8%*

 $1,351,724   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                                     $1,348,236
    386,207   Fannie Mae 3.46%, 9/18/2001                        385,576
                                                              ----------

              TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $1,733,812)                              1,733,812
                                                              ----------
U.S. TREASURY OBLIGATIONS - 18.2%*

 $1,062,069   U.S. Treasury Bill 3.33%,
                10/18/2001                                    $1,057,452
                                                              ----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $1,057,452)                              1,057,452
                                                              ----------

              TOTAL INVESTMENTS - 48.0%*
                (Cost $2,791,264)                             $2,791,264
                                                              ==========

*   Calculated as a percentage of net assets.

                            See notes to the financial statements.

                                       INTERNET/SHORT FUND
                              SCHEDULE OF SECURITIES SOLD SHORT
                                          AUGUST 31, 2001

SHARES                                                         VALUE
     14,225   eBay Inc.                                       $  799,872
     17,916   VeriSign, Inc.                                     735,452
     17,051   Check Point Software
                Technologies Ltd.                                545,462
     34,867   Yahoo! Inc.                                        413,523
     24,394   BEA Systems, Inc.                                  394,451
     53,800   Internet Infrastructure HOLDRs
                Trust                                            351,852
      7,583   TMP Worldwide Inc.                                 340,098
      8,600   Internet HOLDRs Trust                              280,102
     23,335   Amazon.com, Inc.                                   208,615
     26,225   i2 Technologies, Inc.                              174,659
     23,257   Vignette Corporation                               158,845
     11,010   EarthLink, Inc.                                    148,745
     22,866   E*TRADE Group, Inc.                                146,342
      6,610   CheckFree Corp.                                    144,825
     26,766   WebMD Corporation                                  131,153
      7,240   Ticketmaster                                       118,374
      6,078   HomeStore.com, Inc.                                100,713
      9,908   CNET Networks, Inc.                                 90,955
     11,199   DoubleClick Inc.                                    89,928
      5,313   Macromedia, Inc.                                    74,010
      9,928   RealNetworks, Inc.                                  71,680
      8,723   Interwoven, Inc.                                    71,093
      3,593   GoTo.com, Inc.                                      70,962
     10,802   Ameritrade Holding Corporation                      64,380
     18,648   Commerce One, Inc.                                  60,793
      2,721   Internet Security Systems, Inc.                     42,529
     15,764   Ariba, Inc.                                         35,942
     25,015   Exodus Communications, Inc.                         22,013
      3,941   Priceline.com Incorporated                          21,754
      1,709   TIBCO Software, Inc.                                14,646
      3,252   Inktomi Corporation                                 12,878
      9,536   BroadVision, Inc.                                   12,301
        734   FreeMarkets, Inc.                                   10,614
      5,903   CMGI Inc.                                           10,507
      6,722   InfoSpace, Inc.                                      8,066
        844   NextCard, Inc.                                       7,537
      1,696   Akamai Technologies, Inc.                            7,140
      3,072   Portal Software, Inc.                                5,714
      4,553   Internet Capital Group, Inc.                         3,460
      5,834   At Home Corporation - Series A                       2,450
      1,264   Art Technology Group, Inc.                      $    1,883
      1,679   VerticalNet, Inc.                                    1,511
                                                              ----------

                            TOTAL SECURITIES SOLD SHORT
                                    (Proceeds $8,414,453)     $6,007,829
                                                              ==========

                                See notes to the financial statements.

                             DOW 30 PLUS FUND
                         SCHEDULE OF INVESTMENTS
                             AUGUST 31, 2001


SHARES                                                             VALUE
------------------------------------------------------------------------
COMMON STOCKS - 91.0%*

     10,545   Minnesota Mining and
                Manufacturing Company (3M)                   $ 1,097,735
     10,545   International Business Machines
                Corporation (IBM)                              1,054,500
     10,545   The Proctor & Gamble Company                       781,912
     10,545   United Technologies Corporation                    721,278
     10,545   Merck & Co., Inc.                                  686,480
     10,545   Microsoft Corporation**                            601,592
     10,545   General Motors Corporation                         577,339
     10,545   Johnson & Johnson                                  555,827
     10,545   The Boeing Company                                 539,904
     10,545   Caterpillar Inc.                                   527,250
     10,545   The Coca-Cola Company                              513,225
     10,545   Wal-Mart Stores, Inc.                              506,687
     10,545   Philip Morris Companies Inc.                       499,833
     10,545   The Home Depot, Inc.                               484,543
     10,545   Citigroup Inc.                                     482,434
     10,545   Eastman Kodak Company                              471,045
     10,545   General Electric Company                           432,134
     10,545   E.I. du Pont de Nemours and
                Company                                          432,029
     10,545   SBC Communications Inc.                            431,396
     10,545   Exxon Mobil Corporation                            423,382
     10,545   International Paper Company                        423,065
     10,545   J.P. Morgan Chase & Co.                            415,473
     10,545   Alcoa Inc.                                         401,975
     10,545   Honeywell International Inc.                       392,907
     10,545   American Express Company                           384,049
     10,545   McDonald's Corporation                             316,666
     10,545   Intel Corporation                                  294,838
     10,545   The Walt Disney Company                            268,159
     10,545   Hewlett-Packard Company                            244,749
     10,545   AT&T Corp.                                         200,777
                                                             -----------

              TOTAL COMMON STOCKS
                (Cost $14,050,560)                           $15,163,183
                                                             -----------


FACE AMOUNT
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%*

   $410,345   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                                    $   409,286
    117,241   Fannie Mae 3.46%, 9/18/2001                        117,050
                                                             -----------

              TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $526,336)                                  526,336
                                                             -----------

U.S. TREASURY OBLIGATIONS - 1.9%*

   $322,414   U.S. Treasury Bill 3.33%,
                10/18/2001                                       321,012
                                                             -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $321,012)                                  321,012
                                                             -----------

              TOTAL INVESTMENTS - 96.1%*
                (Cost $14,897,908)                           $16,010,531
                                                             ===========



*  Calculated as a percentage of net assets.
** Non-income producing security.

                  See notes to the financial statements.
                                   35

                             DOW 30 PLUS FUND
                       SCHEDULE OF FUTURES CONTRACTS
                             AUGUST 31, 2001


                                                 UNREALIZED
CONTRACTS                                       DEPRECIATION
------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
         57   Dow Jones Industrial
                Average Index Futures
                Contracts Expiring
                September 2001
                (Underlying Face Amount
                at Market Value $5,691,450)       $(266,767)
                                                  ==========


                    See notes to the financial statements.
                                     36

                       U.S. GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2001


FACE AMOUNT                                                VALUE
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.9%*
$48,565,517   Federal Home Loan Bank
                Discount Note 3.44%,
                9/28/2001                            $  48,440,218
 13,875,862   Fannie Mae 3.46%, 9/18/2001               13,853,190
                                                     -------------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $62,293,408)                      62,293,408
                                                     -------------

U.S. TREASURY OBLIGATIONS - 39.6%*

 $38,158,621  U.S. Treasury Bill 3.33%,
                10/18/2001                            $ 37,992,726
                                                     -------------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $37,992,726)                      37,992,726
                                                     -------------

              TOTAL INVESTMENTS - 104.5%*
                (Cost $100,286,134)                   $100,286,134
                                                     =============


*  Calculated as a percentage of net assets.

                 See notes to the financial statements.

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2001

POTOMAC FUNDS                                                                   U.S. PLUS          U.S./SHORT            OTC PLUS
                                                                                   FUND                FUND                FUND
                                                                             ----------------    ---------------     ---------------
ASSETS:
Investments, at market value (Note 2)                                           $ 11,243,314        $ 6,579,408        $ 34,353,144
Cash                                                                                   1,922             64,393                  --
Receivable for Fund shares sold                                                      191,399         12,255,490           3,151,978
Receivable from Investment Advisor                                                    15,542              2,559              65,825
Receivable from broker                                                                31,246                 --             103,690
Deposit at broker                                                                    379,500         10,343,961           1,302,000
Dividends and interest receivable                                                         --                 --               2,779
Organization costs, net of accumulated amortization (Note 1)                           3,535              3,689               3,535
Other assets                                                                          18,627             23,857              19,125
                                                                                 -----------        -----------        ------------
     Total Assets                                                                 11,885,085         29,273,357          39,002,076
                                                                                 -----------        -----------        ------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0, $7,859,175, $0)                          --          7,705,125                  --
Payable for investments purchased                                                         --                 --           1,800,872
Payable for Fund shares redeemed                                                       2,291            747,903             477,357
Payable to Custodian                                                                      --                 --             442,223
Payable to broker                                                                         --             65,653                  --
Accrued expenses and other liabilities                                                41,862             13,587             128,909
                                                                                 -----------        -----------        ------------
     Total Liabilities                                                                44,153          8,532,268           2,849,361
                                                                                 -----------        -----------        ------------
NET ASSETS                                                                      $ 11,840,932        $20,741,089        $ 36,152,715
                                                                                 ===========        ===========        ============

NET ASSETS CONSIST OF:
Capital stock                                                                   $ 33,079,315        $24,733,027        $117,067,678
Accumulated undistributed net investment income (loss)                                    --             49,811                  --
Accumulated undistributed net realized gain (loss) on
   investments sold, securities sold short, written option
   contracts expired or closed, and futures                                      (20,777,575)        (4,258,167)        (91,878,737)
Net unrealized appreciation (depreciation) on:
   Investments                                                                      (290,280)                --          11,627,126
   Short positions                                                                        --            154,050                  --
   Written options                                                                        --                 --                  --
   Futures                                                                          (170,528)            62,368            (663,352)
                                                                                 -----------        -----------        ------------
     Total Net Assets                                                           $ 11,840,932        $20,741,089        $ 36,152,715
                                                                                 ===========        ===========        ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets                                                                      $  9,768,307        $20,740,626        $ 35,668,601
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)                   935,278            554,203           3,090,374
Net Asset Value, Redemption Price and Offering Price Per Share                  $      10.44        $     37.42        $      11.54
                                                                                 ===========        ===========        ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets                                                                      $  1,527,985        $       463        $    159,253
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)                   147,936                 12              13,864
Net Asset Value, Redemption Price and Offering Price Per Share                  $      10.33        $     37.34*       $      11.49
                                                                                 ===========        ===========        ============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets                                                                      $    544,640                           $    324,861
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)                    52,865                                 28,306
Net Asset Value, Redemption Price** and Offering Price Per Share                $      10.30                           $      11.48
                                                                                 ===========                           ============
Cost of Investments                                                             $ 11,533,594        $ 6,579,408        $ 22,726,018
                                                                                 ===========        ===========        ============

 * NET ASSET VALUE DOES NOT RECALCULATE DUE TO FRACTIONAL SHARES OUTSTANDING. ** REDEMPTION PRICE VARIES BASED ON THE LENGTH OF TIME INVESTMENT IS HELD.


                        See notes to the financial statements.
                                      38

POTOMAC FUNDS                                                                   OTC/SHORT       SMALL CAP PLUS     SMALL CAP/SHORT
                                                                                   FUND                FUND               FUND
                                                                             --------------    ----------------   ------------------
ASSETS:
Investments, at market value (Note 2)                                         $  2,492,200       $  5,450,419         $29,906,402
Cash                                                                               624,445             35,537             133,417
Receivable for investments sold                                                  1,062,550                 --                  --
Receivable for Fund shares sold                                                    318,086            986,744                  --
Receivable from Investment Advisor                                                   2,631             13,705                  --
Deposit at broker                                                                5,874,952            231,000           2,746,762
Dividends and interest receivable                                                       --              3,659                  --
Organization costs, net of accumulated amortization (Note 1)                         3,501                 --                  --
Other assets                                                                        10,785             25,493               9,621
                                                                               -----------        -----------         -----------
     Total Assets                                                               10,389,150          6,746,557          32,796,202
                                                                               -----------        -----------         -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $7,433,509, $0,
   $100,774)                                                                     5,320,695                 --              93,890
Payable for investments purchased                                                       54                 --                  --
Payable for Fund shares redeemed                                                   310,311             81,348           2,037,666
Payable to Investment Advisor                                                           --                 --              33,960
Payable to broker                                                                    5,256                923              34,241
Accrued expenses and other liabilities                                              15,413             55,175              28,765
                                                                               -----------        -----------         -----------
     Total Liabilities                                                           5,651,729            137,446           2,228,522
                                                                               -----------        -----------         -----------
NET ASSETS                                                                    $  4,737,421       $  6,609,111         $30,567,680
                                                                               ===========        ===========         ===========
NET ASSETS CONSIST OF:
Capital stock                                                                 $ 22,187,248       $ 26,189,996         $31,939,342
Accumulated undistributed net investment income (loss)                              36,427            560,190             159,966
Accumulated undistributed net realized gain (loss) on
   investments sold, securities sold short, written option
   contracts expired or closed, and futures                                    (19,611,159)       (20,324,229)         (1,928,115)
Net unrealized appreciation (depreciation) on:
   Investments                                                                          --            260,026                  --
   Short positions                                                               2,112,814                 --               6,884
   Written options                                                                      --                 --                  --
   Futures                                                                          12,091            (76,872)            389,603
                                                                               -----------        -----------         -----------
     Total Net Assets                                                         $  4,737,421       $  6,609,111         $30,567,680
                                                                               ===========        ===========         ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets                                                                    $  4,737,421       $  6,479,334         $30,567,680
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)                 306,682            615,634             625,826
Net Asset Value, Redemption Price and Offering Price Per Share                $      15.45       $      10.52         $     48.84
                                                                               ===========        ===========         ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets                                                                                       $     70,754
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)                                      6,742
Net Asset Value, Redemption Price and Offering Price Per Share                                   $      10.49
                                                                                                  ===========
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets                                                                                       $     59,023
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)                                      5,625
Net Asset Value, Redemption Price** and Offering Price Per Share                                 $      10.49
                                                                                                  ===========
Cost of Investments                                                           $  2,492,200       $  5,190,393         $29,906,402
                                                                               ===========        ===========         ===========

** REDEMPTION PRICE VARIES BASED ON THE LENGTH OF TIME INVESTMENT IS HELD.

                        See notes to the financial statements.

POTOMAC FUNDS                                                                                                       U.S. GOVERNMENT
                                                                  INTERNET PLUS   INTERNET/SHORT     DOW 30 PLUS      MONEY MARKET
                                                                       FUND           FUND              FUND             FUND
                                                                 --------------- ----------------  --------------- -----------------
ASSETS:
Investments, at market value (Note 2)                             $    376,034      $ 2,791,264       $16,010,531      $100,286,134
Cash                                                                        --          123,928                --           410,300
Receivable for investments sold                                             --          108,000         1,899,451                --
Receivable for Fund shares sold                                          7,788          387,561            15,500         1,502,913
Receivable from Investment Advisor                                         817               --                --            63,497
Receivable from broker                                                      --               --            33,991
Deposit at broker                                                           --        8,951,415           220,000                --
Dividends and interest receivable                                           --               --            66,843                --
Organization costs, net of accumulated amortization (Note 1)                --               --                --             3,535
Other assets                                                            13,051            8,659            23,168            40,669
                                                                  ------------      -----------       -----------      ------------
     Total Assets                                                      397,690       12,370,827        18,269,484       102,307,048
                                                                  ------------      -----------       -----------      ------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0, $8,414,453,
   $0, $0)                                                                  --        6,007,829                --                --
Payable for Fund shares redeemed                                         9,179          531,757         1,253,932         6,172,883
Payable to Investment Advisor                                               --            1,910            21,365                --
Payable to Custodian                                                    52,843               --           287,437                --
Accrued expenses and other liabilities                                  17,051           11,828            51,267           190,635
                                                                  ------------      -----------       -----------      ------------
     Total Liabilities                                                  79,073        6,553,324         1,614,001         6,363,518
                                                                  ------------      -----------       -----------      ------------
                                                                  $    318,617      $ 5,817,503       $16,655,483      $ 95,943,530
                                                                  ============      ===========       ===========      ============
NET ASSETS
Capital stock                                                     $ 12,981,847      $ 7,425,270       $24,774,158      $ 95,943,530
Net Accumulated undistributed net investment income (loss)                  --            6,154            35,254                --
Accumulated undistributed net realized gain (loss) on
   investments sold, securities sold short, written option
   contracts expired or closed, and futures                        (12,691,104)      (4,020,545)       (8,999,785)               --
Net unrealized appreciation (depreciation) on:
   Investments                                                          27,874               --         1,112,623                --
   Short positions                                                          --        2,406,624                --                --
   Written options                                                          --               --                --                --
   Futures                                                                  --               --          (266,767)               --
                                                                  ------------      -----------       -----------      ------------
     Total Net Assets                                             $    318,617      $ 5,817,503       $16,655,483      $ 95,943,530
                                                                  ============      ===========       ===========      ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets                                                        $    318,497      $ 5,817,503       $16,549,599      $ 61,138,254
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)     254,748           56,391         2,133,776        61,138,254
Net Asset Value, Redemption Price and Offering Price Per Share    $       1.25      $    103.16       $      7.76      $       1.00
                                                                  ============      ===========       ===========      ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets                                                        $        120                        $   101,149      $ 19,310,561
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)          97                             13,157        19,310,561
Net Asset Value, Redemption Price and Offering Price Per Share    $       1.23*                       $      7.69      $       1.00
                                                                  ============                        ===========      ============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets                                                                                            $     4,735      $ 15,494,715
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)                                            615        15,494,715
Net Asset Value, Redemption Price** and Offering Price Per Share                                      $      7.70      $       1.00
                                                                                                      ===========      ============
Cost of Investments                                               $    348,160      $ 2,791,264       $14,897,908      $100,286,134
                                                                  ============      ===========       ===========      ============

 * NET ASSET VALUE DOES NOT RECALCULATE DUE TO FRACTIONAL SHARES OUTSTANDING. ** REDEMPTION PRICE VARIES BASED ON THE LENGTH OF TIME INVESTMENT IS HELD.

                        See notes to the financial statements.
                                      40

                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2001

POTOMAC FUNDS                                                                  U.S. PLUS           U.S./SHORT          OTC PLUS
                                                                                  FUND                 FUND               FUND
                                                                            --------------       -------------   -----------------
INVESTMENT INCOME:
Dividend income (net of withholding tax of $173
   for the OTC Plus Fund)                                                    $    250,115           $     --       $      36,626
Interest income                                                                    13,437            108,402             111,950
                                                                             ------------           --------       -------------
     Total investment income                                                      263,552            108,402             148,576
                                                                             ------------           --------       -------------
EXPENSES:
Investment advisory fees                                                          168,988             24,669             606,358
Distribution expenses - Investor Class                                                 --                 --             179,767
Distribution expenses - Advisor Class                                               2,259              1,482               4,180
Distribution expenses - Broker Class                                                4,362                 --               3,770
Administration fees                                                                26,886              8,397              78,168
Shareholder servicing fees                                                         19,361              2,326              70,423
Fund accounting fees                                                               30,667              8,852              91,697
Custody fees                                                                        7,934                957              28,394
Federal and state registration                                                     47,000             36,219              38,129
Professional fees                                                                  25,303              7,594              75,394
Amortization of organizational expenses                                             3,121              3,121               3,121
Reports to shareholders                                                             6,199                747              22,186
Directors' fees and expenses                                                        2,179                263               7,798
Other                                                                               2,888                320               9,496
                                                                             ------------           --------       -------------
     Total expenses before waiver and reimbursement of
       expenses and dividends on short positions                                  347,147             94,947           1,218,881
     Less: Waiver of expenses and reimbursement from Advisor                       (2,550)           (48,239)               (967)
                                                                             ------------           --------       -------------
     Net expenses before dividends on short positions                             344,597             46,708           1,217,914
     Dividends on short positions                                                      --             13,675                  --
                                                                             ------------           --------       -------------
     Total expenses                                                               344,597             60,383           1,217,914
                                                                             ------------           --------       -------------
NET INVESTMENT INCOME (LOSS)                                                      (81,045)            48,019          (1,069,338)
                                                                             ------------           --------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments                                                                 (9,532,368)           (15,037)        (34,514,498)
   Short positions                                                                     --            148,728                  --
   Written option contracts expired or closed                                          --             (2,103)             34,121
   Futures                                                                     (5,479,132)           187,732         (26,942,987)
                                                                             ------------           --------       -------------
                                                                              (15,011,500)           319,320         (61,423,364)
                                                                             ------------           --------       -------------
Change in unrealized appreciation (depreciation) on:
   Investments                                                                 (1,576,600)             7,070         (75,736,243)
   Short positions                                                                     --            164,425                  --
   Written options                                                                     --               (175)           (202,668)
   Futures                                                                       (738,447)            64,272          (2,470,046)
                                                                             ------------           --------       -------------
                                                                               (2,315,047)           235,592         (78,408,957)
                                                                             ------------           --------       -------------
     Net realized and unrealized gain (loss) on investments                   (17,326,547)           554,912        (139,832,321)
                                                                             ------------           --------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                $(17,407,592)          $602,931       $(140,901,659)
                                                                             ============           ========       =============

                        See notes to the financial statements.
                                      41

POTOMAC FUNDS                                                                     OTC/SHORT      SMALL CAP PLUS     SMALL CAP/SHORT
                                                                                     FUND             FUND               FUND
                                                                              --------------    ----------------    ----------------
INVESTMENT INCOME:
Dividend income                                                                 $       --       $    201,373           $      --
Interest income                                                                    198,080            881,378             406,676
                                                                                ----------       ------------           ---------
     Total investment income                                                       198,080          1,082,751             406,676
                                                                                ----------       ------------           ---------
EXPENSES:
Investment advisory fees                                                            52,469            228,250              96,439
Distribution expenses - Investor Class                                                  --              2,138                  --
Distribution expenses - Advisor Class                                                   --             10,768                  --
Distribution expenses - Broker Class                                                    --             50,733                  --
Administration fees                                                                 10,102             33,863              14,279
Shareholder servicing fees                                                           5,115             26,165               8,729
Fund accounting fees                                                                11,072             38,969              16,042
Custody fees                                                                         2,039             10,714               3,706
Federal and state registration                                                      27,722             68,142              22,338
Professional fees                                                                   10,377             32,816              15,428
Amortization of organizational expenses                                              3,121                 --                  --
Reports to shareholders                                                              1,591              8,374               2,893
Directors' fees and expenses                                                           559              2,943               1,017
Other                                                                                  681              3,584               1,238
                                                                                ----------       ------------           ---------
     Total expenses before waiver and reimbursement of
        expenses and dividends on short positions                                  124,848            517,459             182,109
     Less: Waiver of expenses and reimbursement from Advisor                       (28,654)           (14,114)             (5,303)
                                                                                ----------       ------------           ---------
     Net expenses before dividends on short positions                               96,194            503,345             176,806
     Dividends on short positions                                                    2,049                 --                 876
                                                                                ----------       ------------           ---------
     Total expenses                                                                 98,243            503,345             177,682
                                                                                ----------       ------------           ---------
NET INVESTMENT INCOME (LOSS)                                                        99,837            579,406             228,994
                                                                                ----------       ------------           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments                                                                         (61)        (4,972,853)            (50,938)
   Short positions                                                                 (13,183)                --             (39,039)
   Written option contracts expired or closed                                           --             (3,420)            (20,363)
   Futures                                                                       1,310,152         (5,727,220)           (262,032)
                                                                                ----------       ------------           ---------
                                                                                 1,296,908        (10,703,493)           (372,372)
                                                                                ----------       ------------           ---------
Change in unrealized appreciation (depreciation) on:
   Investments                                                                         373           (682,815)                  5
   Short positions                                                               1,624,942                 --               6,884
   Written options                                                                      --            (26,824)                 --
   Futures                                                                          12,091           (936,626)            389,603
                                                                                ----------       ------------           ---------
                                                                                 1,637,406         (1,646,265)            396,492
                                                                                ----------       ------------           ---------
     Net realized and unrealized gain (loss) on investments                      2,934,314        (12,349,758)             24,120
                                                                                ----------       ------------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   $3,034,151       $(11,770,352)          $ 253,114
                                                                                ==========       ============           =========

                        See notes to the financial statements.
                                      42

                                                                                                                  U.S. GOVERNMENT
POTOMAC FUNDS                                                    INTERNET PLUS   INTERNET/SHORT    DOW 30 PLUS     MONEY MARKET
                                                                      FUND            FUND            FUND             FUND
                                                                --------------- ----------------  -------------  -----------------
INVESTMENT INCOME:
Dividend income                                                   $        --      $       --      $   302,149       $       --
Interest income                                                        11,169          90,016           63,000        4,851,423
                                                                  -----------      ----------      -----------       ----------
     Total investment income                                           11,169          90,016          365,149        4,851,423
                                                                  -----------      ----------      -----------       ----------
EXPENSES:
Investment advisory fees                                               25,009          28,760          144,226          454,843
Distribution expenses - Advisor Class                                  11,086              --           41,365          110,605
Distribution expenses - Broker Class                                       --              --               79           93,633
Administration fees                                                     8,919           7,800           23,849           87,043
Shareholder servicing fees                                              2,842           2,755           16,227           78,822
Fund accounting fees                                                    9,474           8,333           27,051          102,259
Custody fees                                                            1,168           1,117            6,720           31,917
Federal and state registration                                         33,975          13,238           34,092           56,516
Licensing fees                                                          3,740           3,739           13,089               --
Professional fees                                                       7,803           8,028           23,041           90,445
Amortization of organizational expenses                                    --              --               --            3,121
Reports to shareholders                                                   910             873            5,252           24,953
Directors' fees and expenses                                              320             307            1,846            8,770
Other                                                                     389           3,422            2,248           10,680
                                                                  -----------      ----------      -----------       ----------
     Total expenses before waiver and reimbursement of
       expenses and dividends on short positions                      105,635          78,372          339,085        1,153,607
     Less: Waiver of expenses and reimbursement from
       Advisor                                                        (44,531)        (25,645)          (9,190)         (39,683)
                                                                  -----------      ----------      -----------       ----------
     Net expenses before dividends on short positions                  61,104          52,727          329,895        1,113,924
     Dividends on short positions                                          --              --               --               --
                                                                  -----------      ----------      -----------       ----------
     Total expenses                                                    61,104          52,727          329,895        1,113,924
                                                                  -----------      ----------      -----------       ----------
NET INVESTMENT INCOME (LOSS)                                          (49,935)         37,289           35,254        3,737,499
                                                                  -----------      ----------      -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Real net realized gain (loss) on:
   Investments                                                     (3,752,159)        274,237       (3,794,337)              --
   Short positions                                                         --        (317,306)              --               --
   Written option contracts expired or closed                        (495,301)         (1,346)              --               --
   Futures                                                                473           2,378         (837,042)              --
                                                                  -----------      ----------      -----------       ----------
                                                                   (4,246,987)        (42,037)      (4,631,379)              --
                                                                  -----------      ----------      -----------       ----------
Change in unrealized appreciation (depreciation) on:
   Investments                                                     (2,201,608)         17,441          101,369               --
   Short positions                                                         --       2,403,817               --               --
   Written options                                                    (60,998)            150               --               --
   Futures                                                                 --              --         (280,665)              --
                                                                  -----------      ----------      -----------       ----------
                                                                   (2,262,606)      2,421,408         (179,296)              --
                                                                  -----------      ----------      -----------       ----------
     Net realized and unrealized gain (loss) on investments        (6,509,593)      2,379,371       (4,810,675)              --
                                                                  -----------      ----------      -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $(6,559,528)     $2,416,660      $(4,775,421)      $3,737,499
                                                                  ===========      ==========      ===========       ==========

                        See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                 AUGUST 31, 2001

POTOMAC FUNDS

                                                                             U.S. PLUS FUND                  U.S./SHORT FUND
                                                                  --------------------------------  --------------------------------
                                                                      YEAR ENDED     YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                  AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 2001  AUGUST 31, 2000
                                                                  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
Net investment income (loss)                                      $     (81,045)  $       9,318     $     48,019     $      81,454
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures                                                      (15,011,500)     (5,207,970)         319,320        (1,787,523)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures                                                       (2,315,047)      2,280,497          235,592           (66,365)
                                                                  -------------    ------------     ------------      ------------
     Net increase (decrease) in net assets
       resulting from operations                                    (17,407,592)     (2,918,155)         602,931        (1,772,434)
                                                                  -------------    ------------     ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income                                                                                    (84,163)
Net realized gains                                                                                            --
                                                                                                    ------------
     Total distributions                                                                                 (84,163)
                                                                                                    ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold                                           542,545,802     924,006,934       47,654,238       149,560,734
Proceeds from shares issued to holders
   in reinvestment of dividends                                              --              --           82,556                --
Cost of shares redeemed                                            (570,876,598)   (882,385,805)     (29,352,982)     (150,381,382)
                                                                  -------------    ------------     ------------      ------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                              (28,330,796)     41,621,129       18,383,812          (820,648)
                                                                  -------------    ------------     ------------      ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold                                            21,862,691      29,968,353       17,569,663        21,469,413
Proceeds from shares issued to holders
   in reinvestment of dividends                                              --              --               --                --
Cost of shares redeemed                                             (20,373,312)    (29,761,027)     (17,695,293)      (21,305,043)
                                                                  -------------    ------------     ------------      ------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                                1,489,379         207,326         (125,630)          164,370
                                                                  -------------    ------------     ------------      ------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold                                             1,630,681          82,499
Proceeds from shares issued to holders
   in reinvestment of dividends                                              --              --
Cost of shares redeemed                                              (1,006,408)             --
                                                                  -------------    ------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                                  624,273          82,499
                                                                  -------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (43,624,736)     38,992,799       18,776,950        (2,428,712)
                                                                  -------------    ------------     ------------      ------------
NET ASSETS:
Beginning of period                                                  55,465,668      16,472,869        1,964,139         4,392,851
                                                                  -------------    ------------     ------------      ------------
End of period                                                     $  11,840,932   $  55,465,668     $ 20,741,089     $   1,964,139
                                                                  =============    ============     ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD         $          --   $          --     $     49,811     $      83,707
                                                                  -------------    ------------     ------------      ------------


                     See notes to the financial statements.

POTOMAC FUNDS

                                                                            OTC PLUS FUND                     OTC/SHORT FUND
                                                                  --------------------------------  --------------------------------
                                                                     YEAR ENDED     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                  AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 2001  AUGUST 31, 2000
                                                                  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
Net investment income (loss)                                      $  (1,069,338)   $   (2,298,651)  $      99,837    $     161,313
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures                                                      (61,423,364)          (67,217)      1,296,908      (10,953,349)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures                                                      (78,408,957)       63,903,430       1,637,406          204,221
                                                                  -------------    --------------   -------------     ------------
     Net increase (decrease) in net assets
       resulting from operations                                   (140,901,659)       61,537,562       3,034,151      (10,587,815)
                                                                  -------------    --------------   -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income                                                                          --        (196,488)         (33,575)
Net realized gains                                                                       (155,985)             --               --
                                                                                   --------------   -------------     ------------
     Total distributions                                                                 (155,985)       (196,488)         (33,575)
                                                                                   --------------   -------------     ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold                                           518,488,540     1,027,825,029      99,793,766      201,612,448
Proceeds from shares issued to holders
   in reinvestment of dividends                                              --           152,518         191,997           31,408
Cost of shares redeemed                                            (528,134,295)     (982,187,829)   (101,230,410)    (199,351,962)
                                                                  -------------    --------------   -------------     ------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                               (9,645,755)       45,789,718      (1,244,647)       2,291,894
                                                                  -------------    --------------   -------------     ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold                                            29,816,900        48,379,447                       17,480,896
Proceeds from shares issued to holders
   in reinvestment of dividends                                              --                --                               --
Cost of shares redeemed                                             (30,092,922)      (45,994,741)                     (16,870,446)
                                                                  -------------    --------------                     ------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                                 (276,022)        2,384,706                          610,450
                                                                  -------------    --------------                     ------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold                                               925,975            10,699
Proceeds from shares issued to holders
   in reinvestment of dividends                                              --                --
Cost of shares redeemed                                                (198,911)               --
                                                                  -------------    --------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                                  727,064            10,699
                                                                  -------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (150,096,372)      109,566,700       1,593,016       (7,719,046)
                                                                  -------------    --------------   -------------     ------------
NET ASSETS:
Beginning of period                                                 186,249,087        76,682,387       3,144,405       10,863,451
                                                                  -------------    --------------   -------------     ------------
End of period                                                     $  36,152,715    $  186,249,087   $   4,737,421    $   3,144,405
                                                                  =============    ==============   =============     ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD         $          --    $           --   $      36,427    $     130,831
                                                                  -------------    --------------   -------------     ------------


                     See notes to the financial statements.

POTOMAC FUNDS

                                                                      SMALL CAP PLUS FUND               SMALL CAP/SHORT FUND
                                                               -------------------------------- ------------------------------------
                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED    DECEMBER 21, 1999(1)
                                                               AUGUST 31, 2001  AUGUST 31, 2000 AUGUST 31, 2001  TO AUGUST 31, 2000
                                                               ---------------  --------------- --------------- --------------------
OPERATIONS:
Net investment income (loss)                                  $     579,406     $       510,414   $     228,994    $     190,566
Net realized gain (loss) on investments sold, securities sold short, written option contracts expired or closed
   and futures                                                  (10,703,493)         (5,783,962)       (372,372)      (1,555,743)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures                                                   (1,646,265)          1,983,564         396,492               (5)
                                                               ------------     ---------------   -------------    -------------
     Net increase (decrease) in net assets
       resulting from operations                                (11,770,352)         (3,289,984)        253,114       (1,365,182)
                                                               ------------     ---------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income                                                                  (314,208)       (259,607)
Net realized gains                                                                           --              --
                                                                                ---------------   -------------
     Total distributions                                                               (314,208)       (259,607)
                                                                                ---------------   -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold                                       852,394,982       1,320,815,664     353,097,274      339,075,919
Proceeds from shares issued to holders
   in reinvestment of dividends                                          --             310,224         254,596               --
Cost of shares redeemed                                        (869,941,799)     (1,290,715,173)   (322,814,666)    (337,673,768)
                                                              -------------     ---------------   -------------    -------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                          (17,546,817)         30,410,715      30,537,204        1,402,151
                                                              -------------     ---------------   -------------    -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold                                        99,082,015          39,297,059
Proceeds from shares issued to holders
   in reinvestment of dividends                                          --                  --
Cost of shares redeemed                                        (101,162,544)        (36,357,896)
                                                              -------------     ---------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                           (2,080,529)          2,939,163
                                                               -------------    ---------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold                                       287,884,800          78,100,405
Proceeds from shares issued to holders
   in reinvestment of dividends                                          --                  --
Cost of shares redeemed                                        (298,779,329)        (65,978,375)
                                                              -------------     ---------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                          (10,894,529)         12,122,030
                                                              -------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (42,292,227)         41,867,716      30,530,711           36,969
                                                              -------------     ---------------   -------------    -------------
NET ASSETS:
Beginning of period                                              48,901,338           7,033,622          36,969               --
                                                              -------------     ---------------   -------------    -------------
End of period                                                 $   6,609,111     $    48,901,338   $  30,567,680    $      36,969
                                                              =============     ===============   =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD     $     560,190     $            --   $     159,966    $     190,579
                                                              -------------     ---------------   -------------    -------------

(1)  COMMENCEMENT OF OPERATIONS.


                     See notes to the financial statements.

POTOMAC FUNDS

                                                                       INTERNET PLUS FUND                INTERNET/SHORT FUND
                                                          ------------------------------------ -------------------------------------
                                                             YEAR ENDED    DECEMBER 2, 1999(1)   YEAR ENDED     DECEMBER 21, 1999(1)
                                                          AUGUST 31, 2001  TO AUGUST 31, 2000  AUGUST 31, 2001    TO AUGUST 31, 2000
                                                          ---------------  ------------------- ---------------  --------------------
OPERATIONS:
Net investment income (loss)                               $     (49,935)  $    (132,244)     $     37,289       $   (173,468)
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures                                                (4,246,987)     (3,819,543)          (42,037)        (2,445,006)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures                                                (2,262,606)      2,290,480         2,421,408            (14,784)
                                                          --------------   -------------       -----------      -------------
     Net increase (decrease) in net assets
       resulting from operations                              (6,559,528)     (1,661,307)        2,416,660         (2,633,258)
                                                          --------------   -------------       -----------      -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income                                                                                   --
Net realized gains                                                                                (326,205)
                                                                                               -----------
     Total distributions                                                                          (326,205)
                                                                                               -----------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold                                    108,207,638     305,902,586        25,286,376         75,167,346
Proceeds from shares issued to holders
   in reinvestment of dividends                                       --              --           142,854                 --
Cost of shares redeemed                                     (111,652,281)   (296,660,685)      (22,682,716)       (71,553,554)
                                                          --------------   -------------       -----------      -------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                        (3,444,643)      9,241,901         2,746,514          3,613,792
                                                          --------------   -------------       -----------      -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold                                    117,549,256      71,544,819
Proceeds from shares issued to holders
   in reinvestment of dividends                                       --              --
Cost of shares redeemed                                     (120,663,751)    (65,688,130)
                                                          --------------   -------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                        (3,114,495)      5,856,689
                                                          --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (13,118,666)     13,437,283         4,836,969            980,534
                                                          --------------   -------------       -----------      -------------
NET ASSETS:
Beginning of period                                           13,437,283              --           980,534                 --
                                                          --------------   -------------       -----------      -------------
End of period                                              $     318,617   $  13,437,283      $  5,817,503       $    980,534
                                                          ==============   =============       ===========      =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD  $         --    $         --       $     16,929       $         --
                                                          --------------   -------------       -----------      -------------

(1)  COMMENCEMENT OF OPERATIONS.


                     See notes to the financial statements.

POTOMAC FUNDS

                                                                                                          U.S. GOVERNMENT MONEY
                                                                            DOW 30 PLUS FUND                    MARKET FUND
                                                               ------------------------------------ --------------------------------
                                                                 YEAR ENDED     DECEMBER 2, 1999(1)    YEAR ENDED     YEAR ENDED
                                                               AUGUST 31, 2001  TO AUGUST 31, 2000  AUGUST 31, 2001  AUGUST 31, 2000
                                                               ---------------  ------------------- ---------------  ---------------
OPERATIONS:
Net investment income (loss)                                   $      35,254     $      16,122    $     3,737,499  $     2,485,625
Net realized gain (loss) on investments sold, securities sold short, written option contracts expired or closed
   and futures                                                    (4,631,379)       (3,837,319)                --               --
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures                                                      (179,296)        1,025,152                 --               --
                                                               -------------    --------------     --------------   --------------
     Net increase (decrease) in net assets
       resulting from operations                                  (4,775,421)       (2,796,045)         3,737,499        2,485,625
                                                               -------------    --------------     --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income                                                                                  (3,113,972)      (2,374,800)
Net realized gains                                                                                             --               --
                                                                                                   --------------   --------------
     Total distributions                                                                               (3,113,972)      (2,374,800)
                                                                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income                                                                                    (348,902)         (76,288)
Net realized gains                                                                                             --               --
                                                                                                   --------------   --------------
     Total distributions                                                                                 (348,902)         (76,288)
                                                                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income                                                                                    (274,625)         (34,537)
Net realized gains                                                                                             --               --
                                                                                                   --------------   --------------
     Total distributions                                                                                 (274,625)         (34,537)
                                                                                                   --------------   --------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold                                        293,278,189       285,899,162      1,874,199,642    2,422,593,640
Proceeds from shares issued to holders
   in reinvestment of dividends                                           --                --          2,449,965        1,505,343
Cost of shares redeemed                                         (291,043,309)     (264,593,075)    (1,831,913,497)  (2,457,919,572)
                                                               -------------    --------------     --------------   --------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                             2,234,880        21,306,087         44,736,110      (33,820,589)
                                                               -------------    --------------     --------------   --------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold                                         49,347,984           224,048        330,585,718      158,560,076
Proceeds from shares issued to holders
   in reinvestment of dividends                                           --                --            206,956           42,209
Cost of shares redeemed                                          (48,755,648)         (138,394)      (312,161,030)    (157,923,367)
                                                               -------------    --------------     --------------   --------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                               592,336            85,654         18,631,644          678,918
                                                               -------------    --------------     --------------   --------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold                                             65,419             5,000        306,016,232       79,208,018
Proceeds from shares issued to holders
   in reinvestment of dividends                                           --                --            241,848           24,827
Cost of shares redeemed                                              (62,427)               --       (291,473,823)     (78,522,388)
                                                               -------------    --------------     --------------   --------------
     Net increase (decrease) in net assets resulting
       from capital share transactions                                 2,992             5,000         14,784,257          710,457
                                                               -------------    --------------     --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,945,213)       18,600,696         78,152,011      (32,431,214)
                                                               -------------    --------------     --------------   --------------
NET ASSETS:
Beginning of period                                               18,600,696                --         17,791,519       50,222,733
                                                               -------------    --------------     --------------   --------------
End of period                                                  $  16,655,483     $  18,600,696    $    95,943,530  $    17,791,519
                                                               =============    ==============     ==============   ==============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD      $      35,254     $          --    $            --  $         6,445
                                                               -------------    --------------     --------------   --------------

(1)  COMMENCEMENT OF OPERATIONS.


                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                      U.S. PLUS FUND
                                                     ------------------------------------------------------------------------------
                                                                                      INVESTOR CLASS
                                                     ------------------------------------------------------------------------------
                                                         YEAR ENDED         YEAR ENDED          YEAR ENDED      OCTOBER 20, 1997(1)
                                                      AUGUST 31, 2001     AUGUST 31, 2000     AUGUST 31, 1999   TO AUGUST 31, 1998
                                                     -----------------   -----------------   -----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                     $    17.00         $     14.56        $      9.76           $  10.00
                                                        ------------      ---------------     --------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                               (0.04)               0.01               0.31               0.36
Net realized and unrealized gain (loss)
   on investments(6)                                          (6.52)               2.43               4.59              (0.58)
                                                        ------------      ---------------     --------------       ------------
     Total from investment operations                         (6.56)               2.44               4.90              (0.22)
                                                        ------------      ---------------     --------------       ------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             --                  --                 --              (0.02)
Distributions from realized gains                                --                  --              (0.10)                --
                                                        ------------      ---------------     --------------       ------------
     Total distributions                                         --                  --              (0.10)             (0.02)
                                                        ------------      ---------------     --------------       ------------
NET ASSET VALUE, END OF PERIOD                           $    10.44         $     17.00        $     14.56           $   9.76
                                                        ============      ===============     ==============       ============
TOTAL RETURN                                                 (38.59%)             16.76%             50.38%             (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                $9,768,307         $55,311,201        $16,472,869           $466,997
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                                1.51%               1.50%(7)           1.52%              2.52%(3)
   After expense reimbursement                                 1.50%               1.50%(7)           1.50%              1.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                               (0.34%)              0.05%(7)           2.32%              2.68%(3)
   After expense reimbursement                                (0.33%)              0.05%(7)           2.34%              3.70%(3)
Portfolio turnover rate(5)                                    1,634%              2,010%                 0%                 0%

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)  RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                      U.S. PLUS FUND
                                                  ----------------------------------------------------------------------------------
                                                                   ADVISOR CLASS                           BROKER CLASS
                                                  ----------------------------------------   ---------------------------------------
                                                       YEAR ENDED       MARCH 22, 2000(1)       YEAR ENDED       AUGUST 22, 2000(1)
                                                    AUGUST 31, 2001    TO AUGUST 31, 2000     AUGUST 31, 2001    TO AUGUST 31, 2000
                                                  ------------------  --------------------   -----------------  --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                   $    16.95             $ 16.97             $  16.95           $ 16.69
                                                      -------------          ------------       -------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                             (0.16)              (0.11)               (0.16)            (0.01)
Net realized and unrealized gain (loss)
   on investments(6)                                        (6.46)               0.09                (6.49)             0.27
                                                      -------------          ------------       -------------      ------------
     Total from investment operations                       (6.62)              (0.02)               (6.65)             0.26
                                                      -------------          ------------       -------------      ------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           --                  --                   --                --
Distributions from realized gains                              --                  --                   --                --
                                                      -------------          ------------       -------------      ------------
     Total distributions                                       --                  --                   --                --
                                                      -------------          ------------       -------------      ------------
NET ASSET VALUE, END OF PERIOD                         $    10.33             $ 16.95             $  10.30           $ 16.95
                                                      =============          ============       =============      ============
TOTAL RETURN                                               (39.06%)             (0.12%)(2)          (39.23%)            1.56%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                              $1,527,985             $70,718             $544,640           $83,749
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                              2.51%               2.50%(3, 7)          2.51%             2.50%(3, 7)
   After expense reimbursement                               2.50%               2.50%(3, 7)          2.50%             2.50%(3, 7)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                            (1.34%)              (1.64%)(3, 7)        (1.34%)           (2.47%)(3, 7)
   After expense reimbursement                             (1.33%)              (1.64%)(3, 7)        (1.33%)           (2.47%)(3, 7)
Portfolio turnover rate(5)                                  1,634%              2,010%               1,634%            2,010%

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)  RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                        U.S./SHORT FUND
                                           ----------------------------------------------------
                                                                         INVESTOR CLASS(7)
                                           ----------------------------------------------------
                                               YEAR ENDED       YEAR ENDED       YEAR ENDED
                                             AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 1999
                                             ---------------  ---------------  ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD            $     29.33     $    34.39      $    47.30
                                               --------------  -------------  ---------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                        0.62(10)       0.70(10)        1.05
Net realized and unrealized gain (loss)
   on investments(6)                                   8.74          (5.76)         (13.91)
                                               --------------  -------------  ---------------
     Total from investment operations                  9.36          (5.06)         (12.86)
                                               --------------  -------------  ---------------
LESS DISTRIBUTIONS:
Dividends from net investment
   income                                             (1.27)            --              --
Distributions from realized gains                        --             --           (0.05)
                                               --------------  -------------  ---------------
     Total distributions                              (1.27)            --           (0.05)
                                               --------------  -------------  ---------------
NET ASSET VALUE, END OF PERIOD                  $     37.42     $    29.33      $    34.39
                                               ==============  =============  ===============
TOTAL RETURN                                          32.49%        (14.71%)        (26.77%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                       $20,740,626     $1,964,139      $4,392,851
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                        3.41%          2.28%           1.90%
   After expense reimbursement                         1.65%(8)       1.62%(8)        1.64%
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                        0.10%          1.46%           2.23%
   After expense reimbursement                         1.86%(9)       2.12%(9)        2.49%
Portfolio turnover rate(5)                              867%           781%              0%

                                          -------------------------------------
                                                                ADVISOR CLASS
                                          -----------------  ------------------
                                          NOVEMBER 7, 1997(1)   MAY 9, 2001(1)
                                           TO AUGUST 31, 1998  TO AUGUST 31, 2001
                                           ------------------  ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD       $    50.00          $33.76
                                          --------------   --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                  1.15           (0.01)(13)
Net realized and unrealized gain (loss)
   on investments(6)                            (3.85)           3.59
                                          --------------   --------------
     Total from investment operations           (2.70)           3.58
                                          --------------   --------------
LESS DISTRIBUTIONS:
Dividends from net investment
   income                                          --              --
Distributions from realized gains                  --              --
                                          --------------   --------------
     Total distributions                           --              --
                                          --------------   --------------
NET ASSET VALUE, END OF PERIOD             $    47.30          $37.34
                                          ==============   ==============
TOTAL RETURN                                    (5.40%)(2)      10.60%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                  $7,768,652          $  463
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                  5.29%(3)        4.41%(3)
   After expense reimbursement                   1.57%(3)        2.65%(3,11)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                 (0.46%)(3)      (1.90%)(3)
   After expense reimbursement                   3.26%(3)       (0.14%)(3,12)
Portfolio turnover rate(5)                          0%            867%

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.
(8) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEARS ENDED AUGUST 31, 2001 AND 2000 WAS 2.15% AND 2.05%, RESPECTIVELY.
(9) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEARS ENDED AUGUST 31, 2001 AND 2000 WAS 2.36% AND 2.55%, RESPECTIVELY.
(10) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEARS ENDED AUGUST 31, 2001 AND 2000 WAS $0.78 AND $0.84, RESPECTIVELY.
(11) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2001 WAS 3.16%.
(12) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2001 WAS 0.37%.
(13) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2001 WAS $0.04.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                       OTC PLUS FUND
                                                        ----------------------------------------------------------------------------
                                                                                       INVESTOR CLASS
                                                        ----------------------------------------------------------------------------
                                                            YEAR ENDED         YEAR ENDED        YEAR ENDED      OCTOBER 20, 1997(1)
                                                         AUGUST 31, 2001    AUGUST 31, 2000    AUGUST 31, 1999   TO AUGUST 31, 1998
                                                        -----------------  -----------------  -----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                       $     44.13      $      24.60       $     10.41      $    10.00
                                                          -------------    --------------     --------------   --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                                  (0.30)            (0.49)            (0.23)          (0.11)
Net realized and unrealized gain (loss)
   on investments(6)                                            (32.29)            20.05             14.48            0.52
                                                          -------------    --------------     --------------   --------------
     Total from investment operations                           (32.59)            19.56             14.25            0.41
                                                          -------------    --------------     --------------   --------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                --                --                --              --
Distributions from realized gains                                   --             (0.03)            (0.06)             --
                                                          -------------    --------------     --------------   --------------
     Total distributions                                            --             (0.03)            (0.06)             --
                                                          -------------    --------------     --------------   --------------
NET ASSET VALUE, END OF PERIOD                             $     11.54      $      44.13       $     24.60      $    10.41
                                                          =============    ==============     ==============   ==============
TOTAL RETURN                                                    (73.85%)           79.54%           137.18%           4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                  $35,668,601      $184,751,134       $76,682,387      $7,680,546
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                                   1.50%             1.50%(7)          1.50%           3.21%(3)
   After expense reimbursement                                    1.50%             1.50%(7)          1.50%           1.50%(3)
Ratio of net investment income (loss) to average
   net assets:
   Before expense reimbursement                                  (1.32%)           (1.26%)(7)        (1.16%)         (2.84%)(3)
   After expense reimbursement                                   (1.32%)           (1.26%)(7)        (1.16%)         (1.13%)(3)
Portfolio turnover rate(5)                                         392%              378%            1,000%          2,325%

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)  RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                         OTC PLUS FUND
                                                    --------------------------------------------------------------------------------
                                                                  ADVISOR CLASS                              BROKER CLASS
                                                    ---------------------------------------   --------------------------------------
                                                       YEAR ENDED      FEBRUARY 24, 2000(1)      YEAR ENDED       AUGUST 22, 2000(1)
                                                     AUGUST 31, 2001    TO AUGUST 31, 2000     AUGUST 31, 2001    TO AUGUST 31, 2000
                                                    -----------------  --------------------   -----------------   ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                     $  44.07           $    47.64            $  44.07           $ 40.81
                                                       -------------      --------------         ------------     -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                             (0.41)               (0.36)              (0.36)            (0.02)
Net realized and unrealized gain (loss)
   on investments(6)                                       (32.17)               (3.21)             (32.23)             3.28
                                                       -------------      --------------         ------------     -------------
     Total from investment operations                      (32.58)               (3.57)             (32.59)             3.26
                                                       -------------      --------------         ------------     -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           --                   --                  --                --
Distributions from realized gains                              --                   --                  --                --
                                                       -------------      --------------         ------------     -------------
     Total distributions                                       --                   --                  --                --
                                                       -------------      --------------         ------------     -------------
NET ASSET VALUE, END OF PERIOD                           $  11.49           $    44.07            $  11.48           $ 44.07
                                                       =============      ==============         ============     =============
TOTAL RETURN                                               (73.93%)              (7.49%)(2)         (73.95%)             7.99%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                $159,253           $1,486,399            $324,861           $11,554
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                              2.28%                2.30%(3, 7)         2.28%             2.30%(3, 7)
   After expense reimbursement                               2.13%                2.13%(3, 7)         2.18%             2.00%(3, 7)
Ratio of net investment income (loss) to average
   net assets:
   Before expense reimbursement                             (2.09%)              (2.01%)(3, 7)       (2.09%)           (2.05%)(3, 7)
   After expense reimbursement                              (1.94%)              (1.84%)(3, 7)       (1.99%)           (1.75%)(3, 7)
Portfolio turnover rate(5)                                    392%                 378%                392%              378%

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)  RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                       OTC/SHORT FUND(10)
                                                        ----------------------------------------------------------------------------
                                                                                         INVESTOR CLASS
                                                        ----------------------------------------------------------------------------
                                                            YEAR ENDED         YEAR ENDED         YEAR ENDED     OCTOBER 16, 1997(1)
                                                         AUGUST 31, 2001    AUGUST 31, 2000    AUGUST 31, 1999   TO AUGUST 31, 1998
                                                        -----------------  -----------------  -----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                        $     8.31         $    17.06        $     41.90      $     50.00
                                                           -------------     --------------    ---------------   ---------------
INCOME (LOSS) FROM INVESTMENT  OPERATIONS:
Net investment income (loss)(4)                                   0.21(9)            0.23               0.39(9)          0.45(9)
Net realized and unrealized gain (loss)
   on investments(6)                                              7.20              (8.90)            (25.22)           (8.55)
                                                           -------------     --------------    ---------------   ---------------
     Total from investment operations                             7.41              (8.67)            (24.83)           (8.10)
                                                           -------------     --------------    ---------------   ---------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (0.27)             (0.08)                --              --
Distributions from realized gains                                   --                 --              (0.01)             --
                                                           -------------     --------------    ---------------   ---------------
     Total distributions                                         (0.27)             (0.08)             (0.01)             --
                                                           -------------     --------------    ---------------   ---------------
NET ASSET VALUE, END OF PERIOD                              $    15.45         $     8.31        $     17.06      $     41.90
                                                           =============     ==============    ===============   ===============
TOTAL RETURN                                                     89.91%            (50.96%)           (59.25%)         (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                   $4,737,421         $3,144,405        $10,863,451      $19,168,538
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                                   2.14%              1.71%              1.87%            3.70%(3)
   After expense reimbursement                                    1.65%(7)           1.65%              1.65%(7)         1.64%(3,7)
Ratio of net investment income (loss) to average
   net assets:
   Before expense reimbursement                                   1.22%              1.98%              1.47%           (0.74%)(3)
   After expense reimbursement                                    1.71%(8)           2.04%              1.69%(8)         1.32%(3,8)
Portfolio turnover rate(5)                                         869%             1,225%             3,049%           3,346%

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEARS ENDED AUGUST 31, 2001 AND 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.69%, 1.74% AND 1.78%, RESPECTIVELY.
(8) THE NET INVESTMENT INCOME RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEARS ENDED AUGUST 31, 2001 AND 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.75%, 1.78% AND 1.46%, RESPECTIVELY.
(9) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEARS ENDED AUGUST 31, 2001 AND 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS $0.22, $0.41 AND $0.50, RESPECTIVELY.
(10) THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                              SMALL CAP PLUS FUND
                                           ------------------------------------------------------
                                                                      INVESTOR CLASS
                                           ------------------------------------------------------
                                              YEAR ENDED       YEAR ENDED     FEBRUARY 22, 1999(1)
                                           AUGUST 31, 2001  AUGUST 31, 2000    TO AUGUST 31, 1999
                                           ---------------- ----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD           $    12.58     $     11.10        $   10.00
                                              -------------  -------------      -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                      0.23            0.19             0.18
Net realized and unrealized gain (loss)
   on investments(6)                                (2.29)           1.42             0.92
                                              -------------  -------------     -------------
     Total from investment operations               (2.06)           1.61             1.10
                                              -------------  -------------     -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --           (0.13)              --
Distributions from realized gains                      --              --               --
                                              -------------  -------------     -------------
     Total distributions                               --           (0.13)              --
                                              -------------  -------------      -------------
NET ASSET VALUE, END OF PERIOD                 $    10.52     $     12.58        $   11.10
                                              =============  =============      =============
TOTAL RETURN                                       (16.38%)         14.50%           11.00%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                      $6,479,334     $34,065,099        $7,033,622
Ratio of net expenses to average
   net assets:
   Before expense reimbursement                      1.50%           1.50%(7)         1.50%(3)
   After expense reimbursement                       1.50%           1.50%(7)         1.50%(3)
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement                      2.06%           1.55%(7)         3.03%(3)
   After expense reimbursement                       2.06%           1.55%(7)         3.03%(3)
Portfolio turnover rate(5)                            939%          3,390%               0%


                                                  SMALL CAP PLUS FUND
                                           -----------------------------------

                                          ------------------------------------
                                                    ADVISOR CLASS
                                           ---------------------------------
                                             YEAR ENDED    FEBRUARY 9, 2000(1)
                                           AUGUST 31, 2001 TO AUGUST 31, 2000
                                           --------------- -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD           $ 12.56       $    14.26
                                             -----------   --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                   0.14             0.02
Net realized and unrealized gain (loss)
   on investments(6)                             (2.21)           (1.72)
                                             -----------    --------------
     Total from investment operations            (2.07)           (1.70)
                                             -----------    --------------
LESS DISTRIBUTIONS:
Dividends from net investment income                --               --
Distributions from realized gains                   --               --
                                             -----------   --------------
     Total distributions                            --               --
                                              -----------   --------------
NET ASSET VALUE, END OF PERIOD                 $ 10.49       $    12.56
                                              ===========   ==============
TOTAL RETURN                                    (16.48%)         (11.92%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                      $70,754       $2,801,317
Ratio of net expenses to average
   net assets:
   Before expense reimbursement             2.49%            2.36%(3,7)
   After expense reimbursement              2.27%            2.35%(3,7)
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement             1.07%            0.24%(3,7)
   After expense reimbursement              1.29%            0.25%(3,7)
Portfolio turnover rate(5)                   939%           3,390%


(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)  RATIO INCLUDES ADVISOR EXPENSE RECOVERY.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                               SMALL CAP PLUS FUND                   SMALL CAP/SHORT FUND
                                                    ---------------------------------------  --------------------------------------
                                                                   BROKER CLASS                         INVESTOR CLASS
                                                    ---------------------------------------  --------------------------------------
                                                        YEAR ENDED       MARCH 28, 2000(1)      YEAR ENDED     DECEMBER 21, 1999(1)
                                                     AUGUST 31, 2001    TO AUGUST 31, 2000    AUGUST 31, 2001   TO AUGUST 31, 2000
                                                    -----------------  --------------------  ----------------- --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 12.57          $     15.06         $     43.37          $ 50.00
                                                           -------          -----------         -----------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                               0.15                 0.04                1.02(10)         1.39
Net realized and unrealized gain (loss)
   on investments(6)                                         (2.23)               (2.53)               6.26            (8.02)
                                                           -------          -----------         -----------          -------
     Total from investment operations                        (2.08)               (2.49)               7.28            (6.63)
                                                           -------          -----------         -----------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income                            --                   --               (1.81)              --
Distributions from realized gains                               --                   --                  --               --
                                                           -------          -----------         -----------          -------
     Total distributions                                        --                   --               (1.81)              --
                                                           -------          -----------         -----------          -------
NET ASSET VALUE, END OF PERIOD                             $ 10.49          $     12.57         $     48.84          $ 43.37
                                                           =======          ===========         ===========          =======
TOTAL RETURN                                                (16.55%)             (16.53%)(2)          16.75%          (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                  $59,023          $12,034,922         $30,567,680          $36,969
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                               2.49%                2.36%(3,7)          1.70%            1.65%(3)
   After expense reimbursement                                2.26%                2.27%(3,7)          1.65%(8)         1.39%(3)
Ratio of net investment income (loss) to average
   net assets:
   Before expense reimbursement                               1.07%                0.77%(3,7)          2.09%            3.50%(3)
   After expense reimbursement                                1.30%                0.86%(3,7)          2.14%(9)         3.76%(3)
Portfolio turnover rate(5)                                     939%               3,390%              1,736%             851%

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
     (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)  RATIO INCLUDES ADVISOR EXPENSE RECOVERY.
(8) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2001 WAS 1.66%.
(9) THE NET INVESTMENT INCOME RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2001 WAS 2.15%.
(10) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2001 WAS $1.03.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                        INTERNET PLUS FUND
                                               ----------------------------------------------------------------------
                                                        INVESTOR CLASS                       ADVISOR CLASS
                                               ----------------------------------  ----------------------------------
                                                 YEAR ENDED     DECEMBER 2, 1999(1)  YEAR ENDED    FEBRUARY 24, 2000(1)
                                               AUGUST 31, 2001 TO AUGUST 31, 2000  AUGUST 31, 2001 TO AUGUST 31, 2000
                                               --------------- ------------------  --------------- ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD                            $      8.45      $       10.00       $    8.45      $       14.20
                                                 ------------     --------------      ----------     --------------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4)                         (0.03)             (0.11)          (0.07)             (0.10)
Net realized and unrealized gain (loss)
   on investments(6)                                    (7.17)             (1.44)          (7.15)             (5.65)
                                                 ------------     --------------      ----------     --------------
     Total from investment operations                   (7.20)             (1.55)          (7.22)             (5.75)
                                                 ------------     --------------      ----------     --------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --                 --              --                 --
Distributions from realized gains                       --                 --              --                 --
                                                 ------------     --------------      ----------     --------------
     Total distributions                                --                 --              --                 --
                                                 ------------     --------------      ----------     --------------
NET ASSET VALUE, END OF PERIOD                    $      1.25     $         8.45       $    1.23     $         8.45
                                                 ============     ==============      ==========     ==============
TOTAL RETURN                                           (85.21%)           (15.50%)(2)     (85.44%)           (40.49%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                         $   318,497     $    8,126,643       $     120         $5,310,640
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                          2.84%              1.52%(3)        3.84%              2.52%(3)
   After expense reimbursement                           1.50%              1.50%(3)        2.50%              2.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                         (2.50%)            (1.37%)(3)      (3.50%)            (2.34%)(3)
   After expense reimbursement                          (1.16%)            (1.35%)(3)      (2.16%)            (2.32%)(3)
Portfolio turnover rate(5)                              4,925%             3,302%          4,925%             3,302%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES
    OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                      INTERNET/SHORT FUND                  DOW 30 PLUS FUND
                                               ------------------------------------------------------------------------------
                                                        INVESTOR CLASS                      INVESTOR CLASS
                                               -------------------------------------   --------------------------------------
                                                 YEAR ENDED       DECEMBER 21, 1999(1)     YEAR ENDED     DECEMBER 2, 1999(1)
                                               AUGUST 31, 2001    TO AUGUST 31, 2000    AUGUST 31, 2001   TO AUGUST 31, 2000
                                               ---------------    ------------------    ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD                           $       35.40       $    50.00            $     9.32        $   10.00
                                                --------------      -----------            ----------        ---------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4)                           0.85            (4.45)(9)              0.03             0.01
Net realized and unrealized gain (loss)
   on investments(6)                                     76.32           (10.15)                (1.59)           (0.69)
                                                --------------      -----------            ----------        ---------
     Total from investment operations                    77.17           (14.60)                (1.56)           (0.68)
                                                --------------      -----------            ----------        ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --               --                    --               --
Distributions from realized gains                        (9.41)           --                    --               --
                                                --------------      -----------            ----------        ---------
     Total distributions                                 (9.41)           --                    --               --
                                                --------------      -----------            ----------        ---------
NET ASSET VALUE, END OF PERIOD                    $     103.16       $    35.40            $     7.76        $    9.32
                                                ==============      ===========            ==========        =========
TOTAL RETURN                                            233.15%          (29.20%)(2)           (16.74%)          (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                         $  5,817,503       $  980,534            $16,549,599      $18,509,233
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                           2.45%            1.65%(3)              1.55%            1.52%(3)
   After expense reimbursement                            1.65%            1.36%(3,7)            1.50%            1.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                           0.37%          (15.32%)(3)             0.35%            0.16%(3)
   After expense reimbursement                            1.17%          (15.03%)(3,8)           0.40%            0.18%(3)
Portfolio turnover rate(5)                                 1,281%           6,371%                1,415%           1,606%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT
    INCOME (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL
    INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
    SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS
    ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF
    SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND
    LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS.
    THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS 18.33%.
(8) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS 1.94%.
(9) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS $0.57.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                         DOW 30 PLUS FUND
                                              --------------------------------------------------------------------------
                                                         ADVISOR CLASS                       BROKER CLASS
                                              ------------------------------------  ------------------------------------
                                                 YEAR ENDED      JUNE 1, 2000(1)      YEAR ENDED      AUGUST 17, 2000(1)
                                               AUGUST 31, 2001  TO AUGUST 31, 2000  AUGUST 31, 2001  TO AUGUST 31, 2000
                                              ----------------  ------------------  ---------------  -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD                             $      9.32        $    8.72         $   9.32            $  9.12
                                                  ------------       ----------        ---------           --------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4)                          (0.05)           (0.01)           (0.05)             --
Net realized and unrealized gain (loss)
   on investments(6)                                     (1.58)            0.61            (1.57)              0.20
                                                  ------------       ----------        ---------           --------
     Total from investment operations                    (1.63)            0.60            (1.62)              0.20
                                                  ------------       ----------        ---------           --------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --               --               --                 --
Distributions from realized gains                        --               --               --                 --
                                                  ------------       ----------        ---------           --------
     Total distributions                                 --               --               --                 --
                                                  ------------       ----------        ---------           --------
NET ASSET VALUE, END OF PERIOD                     $      7.69        $    9.32        $    7.70            $  9.32
                                                  ============       ==========        =========           ========
TOTAL RETURN                                            (17.49%)           6.88%(2)       (17.38%)             2.19%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                          $   101,149        $  86,355        $   4,735            $ 5,108
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                           2.55%            2.52%(3)         2.55%              2.52%(3)
   After expense reimbursement                            2.50%            2.50%(3)         2.50%              2.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                          (0.65%)          (0.36%)(3)       (0.65%)             0.39%(3)
   After expense reimbursement                           (0.60%)          (0.34%)(3)       (0.60%)             0.41%(3)
Portfolio turnover rate(5)                               1,415%           1,606%           1,415%             1,606%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
    SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND
    LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                              -----------------------------------------------------------------------
                                                                          INVESTOR CLASS
                                              -----------------------------------------------------------------------
                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED    OCTOBER 20, 1997(1)
                                               AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999 TO AUGUST 31, 1998
                                              ----------------  ----------------   --------------- ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD                            $       1.00       $      1.00       $      1.00       $     1.00
                                                  ------------       -----------       -----------       ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4)                           0.04              0.05              0.04             0.04
Net realized and unrealized gain (loss)
   on investments                                        --                --                --               --
                                                  ------------       -----------       -----------       ----------
     Total from investment operations                     0.04              0.05              0.04             0.04
                                                  ------------       -----------       -----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (0.04)            (0.05)            (0.04)           (0.04)
Distributions from realized gains                        --                --                --               --
                                                  ------------       -----------       -----------       ----------
     Total distributions                                 (0.04)            (0.05)            (0.04)           (0.04)
                                                  ------------       -----------       -----------       ----------
NET ASSET VALUE, END OF PERIOD                    $       1.00       $      1.00       $      1.00       $     1.00
                                                  ============       ===========       ===========       ==========
TOTAL RETURN                                              4.45%             5.01%             3.89%            3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                          $61,138,254       $16,402,144       $50,222,733       $9,370,384
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                           1.04%             1.03%             1.20%            3.70%(3)
   After expense reimbursement                            1.00%             1.00%             0.99%            1.00%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                           4.29%             4.93%             3.68%            1.66%(3)
   After expense reimbursement                            4.33%             4.96%             3.89%            4.36%(3)

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                   See notes to the financial statements.

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                              ---------------------------------------------------------------------------
                                                         ADVISOR CLASS                       BROKER CLASS
                                              ---------------------------------------  ------------------------------------
                                                 YEAR ENDED       FEBRUARY 2, 2000(1)    YEAR ENDED      MARCH 22, 2000(1)
                                               AUGUST 31, 2001    TO AUGUST 31, 2000   AUGUST 31, 2001   TO AUGUST 31, 2000
                                              ------------------- -------------------  ----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD                            $       1.00      $      1.00         $     1.00        $    1.00
                                                 -------------      -----------        -----------       ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4)                           0.03             0.03               0.03             0.01
Net realized and unrealized gain (loss)
   on investments                                        --               --                 --               --
                                                 -------------      -----------        -----------       ----------
     Total from investment operations                     0.03             0.03               0.03             0.01
                                                 -------------      -----------        -----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (0.03)           (0.03)             (0.03)           (0.01)
Distributions from realized gains                        --               --                 --               --
                                                 -------------      -----------        -----------       ----------
     Total distributions                                 (0.03)           (0.03)             (0.03)           (0.01)
                                                 -------------      -----------        -----------       ----------
NET ASSET VALUE, END OF PERIOD                    $       1.00      $      1.00         $     1.00        $    1.00
                                                 =============      ===========        ===========       ==========
TOTAL RETURN                                              3.38%            2.54%(2)           3.42%            0.61%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                          $19,310,561         $678,918        $15,494,715         $710,457
Ratio of net expenses to average net
   assets:
   Before expense reimbursement                           2.04%            2.03%(3)           2.04%            2.03%(3)
   After expense reimbursement                            2.00%            2.00%(3)           2.00%            2.00%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement                           3.29%            4.32%(3)           3.29%            4.37%(3)
   After expense reimbursement                            3.33%            4.35%(3)           3.33%            4.40%(3)

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                   See notes to the financial statements.

                                  POTOMAC FUNDS

                        NOTES TO THE FINANCIAL STATEMENTS

                                 AUGUST 31, 2001

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; the Small Cap Plus Fund commenced operations on February 22, 1999; the Dow 30 Plus Fund and the Internet Plus Fund commenced operations on December 2, 1999, and the Internet/Short Fund and Small Cap/Short Fund commenced operations on December 21, 1999.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Internet Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Composite Internet Index ("Internet Index"). The objective of the Internet/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Internet Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Effective February 2, 2000, the Trust redesignated outstanding shares as Investor Class shares and began offering two new classes of shares: Advisor Class and Broker Class. Investor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Board has authorized each Fund's Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses for the year ended August 31, 2001, which was 1.50% for the Plus Funds and 1.65% for the Short Funds. Advisor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Advisor Class' average daily net assets. The Board has authorized each Fund's Advisor Class shares to pay Rule 12b-1 fees equal to 1.00% of Advisor Class' average daily net assets. Broker Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Broker Class' average daily net assets. The Board has authorized each Fund's Broker Class shares to pay Rule 12b-1 fees equal to 1.00% of Broker Class' average daily net assets. The Broker Class shares are subject to a contingent deferred sales charge ("CDSC") upon redemption from the Fund within six years from the time of the original purchase. Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees, voting rights on any other matters pertaining to a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

     a) INVESTMENT VALUATION - Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     b) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

     d) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

     e) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund and the Internet/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

     f) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

     g) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

     h) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

     i) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to post-October losses which may not be recognized until the first day of the following fiscal year, wash sale losses, which are deferred for tax purposes, and unrealized gains or losses on open Section 1256 contracts which are realized, for tax purposes, at August 31, 2001. Certain Funds also utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

     j) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     k) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

                                                U.S. PLUS FUND                           U.S./SHORT FUND
                                       -----------------------------------    -----------------------------------

                                         YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                       AUGUST 31, 2001     AUGUST 31, 2000    AUGUST 31, 2001     AUGUST 31, 2000
                                       ---------------     ---------------    ---------------     ---------------
INVESTOR CLASS:
Shares sold                               41,591,797          57,882,029         1,359,967          4,609,012
Shares issued to holders in
  reinvestment of dividends                       --                  --             2,502                 --
Shares redeemed                          (43,910,189)        (55,759,793)         (875,234)        (4,669,794)
                                         -----------         -----------         ----------         ----------
  Net increase (decrease)                 (2,318,392)          2,122,236           487,235            (60,782)
                                         -----------         -----------         ----------         ----------
ADVISOR CLASS:
Shares sold                                1,843,179           1,863,463           503,908            676,424
Shares issued to holders in
  reinvestment of dividends                       --                  --                --                 --
Shares redeemed                           (1,699,415)         (1,859,291)         (503,896)          (676,424)
                                         -----------         -----------         ----------         ----------
  Net increase (decrease)                    143,764               4,172                12                 --
                                         -----------         -----------         ----------         ----------
BROKER CLASS:
Shares sold                                  129,507               4,940
Shares issued to holders in
  reinvestment of dividends                       --                  --
Shares redeemed                              (81,582)                 --
                                         -----------         -----------
  Net increase (decrease)                     47,925               4,940
                                         -----------         -----------
Total net increase (decrease) from
  capital share transactions              (2,126,703)          2,131,348           487,247              (60,782)
                                         ===========         ===========         ==========         ===========


                                                  OTC PLUS FUND                          OTC/SHORT FUND
                                       -----------------------------------     -----------------------------------
                                         YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                       AUGUST 31, 2001     AUGUST 31, 2000     AUGUST 31, 2001     AUGUST 31, 2000
                                       ---------------     ---------------     ---------------     ---------------
INVESTOR CLASS:
Shares sold                               22,625,927          26,953,625          8,187,229           18,077,057
Shares issued to holders in
  reinvestment of dividends                       --               4,179             15,274                2,628
Shares redeemed                          (23,721,695)        (25,888,548)        (8,274,248)         (18,337,894)
                                         -----------         -----------         ----------          -----------
  Net increase (decrease)                 (1,095,768)          1,069,256            (71,745)            (258,209)
                                         -----------         -----------         ----------          -----------
ADVISOR CLASS:
Shares sold                                1,257,969           1,167,347                               1,762,210
Shares issued to holders in
  reinvestment of dividends                       --                  --                                      --
Shares redeemed                           (1,277,832)         (1,133,620)                             (1,762,210)
                                         -----------         -----------                             -----------
  Net increase (decrease)                    (19,863)             33,727                                      --
                                         -----------         -----------                             -----------
BROKER CLASS:
Shares sold                                   37,477                 262
Shares issued to holders in
  reinvestment of dividends                       --                  --
Shares redeemed                               (9,433)                 --
                                         -----------         -----------
  Net increase (decrease)                     28,044                 262
                                         -----------         -----------
Total net increase (decrease)
  from capital share transactions         (1,087,587)          1,103,245            (71,745)            (258,209)
                                         ===========         ===========         ==========          ===========

                                             SMALL CAP PLUS FUND                     SMALL CAP/SHORT FUND
                                       ------------------------------------    ----------------------------------
                                         YEAR ENDED           YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                       AUGUST 31, 2001      AUGUST 31, 2000    AUGUST 31, 2001    AUGUST 31, 2000
                                       ---------------      ---------------    ---------------    ---------------
INVESTOR CLASS:
Shares sold                               74,571,663          103,808,201         7,481,453           7,087,491
Shares issued to holders in
  reinvestment of dividends                       --               25,449             5,171                  --
Shares redeemed                          (76,663,498)        (101,760,032)       (6,861,650)         (7,086,639)
                                         -----------         ------------        ----------          ----------
  Net increase (decrease)                 (2,091,835)           2,073,618           624,974                 852
                                         -----------         ------------        ----------          ----------
ADVISOR CLASS:
Shares sold                                8,700,182            2,977,953
Shares issued to holders in
  reinvestment of dividends                       --                   --
Shares redeemed                           (8,916,497)          (2,754,896)
                                         -----------         ------------
  Net increase (decrease)                   (216,315)             223,057
                                         -----------         ------------
BROKER CLASS:
Shares sold                               25,347,036            6,307,658
Shares issued to holders in
  reinvestment of dividends                       --                   --
Shares redeemed                          (26,298,877)          (5,350,192)
                                         -----------         ------------
  Net increase (decrease)                   (951,841)             957,466
                                         -----------         ------------
Total net increase (decrease)
  from capital share transactions         (3,259,991)           3,254,141           624,974                 852
                                         ===========         ============        ==========          ==========

                                               INTERNET PLUS FUND                     INTERNET/SHORT FUND
                                       -----------------------------------      ----------------------------------
                                         YEAR ENDED         PERIOD ENDED          YEAR ENDED         PERIOD ENDED
                                       AUGUST 31, 2001     AUGUST 31, 2000      AUGUST 31, 2001     AUGUST 31, 2000
                                       ---------------     ---------------      ---------------     ---------------
INVESTOR CLASS:
Shares sold                               39,875,643          29,047,690            333,590            1,628,439
Shares issued to holders in
  reinvestment of dividends                       --                  --              2,092                   --
Shares redeemed                          (40,582,636)        (28,085,949)          (306,988)          (1,600,742)
                                         -----------         -----------           --------           ----------
  Net increase (decrease)                   (706,993)            961,741             28,694               27,697
                                         -----------         -----------           --------           ----------
ADVISOR CLASS:
Shares sold                               36,253,115           8,743,609
Shares issued to holders in
  reinvestment of dividends                       --                  --
Shares redeemed                          (36,881,413)         (8,115,214)
                                         -----------         -----------
  Net increase (decrease)                   (628,298)            628,395
                                         -----------         -----------
Total net increase (decrease)
  from capital share transactions         (1,335,291)          1,590,136             28,694               27,697
                                         ===========         ===========           ========           ==========

                                                                                         U.S. GOVERNMENT
                                                DOW 30 PLUS FUND                         MONEY MARKET FUND
                                        -----------------------------------     -----------------------------------
                                          YEAR ENDED         PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                        AUGUST 31, 2001     AUGUST 31, 2000     AUGUST 31, 2001     AUGUST 31, 2000
                                        ---------------     ---------------     ---------------     ---------------
INVESTOR CLASS:
Shares sold                               34,363,351          30,995,390         1,874,199,642       2,422,593,640
Shares issued to holders in
  reinvestment of dividends                       --                  --             2,449,965           1,505,343


Shares redeemed                          (34,215,304)        (29,009,661)       (1,831,913,497)     (2,457,919,572)
                                         -----------         -----------        --------------      --------------
  Net increase (decrease)                    148,047           1,985,729            44,736,110         (33,820,589)
                                         -----------         -----------        --------------      --------------
ADVISOR CLASS:
Shares sold                                5,894,692              24,874           330,585,718         158,560,076
Shares issued to holders in
  reinvestment of dividends                       --                  --               206,956              42,209
Shares redeemed                           (5,890,805)            (15,604)         (312,161,031)       (157,923,367)
                                         -----------         -----------        --------------      --------------
  Net increase (decrease)                      3,887               9,270            18,631,643             678,918
                                         -----------         -----------        --------------      --------------
BROKER CLASS:
Shares sold                                    7,377                 548           306,016,233          79,208,018
Shares issued to holders in
  reinvestment of dividends                       --                  --               241,848              24,827
Shares redeemed                               (7,310)                 --          (291,473,823)        (78,522,388)
                                         -----------         -----------        --------------      --------------
  Net increase (decrease)                         67                 548            14,784,258             710,457
                                         -----------         -----------        --------------      --------------
Total net increase (decrease)
  from capital share transactions            152,001           1,995,547            78,152,011         (32,431,214)
                                         ===========         ===========        ==============      ==============

4. INVESTMENT TRANSACTIONS

During the year ended August 31, 2001, the aggregate purchases and sales of investments (excluding short-term investments, options and futures contracts) were:

                                   U.S. PLUS FUND      U.S./SHORT FUND        OTC PLUS FUND         OTC/SHORT FUND
                                   --------------      ---------------        -------------         --------------
Purchases                            $463,297,802         $ 22,764,475         $318,709,305           $ 37,212,865
Sales                                $494,123,676         $ 15,553,619         $353,110,866           $ 33,511,084

                                                             SMALL CAP           SMALL CAP/               INTERNET
                                                             PLUS FUND           SHORT FUND              PLUS FUND
                                                       ---------------        -------------         --------------
Purchases                                                 $112,542,537          $ 2,984,478           $206,382,972
Sales                                                     $118,882,021          $ 2,922,743           $213,933,200

                                                                                                   U.S. GOVERNMENT
                                                             INTERNET/               DOW 30          MONEY MARKET
                                                            SHORT FUND            PLUS FUND                   FUND
                                                       ---------------        -------------         --------------
Purchases                                                 $ 45,643,105         $245,174,700           $         --
Sales                                                     $ 37,677,015         $243,325,512           $         --


There were no purchases or sales of long-term U.S. Government Securities.

During the year ended August 31, 2001, the following Funds wrote the following options:

                                                              U.S./SHORT FUND                  OTC PLUS FUND
                                                         -------------------------       -------------------------
                                                         NUMBER OF         PREMIUM       NUMBER OF         PREMIUM
                                                         CONTRACTS          AMOUNT       CONTRACTS          AMOUNT
                                                         ---------       ---------       ---------       ---------
Outstanding at beginning of year                                 5       $   1,175              67       $ 267,156
Options written                                                 29          21,274               5           7,225
Options terminated                                             (34)        (22,449)            (72)       (274,381)
                                                         ---------       ---------       ---------       ---------
Outstanding at end of year                                      --       $      --              --       $      --
                                                         =========       =========       =========       =========

                                                            SMALL CAP PLUS FUND            SMALL CAP/SHORT FUND
                                                         -------------------------       -------------------------
                                                         NUMBER OF         PREMIUM       NUMBER OF         PREMIUM
                                                         CONTRACTS          AMOUNT       CONTRACTS          AMOUNT
                                                         ---------       ---------       ---------       ---------
Outstanding at beginning of year                               115       $  28,980              --       $      --
Options written                                              1,912         761,547             359         157,442
Options terminated                                          (2,027)       (790,527)           (359)       (157,442)
                                                         ---------       ---------       ---------       ---------
Outstanding at end of year                                      --       $      --              --       $      --
                                                         =========       =========       =========       =========

                                                            INTERNET PLUS FUND             INTERNET/SHORT FUND
                                                         ------------------------        -------------------------
                                                         NUMBER OF       PREMIUM         NUMBER OF         PREMIUM
                                                         CONTRACTS        AMOUNT         CONTRACTS          AMOUNT
                                                         ---------      ----------       ---------         -------
Outstanding at beginning of year                                55      $   65,098              10         $ 1,050
Options written                                                871       3,839,351             502          41,639
Options terminated                                            (926)     (3,904,449)           (512)        (42,689)
                                                         ---------      ----------       ---------         -------
Outstanding at end of year                                      --      $       --              --         $    --
                                                         =========      ==========       =========         =======

Transactions in futures contracts for the year ended August 31, 2001, for the following Funds were as follows:

                                                U.S. PLUS FUND                             OTC PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of year                79     $       29,475,781               68      $       26,032,506
Contracts opened                             1,042            343,001,963            1,920             483,211,393
Contracts closed                            (1,098)          (365,780,391)          (1,915)           (497,831,297)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of year                      23     $        6,697,353               73      $       11,412,602
                                         =========     ==================        =========      ==================

                                                OTC/SHORT FUND                          SMALL CAP PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of year                --     $               --              149      $       39,150,471
Contracts opened                                54              9,918,095            5,078           1,261,701,451
Contracts closed                               (54)            (9,918,095)          (5,211)         (1,297,021,850)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of year                      --     $               --               16      $        3,830,072
                                         =========     ==================        =========      ==================

                                              INTERNET/SHORT FUND                        DOW 30 PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of year                --     $               --               56      $        6,291,702
Contracts opened                                 2                391,611            1,704             182,461,528
Contracts closed                                (2)              (391,611)          (1,703)           (182,795,013)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of year                      --     $               --               57      $        5,958,217
                                         =========     ==================        =========      ==================

Transactions in short futures contracts for the year ended August 31, 2001, for the following Funds were as follows:

                                                U.S./SHORT FUND                           OTC/SHORT FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of year                 1     $          378,396               --      $               --
Contracts opened                               104             31,470,919              283              66,330,605
Contracts closed                               (59)           (18,733,297)            (281)            (66,024,014)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of year                      46     $       13,116,018                2      $          306,591
                                         =========     ==================        =========      ==================

                                              SMALL CAP PLUS FUND                      SMALL CAP/SHORT FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of year                --     $               --               --      $               --
Contracts opened                                98             25,677,009            1,284             312,641,327
Contracts closed                               (98)           (25,677,009)          (1,168)           (285,041,024)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of year                      --     $               --              116      $       27,600,303
                                         =========     ==================        =========      ==================

                                              INTERNET PLUS FUND                         DOW 30 PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of year                --     $               --               --      $               --
Contracts opened                                 3                817,987               15               1,614,433
Contracts closed                                (3)              (817,987)             (15)             (1,614,433)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of year                      --     $               --               --      $               --
                                         =========     ==================        =========      ==================

At August 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                   U.S. PLUS FUND      U.S./SHORT FUND        OTC PLUS FUND         OTC/SHORT FUND
                                   --------------      ---------------        -------------         --------------
Appreciation                         $    189,867      $            --        $  13,337,067         $           --
(Depreciation)                        (15,105,249)                  --          (59,298,831)                    --
                                    -------------      ---------------        -------------         --------------
Net unrealized appreciation
  (depreciation) on investments      $(14,915,382)     $            --        $ (45,961,764)        $           --
                                    =============      ===============        =============         ==============

                                                             SMALL CAP           SMALL CAP/               INTERNET
                                                             PLUS FUND           SHORT FUND              PLUS FUND
                                                             ---------           ----------              ---------
Appreciation                                              $    495,461          $        --           $     48,024
(Depreciation)                                              (5,926,774)                  --            (11,032,646)
                                                          ------------          -----------           ------------
Net unrealized appreciation
  (depreciation) on investments                           $ (5,431,313)         $        --           $(10,984,622)
                                                          ============          ===========           ============

                                                                                                   U.S. GOVERNMENT
                                                             INTERNET/               DOW 30           MONEY MARKET
                                                            SHORT FUND            PLUS FUND                   FUND
                                                            ----------            ---------        ---------------
Appreciation                                                $       --        $   1,605,160           $         --
(Depreciation)                                                      --           (8,430,958)                    --
                                                            ----------        -------------           ------------
Net unrealized appreciation
  (depreciation) on investments                             $       --        $  (6,825,798)          $         --
                                                            ==========        =============           ============

At August 31, 2001, the cost of investments for federal income tax purposes was $26,158,696, $6,579,408, $80,314,908, $2,492,200, $10,881,732, $29,906,402,
$11,360,656, $2,791,264, $22,836,329 and $100,286,134 for the U.S. Plus Fund,
U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund, respectively.

FUND                                                 POST-OCTOBER LOSSES
----                                                 -------------------
U.S. Plus Fund                                            $   4,728,570
OTC Plus Fund                                                23,666,122
Small Cap Plus Fund                                          12,910,549
Small Cap/Short Fund                                              2,229
Internet Plus Fund                                            1,678,608
Dow 30 Plus Fund                                                857,212

These amounts may be used to offset future capital gains.

At August 31, 2001, the U.S. Plus Fund had accumulated net realized capital loss carryovers of $1,594,431 expiring in 2009. The U.S./Short Fund had accumulated net realized capital loss carryovers of $1,196,053 expiring in 2007,

$2,374,990 expiring in 2008 and $574,437 expiring in 2009. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009. The OTC/Short Fund had accumulated net realized capital loss carryovers of $1,382,129 expiring in 2008 and $975,282 expiring in 2009. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $1,799,879 expiring in 2009. The Small Cap/Short Fund had accumulated net realized capital loss carryovers of $1,490,983 expiring in 2009. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. Additionally, the Advisor may voluntarily waive additional fees it might otherwise normally charge the Funds. For the year ended August 31, 2001, the Advisor paid all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the year ended August 31, 2001, the Advisor paid the following expenses by class:

                                          U.S. PLUS FUND    U.S./SHORT FUND     OTC PLUS FUND      OTC/SHORT FUND
                                          --------------    ---------------     -------------      --------------
INVESTOR CLASS:
Annual Advisory rate                           0.75%             0.90%                0.75%              0.90%
Annual cap on expenses                         1.50%             1.65%                1.50%              1.65%
Expenses paid in excess of
  annual cap on expenses-- 2001              $2,475           $45,630                $  --            $28,654
Voluntary waiver-- 2001                      $   --           $    --                $  --            $    --

ADVISOR CLASS:
Annual Advisory rate                           0.75%             0.90%                0.75%
Annual cap on expenses                         2.50%             2.65%                2.50%
Expenses paid in excess of
  annual cap on expenses-- 2001              $   26           $ 2,609                $  --
Voluntary waiver-- 2001                      $   --           $    --                $ 608

BROKER CLASS:
Annual Advisory rate                           0.75%                                  0.75%
Annual cap on expenses                         2.50%                                  2.50%
Expenses paid in excess of
  annual cap on expenses-- 2001              $   49                                  $  --
Voluntary waiver-- 2001                      $   --                                  $ 359

                                          SMALL CAP           SMALL CAP/          INTERNET             INTERNET SHORT/
                                          PLUS FUND           SHORT FUND          PLUS FUND                 FUND
                                        -----------           ----------          ---------            ---------------
INVESTOR CLASS:
Annual Advisory rate                        0.75%                0.90%               0.75%                  0.90%
Annual cap on expenses                      1.50%                1.65%               1.50%                  1.65%
Expenses paid in excess of
  annual cap on expenses-- 2001         $     --               $5,303             $29,726                 $25,645
Voluntary waiver-- 2001                 $     --               $   --             $    --                 $    --

ADVISOR CLASS:
Annual Advisory rate                        0.75%                                    0.75%
Annual cap on expenses                      2.50%                                    2.50%
Expenses paid in excess of
  annual cap on expenses-- 2001         $     --                                  $14,805
Voluntary waiver-- 2001                 $  2,397                                  $    --

BROKER CLASS:
Annual Advisory rate                        0.75%
Annual cap on expenses                      2.50%
Expenses paid in excess of
  annual cap on expenses-- 2001         $     --
Voluntary waiver-- 2001                 $ 11,717

                                                                                                    U.S. GOVERNMENT
                                                         DOW 30 PLUS FUND                          MONEY MARKET FUND
                                                         ----------------                          -----------------
INVESTOR CLASS:
Annual Advisory rate                                            0.75%                                      0.50%
Annual cap on expenses                                          1.50%                                      1.00%
Expenses paid in excess of
  annual cap on expenses-- 2001                               $7,209                                    $30,774
Voluntary waiver-- 2001                                       $   --                                    $    --

ADVISOR CLASS:
Annual Advisory rate                                            0.75%                                      0.50%
Annual cap on expenses                                          2.50%                                      2.00%
Expenses paid in excess of
  annual cap on expenses-- 2001                               $1,977                                    $ 4,825
Voluntary waiver-- 2001                                       $   --                                    $    --

BROKER CLASS:
Annual Advisory rate                                            0.75%                                      0.50%
Annual cap on expenses                                          2.50%                                      2.00%
Expenses paid in excess of
  annual cap on expenses-- 2001                               $    4                                    $ 4,084
Voluntary waiver-- 2001                                       $   --                                    $    --

Remaining expenses subject to potential recovery expiring in:

                                                                                   SMALL          SMALL
                       U.S.          U.S./             OTC          OTC/            CAP            CAP/
                       PLUS          SHORT            PLUS         SHORT           PLUS           SHORT
                       FUND          FUND             FUND          FUND           FUND           FUND
                      ------        -------           ----        -------         ------          ------
2002                  $5,548        $15,365            $--        $14,372         $  --           $   --
2003                  $   --        $24,326            $--        $ 4,411         $  --           $   --
2004                  $2,550        $48,239            $--        $28,654         $  --           $5,303

                                                                                                   U.S.
                                                                                                GOVERNMENT
                                 INTERNET               INTERNET/            DOW 30                MONEY
                                   PLUS                   SHORT               PLUS                MARKET
                                   FUND                    FUND               FUND                 FUND
                                 --------               --------             --------            ----------
2002                             $    --                 $    --              $   --             $48,330
2003                             $ 1,652                 $    --              $1,588             $13,047
2004                             $44,531                 $25,645              $9,190             $39,683


The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Advisor Class and Broker Class for services to existing Fund shareholders and distribution of Fund shares.

During the year ended August 31, 2001, the Investor Class of the OTC Plus Fund and Small Cap Plus Fund incurred expenses of $179,767 and $2,138, respectively, pursuant to the 12b-1 plan. During the year ended August 31, 2001, the Advisor Class of the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Internet Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $2,259, $1,482, $4,180, $10,768, $11,086, $41,365,
$110,605, respectively, pursuant to the 12b-1 plan. During the year ended August 31, 2001, the Broker Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $4,362, $3,770, $50,733, $79 and $93,633, respectively, pursuant to the 12b-1 plan.

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

                                 POTOMAC FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Potomac Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of futures contracts, of short futures contracts and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund (ten of the portfolios comprising Potomac Funds, hereafter referred to as the "Funds") at August 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ Pricewaterhouse Coopers LLP

October 23, 2001

INVESTMENT ADVISOR
           Rafferty Asset Management, LLC
           1311 Mamaroneck Avenue
           White Plains, NY 10605

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
           PAYING AGENT & SHAREHOLDER SERVICING
           AGENT
           Firstar Mutual Fund Services, LLC
           P.O. Box 1993
           Milwaukee, WI 53201-1993

CUSTODIAN
           Firstar Bank, N.A.
           615 East Michigan Street
           Milwaukee, WI 53202

COUNSEL
           Kirkpatrick & Lockhart LLP
           1800 Massachusetts Avenue, N.W.
           Washington, D.C. 20036-1800


INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP
           100 East Wisconsin Avenue
           Milwaukee, WI 53202




This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.